                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09253

                             Wells Fargo Fund Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end: January 31, 2010

Date of reporting period: July 31, 2010

ITEM 1. REPORT TO SHAREHOLDERS

<INSERT SEMI ANNUAL REPORT HERE>

                                              (WELLS FARGO ADVANTAGE FUNDS LOGO)

(GRAPHIC)
REDUCE CLUTTER. SAVE TREES.
Sign uo for electronic delivery of propectuses and shareholder report at www.wellsfargo.com/advantagedelivery

(GRAPHIC)

Semi-Annual Report

July 31, 2010

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

REDUCE CLUTTER. SAVE TREES.

Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

Contents

LETTER TO SHAREHOLDERS ....................................................    2
PERFORMANCE HIGHLIGHTS ....................................................    4
FUND EXPENSES .............................................................    6
PORTFOLIO OF INVESTMENTS ..................................................    7
FINANCIAL STATEMENTS
Statement of Assets and Liabilities .......................................   31
Statement of Operations ...................................................   32
Statements of Changes in Net Assets .......................................   33
Financial Highlights ......................................................   34
NOTES TO FINANCIAL STATEMENTS .............................................   36
OTHER INFORMATION .........................................................   40
LIST OF ABBREVIATIONS .....................................................   46

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

(GRAPHIC)

WELLS FARGO INVESTMENT HISTORY

1932 KEYSTONE CREATES ONE OF THE FIRST MUTUAL FUND FAMILIES.

1971 WELLS FARGO & COMPANY INTRODUCES ONE OF THE FIRST INSTITUTIONAL INDEX
     FUNDS.

1978 WELLS FARGO APPLIES MARKOWITZ AND SHARPE'S RESEARCH ON MODERN PORTFOLIO
     THEORY TO INTRODUCE ONE OF THE INDUSTRY'S FIRST TACTICAL ASSET ALLOCATION
     (TAA) MODELS IN INSTITUTIONAL SEPARATELY MANAGED ACCOUNTS.

1984 WELLS FARGO STAGECOACH FUNDS LAUNCHES ITS FIRST ASSET ALLOCATION FUND.

1989 THE TACTICAL ASSET ALLOCATION (TAA) MODEL IS FIRST APPLIED TO WELLS FARGO'S
     ASSET ALLOCATION MUTUAL FUNDS.

1994 WELLS FARGO INTRODUCES THE LIFEPATH FUNDS, ONE OF THE FIRST SUITES OF
     TARGET DATE FUNDS (NOW THE WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM)).

1996 EVERGREEN INVESTMENTS AND KEYSTONE FUNDS MERGE.

1997 WELLS FARGO LAUNCHES WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOSSM, A
     FUND-OF-FUNDS SUITE OF PRODUCTS THAT INCLUDES THE USE OF QUANTITATIVE MODELS TO SHIFT ASSETS AMONG INVESTMENT STYLES.

1999 NORWEST ADVANTAGE FUNDS AND STAGECOACH FUNDS ARE REORGANIZED INTO WELLS
     FARGO FUNDS AFTER THE MERGER OF NORWEST AND WELLS FARGO.

2002 EVERGREEN RETAIL AND EVERGREEN INSTITUTIONAL COMPANIES FORM THE UMBRELLA
     ASSET MANAGEMENT COMPANY, EVERGREEN INVESTMENTS.

2005 THE INTEGRATION OF STRONG FUNDS WITH WELLS FARGO FUNDS CREATES WELLS FARGO
     ADVANTAGE FUNDS, RESULTING IN ONE OF THE TOP 20 MUTUAL FUND COMPANIES IN THE UNITED STATES.

2006 WELLS FARGO ADVANTAGE FUNDS RELAUNCHES THE TARGET DATE PRODUCT LINE AS
     WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS.

2010 THE MERGERS AND REORGANIZATIONS OF EVERGREEN AND WELLS FARGO ADVANTAGE
     MUTUAL FUNDS ARE COMPLETED, UNIFYING THE FAMILIES UNDER THE BRAND OF WELLS FARGO ADVANTAGE FUNDS.

WELLS FARGO ADVANTAGE FUNDS(R)

WELLS FARGO ADVANTAGE FUNDS skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

STRENGTH

Our organization is built on the standards of integrity and service established by our parent company--Wells Fargo & Company--more than 150 years ago. And, because we're part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

EXPERTISE

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn't end with our expertise in manager selection--risk management, analysis, and rigorous ongoing review seek to ensure each manager's investment process remains consistent.

PARTNERSHIP

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES BEFORE INVESTING. FOR A CURRENT PROSPECTUS FOR WELLS FARGO ADVANTAGE FUNDS, CONTAINING THIS AND OTHER INFORMATION, VISIT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. READ IT CAREFULLY BEFORE INVESTING.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS(R). Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

The "Dow Jones Target Date Indexes" are a product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC ("CME"). "Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones Trademark Holdings, LLC., and have been licensed for use for certain purposes by CME and sublicensed for use by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME or Barclays Capital or any of their respective affiliates, and neither Dow Jones, CME nor Barclays Capital nor any of their respective affiliates makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, CME, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

              NOT FDIC INSURED - NO BANK GURANTEE - MAY LOSE VALUE

NOT PART OF THE SEMI-ANNUAL REPORT.

Wells Fargo Advantage Funds OFFERS MORE THAN 120 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $230 BILLION IN ASSETS UNDER MANAGEMENT, AS OF JULY 31, 2010.

EQUITY FUNDS

Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Classic Value Fund
Common Stock Fund
Core Equity Fund
Disciplined Global Equity Fund
Disciplined U.S. Core Fund
Disciplined Value Fund
Discovery Fund+
Diversified Equity Fund
Diversified International Fund
Diversified Small Cap Fund
Emerging Growth Fund
Emerging Markets Equity Fund
Endeavor Select Fund+
Enterprise Fund+
Equity Value Fund
Global Opportunities Fund
Growth Fund
Growth Opportunities Fund
Health Care Fund
Index Fund
International Equity Fund
International Value Fund
Intrinsic Small Cap Value Fund
Intrinsic Value Fund
Intrinsic World Equity Fund
Large Cap Core Fund
Large Cap Growth Fund
Large Company Value Fund
Mid Cap Growth Fund
Omega Growth Fund
Opportunity Fund+
Precious Metals Fund
Premier Large Company Growth Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Core Fund
Small/Mid Cap Value Fund
Social Sustainability Fund+
Special Mid Cap Value Fund
Special Small Cap Value Fund
Specialized Technology Fund
Strategic Large Cap Growth Fund
Traditional Small Cap Growth Fund
Utility and Telecommunications Fund

BOND FUNDS

Adjustable Rate Government Fund
California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Government Securities Fund
High Income Fund
High Yield Bond Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Tax/AMT-Free Fund
International Bond Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
North Carolina Tax-Free Fund
Pennsylvania Tax-Free Fund
Short Duration Government Bond Fund
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Strategic Municipal Bond Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS

Asset Allocation Fund
Conservative Allocation Fund
Diversified Capital Builder Fund
Diversified Income Builder Fund
Growth Balanced Fund
Index Asset Allocation Fund
Moderate Balanced Fund
WealthBuilder Conservative Allocation Portfolio+
WealthBuilder Equity Portfolio+
WealthBuilder Growth Allocation Portfolio+
WealthBuilder Growth Balanced Portfolio+
WealthBuilder Moderate Balanced Portfolio+
WealthBuilder Tactical Equity Portfolio+
Target Today Fund+
Target 2010 Fund+
Target 2015 Fund+
Target 2020 Fund+
Target 2025 Fund+
Target 2030 Fund+
Target 2035 Fund+
Target 2040 Fund+
Target 2045 Fund+
Target 2050 Fund+

MONEY MARKET FUNDS

100% Treasury Money Market Fund
California Municipal Money Market Fund
California Municipal Money Market Trust
Cash Investment Money Market Fund
Government Money Market Fund
Heritage Money Market Fund+
Minnesota Money Market Fund
Money Market Fund
Money Market Trust
Municipal Cash Management Money Market Fund
Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
New Jersey Municipal Money Market Fund
New York Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Prime Investment Money Market Fund
Treasury Plus Money Market Fund

VARIABLE TRUST FUNDS(1)
VT Core Equity Fund
VT Discovery Fund+
VT Index Asset Allocation Fund
VT International Equity Fund
VT Intrinsic Value Fund
VT Omega Growth Fund
VT Opportunity Fund+
VT Small Cap Growth Fund
VT Small Cap Value Fund
VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

(1.) The Variable Trust Funds are generally available only through insurance company variable contracts.

+ In this report, the WELLS FARGO ADVANTAGE DISCOVERY FUNDSM, WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUNDSM, WELLS FARGO ADVANTAGE ENTERPRISE FUNDSM, WELLS FARGO ADVANTAGE OPPORTUNITY FUNDSM, WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUNDSM, WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIOSM, WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIOSM, WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIOSM, WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIOSM, WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIOSM, WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIOSM, WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUNDSM, WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUNDSM, WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUNDSM, WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUNDSM, WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUNDSM, WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUNDSM, WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUNDSM, WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUNDSM, WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUNDSM, WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUNDSM, WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUNDSM, WELLS FARGO ADVANTAGE VT DISCOVERY FUNDSM, and WELLS FARGO ADVANTAGE VT OPPORTUNITY FUNDSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

NOT PART OF THE SEMI-ANNUAL REPORT.

               2 Wells Fargo Advantage Municipal Money Market Fund


                                                          Letter to Shareholders

(PHOTO OF KARLA M. RABUSCH)
KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS

MUNICIPAL SECURITIES PERFORMED RELATIVELY WELL OVER THE RECENT SIX-MONTH PERIOD, BENEFITING FROM GROWING ECONOMIC ACTIVITY, LOW YIELDS IN U.S. TREASURIES, AND IMPROVING FISCAL CONDITIONS FOR STATE AND LOCAL GOVERNMENTS.

Dear Valued Shareholder,

We are pleased to introduce you to WELLS FARGO ADVANTAGE FUNDS. You now have access to an expanded array of mutual funds, giving you the flexibility to invest in a family of funds covering nearly every asset class and investment style. To learn more about our funds and the talented team of money managers behind them, please visit our Web site at www.wellsfargo.com/advantagefunds. You can also call one of our investment service representatives available 24 hours a day, 7 days a week at 1-800-222-8222, or speak with your investment professional.

Following is your semi-annual report for the WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND for the six-month period that ended July 31, 2010.

During this period, fixed-income markets continued to show strong signs of improvement, resulting in positive returns in nearly every sector. In general, municipal securities performed relatively well over the recent six-month period, benefiting from growing economic activity, low yields in U.S. Treasuries, and improving fiscal conditions for state and local governments. Investors continued to seek tax-exempt municipal money markets for their higher levels of relative yield compared with taxable money funds and their tax-exempt benefits.

EARLY PERIOD OPTIMISM TEMPERED BY GLOBAL CREDIT CONCERNS AND LOW SHORT-TERM
RATES.

A revival of the safe-haven bid for Treasuries was the primary influence on the fixed income markets during the six-month period ended July 31, 2010. Despite a series of initiatives by the International Monetary Fund (IMF) and the European Central Bank, markets for the debt of several European governments remained unsettled throughout the period prompting international investors to return to the relative safety of U.S. Treasuries. While the European sovereign concerns have no direct impact on U.S. money funds, the fear of contagion does impact the broad U.S. fixed income markets. Additional concerns about slower world growth added to the demand for bonds in late June, sending the yield on the 10-year Treasury below 3% for the first time since the late 2008-early 2009 time period.

Steep yield curves were the next greatest influence on total returns. During the first seven months of 2010, however, not only did short-term interest rates not rise, but yields essentially remained unchanged, or even fell, across the Treasury and municipal curves. The result was perhaps one of the steepest yield curves on record, certainly steeper than at any point during 2009. Investor sentiment was further muted by signals from the Fed suggesting that short-term interest rates would remain at the current historic lows until 2011. Moreover, renewed concerns about possible bankruptcies and increased levels of default rates affecting a few municipalities increased risk premiums across the municipal marketplace.

RULE 2A-7 REFORMS, "DODD-FRANK" BILL, AND LACK OF SUPPLY CONTINUE TO DEFINE MONEY MARKET LANDSCAPE.

On January 27, 2010, the Securities and Exchange Commission approved amendments to Rule 2a-7, the section of the Investment Company Act that governs money market funds. These changes shortened the maximum weighted average maturity of money market funds, restricted the use of "second tier" and illiquid securities, required firms to periodically stress test their funds, and set standards for the percentage of a fund's assets that must be invested in highly liquid securities. While these amendments have induced the many money market managers to focus on shorter maturities--increasing demand for securities that meet the new

               Wells Fargo Advantage Municipal Money Market Fund 3


Letter to Shareholders

requirements--we have seen a relatively smooth transition to these amendments across the marketplace as these changes were well-known by the money market fund industry. In our opinion, our funds have been well-positioned to accommodate the terms of the new regulations, especially since we have a long history of managing our funds within the guidelines now required of the entire industry.

On July 16, 2010, the Senate passed the "Restoring American Financial Stability Act of 2010", commonly referred to as the "Dodd-Frank Bill". Among the many provisions in this bill, the reform addresses special oversight of systematically significant firms, an increase in the deposit insurance ceiling, regulation of derivatives contracts, and provisions limiting and regulating bank and hedge fund activities. From the perspective of money market funds, the most closely watched provisions of the bill dealt with repurchase agreements. After several in-depth discussions between members of the Congress that would have notably altered certain mechanics of the repurchase agreement marketplace, it appears that the bill left the area essentially unchanged.

The upcoming fiscal year is likely to be one of ongoing change. The regulatory environment is evolving, and monetary policy is likely to shift sometime in the upcoming quarters. We have already seen the retirement of several federal liquidity programs; the next step would be higher interest rates. Thus, just as we were cautious over the past six months--in light of the varying credit risks--we continue to remain cautiously optimistic but with more of a focus on upholding absolute liquidity in a tightening regulatory environment and a potentially rising interest-rate environment. We are confident that our portfolio strategy, with its emphasis on liquidity, will enable our money market funds to meet these challenges successfully.

WE OFFER STEADY INVESTMENT DISCIPLINES WITH SEVERAL BROAD DIVERSIFICATION
OPTIONS.

Experience tells us that strict adherence to time-tested strategies has its rewards. As a whole, WELLS FARGO ADVANTAGE FUNDS(R) represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio.

In this environment, we believe that fundamental credit analysis and issue selection will be the key drivers of portfolio construction and relative performance. At WELLS FARGO ADVANTAGE FUNDS, we intend to continue assessing relative-value opportunities, while focusing on liquidity and quality issues throughout the short-term municipal bond markets and across our lineup of municipal money market funds.

Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also visit our Web site at www.wellsfargo.com/advantagefunds.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

JUST AS WE WERE CAUTIOUS OVER THE PAST SIX MONTHS--IN LIGHT OF THE VARYING CREDIT RISKS--WE CONTINUE TO REMAIN CAUTIOUSLY OPTIMISTIC BUT WITH MORE OF A FOCUS ON UPHOLDING ABSOLUTE LIQUIDITY IN A TIGHTENING REGULATORY ENVIRONMENT AND A POTENTIALLY RISING INTEREST-RATE ENVIRONMENT.

              4 Wells Fargo Advantage Municipal Money Market Fund


                                                          Performance Highlights

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND (the Fund) seeks current income exempt from regular federal income tax, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

David Sylvester
James Randazzo

FUND INCEPTION

November 2, 1988

PORTFOLIO ALLOCATION(1)
(AS OF JULY 31, 2010)

                                   (PIE CHART)

Municipal Bonds & Notes   (100%)

EFFECTIVE MATURITY DISTRIBUTION(1)
(AS OF JULY 31, 2010)

                                   (PIE CHART)

1 day          (11%)
2-7 days       (81%)
8-14 days       (1%)
15-29 days      (1%)
30-59 days      (1%)
90-179 days     (1%)
180-269 days    (1%)
270 + days      (3%)

----------
(1.) Portfolio allocation and effective maturity distribution are subject to change and are calculated based on the total investments of the Fund.

               Wells Fargo Advantage Municipal Money Market Fund 5


Performance Highlights

                   WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF JULY 31, 2010)

                              6 Month*   1 Year   5 Year   10 Year
                              --------   ------   ------   -------
CLASS A (WMUXX)                 0.01      0.01     1.71      1.55
SERVICE CLASS (WMSXX)           0.01      0.01     1.95      1.82
SWEEP CLASS                     0.01      0.01     1.49      1.29
INVESTOR CLASS (WMVXX)          0.01      0.01     1.95      1.82
INSTITUTIONAL CLASS (WMTXX)     0.02      0.03     1.95      1.82

*    Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY(3)              Service   Sweep   Investor   Institutional
(AS OF JULY 31, 2010)   Class A    Class    Class     Class        Class
---------------------   -------   -------   -----   --------   -------------
7-Day Current Yield       0.01%     0.01%    0.01%    0.01%         0.23%
7-Day Compound Yield      0.01%     0.01%    0.01%    0.01%         0.23%
30-Day Simple Yield       0.02%     0.01%    0.01%     N/A           N/A
30-Day Compound Yield     0.02%     0.01%    0.01%     N/A           N/A

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUND'S WEB SITE - www.wellsfargo.com/advantagefunds.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT).

----------
(2.) Performance shown for the Investor Class shares prior to its inception, after the close of business on July 9, 2010, reflects the performance of the Fund's Service Class shares, and has not been adjusted to include the higher expenses applicable to the Investor class. If the expenses of the Investor Class were included, returns would be lower. Performance shown for the Institutional Class prior to its inception, after the close of business on July 9, 2010, reflects the performance of the Fund's Service Class, and includes the higher expenses applicable to the Service Class. If these expenses had not been included, returns would be higher. Performance shown for all classes of the Fund prior to July 12, 2010 is based on the performance of the Fund's predecessor, Evergreen Municipal Money Market Fund.

(3.) Effective July 9, 2010, the investment adviser has committed through July
     11, 2013 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been (0.41)%, (0.02)%, (0.46)%, (0.31)% and (0.76)% for Class A,
     Institutional Class, Investor Class, Service Class, and Sweep Class, respectively.

              6 Wells Fargo Advantage Municipal Money Market Fund


                                                                   Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2010 to July 31, 2010.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                Beginning        Ending           Expenses
                                              Account Value   Account Value   Paid During The     Net Annual
                                                02-01-2010      07-31-2010       Period(1)      Expense Ratio
                                              -------------   -------------   ---------------   -------------
CLASS A
   Actual                                       $1,000.00       $1,000.06          $1.83             0.37%
   Hypothetical (5% return before expenses)     $1,000.00       $1,022.96          $1.86             0.37%
INSTITUTIONAL CLASS
   Actual                                       $1,000.00       $1,000.18          $0.99             0.20%
   Hypothetical (5% return before expenses)     $1,000.00       $1,023.80          $1.00             0.20%
INVESTOR CLASS
   Actual                                       $1,000.00       $1,000.06          $2.08             0.42%
   Hypothetical (5% return before expenses)     $1,000.00       $1,022.71          $2.11             0.42%
SERVICE CLASS
   Actual                                       $1,000.00       $1,000.06          $1.79             0.36%
   Hypothetical (5% return before expenses)     $1,000.00       $1,023.01          $1.81             0.36%
SWEEP CLASS
   Actual                                       $1,000.00       $1,000.06          $1.83             0.37%
   Hypothetical (5% return before expenses)     $1,000.00       $1,022.96          $1.86             0.37%

----------
(1.) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period.)

               Wells Fargo Advantage Municipal Money Market Fund 7


Portfolio of Investments--July 31, 2010 (Unaudited)

MUNICIPAL MONEY MARKET FUND

                                                                                             INTEREST    MATURITY
   PRINCIPAL    SECURITY NAME                                                                  RATE        DATE           VALUE
--------------  -------------                                                                --------  ------------  --------------
MUNICIPAL BONDS & NOTES: 99.83%
ALABAMA: 1.97%
$   23,625,000  BIRMINGHAM AL SPECIAL CARE FACILITIES FINANCE AUTHORITY RB
                ASCENSION HEALTH SERIES 2006-C (OTHER REVENUE)+++/-ss                          0.28%    05/15/2015   $   23,625,000
     1,650,000  CALHOUN COUNTY AL EDRB SOUTHERN BAG EXPANSION PROJECT SERIES 1998
                (IDR, BANKBOSTON NA LOC)+/-ss                                                  0.56     03/01/2013        1,650,000
     6,000,000  MOBILE AL IDR LLC PROJECT SERIES 2006 (INDUSTRIAL REVENUE,
                WHITNEY NATIONAL BANK LOC)+/-ss                                                0.38     08/01/2031        6,000,000
    20,000,000  MOBILE COUNTY AL IDA SERIES B (INDUSTRIAL REVENUE,
                SVENSKA HANDELSBANKEN LOC)+/-ss                                                0.29     07/01/2040       20,000,000
     3,186,000  SOUTHEAST ALABAMA GAS DISTRICT RB ALABAMA SUPPLY PROJECT
                SERIES 2007-A (NATURAL GAS REVENUE)+/-ss                                       0.30     08/01/2027        3,186,000
     2,200,000  SYLACAUGA AL IDR HARRELLS FERTILIZER INCORPORATED
                (INDUSTRIAL REVENUE, BANK OF AMERICA NA LOC)+/-ss                              0.45     04/01/2021        2,200,000
    10,000,000  TUSCALOOSA COUNTY AL IDA TAX EXEMPT GULF OPPORTUNITY ZONE HUNT REFINING
                PROJECT SERIES 2008-A (IDR, JPMORGAN CHASE BANK LOC)+/-ss                      0.37     03/01/2027       10,000,000
    10,000,000  TUSCALOOSA COUNTY AL IDA TAX EXEMPT GULF OPPORTUNITY ZONE HUNT REFINING
                PROJECT SERIES 2008-C (IDR, JPMORGAN CHASE BANK LOC)+/-ss                      0.37     12/01/2027       10,000,000
                                                                                                                         76,661,000
                                                                                                                     --------------
ALASKA: 2.10%
    66,700,000  ALASKA HOUSING FINANCE CORPORATION SERIES 2002-A
                (HOUSING REVENUE, AGM INSURED)+/-ss                                            0.40     12/01/2036       66,700,000
     3,840,000  ALASKA STATE HOUSING FINANCE CORPORATION SERIES A
                (HOUSING REVENUE, AGM GO)+/-ss                                                 0.40     06/01/2032        3,840,000
    11,000,000  VALDEZ AK MARINE TERMINAL REVENUE EXXON PIPELINE COMPANY PROJECT
                SERIES B (IDR)+/-ss                                                            0.15     12/01/2033       11,000,000
                                                                                                                         81,540,000
                                                                                                                     --------------
ARIZONA: 1.15%
       590,000  ARIZONA STATE UNIVERSITY BOARD OF REGENTS RB SERIES 2008-B
                (COLLEGE & UNIVERSITY REVENUE, LLOYDS TSB BANK PLC LOC)+/-ss                   0.20     07/01/2034          590,000
     3,080,000  MARICOPA COUNTY AZ IDA MFHR VILLAGE AT SUN VALLEY APARTMENTS PROJECT
                (HOUSING REVENUE, FHLMC INSURED)+/-ss                                          0.30     11/01/2043        3,080,000
     3,600,000  MARICOPA COUNTY AZ IDA SOLID WASTE DISPOSAL AMBIAN DAIRY LLC PROJECT
                SERIES 2008 (RESOURCE RECOVERY REVENUE, FARM CREDIT SERVICES AMERICA
                LOC)+/-ss                                                                      0.47     11/01/2033        3,600,000
     2,500,000  MARICOPA COUNTY AZ IDA SOLID WASTE DISPOSAL SERIES 2006
                (RESOURCE RECOVERY REVENUE, FARM CREDIT SERVICES LOC)+/-ss                     0.59     08/01/2026        2,500,000
     2,400,000  MARICOPA COUNTY AZ IDA TRANS-MATIC MANUFACTURING PRODUCTION PROJECT
                (IDR, NATIONAL CITY BANK LOC)+/-ss                                             0.33     10/01/2026        2,400,000
    11,500,000  PHOENIX AZ IDA REFUNDING MFHR DEL MAR TERRACE APARTMENTS PROJECT SERIES
                1999-A
                (HOUSING REVENUE, FHLMC INSURED)+/-ss                                          0.28     10/01/2029       11,500,000
       500,000  PHOENIX AZ IDA SERIES A (HFA, BANK OF AMERICA LOC)+/-ss                        0.31     04/01/2033          500,000
     5,000,000  PIMA COUNTY AZ IDA CHARTER SCHOOL DELAWARE MILITARY ACADEMY PROJECT
                SERIES 2008 (OTHER REVENUE, PNC BANK NA LOC)+/-ss                              0.26     09/01/2038        5,000,000
       800,000  PIMA COUNTY AZ IDA EASTSIDE APARTMENTS SERIES B (MFHR, FNMA INSURED)+/-ss      0.35     02/15/2031          800,000
     1,250,000  PINAL COUNTY AZ IDA SOLID WASTE DISPOSAL FEENSTRA INVESTMENTS LLC PROJECT
                SERIES 2002 (RESOURCE RECOVERY REVENUE, FARM CREDIT SERVICES LOC)+/-ss         0.59     08/01/2027        1,250,000
     1,250,000  PINAL COUNTY AZ IDA SOLID WASTE DISPOSAL SORIO BRAVO DAIRY FARM
                SERIES 2002 (IDR, FARM CREDIT SERVICES LOC)+/-ss                               0.59     05/01/2027        1,250,000
    12,400,000  SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY MAGNOLIA POWER PROJECT
                SERIES 2009-1-A (HCFR)+++/-ss                                                  0.38     02/01/2042       12,400,000
                                                                                                                         44,870,000
                                                                                                                     --------------

               8 Wells Fargo Advantage Municipal Money Market Fund


                             Portfolio of Investments--July 31, 2010 (Unaudited)

MUNICIPAL MONEY MARKET FUND

                                                                                             INTEREST    MATURITY
   PRINCIPAL    SECURITY NAME                                                                  RATE        DATE           VALUE
--------------  -------------                                                                --------  ------------  --------------
CALIFORNIA: 3.72%
$      100,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CALIFORNIA SHARP
                HEALTHCARE SERIES D (HOSPITAL REVENUE, CITIBANK NA LOC)+/-ss                   0.23%    08/01/2035   $      100,000
       500,000  CALIFORNIA ASSOCIATION OF BAY AREA GOVERNMENT FINANCE AUTHORITY FOR
                NONPROFIT CORPORATION SHARP HEALTHCARE SERIES 2009-C (HCFR, CITIBANK
                NA LOC)+/-ss                                                                   0.23     08/01/2035          500,000
     2,600,000  CALIFORNIA CDA MFHR GLEN HAVEN APARTMENTS SERIES 2002
                (HOUSING REVENUE, FNMA INSURED)+/-ss                                           0.27     04/15/2035        2,600,000
       900,000  CALIFORNIA CDA REFUNDING MFHR PUTTER SERIES 2680 (OTHER REVENUE,
                JPMORGAN CHASE BANK LOC)+/-ss                                                  0.38     05/15/2018          900,000
       600,000  CALIFORNIA CDA REFUNDING MFHR SERIES 381 (OTHER REVENUE, FHLMC
                INSURED)+/-ss                                                                  0.37     02/01/2050          600,000
    21,690,000  CALIFORNIA CDA AZUSA PACIFIC UNIVERSITY PROJECT SERIES 2007
                (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss                 3.25     04/01/2039       21,690,000
     1,705,000  CALIFORNIA CDA PENNSYLVANIA VALLEY APARTMENT AUTHORITY PROJECT
                SERIES 2001 (HOUSING REVENUE, FHLMC INSURED)+++/-ss                            0.37     08/01/2033        1,705,000
     3,300,000  CALIFORNIA CDA NATIONAL CENTER FOR INTERNATIONAL SCHOOL SERIES 2006-A
                (PRIVATE SCHOOLS REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss                      3.10     05/01/2026        3,300,000
       290,000  CALIFORNIA FINANCE AUTHORITY KEHILLAH JEWISH HIGH SCHOOL SERIES 2009
                (PRIVATE SCHOOLS REVENUE, CALIFORNIA BANK & TRUST LOC)+/-ss                    0.26     08/01/2039          290,000
       390,000  CALIFORNIA GO SERIES B-1 (GENERAL FUND REVENUE, CITIBANK NA LOC)+/-ss          0.28     10/01/2041          390,000
     1,200,000  CALIFORNIA GO SERIES C-3 (SALES TAX REVENUE, BANK OF AMERICA NA LOC)+/-ss      0.21     07/01/2023        1,200,000
     1,800,000  CALIFORNIA HEALTH FACILITIES FINANCE AUTHORITY RB ADVENTIST HOSPITAL
                PROJECT SERIES B (HCFR, BANK OF AMERICA NA LOC)+/-ss                           0.21     09/01/2028        1,800,000
     3,450,000  CALIFORNIA HFA HOME MORTGAGE ROC-RR-II-R-11640 (HOUSING REVENUE,
                GNMA/FNMA/FHLMC INSURED)+++/-ss                                                0.34     08/01/2018        3,450,000
     1,200,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK ROCS RR II R-11527
                (TOLL ROAD REVENUE, AMBAC INSURED)+++/-ss                                      0.26     07/01/2030        1,200,000
       150,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT ORANGE COUNTY
                PERFORMING SERIES A (RECREATIONAL REVENUE, BANK OF AMERICA NA LOC)+/-ss        0.25     07/01/2034          150,000
     9,625,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT REVENUE ST. MARGARET
                EPISCOPAL SCHOOL SERIES 2008 (PRIVATE SCHOOLS REVENUE, ALLIED IRISH BANK
                PLC LOC)+/-ss                                                                  3.60     01/01/2038        9,625,000
       200,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT REVENUE LOS ANGELES
                COUNTY MUSEUM OF NATURAL HISTORY SERIES 2008-B (RECREATIONAL REVENUE,
                BANK OF NEW YORK LOC)+/-ss                                                     0.23     09/01/2037          200,000
       225,000  CALIFORNIA MUNICIPAL FINANCE AUTHORITY (PRIVATE SCHOOL REVENUE,
                ALLIED IRISH BANK PLC LOC)+/-ss                                                3.60     09/01/2036          225,000
     1,570,000  CALIFORNIA REFUNDING GO BRANCH BANKING & TRUST COMPANY MUNICIPAL TRUST
                SERIES 2000 (GENERAL FUND REVENUE, FSA INSURED,
                BRANCH BANKING & TRUST LOC)+++/-ss                                             0.30     07/10/2027        1,570,000
     1,195,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C13 (UTILITIES REVENUE,
                FIRST SECURITY BANK LOC)+/-ss                                                  0.28     05/01/2022        1,195,000
        50,000  CALIFORNIA STATE KINDERGARTEN B3 (OTHER REVENUE, CITIBANK NA LOC)+/-ss         0.19     05/01/2034           50,000
     1,750,000  CALIFORNIA STATE SERIES A-2 ( GENERAL FUND REVENUE, BANK OF MONTREAL
                LOC)+/-ss                                                                      0.18     05/01/2033        1,750,000
       500,000  CALIFORNIA STATE SERIES A-3 (GENERAL FUND REVENUE, BANK OF MONTREAL
                LOC)+/-ss                                                                      0.26     05/01/2033          500,000
     1,300,000  CALIFORNIA STATE SERIES B5 (OTHER REVENUE, CITIBANK NA LOC)+/-ss               0.21     05/01/2034        1,300,000
       410,000  CALIFORNIA STATEWIDE CDA TYRELLA GARDENS APARTMENTS SERIES B
                (HOUSING REVENUE, CITIBANK NA LOC)+/-ss                                        0.35     06/01/2036          410,000
    14,680,000  DEUTSCHE BANK SPEARS LIFERS TRUST (SEWER REVENUE, AMBAC INSURED)+++/-ss        0.27     09/01/2031       14,680,000
       150,000  IRVINE CA IMPROVEMENT BOARD ACT DISTRICT NO. 87-8
                (SPECIAL ASSESSMENT REVENUE, KBC BANK NV LOC)+/-ss                             0.21     09/02/2024          150,000
       800,000  IRVINE CA IMPROVEMENT BOND ACT 1915 SERIES 07-22-A
                (OTHER REVENUE, KBC BANK NV LOC)+/-ss                                          0.21     09/02/2032          800,000
     8,000,000  LOS ANGELES CA AIRPORT PUTTER SERIES 2000-A (AIRPORT & MARINA
                REVENUE)+++/-ss                                                                0.36     11/15/2025        8,000,000
     1,515,000  LOS ANGELES CA COP LOYOLA HIGH SCHOOL SERIES A
                (LEASE REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss                                3.60     12/01/2035        1,515,000

               Wells Fargo Advantage Municipal Money Market Fund 9


Portfolio of Investments--July 31, 2010 (Unaudited)

MUNICIPAL MONEY MARKET FUND

                                                                                             INTEREST    MATURITY
   PRINCIPAL    SECURITY NAME                                                                  RATE        DATE           VALUE
--------------  -------------                                                                --------  ------------  --------------
CALIFORNIA (continued)
$    2,600,000  LOS ANGELES CA COP NOTRE DAME HIGH SCHOOL SERIES 2006-A
                (LEASE REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss                                3.60%    09/01/2036   $    2,600,000
     4,050,000  LOS ANGELES CA POWER SYSTEM SUBSERIES A3 (POWER REVENUE)+/-ss                  0.20     07/01/2035        4,050,000
     1,090,000  MERRILL LYNCH PUTTABLE OPTION TAX-EXEMPT RECEIPTS CLASS A
                (OTHER REVENUE, FHLMC INSURED)+/-ss                                            0.37     05/01/2027        1,090,000
       500,000  METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS SERIES B-3 (WATER
                REVENUE)+/-ss                                                                  0.19     07/01/2035          500,000
     1,000,000  NORTHERN CALIFORNIA POWER AGENCY HYDROELCETRIC PROJECT SERIES A
                (ELECTRIC POWER & LIGHT REVENUES, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-ss       0.27     07/01/2032        1,000,000
     4,960,000  NORTHERN CALIFORNIA TRANSMISSION AGENCY OREGON TRANSMISSION PROJECT
                SERIES A (UTILITY REVENUE, AGM INSURED)+/-ss                                   0.33     05/01/2024        4,960,000
     3,900,000  OAKLAND CA REDEVELOPMENT AGENCY (OTHER REVENUE, FHLMC INSURED)+/-              0.37     06/25/2011        3,900,000
     4,700,000  OAKLAND CA REDEVELOPMENT AGENCY (OTHER REVENUE, FHLMC INSURED)+/-              0.37     10/01/2050        4,700,000
     1,400,000  ORANGE COUNTY CA IMPROVEMENT BOARD ACT 1915 ASSESSMENT DISTRICT 01-1
                SERIES A (SPECIAL TAX REVENUE, KBC BANK NV LOC)+/-ss                           0.25     09/02/2033        1,400,000
    18,965,000  PITTSBURG CA PUBLIC FINANCE AUTHORITY WATER SERIES 2008
                (WATER REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss                                2.95     06/01/2035       18,965,000
       525,000  ROSEVILLE CA COP SERIES A (ELECTRIC REVENUE, BANK OF NEW YORK LOC)+/-ss        0.26     02/01/2035          525,000
     8,250,000  SAN FRANCISCO CA CITY & COUNTY AIRPORT COMMISSION SERIES 2009-A
                (AIRPORT & MARINA REVENUE)+/-ss                                                0.75     05/01/2029        8,250,000
     2,300,000  SAN FRANCISCO CA CITY & COUNTY AIRPORT COMMISSION SERIES 37-C
                (AIRPORT & MARINA REVENUE, FSA INSURED)+/-ss                                   0.33     05/01/2029        2,300,000
       430,000  SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY MFHR LELAND
                POLK SENIOR COMMUNITY SERIES A (MFHR, CITIBANK NA LOC)+/-ss                    0.30     12/01/2019          430,000
     4,500,000  SAN JOAQUIN COUNTY CA TRANSPORTATION AUTHORITY (SALES TAX REVENUE)+/-          0.24     08/10/2010        4,500,000
     1,760,000  SAN MARCOS CA SCHOOLS FINANCING AUTHORITY SERIES 3194
                (OTHER REVENUE, AGM INSURED)+++/-ss                                            0.29     08/15/2040        1,760,000
       400,000  SANTA ANA CA HEALTH FACILITY REVENUE MULTI-MODEL TOWN & COUNTRY PROJECT
                BNP PARIBAS (HCFR, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-ss                      0.24     10/01/2020          400,000
     1,495,000  SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY MAGNOLIA POWER PROJECT
                SERIES 2009-1-A (ELECTRIC POWER & LIGHT REVENUE, KBC BANK NV LOC)+/-ss         0.23     07/01/2036        1,495,000
                                                                                                                        144,670,000
                                                                                                                     --------------
COLORADO: 2.94%
     3,300,000  COLORADO AGRICULTURE DEVELOPMENT AUTHORITY GARRETT & CARLA DEVRIES
                PROJECT SERIES 2006 (IDR, BANK OF THE WEST LOC)+/-ss                           0.59     06/01/2031        3,300,000
     1,685,000  COLORADO ECONOMIC DEVELOPMENT REVENUE SUPER VACUUM MANUFACTURING
                COMPANY PROJECT CLASS A (IDR, HOME SAVINGS & LOAN COMPANY LOC)+/-ss            0.54     11/01/2022        1,685,000
     5,795,000  COLORADO ECFA RB VAIL VALLEY FOUNDATION PROJECT
                SERIES 2007 (OTHER REVENUE, US BANK NA LOC)+/-ss                               0.27     12/01/2037        5,795,000
     5,120,000  COLORADO HEALTH FACILITIES AUTHORITY EXEMPLA INCORPORATED PROJECT
                SERIES 2002-B (HCFR, US BANK NA LOC)+/-ss                                      0.27     01/01/2033        5,120,000
     3,900,000  COLORADO HEALTH FACILITIES AUTHORITY EXEMPLA INCORPORATED PROJECT
                SERIES 2009 (HCFR, US BANK NA LOC)+/-ss                                        0.21     01/01/2039        3,900,000
     1,530,000  COLORADO HFA ECONOMIC DEVELOPMENT REVENUE COREY BUILDING PROJECT SERIES
                A (IDR, WELLS FARGO BANK NA LOC)+/-ss (oo)                                     0.49     02/01/2029        1,530,000
     2,500,000  COLORADO HFA IDR WORLDWEST LLP PROJECT SERIES 1999-A
                (INDUSTRIAL REVENUE, MERCANTILE BANK LOC)+++/-ss                               0.63     09/01/2023        2,500,000
     6,500,000  COLORADO HFA SFHR SERIES A-3 (HOUSING REVENUE, FNMA LOC)+/-ss                  0.28     05/01/2038        6,500,000
     3,800,000  COLORADO HOUSING & FINANCE AUTHORITY READY FOODS INCORPORATED PROJECT
                SERIES A (OTHER REVENUE, US BANK NA LOC)+/-ss                                  0.33     01/01/2032        3,800,000
     13,170,000 COLORADO MID-CITIES METROPOLITAN DISTRICT # 1 SPECIAL IMPROVEMENT
                SERIES 2004-A (SALES TAX REVENUE, BNP PARIBAS LOC)+/-ss                        0.24     12/01/2020       13,170,000
     9,000,000  COLORADO SPRINGS CO UTILITIES SYSTEMS SERIES B (UTILITY REVENUE)+/-ss          0.30     11/01/2026        9,000,000
     8,150,000  DENVER CO CITY & COUNTY MFHR GARDEN COURT COMMUNITY PROJECT SERIES 2008
                (HOUSING REVENUE, FNMA INSURED)+/-ss                                           0.29     12/15/2038        8,150,000

              10 Wells Fargo Advantage Municipal Money Market Fund


                             Portfolio of Investments--July 31, 2010 (Unaudited)

MUNICIPAL MONEY MARKET FUND

                                                                                             INTEREST    MATURITY
   PRINCIPAL    SECURITY NAME                                                                  RATE        DATE           VALUE
--------------  -------------                                                                --------  ------------  --------------
COLORADO (continued)
$    3,930,000  DENVER CO URBAN RENEWAL AUTHORITY TAX INCREMENT DOWNTOWN DENVER PROJECT
                SERIES A-1 (TAX REVENUE, US BANK NA LOC)+/-ss                                  0.27%    12/01/2025   $    3,930,000
     1,000,000  FITZSIMONS REDEVELOPMENT AUTHORITY UNIVERSITY PHYSICIANS INCORPORATED
                PROJECT (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss         3.25     01/01/2025        1,000,000
     1,000,000  FORT COLLINS CO ECONOMIC DEVELOPMENT OAKRIDGE PROJECT SERIES A
                (HOUSING REVENUE, US BANK NA LOC)+/-ss                                         0.45     12/01/2032        1,000,000
     3,435,000  HARVEST JUNCTION CO METROPOLITAN DISTRICT GO SERIES 2006
                (PROPERTY TAX REVENUE, US BANK NA LOC)+/-ss                                    0.25     12/01/2036        3,435,000
     1,250,000  HUDSON CO SERIES A (IDR, US BANK NA LOC)+/-ss                                  0.50     11/01/2020        1,250,000
     4,270,000  MERIDIAN RANCH CO METROPOLITAN DISTRICT GO SERIES 2009
                (PROPERTY TAX REVENUE, US BANK NA LOC)+/-ss                                    0.30     12/01/2038        4,270,000
    27,000,000  SOUTHERN UTE INDIAN TRIBE OF SOUTHERN UTE INDIAN RESERVATION
                CASINO RB (CASINOS REVENUE)+++/-ss                                             0.50     04/01/2040       27,000,000
     7,965,000  UNIVERSITY OF COLORADO ENTERPRISE SYSTEMS SERIES 2007-A
                (COLLEGE & UNIVERSITY REVENUE, NATL-RE INSURED)+/-ss                           0.53     06/01/2021        7,965,000
                                                                                                                        114,300,000
                                                                                                                     --------------
CONNECTICUT: 0.25%
     3,500,000  CONNECTICUT HFA SERIES A-1 (HOUSING REVENUE)+/-ss                              0.29     11/15/2038        3,500,000
     6,250,000  CONNECTICUT HFA SERIES A-2 (HOUSING REVENUE)+/-ss                              0.29     05/15/2039        6,250,000
                                                                                                                          9,750,000
                                                                                                                     --------------
DELAWARE: 2.80%
    22,916,002  BRANCH BANKING & TRUST COMPANY MUNICIPAL TRUST SERIES 5003
                (OTHER REVENUE, RABOBANK INTERNATIONAL LOC)+++/-ss                             0.59     05/01/2027       22,916,002
     3,644,000  CLIPPER TAX-EXEMPT CERTIFICATE TRUST SERIES 2004-10 (OTHER REVENUE)+++/-ss     0.43     12/01/2035        3,644,000
     2,363,000  CLIPPER TAX-EXEMPT CERTIFICATE TRUST SERIES 2006-06 (OTHER REVENUE)+++/-ss     0.43     07/01/2037        2,363,000
    28,943,000  CLIPPER TAX-EXEMPT CERTIFICATE TRUST SERIES 2007-26 (OTHER REVENUE)+/-ss       0.33     05/01/2017       28,943,000
    10,000,000  DELAWARE EDA IDR DELAWARE CLEAN POWER PROJECT SERIES 1997-C
                (RESOURCE RECOVERY REVENUE)+/-ss                                               0.33     08/01/2029       10,000,000
     9,700,000  DELAWARE EDA IDR DELAWARE CLEAN POWER PROJECT SERIES 1997-D
                (RESOURCE RECOVERY REVENUE)+/-ss                                               0.30     08/01/2029        9,700,000
    31,100,000  SUNAMERICA TRUST CERTIFICATES VARIOUS STATES CLASS A SERIES 2
                (OTHER REVENUE, FHLMC INSURED)+/-ss                                            0.35     07/01/2041       31,100,000
                                                                                                                        108,666,002
                                                                                                                     --------------
DISTRICT OF COLUMBIA: 0.33%
     2,075,000  DISTRICT OF COLUMBIA CARNEGIE ENDOWMENT FOR INTERNATIONAL PEACE
                (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss                                2.00     11/01/2045        2,075,000
     1,910,000  DISTRICT OF COLUMBIA ENTERPRISE ZONE 14TH & IRVING (IDR, BANK OF AMERICA
                NA LOC)+/-ss                                                                   0.45     05/01/2022        1,910,000
     4,910,000  DISTRICT OF COLUMBIA WESLEY THEOLOGICAL SEMINARY ISSUE SERIES 2008-A
                (OTHER REVENUE, PNC BANK NA LOC)+/-ss                                          0.26     12/01/2048        4,910,000
     3,755,000  METROPOLITAN WASHINGTON DC AIRPORT AUTHORITY SERIES 2855
                (AIRPORT REVENUE, FIRST SECURITY BANK LOC)+++/-ss                              0.43     10/01/2014        3,755,000
                                                                                                                         12,650,000
                                                                                                                     --------------
FLORIDA: 4.34%
     8,500,000  ALACHUA COUNTY FL HFA MFHR SANTE FE APARTMENTS PROJECT SERIES 2008
                (HOUSING REVENUE, FNMA LOC)+/-ss                                               0.26     04/15/2041        8,500,000
     4,285,000  ALACHUA COUNTY FL HFA UNIVERSITY COVE APARTMENTS PROJECT
                (HOUSING REVENUE, FNMA INSURED)+/-ss                                           0.31     06/15/2034        4,285,000
     1,000,000  ALACHUA COUNTY FL IDR FLORIDA ROCK PROJECT (IDR, BANK OF AMERICA NA
                LOC)+++/-ss                                                                    0.32     11/01/2022        1,000,000
     2,200,000  BREVARD COUNTY FL HFA MFHR SHORE VIEW APARTMENTS PROJECT SERIES 1995
                (HOUSING REVENUE, HARRIS TRUST & SAVINGS BANK LOC)+/-ss                        0.30     02/01/2015        2,200,000

              Wells Fargo Advantage Municipal Money Market Fund 11


Portfolio of Investments--July 31, 2010 (Unaudited)

MUNICIPAL MONEY MARKET FUND

                                                                                             INTEREST    MATURITY
   PRINCIPAL    SECURITY NAME                                                                  RATE        DATE           VALUE
--------------  -------------                                                                --------  ------------  --------------
FLORIDA (continued)
$    2,200,000  CITY OF TALLAHASSEE FL ROSE PRINTING COMPANY INCORPORATED PROJECT A
                (IDR, BRANCH BANKING & TRUST LOC)+++/-ss                                       0.34%    10/01/2015   $    2,200,000
     3,800,000  DEUTSCHE BANK FL SPEARS LIFERS TRUST SERIES DB-563
                (OTHER REVENUE, FIRST SECURITY BANK LOC)+++/-ss                                0.32     10/01/2022        3,800,000
     2,170,000  ESCAMBIA COUNTY FL IDR DAW'S MANUFACTURING COMPANY INCORPORATED
                PROJECT (IDR, BANK OF AMERICA NA LOC)+/-ss                                     0.33     02/01/2017        2,170,000
     2,140,000  FLORIDA HOUSING FINANCE CORPORATION MFHR MARINER'S CAY APARTMENTS
                SERIES 2008-M (HOUSING REVENUE, FNMA INSURED)+/-ss                             0.26     12/15/2041        2,140,000
     9,575,000  FLORIDA HOUSING FINANCE CORPORATION MFHR COLLEGE PARK APARTMENTS
                SERIES 1999 (HOUSING REVENUE, FHLMC INSURED)+/-ss                              0.31     07/01/2036        9,575,000
     9,515,000  FLORIDA HOUSING FINANCE CORPORATION PINEWOOD POINTE SERIES C
                (STATE AGENCY HOUSING REVENUE, NATIXIS LOC)+/-ss                               0.57     06/01/2044        9,515,000
     6,400,000  GREATER ORLANDO FL AVIATION AUTHORITY FLIGHT SAFETY PROJECT SERIES A
                (AIRPORT & MARINA REVENUE)+/-ss                                                0.25     10/01/2023        6,400,000
     6,900,000  GREATER ORLANDO FL AVIATION AUTHORITY FLIGHT SAFETY PROJECT SERIES B
                (AIRPORT & MARINA REVENUE)+/-ss                                                0.25     10/01/2035        6,900,000
       500,000  HIGHLANDS COUNTY FL HFFA HOSPITAL ADVENTIST HEALTH SYSTEMS PROJECT
                SERIES 2003-C (HCFR)+/-ss                                                      0.23     11/15/2021          500,000
     8,645,000  HILLSBOROUGH COUNTY FL AVIATION AUTHORITY TAMPA INTERNATIONAL AIRPORT
                PUTTER SERIES 2008-A (AIRPORT & MARINA REVENUE, ASSURED GUARANTY)+++/-ss       0.43     10/01/2032        8,645,000
     1,245,000  JACKSONVILLE FL HFA MFHR CHRISTINE COVE APARTMENTS (HOUSING REVENUE,
                CALIFORNIA BANK & TRUST LOC)+++/-ss                                            0.32     09/15/2038        1,245,000
     3,300,000  JACKSONVILLE FL HFA MFHR ST. AUGUSTINE APARTMENTS PROJECT SERIES 2006
                (HOUSING REVENUE, FNMA INSURED)+/-ss                                           0.28     07/15/2033        3,300,000
       240,000  JACKSONVILLE FL HFFA HOSPITAL SERIES A (HCFR, BANK OF AMERICA NA LOC)+/-ss     0.26     08/15/2033          240,000
     6,942,000  LAKE COUNTY FL CAPITAL IMPROVEMENT DEUTSCHE BANK SPEARS TRUST
                SERIES 2007 (OTHER REVENUE, AMBAC INSURED)+++/-ss                              0.30     06/01/2037        6,942,000
     4,765,000  LEE COUNTY FL HFA SFHR SERIES 2908Z (HOUSING REVENUE,
                GNMA/FNMA/FHLMC INSURED)+++/-ss                                                0.43     09/01/2015        4,765,000
     4,770,000  LEE COUNTY FL HFA SFHR SERIES 2909Z (HOUSING REVENUE,
                GNMA/FNMA/FHLMC INSURED)+++/-ss                                                0.43     09/01/2015        4,770,000
     5,900,000  MIAMI-DADE COUNTY FL EDUCATIONAL FACILITIES AUTHORITY CARLOS ALBIZU
                UNIVERSITY PROJECT SERIES 2000 (COLLEGE & UNIVERSITY REVENUE,
                BANK OF AMERICA NA LOC)+/-ss                                                   0.40     12/01/2025        5,900,000
     9,900,000  MIAMI-DADE COUNTY FL EDUCATIONAL FACILITIES AUTHORITY EAGLE-20070043
                CLASS A (COLLEGE & UNIVERSITY REVENUE, AMBAC INSURED)+++/-ss                   0.29     04/01/2037        9,900,000
    11,000,000  MIAMI-DADE COUNTY FL IDA REFLECTONE INCORPORATED PROJECT SERIES 2000-A
                (IDR, ROYAL BANK OF CANADA LOC)+/-ss                                           0.32     03/01/2024       11,000,000
     6,936,185  ORANGE COUNTY FL HFA MFHR LAEKSIDE POINTE APARTMENTS SERIES B
                (HOUSING REVENUE, FNMA INSURED)+/-ss                                           0.32     05/15/2038        6,936,185
     7,650,000  ORANGE COUNTY FL HFA MFHR MARBELLA POINTE SERIES 2007-A
                (HOUSING REVENUE, FHLB LOC)+/-ss                                               0.30     04/15/2040        7,650,000
     6,675,000  ORANGE COUNTY FL HFFA PRESBYTERIAN RETIREMENT COMMUNITIES SERIES B
                (HOUSING REVENUE, BRANCH BANKING & TRUST LOC)+/-ss                             0.25     11/01/2035        6,675,000
                ORANGE COUNTY FL SCHOOL BOARD COP DEUTSCHE BANK SPEARS TRUST SERIES
     2,835,000  2007-A
                (OTHER REVENUE, FGIC INSURED)+++/-ss                                           0.30     08/01/2022        2,835,000
     1,000,000  PASCO COUNTY FL IDR PAC-MED INCORPORATED PROJECT (IDR,
                BANK OF AMERICA NA LOC)+/-ss                                                   0.45     08/01/2017        1,000,000
     4,930,000  PINELLAS COUNTY FL IDR NEIGHBORLY CARE NETWORK PROJECT SERIES 2008
                (OTHER REVENUE, BRANCH BANKING & TRUST LOC)+/-ss                               0.26     08/01/2028        4,930,000
     5,700,000  POLK COUNTY FL IDA HEALTH CARE FACILITIES WINTER HAVEN HOSPITAL SERIES
                B (HCFR, PNC BANK NA LOC)+/-ss                                                 0.26     09/01/2034        5,700,000
     4,600,000  POLK COUNTY FL IDA HEALTH CARE FACILITIES WINTER HAVEN HOSPITAL
                SERIES C (HCFR, PNC BANK NA LOC)+/-ss                                          0.26     09/01/2036        4,600,000
       870,000  POLK COUNTY FL IDA SUN ORCHARD FLORIDA INCORPORATED PROJECT
                SERIES 1999 (INDUSTRIAL REVENUE, US BANK NA LOC)+++/-ss                        0.90     01/01/2019          870,000

              12 Wells Fargo Advantage Municipal Money Market Fund


                             Portfolio of Investments--July 31, 2010 (Unaudited)

MUNICIPAL MONEY MARKET FUND

                                                                                             INTEREST    MATURITY
   PRINCIPAL    SECURITY NAME                                                                  RATE        DATE           VALUE
--------------  -------------                                                                --------  ------------  --------------
FLORIDA (continued)
$    1,595,000  RBC MUNICIPAL PRODUCTS INCORPORATED TRUST SERIES E2 (OTHER REVENUE,
                ROYAL BANK OF CANADA LOC)+++/-ss                                               0.35%    01/01/2034   $    1,595,000
     2,425,000  SARASOTA COUNTY FL CONTINUING CARE RETIREMENT COMMUNITY GLENRIDGE PALMER
                PROJECT (HFFA REVENUE, BANK OF SCOTLAND LOC)+/-ss                              0.31     06/01/2036        2,425,000
       700,000  UNIVERSITY OF SOUTH FLORIDA RESEARCH FOUNDATION UNIVERSITY TECHNOLOGY
                CENTER RESEARCH PROJECT SERIES B (COLLEGE & UNIVERSITY REVENUE,
                BANK OF AMERICA NA LOC)+/-ss                                                   0.40     12/01/2019          700,000
     6,900,000  WEST PALM BEACH FL UTILITIES SYSTEMS SERIES 2008C
                (UTILITY REVENUE, ASSURED GUARANTY)+/-ss                                       0.36     10/01/2038        6,900,000
                                                                                                                        168,708,185
                                                                                                                     --------------
GEORGIA: 1.65%
    16,800,000  ATKINSON & COFFEE COUNTY GA DEVELOPMENT AUTHORITY SOLID WASTE LANGBOARD
                INCORPORATED PROJECT SERIES 2008 (RESOURCE RECOVERY REVENUE, COBANK ACB
                LOC)+/-ss                                                                      0.59     11/01/2033       16,800,000
     2,590,000  CARROLL COUNTY GA DEVELOPMENT AUTHORITY ROYAL METAL PRODUCTS INCORPORATED
                PROJECT SERIES 2007 (IDR, BRANCH BANKING & TRUST LOC)+/-ss                     0.34     01/18/2027        2,590,000
     3,300,000  COBB COUNTY GA IDA INTERNATIONAL CORPORATION PROJECT
                (INDUSTRIAL REVENUE, BANK OF AMERICA NA LOC)+++/-ss                            0.45     01/01/2018        3,300,000
    12,500,000  FULTON COUNTY GA DEVELOPMENT AUTHORITY THE LOVETT SCHOOL PROJECT
                SERIES 2008 (PRIVATE SCHOOLS REVENUE, FHLB LOC)+/-ss                           0.26     04/01/2033       12,500,000
     3,600,000  GEORGIA STATE PORTS AUTHORITY (AIRPORT & MARINA REVENUE, BANKERS
                TRUST CORPORATION LOC)+/-ss                                                    0.35     06/01/2022        3,600,000
     3,960,000  GEORGIA STATE PORTS AUTHORITY (IDR, BANKERS TRUST CORPORATION LOC)+/-ss        0.35     10/01/2023        3,960,000
     9,305,000  METROPOLITAN ATLANTA RAPID TRANSPORTATION AUTHORITY SALES TAX RRB SERIES P
                (SALES TAX REVENUE, AMBAC INSURED, SOCIETE GENERALE LOC)+++/-ss                0.30     07/01/2020        9,305,000
     4,370,000  PRIVATE COLLEGES AND UNIVERSITIES AUTHORITY OF GEORGIA MERCER UNIVERSITY
                PROJECT SERIES 2003 (COLLEGE & UNIVERSITY REVENUE, BRANCH BANKING & TRUST
                LOC)+/-ss                                                                      0.28     10/01/2032        4,370,000
     5,500,000  PRIVATE COLLEGES AND UNIVERSITIES AUTHORITY OF GEORGIA MERCER UNIVERSITY
                PROJECT SERIES 2006-A (OTHER REVENUE, BRANCH BANKING & TRUST LOC)+/-ss         0.28     10/01/2036        5,500,000
     2,250,000  SAVANNAH GA ECONOMIC DEVELOPMENT REVENUE GEORGIA KAOLIN INCORPORATED
                (IDR, BANK OF AMERICA NA LOC)+++/-ss                                           0.32     07/01/2027        2,250,000
                                                                                                                         64,175,000
                                                                                                                     --------------
HAWAII: 0.13%
     5,200,000  HAWAII HOUSING FINANCE & DEVELOPMENT CORPORATION MFHR LOKAHI KAU
                SERIES 2008 (HOUSING REVENUE, FHLMC INSURED)+/-ss                              0.25     12/01/2041        5,200,000
                                                                                                                     --------------
IDAHO: 0.73%
     7,000,000  CASSIA COUNTY ID INDUSTRIAL DEVELOPMENT CORPORATION EAST VALLEY CATTLE LLC
                PROJECT SERIES 2006 (IDR, RABOBANK NA LOC)+/-ss                                0.54     08/01/2026        7,000,000
     2,000,000  CASSIA COUNTY ID INDUSTRIAL DEVELOPMENT CORPORATION VANCE DAIRY
                CONSTRUCTION PROJECT SERIES 2007 (RESOURCE RECOVERY REVENUE, NORTHWEST FARM
                CREDIT)+/-ss                                                                   0.59     06/01/2027        2,000,000
    19,420,000  JEROME COUNTY ID ECONOMIC DEVELOPMENT CORPORATION DAVISCO FOODS
                INTERNATIONAL PROJECT SERIES 2009 (IDR, BANK OF MONTREAL LOC)+/-ss             0.28     12/01/2029       19,420,000
                                                                                                                         28,420,000
                                                                                                                     --------------
ILLINOIS: 3.08%
     3,180,000  AUSTIN TRUST SERIES 2008-1098 (HCFR, ASSURED GUARANTY)+++/-ss                  0.31     08/15/2047        3,180,000
     3,240,000  CHICAGO IL ENTERPRISE ZONE GARDNER GIBSON PROJECT (ECONOMIC DEVELOPMENT
                REVENUE, HARRIS TRUST SAVINGS BANK LOC)+/-ss                                   0.36     07/01/2033        3,240,000
    10,000,000  CHICAGO IL MIDWAY AIRPORT SERIES C (AIRPORT & MARINA REVENUE,
                MORGAN STANLEY BANK LOC)+/-ss                                                  0.30     01/01/2035       10,000,000
     3,270,000  CHICAGO IL MUNICIPAL SECURITIZATION TRUST RECEIPTS GO CLASS A SERIES 56
                (PROPERTY TAX REVENUE, FGIC INSURED, SOCIETE GENERALE LOC)+++/-ss              0.30     01/01/2030        3,270,000
     2,185,000  CHICAGO IL O'HARE INTERNATIONAL AIRPORT DEUTSCHE BANK SPEARS TRUST
                SERIES 2005-A (OTHER REVENUE, AMBAC INSURED)+++/-ss                            0.30     01/01/2022        2,185,000

              Wells Fargo Advantage Municipal Money Market Fund 13


Portfolio of Investments--July 31, 2010 (Unaudited)

MUNICIPAL MONEY MARKET FUND

                                                                                             INTEREST    MATURITY
   PRINCIPAL    SECURITY NAME                                                                  RATE        DATE           VALUE
--------------  -------------                                                                --------  ------------  --------------
ILLINOIS (continued)
$    2,960,000  CHICAGO IL TAX INCREMENT STOCKYARDS INDUSTRIAL COMMERCIAL REDEVELOPMENT
                PROJECT SERIES A (TAX REVENUE, NORTHERN TRUST COMPANY LOC)+/-ss                0.31%    12/01/2011   $    2,960,000
     2,385,000  CHICAGO IL TAX INCREMENT STOCKYARDS INDUSTRIAL COMMERCIAL REDEVELOPMENT
                PROJECT SERIES B (TAX REVENUE, NORTHERN TRUST COMPANY LOC)+/-ss                0.31     12/01/2014        2,385,000
       280,000  CHICAGO IL WASTEWATER TRANSMISSION SUBSERIES C-2 (SEWER REVENUE,
                BANK OF AMERICA NA LOC)+/-ss                                                   0.25     01/01/2039          280,000
     2,665,000  COOK COUNTY IL GO SERIES 559 (PROPERTY TAX REVENUE, NATL-RE
                INSURED)+++/-ss                                                                0.33     05/15/2012        2,665,000
       260,000  DES PLAINES IL FINZER ROLLER INCORPORATED PROJECT
                (IDR, HARRIS TRUST SAVINGS BANK LOC)+++/-ss                                    1.00     08/01/2021          260,000
     3,125,000  EAST PEORIA IL COMMERCIAL DEVELOPMENT KROGER COMPANY PROJECT SERIES 2003
                (IDR, US BANK NA LOC)+/-ss                                                     0.38     12/01/2013        3,125,000
    18,225,000  HAMILTON IL MEMORIAL HOSPITAL DISTRICT HAMILTON MEMORIAL HOSPITAL
                DISTRICT PROJECT SERIES 2007 (HCFR, SOVEREIGN BANK FSB LOC)+/-ss               0.30     11/01/2037       18,225,000
     2,375,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY MCL INCORPORATED PROJECT
                (IDR, GE CAPITAL CORPORATION LOC)+++/-ss                                       0.85     06/01/2017        2,375,000
     7,500,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY PCRB A.E. STALEY MANUFACTURING
                COMPANY PROJECT SERIES 1985 (IDR, RABOBANK INTERNATIONAL LOC)+/-ss             0.24     12/01/2016        7,500,000
       550,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY GLENWOOD SCHOOL FOR BOYS SERIES
                1998 (PRIVATE SCHOOLS REVENUE, HARRIS TRUST & SAVINGS BANK LOC)+/-ss           0.29     02/01/2033          550,000
     6,450,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY RESIDENTIAL RENTAL HARRIS
                PAVILION PROJECT SERIES 1994 (HOUSING REVENUE, FHLMC INSURED)+/-ss             0.34     04/01/2024        6,450,000
     1,600,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY UNIVERSAL PRESS INCORPORATED
                PROJECT SERIES A (IDR, LASALLE NATIONAL BANK NA LOC)+++/-ss                    0.45     07/01/2020        1,600,000
       900,000  ILLINOIS FINANCE AUTHORITY INX INTERNATIONAL INK COMPANY
                (IDR, JPMORGAN CHASE BANK LOC)+/-ss                                            0.38     01/01/2034          900,000
       700,000  ILLINOIS FINANCE AUTHORITY MERUG LLC SERIES B (IDR, JPMORGAN CHASE BANK
                LOC)+/-ss                                                                      0.85     12/01/2018          700,000
     1,300,000  ILLINOIS FINANCE AUTHORITY EASTER SEALS METRO CHICAGO INCORPORATED
                PROJECT SERIES 2007 (OTHER REVENUE, HARRIS NA LOC)+/-ss                        0.30     04/01/2037        1,300,000
     9,510,000  ILLINOIS FINANCE AUTHORITY RESURRECTION HEALTH PROJECT SERIES 2005-B
                (HCFR, JPMORGAN CHASE BANK LOC)+/-ss                                           0.29     05/15/2035        9,510,000
     9,085,000  ILLINOIS FINANCE AUTHORITY SOUTHERN ILLINOIS HEALTHCARE
                (HCFR, BANK OF NOVA SCOTIA LOC)+/-ss                                           0.27     03/01/2038        9,085,000
     2,420,000  ILLINOIS REGIONAL TRANSIT AUTHORITY MSTR RB SERIES 55 CLASS A (SALES
                TAX REVENUE,
                FGIC INSURED GO OF AUTHORITY, SOCIETE GENERALE LOC)+++/-ss                     0.30     11/01/2021        2,420,000
     1,455,000  LAKE COUNTY IL BROWN PAPER GOODS PROJECT (IDR, BANK ONE CHICAGO NA
                LOC)+/-ss                                                                      0.85     10/01/2021        1,455,000
     1,370,000  LAKE COUNTY IL COUNTRYSIDE LANDFILL INCORPORATED (SOLID WASTE REVENUE,
                JPMORGAN CHASE BANK LOC)+/-ss                                                  0.32     04/01/2021        1,370,000
     6,500,000  LAKE COUNTY IL MFHR WHISPERING OAKS APARTMENTS PROJECT SERIES 2008
                (HOUSING REVENUE, FHLMC INSURED, FHLMC LOC)+/-ss                               0.27     11/01/2045        6,500,000
     2,600,000  LAKE COUNTY IL NORTHPOINT ASSOCIATION (IDR, NORTHERN TRUST CORPORATION
                LOC)+/-ss                                                                      0.38     07/01/2029        2,600,000
     1,300,000  LAKE ZURICH IL (ECONOMIC DEVELOPMENT REVENUE, JPMORGAN CHASE BANK
                LOC)+/-ss                                                                      0.85     12/01/2029        1,300,000
     2,200,000  SCHAUMBURG IL GO ROC-RR-II-R-11698 (PROPERTY TAX REVENUE, FGIC
                INSURED)+++/-ss                                                                0.29     12/01/2032        2,200,000
     1,850,000  SKOKIE IL ECONOMIC DEVELOPMENT REVENUE SKOKIE FASHION SQUARE
                PROJECT SERIES 1984 (INDUSTRIAL REVENUE, BANK OF AMERICA NA LOC)+/-ss          0.67     12/01/2014        1,850,000
     7,495,000  UNIVERSITY OF ILLINOIS ROCS RR II R-11480 (LEASE RENEWAL, FSA
                INSURED)+++/-ss                                                                1.00     10/01/2015        7,495,000
       800,000  WEST FRANKFORT IL IDRRB KROGER COMPANY SERIES 2004
                (OTHER REVENUE, US BANK NA LOC)+/-ss                                           0.38     11/01/2012          800,000
                                                                                                                        119,735,000
                                                                                                                     --------------
INDIANA: 5.48%
     1,000,000  CITY OF CRAWFORDSVILLE IN ECONOMIC DEVELOPMENT (IDR, BANK OF AMERICA NA
                LOC)+++/-ss                                                                    0.34     10/01/2018        1,000,000
     1,020,000  ELKHART COUNTY IN ECONOMIC DEVELOPMENT REVENUE ADORN INCORPORATED
                PROJECT SERIES 1997 (IDR, HARRIS TRUST & SAVINGS BANK LOC)+/-ss                0.38     08/01/2012        1,020,000
     2,540,000  GREENSBURG IN MFHR COMMUNITY PARTNERS VILLAGE II PROJECT SERIES 2002
                (HOUSING REVENUE, FHLB LOC)+/-ss                                               0.32     09/01/2029        2,540,000

              14 Wells Fargo Advantage Municipal Money Market Fund


                             Portfolio of Investments--July 31, 2010 (Unaudited)

MUNICIPAL MONEY MARKET FUND

                                                                                             INTEREST    MATURITY
   PRINCIPAL    SECURITY NAME                                                                  RATE        DATE           VALUE
--------------  -------------                                                                --------  ------------  --------------
INDIANA (continued)
$      885,000  INDIANA DEVELOPMENT FINANCE AUTHORITY IDR GOODWILL INDUSTRIES CENTRAL
                PROJECT SERIES 1996 (IDR, JPMORGAN CHASE BANK LOC)+/-ss                        0.36%    06/01/2016   $      885,000
     5,000,000  INDIANA FINANCE AUTHORITY HEALTH SYSTEMS SISTERS OF ST. FRANCIS HEALTH
                SERVICES INCORPORATED PROJECT SERIES 2009-A (HCFR)+++/-ss                      0.28     11/01/2033        5,000,000
    20,820,000  INDIANA FINANCE AUTHORITY TRINITY HEALTH CREDIT GROUP SERIES 2008D-1
                (HCFR)+/-ss                                                                    0.20     12/01/2034       20,820,000
    22,000,000  INDIANA GO REVENUE ANTICIPATION FUNDING PROGRAM NOTES SERIES 2010-A
                (OTHER REVENUE, JPMORGAN CHASE BANK LOC)+/-ss                                  2.00     01/06/2011       22,147,828
     8,870,000  INDIANA HEALTH & EDUCATIONAL FACILITIES FINANCE AUTHORITY CLARIAN HEALTH
                OBLIGATED GROUP SERIES 2005-D (HCFR, BRANCH BANKING & TRUST LOC)+/-ss          0.23     02/15/2030        8,870,000
     2,115,000  INDIANA HEALTH FACILITIES FINANCE HOSPITAL AUTHORITY COMMUNITY HOSPITAL
                PROJECT SERIES 2000-B (HCFR, BANK OF AMERICA NA LOC)+/-ss                      0.27     07/01/2028        2,115,000
     1,920,000  INDIANA STATE DEVELOPMENT FINANCE AUTHORITY IN SHELBY GRAVEL INCORPORATED
                PROJECT (IDR, NATIONAL CITY BANK OF INDIANA LOC)+/-ss                          0.38     10/01/2017        1,920,000
    78,100,000  INDIANAPOLIS IN LOCAL PUBLIC IMPROVEMENT INDIANAPOLIS AIRPORT AUTHORITY
                PROJECT SERIES 2008-C-1 (OTHER REVENUE, FSA INSURED)+/-ss                      0.35     01/01/2037       78,100,000
    17,600,000  INDIANAPOLIS IN LOCAL PUBLIC IMPROVEMENT INDIANAPOLIS AIRPORT AUTHORITY
                PROJECT SERIES 2008-C-6 (OTHER REVENUE, FSA INSURED)+/-ss                      0.35     01/01/2033       17,600,000
     3,310,000  LA PORTE IN IDR KKO REALTY OF LA PORTE LLC PROJECT SERIES 2003 (INDUSTRIAL
                REVENUE, JPMORGAN CHASE & COMPANY LOC)+/-ss                                    0.59     09/01/2028        3,310,000
    24,200,000  LAFAYETTE IN SOLID WATER DISPOSAL TATE & LYLE INGREDIENTS PROJECT SERIES
                2006 (RESOURCE RECOVERY REVENUE, RABOBANK NEDERLAND LOC)+/-ss                  0.34     09/01/2028       24,200,000
     1,495,000  NOBLESVILLE IN GREYSTONE APARTMENTS PROJECT SERIES B (HOUSING REVENUE,
                LASALLE BANK MIDWEST NA LOC)+/-ss                                              0.32     03/01/2041        1,495,000
     2,670,000  ST .JOSEPH COUNTY MIDCORR LAND DEVELOPMENT LLC PROJECT
                (IDR, NATIONAL CITY BANK LOC)+/-ss                                             0.38     10/01/2023        2,670,000
     2,165,000  ST. JOSEPH COUNTY IN ECONOMIC DEVELOPMENT REVENUE HANNAH & FRIENDS
                PROJECT SERIES 2007 (OTHER REVENUE, LASALLE BANK MIDWEST LOC)+/-ss             0.45     11/01/2035        2,165,000
     3,600,000  UNION TOWNSHIP IN SCHOOL CORPORATION GO (OTHER REVENUE)                        2.13     12/31/2010        3,619,421
    10,595,000  VALPARAISO IN ECONOMIC DEVELOPMENT PINES VILLAGE RETIREMENT COMMUNITY
                PROJECT SERIES 2008 (HCFR, CENTIER BANK LOC)+/-ss                              0.31     05/01/2038       10,595,000
     2,700,000  WABASH IN ECONOMIC DEVELOPMENT REVENUE MARTIN YALE INDUSTRIES
                PROJECT SERIES 1998 (IDR, BANK ONE INDIANA NA LOC)+++/-ss                      0.85     09/01/2028        2,700,000
                                                                                                                        212,772,249
                                                                                                                     --------------
IOWA: 1.07%
                CERRO GORDO COUNTY IA PRIVATE SCHOOL FACILITIES NEWMAN CATHOLIC SCHOOL
     1,800,000  SYSTEMS PROJECT SERIES 2002 (PRIVATE SCHOOLS REVENUE, ALLIED IRISH BANK PLC
                LOC)+/-ss                                                                      2.00     05/01/2032        1,800,000
     5,370,000  DES MOINES IA ELLIOT AVIATION PROJECT (OTHER REVENUE, US BANK NA LOC)+/-ss     0.30     08/01/2027        5,370,000
     2,360,000  IOWA FINANCE AUTHORITY IDR INTERWEST PROJECT SERIES 2001
                (IDR, COBANK ACB LOC)+/-ss                                                     0.59     11/01/2016        2,360,000
     1,500,000  IOWA FINANCE AUTHORITY IDR POWERFILM INCORPORATED PROJECT (IDR, BANK
                OF AMERICA NA LOC)+/-ss                                                        0.40     06/01/2028        1,500,000
     3,250,000  IOWA FINANCE AUTHORITY RANDY & RONNIE HUNT PARTNERSHIP PROJECT SERIES 2009
                (OTHER REVENUE, FARM CREDIT SERVICES AMERICA LOC)+/-ss                         0.28     02/01/2027        3,250,000
    12,000,000  IOWA FINANCE AUTHORITY SFHR SERIES 2006-F (HOUSING REVENUE,
                GNMA/FNMA INSURED)+/-ss                                                        0.29     07/01/2036       12,000,000
     7,700,000  IOWA FINANCE AUTHORITY SOLID WASTE DISPOSAL REAL ESTATE IOWA ONE PROJECT
                SERIES 2006 (RESOURCE RECOVERY REVENUE, RABOBANK NA LOC)+/-ss                  0.54     10/01/2031        7,700,000
     3,000,000  IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGES AMBROSE
                (COLLEGE & UNIVERSITY REVENUE, NORTHERN TRUST LOC)+/-ss                        0.28     04/01/2033        3,000,000
       750,000  IOWA HIGHER EDUCATION LOAN AUTHORITY UNIVERSITY OF DUBUQUE
                (COLLEGE & UNIVERSITY REVENUE, NORTHERN TRUST COMPANY LOC)+/-ss                0.28     04/01/2035          750,000
     1,865,000  IOWA HIGHER EDUCATIONAL LOAN AUTHORITY PRIVATE COLLEGE FACILITIES GRACELAND
                UNIVERSITY PROJECT SERIES 2003 (OTHER REVENUE, BANK OF AMERICA NA
                LOC)+/-ss                                                                      0.27     02/01/2033        1,865,000
     1,850,000  LE MARS LA IDR FEUERHELM PROPERTIES LP PROJECT SERIES 2000-A
                (IDR, FARM CREDIT SERVICES AMERICA LOC)+/-ss                                   0.59     03/01/2016        1,850,000
                                                                                                                         41,445,000
                                                                                                                     --------------

              Wells Fargo Advantage Municipal Money Market Fund 15


Portfolio of Investments--July 31, 2010 (Unaudited)

MUNICIPAL MONEY MARKET FUND

                                                                                             INTEREST    MATURITY
   PRINCIPAL    SECURITY NAME                                                                  RATE        DATE           VALUE
--------------  -------------                                                                --------  ------------  --------------
KANSAS: 0.25%
$    1,000,000  DODGE CITY KS IDR FARMLAND NATIONAL BEEF PROJECT SERIES 1999 (INDUSTRIAL
                REVENUE, RABOBANK INTERNATIONAL LOC)+/-ss                                      0.54%    02/01/2029   $    1,000,000
     1,000,000  OLATHE KS DIAMANT BOART SERIES A (IDR, SVENSKA HANDELSBANKEN LOC)+++/-ss       0.41     03/01/2027        1,000,000
       990,000  OLATHE KS IDRB INSULITE PROJECT SERIES 2000 (IDR, FIRSTAR BANK NA
                LOC)+/-ss                                                                      0.39     06/01/2020          990,000
     4,350,000  OLATHE KS ISL LLC PROJECT (OTHER REVENUE, US BANK NA LOC)+/-ss                 0.38     08/01/2027        4,350,000
     2,485,000  OLATHE KS MFHR JEFFERSON PLACE APARTMENTS PROJECT SERIES B
                (HOUSING REVENUE, FHLMC INSURED)+/-ss                                          0.32     01/01/2034        2,485,000
                                                                                                                          9,825,000
                                                                                                                     --------------
KENTUCKY: 3.86%
     2,650,000  BRECKINRIDGE COUNTY KY LEASE PROGRAM ASSOCIATION COUNTIES LEASING TRUST
                SERIES 1999 (LEASE REVENUE, US BANK NA LOC)+/-ss                               0.28     12/01/2029        2,650,000
     1,290,000  BRECKINRIDGE COUNTY KY LEASE PROGRAM SERIES 2001-A
                (LEASE REVENUE, US BANK NA LOC)+/-ss                                           0.28     02/01/2031        1,290,000
     3,410,000  CITY OF BARDSTOWN KY LINPAC MATERIALS HANDLING (IDR, US BANK NA LOC)+/-ss      0.41     10/01/2019        3,410,000
     7,815,000  HANCOCK COUNTY KY SOLID WASTE DISPOSAL FACILITIES NSA LIMITED PROJECT
                SERIES 1998 (RESOURCE RECOVERY REVENUE, BANK OF AMERICA NA LOC)+/-ss           0.31     04/01/2028        7,815,000
     7,250,000  HOPKINS COUNTY KY INDUSTRIAL BUILDING LOK CORPORATION PROJECT SERIES
                2007 (IDR, PNC BANK NA LOC)+/-ss                                               0.30     10/01/2017        7,250,000
     2,850,000  JEFFERSON COUNTY KY INDUSTRIAL BUILDING RB DANT GROWTH LLC PROJECT
                SERIES 2002 (IDR, NATIONAL CITY BANK LOC)+/-ss                                 0.35     09/01/2022        2,850,000
    15,000,000  KENTUCKY ECONOMIC DEVELOPMENT FINANCE AUTHORITY HOSPITAL ASHLAND
                HOSPITAL CORPORATION SERIES B (HCFR, BRANCH BANKING & TRUST LOC)+/-ss          0.25     01/01/2038       15,000,000
     7,655,000  KENTUCKY ECONOMIC DEVELOPMENT FINANCE AUTHORITY HOSPITAL BAPTITST
                HEALTH CARE SYSTEMS OBLIGATION GROUP SERIES 2009-B-3 (HCFR, BRANCH BANKING
                & TRUST LOC)+/-ss                                                              0.22     08/15/2038        7,655,000
     6,225,000  KENTUCKY EDFA SOLID WASTE DISPOSAL REPUBLIC SERVICES INCORPORATED
                PROJECT (RESOURCE RECOVERY REVENUE, JPMORGAN CHASE BANK LOC)+/-ss              0.30     10/01/2028        6,225,000
     8,750,000  KENTUCKY EDFA GOODWILL INDUSTRIES KENTUCKY INCORPORATED PROJECT
                SERIES 2007 (ECONOMIC DEVELOPMENT REVENUE, PNC BANK NA LOC)+/-ss               0.29     12/01/2037        8,750,000
     7,450,000  LOGAN COUNTY KY SOLID WASTE DISPOSAL WASTE MANAGEMENT LLC PROJECT
                (RESOURCE RECOVERY REVENUE, PNC BANK NA LOC)+/-ss                              0.30     03/01/2021        7,450,000
    74,000,000  LOUISVILLE & JEFFERSON COUNTY KY METROPOLITAN SEWER DISTRICT SEWER &
                DRAIN SYSTEMS SERIES A (SEWER REVENUE)                                         1.25     05/26/2011       74,370,916
     1,400,000  MONTGOMERY COUNTY KY INDUSTRIAL BUILDING FACILITIES FINEBLANKING
                CORPORATION PROJECT SERIES 1996 (IDR, BANK OF AMERICA NA LOC)+/-ss             0.45     08/01/2015        1,400,000
     3,805,000  WILLIAMSTOWN KY LEAGUE OF CITIES FUNDING TRUST LEASE SERIES 2008-A
                (LEASE REVENUE, US BANK NA LOC)+/-ss                                           0.26     07/01/2038        3,805,000
                                                                                                                        149,920,916
                                                                                                                     --------------
LOUISIANA: 0.50%
     4,095,000  LOUISIANA HFA RESERVE JEFFERSON CROSSING (HOUSING REVENUE, FNMA LOC)+/-ss      0.29     12/01/2040        4,095,000
     4,000,000  LOUISIANA LOCAL GOVT. ENVIRONMENTAL FACILITIES CDA HONEYWELL
                INTERNATIONAL INCORPORATED PROJECT (IDR)+++/-ss                                0.48     12/01/2036        4,000,000
     2,000,000  LOUISIANA PUBLIC FACILITIES AUTHORITY CHRISTUS HEALTH SERIES 2009-B-1
                (HCFR, BANK OF NEW YORK LOC)+/-ss                                              0.24     07/01/2047        2,000,000
     3,200,000  LOUISIANA PUBLIC FACILITIES AUTHORITY DYNAMIC FUELS LLC PROJECT SERIES
                2008 (IDR, JPMORGAN CHASE BANK LOC)+/-ss                                       0.26     10/01/2033        3,200,000
     6,000,000  LOUISIANA PUBLIC FACILITIES AUTHORITY RB PORT LLC PROJECT SERIES 2008
                (IDR, BANK OF AMERICA NA LOC)+/-ss                                             0.31     10/01/2028        6,000,000
                                                                                                                         19,295,000
                                                                                                                     --------------
MAINE: 0.03%
     1,000,000  SOUTH BERWICK ME BERWICK ACADEMY ISSUE (PRIVATE SCHOOL REVENUE,
                ALLIED IRISH BANK PLC LOC)+/-ss                                                3.38     08/01/2024        1,000,000
                                                                                                                     --------------

              16 Wells Fargo Advantage Municipal Money Market Fund


                             Portfolio of Investments--July 31, 2010 (Unaudited)

MUNICIPAL MONEY MARKET FUND

                                                                                             INTEREST    MATURITY
   PRINCIPAL    SECURITY NAME                                                                  RATE        DATE           VALUE
--------------  -------------                                                                --------  ------------  --------------
MARYLAND: 2.02%
$    4,465,000  BALTIMORE COUNTY MD CROSS CREEK APARTMENTS PROJECT SERIES 2008
                (HOUSING REVENUE, PNC BANK NA LOC)+/-ss                                        0.31%    11/01/2033   $    4,465,000
     2,810,000  BALTIMORE COUNTY MD MARYVALE PREP SCHOOL FACILITIES PROJECT SERIES 2005-A
                (PRIVATE SCHOOLS REVENUE, MANUFACTURERS & TRADERS BANK LOC)+/-ss               0.33     12/03/2035        2,810,000
    18,200,000  MARYLAND CDA DEPARTMENT HOUSING & COMMUNITY DEVELOPMENT SERIES 2006-G
                (HOUSING REVENUE)+/-ss                                                         0.28     09/01/2040       18,200,000
     3,000,000  MARYLAND CDA MFHR HOPKINS VILLAGE APARTMENTS SERIES 2008-F
                (HOUSING REVENUE, FHLMC INSURED)+/-ss                                          0.26     11/01/2038        3,000,000
     2,215,000  MARYLAND ECONOMIC DEVELOPMENT CORPORATION YMCA CENTRAL MARYLAND
                INCORPORATED PROJECT SERIES 2003 (OTHER REVENUE, BRANCH BANKING & TRUST
                LOC)+/-ss                                                                      0.26     04/01/2028        2,215,000
    11,360,000  MARYLAND HEALTH & HIGHER EDUCATION FACILITIES AUTHORITY STELLA MARIS ISSUE
                SERIES 1997 (HCFR, MANUFACTURERS & TRADERS BANK LOC)+/-ss                      0.27     07/01/2021       11,360,000
    14,040,000  MARYLAND HEALTH & HIGHER EDUCATION FACILITIES AUTHORITY SUBURBAN HOSPITAL
                (HCFR, PNC BANK NA LOC)+/-ss                                                   0.24     07/01/2029       14,040,000
     1,530,000  MARYLAND HEALTH & HIGHER EDUCATION FACILITIES AUTHORITY VILLA JULIE COLLEGE
                SERIES 2005 (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)+/-ss        0.27     07/01/2030        1,530,000
     2,000,000  MONTGOMERY COUNTY MD HOUSING OPPORTUNITIES COMMUNITY MFHR
                (HOUSING REVENUE, FHLMC INSURED)+++/-ss                                        0.38     02/01/2040        2,000,000
     5,000,000  MONTGOMERY COUNTY MD HOUSING OPPORTUNITIES SERIES 2002-C
                (HOUSING REVENUE, GO OF COMMISSION, FNMA LOC)+/-ss                             0.26     11/01/2032        5,000,000
    10,000,000  MONTGOMERY COUNTY MD SFHR SERIES F (HOUSING REVENUE, FNMA LOC)+/-ss            0.30     07/01/2038       10,000,000
     3,985,000  UNIVERSITY OF MARYLAND COP COLLEGE BUSINESS SCHOOL PROJECT SERIES 2000
                (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss                                   0.33     06/01/2015        3,985,000
                                                                                                                         78,605,000
                                                                                                                     --------------
MASSACHUSETTS: 2.32%
    10,200,000  MASSACHUSETTS BAY TRANSPORTATION AUTHORITY GO GENERAL TRANSPORTATION
                SYSTEMS SERIES 2000 (TAX REVENUE, GO OF AUTHORITY)+/-ss                        0.28     03/01/2030       10,200,000
    14,845,000  MASSACHUSETTS DEPARTMENT OF TRANSPORTATION METRO HIGHWAY SYSTEMS
                CONTRACT ASSISTANCE SERIES A-5 (HIGHWAY REVENUE TOLLS)+/-ss                    0.22     01/01/2039       14,845,000
     3,800,000  MASSACHUSETTS DEVELOPMENT FINANCE AGENCY GEORGETOWN VILLAGE APARTMENTS
                SERIES A (HOUSING REVENUE, FNMA INSURED)+/-ss                                  0.30     07/15/2036        3,800,000
       300,000  MASSACHUSETTS DEVELOPMENT FINANCE AGENCY WORCESTER ACADEMY PROJECT
                SERIES 2008 (PRIVATE SCHOOLS REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss          2.00     08/01/2038          300,000
     3,000,000  MASSACHUSETTS DEVELOPMENT FINANCE AGENCY RESOURCE RECOVERY WASTE
                MANAGEMENT INCORPORATED PROJECT SERIES 1999 (RESOURCE RECOVERY REVENUE,
                BANK OF AMERICA NA LOC)+/-ss                                                   0.31     07/01/2029        3,000,000
     3,400,000  MASSACHUSETTS HEFA BOSTON COLLEGE SERIES 3115-N
                (COLLEGE & UNIVERSITY REVENUE)+++/-ss                                          0.27     06/01/2012        3,400,000
     7,185,000  MASSACHUSETTS HEFA CAPITAL ASSET PROGRAM SERIES M
                (HCFR, FLEET NATIONAL BANK LOC)+/-ss                                           0.25     07/01/2039        7,185,000
    10,625,000  MASSACHUSETTS HEFA CHILDRENS HOSPITAL SERIES N-1 (HCFR, TD BANK NA
                LOC)+/-ss                                                                      0.21     10/01/2048       10,625,000
     4,250,000  MASSACHUSETTS MUNICIPAL SECURITIZATION TRUST RECEIPTS GO CLASS A
                (OTHER REVENUE, FGIC INSURED)+++/-ss                                           0.28     05/01/2037        4,250,000
     7,625,000  MASSACHUSETTS MUNICIPAL SECURITIZATION TRUST RECEIPTS GO CLASS A
                (TAX REVENUE, AMBAC INSURED & SOCIETE GENERALE LOC)+++/-ss                     0.28     08/01/2037        7,625,000
    25,000,000  MASSACHUSETTS STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY SERIES N-1
                (COLLEGE & UNIVERSITY REVENUE)+/-ss                                            0.22     08/15/2040       25,000,000
                                                                                                                         90,230,000
                                                                                                                     --------------
MICHIGAN: 4.00%
       290,000  GREEN LAKE TOWNSHIP, MI ECONOMIC DEVELOPMENT CORPORATION
                (OTHER REVENUE, JPMORGAN CHASE BANK LOC)+/-ss                                  0.25     06/01/2034          290,000
     1,845,000  MACOMB COUNTY MI ECONOMIC DEVELOPMENT CORPORATION TPA INCORPORATED
                PROJECT SERIES 2007-A (IDR, NATIONAL CITY BANK LOC)+/-ss                       0.38     12/01/2017        1,845,000

              Wells Fargo Advantage Municipal Money Market Fund 17


Portfolio of Investments--July 31, 2010 (Unaudited)

MUNICIPAL MONEY MARKET FUND

                                                                                             INTEREST    MATURITY
   PRINCIPAL    SECURITY NAME                                                                  RATE        DATE           VALUE
--------------  -------------                                                                --------  ------------  --------------
MICHIGAN (continued)
  $ 14,705,000  MICHIGAN HOUSING DEVELOPMENT AUTHORITY RENTAL HOUSING PROJECT SERIES 2006-A
                (HOUSING REVENUE, AGM INSURED GO OF AUTHORITY)+/-ss                            0.37%     10/01/2040  $   14,705,000
    29,325,000  MICHIGAN HOUSING DEVELOPMENT AUTHORITY RENTAL HOUSING PROJECT SERIES 2006-C
                (HOUSING REVENUE, AGM INSURED GO OF AUTHORITY)+/-ss                            0.37      04/01/2041      29,325,000
    40,495,000  MICHIGAN HIGHER EDUCATION AUTHORITY STUDENT LOAN RBC MUNICIPAL PRODUCTS
                TRUST INCORPORATED CERTIFICATE SERIES L-33 (STUDENT LOAN REVENUE,
                ROYAL BANK OF CANADA LOC)+++/-ss                                               0.32      09/01/2026      40,495,000
     7,100,000  MICHIGAN HOSPITAL FINANCE AUTHORITY ASCENSION HEALTH GROUP
                SERIES 2010-8 (HCFR)+/-ss                                                      0.37      11/15/2049       7,100,000
    20,010,000  MICHIGAN MUNICIPAL BOARD AUTHORITY STATE AID GO SERIES 2009-C-1 (OTHER
                REVENUE)                                                                       3.00      08/20/2010      20,025,562
    13,000,000  MICHIGAN MUNICIPAL BOARD AUTHORITY STATE AID GO SERIES 2009-C-2
                (OTHER REVENUE, JPMORGAN CHASE BANK LOC)                                       2.50      08/20/2010      13,010,488
    10,000,000  MICHIGAN MUNICIPAL BOARD AUTHORITY STATE AID GO SERIES 2009-C-3
                (OTHER REVENUE, SCOTIABANK LOC)                                                2.50      08/20/2010      10,008,068
     1,015,000  MICHIGAN STATE STRATEGIC FUND FITZ LAND LLC PROJECT (IDR, NATIONAL CITY
                BANK LOC)+/-ss                                                                 0.38      08/01/2025       1,015,000
     3,000,000  MICHIGAN STRATEGIC FUND LIMITED OBLIGATION MIBELLOON DAIRY PROJECT SERIES
                2006 (IDR, GREENSTONE FARM CREDIT)+/-ss                                        0.54      12/01/2026       3,000,000
       700,000  MICHIGAN STRATEGIC FUND LIMITED METHODIST CHILDRENS HOME PROJECT SERIES
                1995 (HCFR, BANK ONE MICHIGAN LOC)+++/-ss                                      0.58      08/01/2015         700,000
    13,825,000  WAYNE CHARTER COUNTY MI ECONOMIC DEVELOPMENT CORPORATION UNIVERSITY OF
                DETROIT JESUIT HIGH SCHOOL PROJECT (PRIVATE SCHOOLS REVENUE, ALLIED IRISH
                BANK PLC LOC)+/-ss                                                             3.25      12/01/2031      13,825,000
                                                                                                                        155,344,118
                                                                                                                     --------------
MINNESOTA: 2.83%
       650,000  ANDOVER MN PRESBYTERIAN HOMES INCORPORATED PROJECT
                (HOUSING REVENUE, FNMA INSURED)+/-ss                                           0.28      11/15/2033         650,000
     1,600,000  ARDEN HILLS MN HOUSING & HEALTH CARE FACILITIES PRESBYTERIAN HOMES
                SERIES A (HCFR, US BANK NA LOC)+/-ss                                           0.28      09/01/2029       1,600,000
     2,110,000  BLOOMINGTON MN BRISTOL VILLAGE (HOUSING REVENUE, FNMA INSURED)+/-ss            0.34      11/15/2032       2,110,000
     5,090,000  BLOOMINGTON MN MFHR NORLAN PARTNERSHIP SERIES A-1
                (HOUSING REVENUE, FNMA INSURED)+/-ss                                           0.34      07/15/2032       5,090,000
     2,410,000  BLOOMINGTON MN NORLAN PARTNERS SERIES B (HOUSING REVENUE,
                LASALLE NATIONAL BANK NA LOC)+/-ss                                             0.40      07/15/2032       2,410,000
     3,000,000  CENTER CITY MN HEALTH CARE FACILITIES HAZELDEN FOUNDATION PROJECT
                (HCFR, BANK OF NEW YORK LOC)+/-ss                                              0.28      11/01/2035       3,000,000
     1,800,000  COON RAPIDS MN DRAKE APARTMENTS PROJECT A (OTHER REVENUE, FNMA
                INSURED)+/-ss                                                                  0.34      06/15/2038       1,800,000
       300,000  EDEN PRAIRIE MN MFHR PARK AT CITY WEST APARTMENTS PROJECT SERIES 2001
                (HOUSING REVENUE, FHLMC INSURED)+/-ss                                          0.28      09/01/2031         300,000
     2,650,000  FOREST LAKE MN KILKENNY COURT APARTMENTS PROJECT (OTHER REVENUE, FNMA
                INSURED)+/-ss                                                                  0.29      08/15/2038       2,650,000
     1,985,000  HENNEPIN COUNTY MN HOUSING & RDA STONE ARCH APARTMENTS PROJECT
                (MFHR, LASALLE NATIONAL BANK NA LOC)+/-ss                                      0.33      04/15/2035       1,985,000
     2,400,000  MAHTOMEDI MN BRIARCLIFF MANOR APARTMENTS SERIES A (OTHER REVENUE, FNMA
                INSURED)+/-ss                                                                  0.34      06/15/2038       2,400,000
     2,500,000  MAPLEWOOD MN EDUCATIONAL FACILITIES MOUNDS PARK ACADEMY PROJECT
                (PRIVATE SCHOOL REVENUE, US BANK NA LOC)+/-ss                                  0.27      10/01/2031       2,500,000
     4,700,000  MINNEAPOLIS & ST. PAUL MN HOUSING & RDA CHILDRENS HEALTH CARE SERIES B
                (OTHER REVENUE, FIRST SECURITY BANK LOC)+/-ss                                  0.25      08/15/2025       4,700,000
     1,800,000  MINNEAPOLIS & ST. PAUL MN HOUSING & RDA ALLINA HEALTH SYSTEMS SERIES
                B-1 (HCFR, JPMORGAN CHASE BANK LOC)+/-ss                                       0.34      11/15/2035       1,800,000
     1,200,000  MINNEAPOLIS & ST. PAUL MN HOUSING & RDA SERIES B-2
                (HCFR, JPMORGAN CHASE BANK LOC)+/-ss                                           0.25      11/15/2035       1,200,000
     2,740,000  MINNEAPOLIS MN DRIFTWOOD APARTMENTS PROJECT A
                (HOUSING REVENUE, US BANK NA LOC)+/-ss                                         0.38      10/01/2024       2,740,000
     3,600,000  MINNEAPOLIS MN MFHR ARCH APARTMENTS (HOUSING REVENUE, FNMA INSURED)+/-ss       0.33      04/15/2035       3,600,000
     2,780,000  MINNEAPOLIS MN SECOND STREET ACQUISITION SERIES A (HOUSING REVENUE,
                LASALLE NATIONAL BANK NA LOC)+/-ss                                             0.40      01/01/2033       2,780,000

              18 Wells Fargo Advantage Municipal Money Market Fund


                             Portfolio of Investments--July 31, 2010 (Unaudited)

MUNICIPAL MONEY MARKET FUND

                                                                                             INTEREST    MATURITY
   PRINCIPAL    SECURITY NAME                                                                  RATE        DATE           VALUE
--------------  -------------                                                                --------  ------------  --------------
MINNESOTA (continued)
$      835,000  MINNESOTA AGRICULTURE & ECONOMIC DEVELOPMENT REVENUE COMO PARTNERSHIP
                PROJECT SERIES 1996 (IDR, US BANK NA LOC)+++/-ss                               0.50%    05/01/2016   $      835,000
     8,245,000  MINNESOTA BOND SECURITIZATION TRUST CERTIFICATE CARLETON LOFTS PROJECT
                CLASS A (OTHER REVENUE, LASALLE BANK NA LOC)+++/-ss                            0.48     12/01/2048        8,245,000
     2,500,000  MINNESOTA STATE HEFAR OLAF COLLEGE FIVE M2 (COLLEGE & UNIVERSITY REVENUE,
                HARRIS TRUST SAVINGS BANK LOC)+/-ss                                            0.28     10/01/2020        2,500,000
     1,100,000  MINNESOTA STATE HEFAR ST. OLAF COLLEGE SERIES 5H (COLLEGE & UNIVERSITY
                REVENUE, HARRIS TRUST & SAVING BANK LOC)+/-ss                                  0.28     10/01/2030        1,100,000
     2,235,000  MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES C (HOUSING REVENUE, FHLB
                INSURED)+/-ss                                                                  0.30     07/01/2048        2,235,000
       285,000  MINNESOTA STATE RESIDENTIAL HOUSING SERIES G (HOUSING REVENUE, GO OF
                AUTHORITY)+/-ss                                                                0.27     01/01/2032          285,000
     1,000,000  MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 4O (COLLEGE & UNIVERSITY
                REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss                                       2.10     10/01/2021        1,000,000
       140,000  MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 5C (COLLEGE & UNIVERSITY
                REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss                                       2.10     04/01/2025          140,000
     5,500,000  MOORHEAD MN SOLID WASTE DISPOSAL AMERICAN CRYSTAL SUGAR PROJECT SERIES 1997
                (RESOURCE RECOVERY REVENUE, WELLS FARGO BANK NA
                LOC)+++/-ss (oo)                                                               0.54     04/01/2012        5,500,000
     2,325,000  PLYMOUTH MN MFHR AT THE LAKE APARTMENTS PROJECT
                (HOUSING REVENUE, FHLMC INSURED)+/-ss                                          0.34     08/01/2034        2,325,000
     2,900,000  RAMSEY COUNTY MN HOUSING & REDEVELOPMENT MFHR GATEWAY APARTMENTS
                LP SERIES A (HOUSING REVENUE, LASALLE NATIONAL BANK NA LOC)+/-ss               0.35     10/01/2038        2,900,000
       650,000  ROCHESTER MN HEALTH CARE FACILITIES MAYO FOUNDATION (HOSPITAL REVENUE,
                BANK OF AMERICA NA LOC)+/-ss                                                   0.25     08/15/2032          650,000
       825,000  ST. ANTHONY MN LANDINGS SILVER LAKE SERIES A (MFHR, LASALLE NATIONAL BANK
                NA LOC)+/-ss                                                                   0.35     10/01/2037          825,000
     8,145,000  ST. LOUIS PARK MN MFHR NEWPORT ON SEVEN APARTMENTS PROJECT SERIES 2001
                (HOUSING REVENUE, FNMA INSURED)+/-ss                                           0.34     09/15/2031        8,145,000
     2,840,000  ST. PAUL MN HOUSING & RDA HAMPDEN SQUARE APARTMENTS SERIES A
                (HOUSING REVENUE, FNMA INSURED)+/-ss                                           0.34     06/01/2032        2,840,000
     2,595,000  ST. PAUL MN HOUSING & RDA LEASED HOUSING ASSOCIATION SERIES A (HOUSING
                REVENUE, LASALLE NATIONAL BANK NA LOC)+/-ss                                    0.40     09/01/2035        2,595,000
    10,750,000  ST. PAUL MN HOUSING & RDA BRIDGECREEK PLACE LIMITED PROJECT SERIES 2004-A
                (HOUSING REVENUE, LASALLE BANK NA LOC)+/-ss                                    0.35     06/15/2037       10,750,000
     1,050,000  ST. PAUL MN PORT AUTHORITY SERIES 5-0 (IDR, DEUTSCHE BANK AG LOC)+/-ss         0.24     12/01/2028        1,050,000
       800,000  ST. PAUL MN PORT AUTHORITY AMHERST H WILDER FOUNDATION SERIES 06-3
                (RECREATIONAL FACILITIES REVENUE, BANK OF NEW YORK LOC)+/-ss                   0.28     04/01/2036          800,000
       150,000  ST. PAUL MN PORT AUTHORITY TAX INCREMENT WESTGATE OFFICE & INDUSTRIAL
                CENTER PROJECT (IDR, US BANK NA LOC)+/-ss                                      0.26     02/01/2015          150,000
     1,000,000  ST. PAUL MN PORT AUTHORITY (IDR, DEUTSCHE BANK AG LOC)+/-ss                    0.30     12/01/2028        1,000,000
     1,100,000  ST. PAUL MN PORT AUTHORITY (IDR, DEUTSCHE BANK AG LOC)+/-ss                    0.30     03/01/2029        1,100,000
     2,200,000  STEVENS COUNTY MN SOLID WASTE DISPOSAL RIVERVIEW DAIRY PROJECT SERIES 2007
                (RESOURCE RECOVERY REVENUE, AGCOUNTRY FARM CREDIT LOC)+/-ss                    0.41     08/01/2032        2,200,000
     6,900,000  SWIFT COUNTY MN SOLID WASTE DISPOSAL EAST DUBLIN DAIRY LLP PROJECT
                SERIES 2008 (RESOURCE RECOVERY REVENUE, AGCOUNTRY FARM CREDIT LOC)+/-ss        0.37     04/01/2033        6,900,000
       700,000  UNIVERSITY OF MINNESOTA SERIES A (COLLEGE & UNIVERSITY REVENUE, GO OF
                UNIVERSITY)+/-ss                                                               0.26     08/15/2031          700,000
                                                                                                                        110,085,000
                                                                                                                     --------------
MISSISSIPPI: 0.55%
    14,500,000  CLIPPER TAX-EXEMPT CERTIFICATE TRUST SERIES 2007-32 (OTHER REVENUE)+/-ss       0.33     02/01/2016       14,500,000
     6,800,000  MISSISSIPPI DEVELOPMENT BANK SPECIAL OBLIGATION HARRISON COUNTY UTILITY
                AUTHORITY WASTEWATER TREATMENT PROJECT SERIES 2006-A
                (RESOURCE RECOVERY REVENUE, FSA INSURED)+/-ss                                  0.38     07/01/2033        6,800,000
                                                                                                                         21,300,000
                                                                                                                     --------------
MISSOURI: 0.33%
       576,055  CLIPPER TAX-EXEMPT CERTIFICATE TRUST SERIES 1999-02 (OTHER REVENUE)+/-ss       0.43     01/01/2049          576,055
     1,644,000  CLIPPER TAX-EXEMPT CERTIFICATE TRUST SERIES 2005-14 (OTHER REVENUE)+/-ss       0.43     07/01/2037        1,644,000

              Wells Fargo Advantage Municipal Money Market Fund 19


Portfolio of Investments--July 31, 2010 (Unaudited)

MUNICIPAL MONEY MARKET FUND

                                                                                             INTEREST    MATURITY
   PRINCIPAL    SECURITY NAME                                                                  RATE        DATE           VALUE
--------------  -------------                                                                --------  ------------  --------------
MISSOURI (continued)
$    2,300,000  JASPER COUNTY MO IDA LEGGETT & PLATT INCORPORATED SERIES 1984
                (IDR, JPMORGAN CHASE BANK LOC)+++/-ss                                          0.26%    08/01/2016    $   2,300,000
     1,000,000  MISSOURI HEFA RB WASHINGTON UNIVERSITY PROJECT SERIES B
                (COLLEGE & UNIVERSITY REVENUE)+/-ss                                            0.17     02/15/2033        1,000,000
     5,260,000  ST. CHARLES COUNTY MO IDA CRAFTSMEN INDUSTRIES PROJECT SERIES 1998-A
                (IDR, US BANK NA LOC)+/-ss                                                     0.37     12/01/2019        5,260,000
     1,975,000  ST. CHARLES COUNTY MO IDA KUENZ HEATING & SHEET METAL SERIES 2001
                (IDR, US BANK NA LOC)+/-ss                                                     0.47     04/01/2026        1,975,000
                                                                                                                         12,755,055
                                                                                                                     --------------
NEBRASKA: 0.92%
    14,950,000  CENTRAL PLAINS NE NEBRASKA GAS PROJECT NO. 2 SERIES 2009 (NATURAL GAS
                REVENUE)+/-ss                                                                  0.30     08/01/2039       14,950,000
       910,000  DOUGLAS COUNTY NE IDR JAMES SKINNER COMPANY PROJECT SERIES 1999
                (IDR, US BANK NA LOC)+/-ss                                                     0.35     01/12/2012          910,000
     4,310,000  NEBRASKA INVESTMENT FINANCE AUTHORITY MFHR APPLE CREEK ASSOCIATES
                PROJECT SERIES 1985-A (HOUSING REVENUE, NORTHERN TRUST COMPANY LOC)+/-ss       0.44     09/01/2031        4,310,000
     8,950,000  NEBRASKA INVESTMENT FINANCE AUTHORITY MFHR PHEASANT RIDGE APARTMENTS
                SERIES 2008 (HOUSING REVENUE, FHLMC INSURED)+/-ss                              0.30     04/01/2038        8,950,000
     6,500,000  NEBRASKA INVITATIONAL FINANCE AUTHORITY SOLID WASTE DISPOSAL BUTLER
                COUNTY DAIRY LLC SERIES 2009 (RESOURCE RECOVERY REVENUE, FARM
                CREDIT SERVICES AMERICA LOC)+/-ss                                              0.28     12/01/2037        6,500,000
                                                                                                                         35,620,000
                                                                                                                     --------------
NEVADA: 0.88%
     5,000,000  CLARK COUNTY NV AIRPORT SERIES E-1 (AIRPORT & MARINA REVENUE)                  2.50     06/01/2011        5,077,019
     3,550,000  CLARK COUNTY NV HIGHWAY IMPROVEMENT SERIES DBE-669
                (FUEL SALES TAX REVENUE, AMBAC INSURED)+/-ss                                   0.30     01/15/2017        3,550,000
     6,255,000  ECLIPSE FUNDING TRUST (PROPERTY TAX REVENUE, US BANK NA LOC)+/-                0.28     11/01/2014        6,257,716
       895,000  ECLIPSE FUNDING TRUST (PROPERTY TAX REVENUE, US BANK NA LOC)+/-                0.28     11/01/2032          895,000
    10,100,000  RENO NV SALES TAX REVENUE VARIOUS REFUNDING SENIOR LIEN-RENO TRANSPORTATION
                RAIL ACCESS CORRIDOR PROJECT (SALES TAX REVENUE, BANK OF NEW YORK
                LOC)+/-ss                                                                      0.25     06/01/2042       10,100,000
     8,410,000  WASHOE COUNTY NV ECLIPSE FUNDING TRUST GO SERIES 2006-0142
                (PROPERTY TAX REVENUE, US BANK NA LOC)+/-ss                                    0.28     09/01/2014        8,426,952
                                                                                                                         34,306,687
                                                                                                                     --------------
NEW HAMPSHIRE: 0.33%
     8,000,000  MERRIMACK COUNTY NH GO TRAN (PROPERTY TAX REVENUE)                             1.00     12/30/2010        8,013,133
     4,625,000  NEW HAMPSHIRE HFA MFHR PARTNERSHIP MANCHESTER PROJECT SERIES 1996
                (HOUSING REVENUE, FNMA INSURED)+/-ss                                           0.23     09/15/2026        4,625,000
                                                                                                                         12,638,133
                                                                                                                     --------------
NEW JERSEY: 2.90%
     7,745,000  CAMDEN COUNTY NJ IMPROVEMENT AUTHORITY HEALTH CARE REDEVELOPMENT
                THE COOPER HEALTH SYSTEMS PROJECT SERIES 2004-B (HCFR, TD BANK NA LOC)+/-ss    0.22     08/01/2032        7,745,000
    15,000,000  CLIPPER TAX EXEMPT CERTIFICATE TRUST (TRANSIT REVENUE)+/-ss                    0.28     01/01/2020       15,000,000
     6,500,000  CLIPPER TAX EXEMPT CERTIFICATE TRUST (TRANSIT REVENUE)+/-ss                    0.28     12/15/2023        6,500,000
     5,000,000  DEUTSCHE BANK SPEARS LIFERS TRUST (TRANSIT REVENUE, FSA INSURED)+/-ss          0.27     06/15/2028        5,000,000
     2,000,000  DEUTSCHE BANK SPEARS LIFERS TRUST (TRANSIT REVENUE, FSA INSURED)+/-ss          0.27     12/15/2033        2,000,000
     3,000,000  MILLBURN TOWNSHIP NJ (PROPERTY TAX REVENUE)                                    1.50     02/10/2011        3,016,807
     3,910,000  NEW JERSEY BUILDING AUTHORITY RB SUBSERIES A-3
                (LEASE REVENUE, BANK OF NOVA SCOTIA LOC)+/-ss                                  0.20     06/15/2023        3,910,000
     3,955,000  DEUTSCHE BANK SPEARS TRUST RB SERIES 2006-B
                (TRANSIT REVENUE, FSA INSURED)+++/-ss                                          0.28     12/15/2034        3,955,000
     1,900,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY NUI CORPORATION PROJECT
                SERIES A (NATURAL GAS REVENUE)+/-ss                                            0.26     06/01/2026        1,900,000
     2,250,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY THE PEDDIE SCHOOL PROJECT SERIES
                1996 (OTHER REVENUE)+++/-ss                                                    0.24     02/01/2026        2,250,000

              20 Wells Fargo Advantage Municipal Money Market Fund


                             Portfolio of Investments--July 31, 2010 (Unaudited)

MUNICIPAL MONEY MARKET FUND

                                                                                             INTEREST    MATURITY
   PRINCIPAL    SECURITY NAME                                                                  RATE        DATE           VALUE
--------------  -------------                                                                --------  ------------  --------------
NEW JERSEY (continued)
$    5,850,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY RB THE PEDDIE SCHOOL PROJECT
                SERIES B (OTHER REVENUE)+/-ss                                                  0.24%    02/01/2029   $    5,850,000
     2,300,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY SCHOOL FACILITIES SERIES R-1
                (OTHER REVENUE, BANK OF NOVA SCOTIA LOC)+/-ss                                  0.30     09/01/2031        2,300,000
     1,215,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY SCHOOL FACILITIES SERIES 3824
                (OTHER REVENUE, FGIC INSURED)+/-ss                                             0.52     03/01/2023        1,215,000
       400,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY FACILITIES SERIES R-3 (OTHER
                REVENUE, BANK OF NOVA SCOTIA LOC)+/-ss                                         0.24     09/01/2031          400,000
       695,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY ARBOR GLEN OF BRIDGEWATER PROJECT
                SERIES 2004 (OTHER REVENUE, SOVEREIGN BANK FSB LOC)+/-ss                       0.22     05/15/2033          695,000
     5,500,000  NEW JERSEY HEALTH CARE FACILITIES FINANCE AUTHORITY VIRTUA HEALTH SERIES C
                (HCFR, JPMORGAN CHASE BANK LOC)+/-ss                                           0.18     07/01/2043        5,500,000
       195,000  NEW JERSEY HEALTH CARE FACILITIES FINANCING AUTHORITY SERIES A1
                (HFFA, COMMERCE BANK NA LOC)+/-ss                                              0.24     07/01/2014          195,000
    13,250,000  NEW JERSEY HIGHER EDUCATION ASSISTANCE AUTHORITY STUDENT LOAN
                ROCS-RR-II-R-11853
                (STUCENT LOAN REVENUE, ASSURED GUARANTY)+++/-ss                                0.34     06/01/2016       13,250,000
     5,800,000  NEW JERSEY HOUSING & MORTGAGE FINANCE AGENCY MFHR SERIES F
                (HOUSING REVENUE, BANK OF AMERICA NA LOC)+/-ss                                 0.28     05/01/2048        5,800,000
     4,945,000  NEW JERSEY STATE TRANSPORTATION SERIES 146 (FUEL SALES TAX REVENUE,
                FIRST SECURITY BANK LOC)+++/-ss                                                0.29     06/15/2011        4,945,000
       590,000  NEW JERSEY STATE TRANSPORTATION TRUST FUND AUTHORITY SERIES DC8033
                (TRANSIT REVENUE, FSA INSURED, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-ss          0.43     12/15/2019          590,000
     4,500,000  NEW JERSEY STATE TRANSPORTATION TRUST FUND AUTHORITY SERIES DC8033
                (TRANSIT REVENUE, FSA INSURED, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-ss          0.43     12/15/2022        4,500,000
     2,250,000  NEW JERSEY TRANSPORTATION AUTHORITY SERIES 3859 (TRANSIT REVENUE, FGIC
                INSURED)+/-ss                                                                  0.52     06/15/2019        2,250,000
     3,070,000  NEW JERSEY TRANSPORTATION AUTHORITY SERIES A (OTHER REVENUE, FGIC
                INSURED)+/-ss                                                                  0.52     06/15/2019        3,070,000
     4,100,000  NEW JERSEY TRANSPORTATION AUTHORITY SERIES D
                (HIGHWAY REVENUE TOLLS, BANK OF NOVA SCOTIA LOC)+/-ss                          0.20     01/01/2024        4,100,000
     2,780,000  NEW JERSEY TRANSITIONAL FINANCE AUTHORITY SERIES 2005-D
                (TRANSIT REVENUE, FSA INSURED)+++/-ss                                          0.38     12/15/2013        2,780,000
       450,000  NEW JERSEY TURNPIKE AUTHORITY SERIES 2009-C
                (HIGHWAY REVENUE TOLLS, BANK OF NOVA SCOTIA LOC)+/-ss                          0.26     01/01/2024          450,000
     3,492,000  SPARTA TOWNSHIP NJ GO (PROPERTY TAX REVENUE)                                   1.50     02/25/2011        3,510,995
                                                                                                                        112,677,802
                                                                                                                     --------------
NEW MEXICO: 0.74%
     4,800,000  NEW MEXICO EDUCATIONAL ASSISTANCE FOUNDATION (COLLEGE & UNIVERSITY REVENUE,
                ROYAL BANK OF CANADA LOC)+/-ss                                                 0.32     04/01/2034        4,800,000
    20,000,000  NEW MEXICO MUNICIPAL ENERGY ACQUISITION AUTHORITY GAS SUPPLY SERIES 2009
                (NATURAL GAS REVENUE)+/-ss                                                     0.30     11/01/2039       20,000,000
     4,000,000  NEW MEXICO STATE TAX & REVENUE ANTICIPATION NOTES (TAX REVENUE)                2.50     06/30/2011        4,079,719
                                                                                                                         28,879,719
                                                                                                                     --------------
NEW YORK: 9.76%
     7,980,000  BRANCH BANKING & TRUST MUNICIPAL TRUST SERIES 1039 (OTHER REVENUE,
                BRANCH BANKING & TRUST LOC)+++/-ss                                             0.34     06/01/2025        7,980,000
    28,825,000  BRANCH BANKING & TRUST MUNICIPAL TRUST SERIES 1037 (OTHER REVENUE,
                BRANCH BANKING & TRUST LOC)+++/-ss                                             0.37     07/02/2019       28,825,000
    25,010,000  BRANCH BANKING & TRUST MUNICIPAL TRUST SERIES 1038 (OTHER REVENUE,
                BRANCH BANKING & TRUST LOC)+++/-ss                                             0.44     11/11/2017       25,010,000
     2,470,000  CITY OF NEW YORK NY (PROPERTY TAX REVENUE, TORONTA DOMINION BANK LOC)+/-ss     0.20     09/01/2027        2,470,000
     8,935,300  DEPEW NY FREE SCHOOL DISTRICT GO SERIES A (PROPERTY TAX REVENUE,
                STATE AID WITHHOLDING)                                                         1.25     06/02/2011        8,973,701
    12,095,000  ERIE COUNTY NY INDUSTRIAL DEVELOPMENT AGENCY CIVIC FACILITIES CANISIUS HIGH
                SCHOOL PROJECT SERIES 2008 (LEASE REVENUE, MANUFACTURERS & TRADERS
                LOC)+/-ss                                                                      0.33     02/01/2038       12,095,000
     2,185,000  NASSAU COUNTY NY INTERIM FINANCE AUTHORITY SERIES D-1 (SALES TAX
                REVENUE)+/-ss                                                                  0.28     11/15/2017        2,185,000
     3,800,000  NEW YORK CITY MUNICIPAL WATER FINANCE AUTHORITY (WATER REVENUE)+/-ss           0.18     06/15/2038        3,800,000

              Wells Fargo Advantage Municipal Money Market Fund 21


Portfolio of Investments--July 31, 2010 (Unaudited)

MUNICIPAL MONEY MARKET FUND

                                                                                             INTEREST    MATURITY
   PRINCIPAL    SECURITY NAME                                                                  RATE        DATE           VALUE
--------------  -------------                                                                --------  ------------  --------------
NEW YORK (continued)
$    4,400,000  NEW YORK CONVENTION CENTER DEVELOPMENT CORPORATION NEW YORK HOTEL UNIT
                FEE SECURED SERIES 3095 (TAX REVENUE, AMBAC INSURED)+++/-ss                    0.28%    11/15/2044   $    4,400,000
    20,420,000  NEW YORK DORMITORY AUTHORITY TAX EXEMPT CERTIFICATE ST. JOHN'S
                UNIVERSITY SERIES 2007 (OTHER REVENUE)+/-ss                                    0.28     08/01/2020       20,420,000
       900,000  NEW YORK HOUSING FINANCE AGENCY NORTH END AVENUE SERIES 2004-A
                (HOUSING REVENUE, FNMA INSURED)+/-ss                                           0.25     11/15/2036          900,000
     2,200,000  NEW YORK HOUSING FINANCE AGENCY WEST 23RD STREET SERIES 2002-A
                (HOUSING REVENUE, FNMA INSURED)+/-ss                                           0.24     05/15/2033        2,200,000
    21,210,000  NEW YORK METROPOLITAN TRANSPORTATION AUTHORITY SERIES 2005-A
                ROC-RR-II-R-594PB
                (TRANSIT REVENUE, AGC-ICC AMBAC INSURED)+++/-ss                                0.30     11/15/2013       21,210,000
       700,000  NEW YORK METROPOLITAN TRANSPORTATION AUTHORITY SERIES 2005G-1
                (TRANSIT REVENUE, BNP PARIBAS LOC)+/-ss                                        0.18     11/01/2026          700,000
    11,650,000  NEW YORK METROPOLITAN TRANSPORTATION AUTHORITY SERIES 2006-B
                ROC-RR-II-R-11711
                (TRANSIT REVENUE, FSA INSURED)+++/-ss                                          0.30     11/15/2027       11,650,000
     5,735,000  NEW YORK MORTGAGE AGENCY HOMEOWNER ROC-RR-II-R-11704
                (HOUSING REVENUE)+++/-ss                                                       0.34     10/01/2031        5,735,000
    23,650,000  NEW YORK MORTGAGE AGENCY HOMEOWNER SERIES 135 (HOUSING REVENUE)+/-ss           0.41     04/01/2037       23,650,000
     2,195,000  NEW YORK MORTGAGE AGENCY HOMEOWNER SERIES 154 (HOUSING REVENUE)+/-ss           0.39     10/01/2039        2,195,000
     4,385,000  NEW YORK MORTGAGE AGENCY HOMEOWNER SERIES 161 ROC-RR-II-R-11713
                (HOUSING REVENUE)+++/-ss                                                       0.28     10/01/2016        4,385,000
     3,520,000  NEW YORK MORTGAGE AGENCY HOMEOWNER SERIES 71 ROC-RR-II-R-11706
                (HOUSING REVENUE)+++/-ss                                                       0.34     10/01/2024        3,520,000
     3,000,000  NEW YORK MORTGAGE AGENCY SERIES 106 ROC-RR-II-R-11708
                (HOUSING REVENUE)+++/-ss                                                       0.34     04/01/2034        3,000,000
     3,000,000  NEW YORK MORTGAGE AGENCY SERIES 73-A ROC-RR-II-R-11707
                (HOUSING REVENUE)+++/-ss                                                       0.34     10/01/2024        3,000,000
       400,000  NEW YORK NY CITY HOUSING DEVELOPMENT CORPORATION SERIES A
                (HOUSING REVENUE, FNMA INSURED)+/-ss                                           0.25     05/01/2034          400,000
     2,300,000  NEW YORK NY CITY HOUSING DEVELOPMENT CORPORATION SERIES A
                (HOUSING REVENUE, FNMA INSURED)+/-ss                                           0.25     05/15/2034        2,300,000
     9,190,000  NEW YORK NY CITY HOUSING DEVELOPMENT CORPORATION SERIES H-2-A
                (HOUSING REVENUE)+/-ss                                                         0.35     05/01/2013        9,190,000
     5,000,000  NEW YORK NY CITY MUNICIPAL WATER FINANCE AUTHORITY SERIES C (WATER
                REVENUE)+/-ss                                                                  0.30     06/15/2033        5,000,000
                NEW YORK NY CITY TRANSITIONAL FINANCE AUTHORITY SUBSERIES F-5 (TAX
     2,200,000  REVENUE,
                SUMITOMO MITSUI BANKING LOC)+/-ss                                              0.20     02/01/2035        2,200,000
     5,025,000  NEW YORK NY GO FISCAL YEAR 1993 SERIES E4 (PROPERTY TAX REVENUE,
                BNP PARIBAS LOC)+/-ss                                                          0.28     08/01/2021        5,025,000
     5,000,000  NEW YORK NY HOUSING DEVELOPMENT CORPORATION MFHR (HOUSING REVENUE)+/-ss        0.53     11/01/2040        5,000,000
                NEW YORK NY HOUSING DEVELOPMENT CORPORATION MFHR SERIES 143 ROC RR-II-R
     1,305,000  11699
                (HOUSING REVENUE)+++/-ss                                                       0.34     11/01/2040        1,305,000
     6,620,000  NEW YORK NY HOUSING DEVELOPMENT CORPORATION MFHR SERIES 2009-C1
                (OTHER REVENUE)+++/-ss                                                         0.28     05/01/2029        6,620,000
    30,050,000  NEW YORK NY MUNICIPAL WATER & SEWER FINANCE AUTHORITY FISCAL YEAR 2009
                SERIES 3484 (WATER REVENUE)+++/-ss                                             0.27     06/15/2033       30,050,000
     4,200,000  NEW YORK NY MUNICIPAL WATER & SEWER FINANCE AUTHORITY ROC-RR-II R-11697
                (WATER REVENUE, BHAC INSURED)+++/-ss                                           0.29     06/15/2016        4,200,000
    23,600,000  NEW YORK NY SERIES L5 (PROPERTY TAX REVENUE)+/-ss                              0.23     04/01/2035       23,600,000
     6,800,000  NEW YORK NY SUBSERIES H-1 (PROPERTY TAX REVENUE, DEXIA CREDIT LOC)+/-ss        0.30     01/01/2036        6,800,000
    10,480,000  NEW YORK NY TRANSITIONAL FINANCE AUTHORITY BUILDING FISCAL YEAR 2007
                SERIES S-1 ROC-RR-II-R 809PB (OTHER REVENUE, AGC INSURED)+++/-ss               0.29     01/15/2015       10,480,000
     7,375,000  NEW YORK NY TRANSITIONAL FINANCE AUTHORITY SERIES 3F (TAX REVENUE)+/-ss        0.26     11/01/2022        7,375,000
     2,500,000  NEW YORK URBAN DEVELOPMENT CORPORATION ROC-II-R-11710 (OTHER
                REVENUE)+++/-ss                                                                0.28     03/01/2028        2,500,000
     9,100,000  ONONDAGA COUNTY NY INDUSTRIAL DEVELOPMENT AGENCY CIVIC FACILITIES
                RB SYRACUSE RESH CORPORATION PROJECT SERIES 2005 (IDR,
                MANUFACTURERS & TRADERS LOC)+/-ss                                              0.33     12/01/2031        9,100,000

              22 Wells Fargo Advantage Municipal Money Market Fund


                             Portfolio of Investments--July 31, 2010 (Unaudited)

MUNICIPAL MONEY MARKET FUND

                                                                                             INTEREST    MATURITY
   PRINCIPAL    SECURITY NAME                                                                  RATE        DATE           VALUE
--------------  -------------                                                                --------  ------------  --------------
NEW YORK (continued)
  $ 14,000,000  OYSTER BAY NY BOND ANTICIPATION NOTES (PROPERTY TAX REVENUE)                   1.25%    08/12/2011   $   14,130,760
     8,200,000  ROCKLAND COUNTY NY INDUSTRIAL DEVELOPMENT AGENCY ASSISTED LIVING
                NORTHERN RIVER PROJECT SERIES 1999 (HCFR, MANUFACTURERS & TRADERS BANK
                LOC)+/-ss                                                                      0.38     02/01/2029        8,200,000
     7,280,000  TOMPKINS COUNTY NY INDUSTRIAL DEVELOPMENT AGENCY CIVIC FACILITIES COMMUNITY
                PROPERTY ITHACA INCORPORATED SERIES 2003-A (IDR, MANUFACTURERS & TRADERS
                LOC)+/-ss                                                                      0.38     03/01/2030        7,280,000
    20,215,000  UPSTATE NEW YORK TELECOMMUNICATIONS CORPORATION SERIES 2005
                (OTHER REVENUE, MANUFACTURERS & TRADERS LOC)+/-ss                              0.33     03/01/2020       20,215,000
                                                                                                                        379,274,461
                                                                                                                     --------------
NORTH CAROLINA: 3.16%
    18,595,000  BRANCH BANKING & TRUST COMPANY MUNICIPAL TRUST SERIES 2062
                (OTHER REVENUE, GUARANTEED STUDENT LOANS)+++/-ss                               0.31     08/05/2027       18,595,000
     8,045,000  BRANCH BANKING & TRUST COMPANY MUNICIPAL TRUST SERIES 2063 (OTHER REVENUE,
                GUARANTEED STUDENT LOANS)+++/-ss                                               0.31     03/11/2029        8,045,000
    18,445,000  BRANCH BANKING & TRUST COMPANY MUNICIPAL TRUST SERIES 2064
                (OTHER REVENUE, GUARANTEED STUDENT LOANS)+++/-ss                               0.31     08/06/2027       18,445,000
     2,625,000  LEE COUNTY NC INDUSTRIAL FACILITIES & PCFA CHALLENGE PRINTING COMPANY
                PROJECT (OTHER REVENUE, WELLS FARGO BANK NA LOC)(oo)+/-ss                      0.47     07/01/2027        2,625,000
     5,000,000  NORTH CAROLINA CAPITAL FACILITIES FINANCE AGENCY (OTHER REVENUE,
                BRANCH BANKING & TRUST LOC)+/-ss                                               0.26     03/01/2031        5,000,000
     6,835,000  NORTH CAROLINA CAPITAL FACILITIES FINANCE AGENCY EDUCATIONAL GREENSBORO
                COLLEGE PROJECT SERIES 2003 (COLLEGE & UNIVERSITY REVENUE, BRANCH BANKING &
                TRUST LOC)+/-ss                                                                0.27     09/01/2027        6,835,000
     3,580,000  NORTH CAROLINA CAPITAL FACILITIES FINANCE AGENCY EDUCATIONAL GUILFORD
                COLLEGE PROJECT SERIES 2008 (COLLEGE & UNIVERSITY REVENUE, BRANCH BANKING &
                TRUST LOC)+/-ss                                                                0.26     05/01/2024        3,580,000
     4,000,000  NORTH CAROLINA CAPITAL FACILITIES FINANCE AGENCY EDUCATIONAL HIGH POINT
                UNIVERSITY PROJECT SERIES 2008 (COLLEGE & UNIVERSITY REVENUE, BRANCH
                BANKING & TRUST LOC)+/-ss                                                      0.26     05/01/2030        4,000,000
     2,605,000  NORTH CAROLINA CAPITAL FACILITIES FINANCE AGENCY VARIOUS-ELON COLLEGE
                SERIES A (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)+/-ss           0.45     01/01/2014        2,605,000
     9,345,000  NORTH CAROLINA EDUCATION CARE COMMUNITY HEALTH CARE FACILITIES (HCFR)+/-ss     0.23     10/01/2028        9,345,000
     3,980,000  NORTH CAROLINA EDUCATION CARE COMMUNITY HEALTH CARE FACILITIES UNIVERSITY
                HEALTH SYSTEMS OF EASTERN CAROLINA SERIES 2008-B-1
                (HCFR, BRANCH BANKING & TRUST LOC)+/-ss                                        0.22     12/01/2036        3,980,000
     2,380,000  NORTH CAROLINA EDUCATION CARE COMMUNITY HEALTH CARE FACILITIES UNIVERSITY
                HEALTH SYSTEMS OF EASTERN CAROLINA SERIES 2008-B-2
                (HCFR, BRANCH BANKING & TRUST LOC)+/-ss                                        0.25     12/01/2036        2,380,000
     6,000,000  NORTH CAROLINA HFA HOMEOWNERSHIP ROCS-RR-II-R-11858 (HOUSING
                REVENUE)+++/-ss                                                                0.34     01/01/2033        6,000,000
     7,990,000  NORTH CAROLINA MEDICAL CARE COMMISSION (HCFR, BANK OF AMERICA NA LOC)+/-ss     0.28     07/01/2034        7,990,000
     3,500,000  NORTH CAROLINA PORT AUTHORITY FACILITIES SERIES 2008 (AIRPORT & MARINA
                REVENUE, BRANCH BANKING & TRUST LOC)+/-ss                                      0.26     06/01/2036        3,500,000
     9,495,000  NORTH CAROLINA STUDENT EDUCATIONAL ASSISTANCE AUTHORITY BRANCH BANK &
                TRUST MUNICIPAL TRUST SERIES 2065 (OTHER REVENUE, GUARANTEED STUDENT
                LOANS)+++/-ss                                                                  0.31     05/24/2028        9,495,000
     3,700,000  ROCKINGHAM COUNTY NC INDUSTRIAL FACILITIES & PCR INNOFA USA PROJECT SERIES
                2007 (IDR, BRANCH BANKING & TRUST LOC)+/-ss                                    0.34     12/01/2026        3,700,000
     6,610,000  STANLY COUNTY NC INDUSTRIAL FACILITIES & PCFA RB CHICAGO TUBE COMPANY
                (IDR, JPMORGAN CHASE BANK LOC)+/-ss                                            0.38     04/01/2018        6,610,000
                                                                                                                        122,730,000
                                                                                                                     --------------
NORTH DAKOTA: 0.92%
     3,000,000  NORTH DAKOTA STATE HFA HOME MORTGAGE PROGRAM SERIES A
                (HOUSING REVENUE, LLOYDS BANK LOC)+/-ss                                        0.29     07/01/2037        3,000,000
     3,500,000  NORTH DAKOTA STATE HFA HOME MORTGAGE PROGRAM SERIES B (HOUSING
                REVENUE)+/-ss                                                                  0.31     01/01/2035        3,500,000
     1,470,000  NORTH DAKOTA STATE HOUSING FINANCE AGENCY HOME MORTGAGE FINANCING
                (HOUSING REVENUE, FHLB INSURED)+/-ss                                           0.29     01/01/2030        1,470,000
       490,000  NORTH DAKOTA STATE HOUSING FINANCE AGENCY HOUSING FINANCE PROGRAM SERIES B
                (HOUSING REVENUE, FHLB INSURED)+/-ss                                           0.28     07/01/2033          490,000

              Wells Fargo Advantage Municipal Money Market Fund 23


Portfolio of Investments--July 31, 2010 (Unaudited)

MUNICIPAL MONEY MARKET FUND

                                                                                             INTEREST    MATURITY
   PRINCIPAL    SECURITY NAME                                                                  RATE        DATE           VALUE
--------------  -------------                                                                --------  ------------  --------------
NORTH DAKOTA (continued)
$   27,330,000  TRAILL COUNTY ND IDR AMERICAN CRYSTAL PROJECT (RESOURCE RECOVERY REVENUE,
                COBANK ACB LOC)+/-ss                                                           0.32%    09/01/2017   $   27,330,000
                                                                                                                         35,790,000
                                                                                                                     --------------
OHIO: 1.93%
      2,645,000 BUTLER COUNTY OH CAPITAL FUNDING CCAO LOW COST CAPITAL SERIES 2005-A
                (OTHER REVENUE, US BANK NA LOC)+/-ss                                           0.28     06/01/2035        2,645,000
      3,095,000 CLEVELAND OH AIRPORT SYSTEMS SERIES 2009-A (AIRPORT & MARINA REVENUE,
                US BANK NA LOC)+/-ss                                                           0.26     01/01/2027        3,095,000
      3,680,000 COLUMBUS OH REGIONAL AIRPORT AUTHORITY OHIO MUNICIPAL POOLED FINANCING
                PROGRAM SERIES 2004-A (AIRPORT & MARINA REVENUE, US BANK NA LOC)+/-ss          0.28     01/01/2030        3,680,000
      1,120,000 FRANKLIN COUNTY OH LIFELINE SHELTER SYSTEMS PROJECT (IDR, BANK ONE CHICAGO
                NA LOC)+/-ss                                                                   0.78     10/01/2021        1,120,000
        980,000 HAMILTON COUNTY OH HEALTH CARE LIFE ENRICHING COMMUNITY PROJECT
                SERIES 2006-B (HCFR, PNC BANK NA LOC)+/-ss                                     0.26     01/01/2037          980,000
     12,155,000 LANCASTER OH PORT AUTHORITY GAS SERIES 2008 (NATURAL GAS REVENUE)+/-ss         0.30     05/01/2038       12,155,000
        225,000 LIMA OH HOSPITAL LIMA MEMORIAL HOSPITAL PROJECT
                (HCFR, BANK ONE COLUMBUS NA LOC)+/-ss                                          0.36     12/01/2010          225,000
      2,800,000 LORAIN COUNTY OH HOSPITAL FACILITIES REGIONAL EDUCATION CENTER PROJECT
                SERIES 2008 (HCFR, JPMORGAN CHASE BANK LOC)+/-ss                               0.27     11/01/2021        2,800,000
      2,050,000 MADEIRA OH ECONOMIC DEVELOPMENT KROGER COMPANY SERIES 2004
                (INDUSTRIAL REVENUE, US BANK NA LOC)+/-ss                                      0.38     11/01/2012        2,050,000
      1,200,000 MONTGOMERY COUNTY OH CAMBRIDGE COMMONS APARTMENTS A
                (HOUSING REVENUE, FHLMC INSURED)+/-ss                                          0.30     04/01/2038        1,200,000
      2,100,000 PIKE COUNTY OH HEALTH CARE FACILITIES TRADITIONS HEALTH CARE OBLIGATION
                GROUP SERIES 2007 (HCFR, US BANK NA LOC)+/-ss                                  0.30     06/01/2033        2,100,000
      3,100,000 STARK COUNTY OH IDRR KROGER COMPANY SERIES 2004
                (INDUSTRIAL REVENUE, US BANK NA LOC)+/-ss                                      0.38     09/01/2012        3,100,000
      4,965,000 TUSCARAWAS COUNTY OH PORT AUTHORITY IDR PLYMOUTH FOAM INCORPORATED
                PROJECT
                SERIES 2008 (IDR, US BANK NA LOC)+/-ss                                         0.37     08/01/2038        4,965,000
     34,830,000 WOOD COUNTY OH HOSPITAL FACILITIES WOOD COUNTY HOSPITAL ASSOCIATION
                PROJECT
                SERIES 2008 (HCFR, JPMORGAN CHASE BANK LOC)+/-ss                               0.30     03/01/2039       34,830,000
                                                                                                                         74,945,000
                                                                                                                     --------------
OKLAHOMA: 0.04%
      1,375,000 OKLAHOMA DEVELOPMENT FINANCE AUTHORITY INDUSTRIAL DEVELOPMENT TRACKER
                MARINE PROJECT (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss                    0.45     03/01/2018        1,375,000
                                                                                                                     --------------
OREGON: 0.33%
      1,015,000 OREGON ECONOMIC DEVELOPMENT AUTHORITY BEEF NORTHWEST FEEDERS INCORPORATED
                SERIES 1999 (RESOURCE RECOVERY REVENUE, NORTHWEST FARM CREDIT LOC)+/-ss        0.59     01/01/2016        1,015,000
      6,000,000 OREGON HOUSING & COMMUNITY SERVICES DEPARTMENT SFHR SERIES 2008-I
                (HOUSING REVENUE)+/-ss                                                         0.32     07/01/2037        6,000,000
      6,000,000 SALEM OR HOSPITAL FACILITIES AUTHORITY SALEM HOSPITAL PROJECT SERIES
                2008-B
                (HCFR, US BANK NA LOC)+/-ss                                                    0.23     08/15/2034        6,000,000
                                                                                                                         13,015,000
                                                                                                                     --------------
OTHER: 5.83%
    11,862,000  CLIPPER TAX EXEMPT CERTIFICATE TRUST SERIES 2007-19 (OTHER REVENUE)+/-ss       0.43     06/01/2011       11,862,000
    33,945,000  FHLMC MFHR CLASS A CERTIFICATE SERIES M021 (OTHER REVENUE, FHLMC
                INSURED)+/-ss                                                                  0.33     06/15/2036       33,945,000
    11,427,343  FHLMC MFHR SERIES M001 CLASS A+/-ss                                            0.32     08/15/2045       11,427,343
    19,103,000  FHLMC MFHR SERIES M019 (HOUSING REVENUE, FHLMC INSURED)+/-ss                   0.33     05/01/2017       19,103,000
    15,650,000  MUNICIPAL MORTGAGE & EQUITY LLC (OTHER REVENUE, FHLMC INSURED)+++/-ss          0.45     06/24/2019       15,650,000
    50,000,000  PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS (OTHER REVENUE, FHLMC
                INSURED)+/-ss                                                                  0.31     11/30/2011       50,000,000
       940,000  PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS (OTHER REVENUE, FHLMC
                INSURED)+/-ss                                                                  0.31     03/01/2040          940,000
    28,625,000  PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS CLASS A (OTHER REVENUE,
                FHLMC INSURED)+++/-ss                                                          0.38     05/01/2032       28,625,000

              24 Wells Fargo Advantage Municipal Money Market Fund


                             Portfolio of Investments--July 31, 2010 (Unaudited)

MUNICIPAL MONEY MARKET FUND

                                                                                             INTEREST    MATURITY
   PRINCIPAL    SECURITY NAME                                                                  RATE        DATE           VALUE
--------------  -------------                                                                --------  ------------  --------------
OTHER (continued)
$   27,600,000  PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS PPT 1005 TERM A (OTHER
                REVENUE, FHLMC INSURED)+/-ss                                                   0.38%    05/15/2029   $   27,600,000
    27,370,000  PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS PPT 1005 TERM A
                (OTHER REVENUE, FHLMC INSURED)+/-ss                                            0.38     05/15/2035       27,370,000
                                                                                                                        226,522,343
                                                                                                                     --------------
PENNSYLVANIA: 5.35%
    11,150,000  ADAMS COUNTY PA IDA GETTYSBURG FOUNDATION FACILITIES SERIES 2006-A
                (RECREATIONAL REVENUE, MANUFACTURERS & TRADERS LOC)+++/-ss                     0.33     12/01/2027       11,150,000
     6,900,000  ALLEGHENY COUNTY PA HOSPITAL DEVELOPMENT AUTHORITY UNIVERSITY OF PITTSBURGH
                EDUCATION CENTER PROJECT SERIES 2007-B-2 (HCFR, ROYAL BANK OF CANADA
                LOC)+++/-ss                                                                    0.28     04/15/2039        6,900,000
     1,498,000  ALLEGHENY COUNTY PA IDA UNITED JEWISH FEDERATION PROJECT SERIES A
                (HCFR, PNC BANK NA LOC)+++/-ss                                                 0.26     10/01/2026        1,498,000
     9,000,000  BERKS COUNTY PA MUNICIPAL AUTHORITY READING HOSPITAL & EDUCATION CENTER
                PROJECT SERIES 2008A-1 (HCFR, ROYAL BANK OF CANADA LOC)+++/-ss                 0.28     11/01/2011        9,000,000
     9,400,000  BERKS COUNTY PA MUNICIPAL AUTHORITY READING HOSPITAL & EDUCATION CENTER
                PROJECT SERIES 2009-A-1 (HCFR)+++/-ss                                          0.29     02/01/2012        9,400,000
     3,500,000  BETHLEHEM PA SCHOOL DISTRICT GO SERIES 2007 (PROPERTY TAX REVENUE, AGM
                INSURED)+/-ss                                                                  0.54     01/01/2032        3,500,000
     5,085,000  BUTLER COUNTY PA GENERAL AUTHORITY BUTLER AREA SCHOOL DISTRICT PROJECT
                SERIES 2007 CLASS A (OTHER REVENUE, GO OF DISTRICT, SOCIETE GENERALE
                LOC)+++/-ss                                                                    0.28     10/01/2034        5,085,000
     2,370,000  BUTLER COUNTY PA GENERAL AUTHORITY NEW CASTLE AREA SCHOOL DISTRICT PROJECT
                SERIES 2010 (OTHER REVENUE, GO OF DISTRICT, PNC BANK NA LOC)+/-ss              0.26     03/01/2030        2,370,000
     6,595,000  CHESTER COUNTY PA HEALTH & EDUCATION FACILITIES AUTHORITY TEL HAI
                RETIREMENT COMMUNITY PROJECT SERIES 2009 (HCFR, MANUFACTURERS & TRADERS
                LOC)+++/-ss                                                                    0.33     06/01/2032        6,595,000
     2,300,000  CLIPPER TAX EXEMPT 2009-32 CERTIFICATE TRUST (OTHER REVENUE)+/-ss              0.33     01/01/2015        2,300,362
     2,000,000  CLIPPER TAX EXEMPT 2009-32 CERTIFICATE TRUST (OTHER REVENUE)+/-ss              0.33     01/01/2018        2,000,000
     1,025,000  EMMAUS PA GENERAL AUTHORITY SUBSERIES D27 (OTHER REVENUE, US BANK NA
                LOC)+/-ss                                                                      0.26     03/01/2024        1,025,000
     2,100,000  ERIE COUNTY PA HOSPITAL AUTHORITY HEALTH FACILITIES ST. MARY'S HOME ERIE
                PROJECT
                SERIES 2008-B (HCFR, BANK OF AMERICA NA LOC)+/-ss                              0.29     07/01/2038        2,100,000
     1,500,000  MERRILL LYNCH PUTTABLE OPTION TAX EXEMPT RECEIPTS SERIES 385 (HCFR)+++/-ss     0.35     08/15/2042        1,500,000
     5,040,000  MONTGOMERY COUNTY PA HIGHER EDUCATION & HEALTH AUTHORITY WILLIAM PENN
                CHARTER SCHOOL SERIES 2001 (PRIVATE SCHOOLS REVENUE, PNC BANK NA LOC)+/-ss     0.26     09/15/2031        5,040,000
     5,000,000  MONTGOMERY COUNTY PA IDA LASALLE COLLEGE HIGH SCHOOL SERIES 2007-A
                (PRIVATE SCHOOLS REVENUE, PNC BANK NA LOC)+/-ss                                0.26     11/01/2037        5,000,000
     3,610,000  MONTGOMERY COUNTY PA LOWER MERION SCHOOL DISTRICT GO SERIES 2009-A
                (PROPERTY TAX REVENUE, STATE AID WITHHOLDING, STATE STREET BANK & TRUST
                COMPANY LOC)+/-ss                                                              0.25     04/01/2027        3,610,000
     1,405,000  MOON PA IDAG COMMUNITY FACILITIES YMCA GREATER PITTSBURGH PROJECT SERIES
                2005 (OTHER REVENUE, PNC BANK NA LOC)+/-ss                                     0.26     06/01/2025        1,405,000
     1,900,000  PENNSYLVANIA EDFA SOLAR INNOVATIONS INCORPORATED PROJECT (OTHER REVENUE,
                MANUFACTURERS & TRADERS BANK LOC)+/-ss                                         0.58     10/01/2032        1,900,000
     1,600,000  PENNSYLVANIA EDFA SOLID WASTE DISPOSAL IESI CORPORATION (OTHER REVENUE,
                BANK OF AMERICA NA LOC)+/-ss                                                   0.30     11/01/2028        1,600,000
       900,000  PENNSYLVANIA HFA SERIES 100C (HOUSING REVENUE)+/-ss                            0.28     04/01/2038          900,000
     4,700,000  PENNSYLVANIA HFA SFHR SERIES 2007-98C (HOUSING REVENUE)+/-ss                   0.40     10/01/2037        4,700,000
     1,700,000  PENNSYLVANIA HIGHER EDUCATIONAL FACILITIES AUTHORITY ASSOCIATION OF
                INDEPENDENT COLLEGES & UNIVERSITY OF PENNSYLVANIA FINANCE PROGRAM KEYSTONE
                COLLEGE PROJECT SERIES 2002 (COLLEGE & UNIVERSITY REVENUE, PNC BANK NA
                LOC)+/-ss                                                                      0.26     05/01/2027        1,700,000
     3,350,000  PENNSYLVANIA HIGHER EDUCATIONAL FACILITIES AUTHORITY ASSOCIATION OF
                INDEPENDENT COLLEGES & UNIVERSITY OF PENNSYLVANIA FINANCE PROGRAM
                UNIVERSITY OF SCRANTON PROJECT SERIES 1999-E3 (COLLEGE & UNIVERSITY
                REVENUE, PNC BANK NA LOC)+++/-ss                                               0.26     11/01/2014        3,350,000
     7,570,000  PENNSYLVANIA HORIZON HOSPITAL SYSTEMS AUTHORITY SR. HEALTH & HOUSING
                FACILITIES ST. PAUL HOMES PROJECT SERIES 2002 (HCFR, MANUFACTURERS &
                TRADERS BANK LOC)+/-ss                                                         0.33     01/01/2033        7,570,000
     2,140,000  PENNSYLVANIA HOUSING FINANCE AGENCY SFHR SERIES 3297 (HOUSING
                REVENUE)+++/-ss                                                                0.39     10/01/2019        2,140,000
     2,705,000  PENNSYLVANIA PUBLIC SCHOOL BUILDING AUTHORITY SCHOOL DISTRICT OF
                PHILADELPHIA PROJECT SERIES 2006-B (LEASE REVENUE, FSA INSURED)+++/-ss         0.38     06/01/2015        2,705,000
     8,100,000  PENNSYLVANIA TURNPIKE COMMISSION ROCS RR II R-11864 (OTHER REVENUE,
                AGM INSURED)+++/-ss                                                            0.30     07/15/2026        8,100,000

              Wells Fargo Advantage Municipal Money Market Fund 25


Portfolio of Investments--July 31, 2010 (Unaudited)

MUNICIPAL MONEY MARKET FUND

                                                                                             INTEREST    MATURITY
   PRINCIPAL    SECURITY NAME                                                                  RATE        DATE           VALUE
--------------  -------------                                                                --------  ------------  --------------
PENNSYLVANIA (continued)
$    4,275,000  PENNSYLVANIA TURNPIKE COMMISSION SERIES D (OTHER REVENUE, AGM
                INSURED)+/-ss                                                                  0.28%    07/15/2041   $    4,275,000
    21,680,000  PHILADELPHIA PA GAS WORKS DEUTSCHE BANK SPEARS TRUST SERIES 1998
                (NATURAL GAS REVENUE, AMBAC INSURED)+++/-ss                                    0.28     10/01/2022       21,680,000
     8,800,000  PHILADELPHIA PA SCHOOL DISTRICT GO SERIES 2007-A (PROPERTY TAX REVENUE,
                BRANCH BANKING & TRUST LOC)+/-ss                                               0.28     06/01/2034        8,800,000
     1,470,000  PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS P-FLOATS-MT-566 (OTHER
                REVENUE)+/-ss                                                                  0.48     09/26/2035        1,470,000
    14,000,000  PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS P-FLOATS-PT-4674
                (HCFR, FHA INSURED)+++/-ss                                                     0.28     08/01/2038       14,000,000
    10,445,000  PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS P-FLOATS-MT-566 (OTHER
                REVENUE)+/-ss                                                                  0.48     08/15/2042       10,445,000
     6,365,000  QUAKERTOWN PA GENERAL AUTHORITY POOLED FINANCING PROGRAM SERIES A
                (HCFR, PNC BANK NA LOC)+/-ss                                                   0.27     07/01/2026        6,365,000
    26,540,000  SOUTH CENTRAL PENNSYLVANIA GENERAL AUTHORITY WELLSPAN HEALTH OBLIGATION
                GROUP SERIES 2008-C (HCFR, MANUFACTURERS & TRADERS BANK LOC)+/-ss              0.30     06/01/2037       26,540,000
                                                                                                                        207,718,362
                                                                                                                     --------------
PUERTO RICO: 0.02%
       800,000  PUERTO RICO SALES TAX FINANCE CORPORATION DEUTSCHE BANK SPEARS TRUST
                SERIES DBE-627A (SALES TAX REVENUE, AMBAC INSURED)+/-ss                        0.28     08/01/2050          800,000
                                                                                                                     --------------
RHODE ISLAND: 0.39%
    15,360,000  NARRAGANSETT RI BAY COMMISSION SERIES A (SEWER REVENUE, RBS CITIZENS BANK
                LOC)+/-ss                                                                      0.25     09/01/2034       15,360,000
                                                                                                                     --------------
SOUTH CAROLINA: 0.66%
     2,500,000  SOUTH CAROLINA EDUCATIONAL FACILITIES AUTHORITY FOR PRIVATE NON-PROFIT
                INSTITUTIONS HIGHER LEARNING EDUCATIONAL FACILITIES CHARLESTON SOUTHERN
                UNIVERSITY PROJECT SERIES 2003 (COLLEGE & UNIVERSITY REVENUE, BANK OF
                AMERICA NA LOC)+/-ss                                                           0.27     04/01/2028        2,500,000
     1,525,000  SOUTH CAROLINA EDUCATIONAL FACILITIES AUTHORITY FOR PRIVATE NON-PROFIT
                INSTITUTIONS HIGHER LEARNING EDUCATIONAL FACILITIES SPARTANBURG METHODIST
                SERIES 2005 (COLLEGE & UNIVERSITY REVENUE, BRANCH BANKING & TRUST LOC)+/-ss    0.26     08/01/2025        1,525,000
     2,350,000  SOUTH CAROLINA EDUCATIONAL FACILITIES AUTHORITY NEWBURY COLLEGE SERIES 2008
                (COLLEGE & UNIVERSITY REVENUE, BRANCH BANKING & TRUST LOC)+/-ss                0.26     06/01/2035        2,350,000
     4,900,000  SOUTH CAROLINA HOUSING FINANCE & DEVELOPMENT AUTHORITY MFHR BROOKSIDE
                CROSSING APARTMENTS SERIES 2008 (HOUSING REVENUE, FHLMC INSURED)+/-ss          0.26     06/01/2046        4,900,000
     3,000,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY HOSPITAL FACILITIES
                ANMED HEALTH PROJECT SERIES A (HCFR, BRANCH BANKING & TRUST LOC)+/-ss          0.22     02/01/2035        3,000,000
     6,485,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY BLUE RIDGE LOG
                CABINS LLC SERIES 2007 (IDR, BRANCH BANKING & TRUST LOC)+/-ss                  0.34     03/01/2032        6,485,000
     5,000,000  SOUTH CAROLINA JOBS-ECONOMIC DEVELOPMENT AUTHORITY
                (IDR, BRANCH BANKING & TRUST LOC)+/-ss                                         0.33     12/01/2038        5,000,000
                                                                                                                         25,760,000
                                                                                                                     --------------
SOUTH DAKOTA: 0.32%
     4,900,000  SOUTH DAKOTA HDA HOMEOWNERSHIP MORTGAGE SERIES 2009-A (HOUSING
                REVENUE)+/-ss                                                                  0.23     05/01/2039        4,900,000
     7,500,000  SOUTH DAKOTA HEFA SIOUX VALLEY HOSPITAL & HEALTH SYSTEMS PROJECT SERIES
                2001-C (HCFR, US BANK NA LOC)+/-ss                                             0.29     11/01/2019        7,500,000
                                                                                                                         12,400,000
                                                                                                                     --------------
TENNESSEE: 2.46%
     4,805,000  BLOUNT COUNTY TN PUBLIC BUILDING AUTHORITY GO SERIES E-5-B (OTHER REVENUE,
                BRANCH BANKING & TRUST LOC)+/-ss                                               0.26     06/01/2042        4,805,000
    21,410,000  CLARKSVILLE TN PUBLIC BUILDING AUTHORITY SERIES 2009 (OTHER REVENUE,
                BANK OF AMERICA NA LOC)+/-ss                                                   0.33     07/01/2037       21,410,000
     3,500,000  FRANKLIN COUNTY TN HEALTH & EDUCATIONAL FACILITIES BOARD UNIVERSITY OF THE
                SOUTH PROJECT SERIES 1994 (COLLEGE & UNIVERSITY REVENUE)+/-ss                  0.32     01/01/2013        3,500,000
     8,000,000  HUNTINGDON TN INDUSTRIAL DEVELOPMENT BOARD BEHLEN MANUFACTURING COMPANY
                PROJECT (IDR, LASALLE BANK NA LOC)+/-ss                                        0.43     05/01/2020        8,000,000

              26 Wells Fargo Advantage Municipal Money Market Fund


                             Portfolio of Investments--July 31, 2010 (Unaudited)

MUNICIPAL MONEY MARKET FUND

                                                                                             INTEREST    MATURITY
   PRINCIPAL    SECURITY NAME                                                                  RATE        DATE           VALUE
--------------  -------------                                                                --------  ------------  --------------
TENNESSEE (continued)
$    3,435,000  MEMPHIS TN HEALTH EDUCATIONAL & HOUSING FACILITIES BOARD PFOTER CORNING
                VILLAGE APARTMENTS (HOUSING REVENUE, FHLMC INSURED)+++/-ss                     0.38%    12/01/2047   $    3,435,000
       735,000  MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY RB TENNESSEE COUNTY LOAN
                POOL SERIES 2008 (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss                  0.28     07/01/2038          735,000
     1,645,000  PULASKI & GILES COUNTY TN LOMAR DEVELOPMENT COMPANY PROJECT
                (IDR, US BANK NA LOC)+/-ss                                                     0.45     01/01/2017        1,645,000
    18,460,000  SEVIER COUNTY TN PUBLIC BUILDING AUTHORITY GO LOCAL GOVERNMENT PUBLIC
                IMPROVEMENT SERIES B-2 (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss         1.60     06/01/2039       18,460,000
    29,210,000  SEVIER COUNTY TN PUBLIC BUILDING AUTHORITY GO LOCAL GOVERNMENT PUBLIC
                IMPROVEMENT SERIES VI-L-1 (OTHER REVENUE)+/-ss                                 0.33     06/01/2020       29,210,000
     4,500,000  SPRINGFIELD TN INDUSTRIAL DEVELOPMENT BOARD KROGER COMPANY SERIES 2004
                (IDR, US BANK NA LOC)+/-ss                                                     0.38     02/01/2012        4,500,000
                                                                                                                         95,700,000
                                                                                                                     --------------
TEXAS: 8.96%
     6,685,000  BEAUMONT TX INDEPENDENT SCHOOL DISTRICT BUILDING GO SERIES 2008
                (PROPERTY TAX REVENUE, PSF GUARANTY)+++/-ss                                    0.30     02/15/2033        6,685,000
     1,155,000  BEXAR COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION EL CENTRO DEL
                BARRIO PROJECT SERIES 2007-B (HCFR, JPMORGAN CHASE BANK LOC)+/-ss              0.30     12/01/2032        1,155,000
     6,385,000  BEXAR COUNTY TX HOUSING FINANCE CORPORATION MFHR MEADOWS/FREDRICKSBURG
                PLACE APARTMENTS PROJECT SERIES 2006 (HOUSING REVENUE, FHLMC INSURED)+/-ss     0.28     09/01/2036        6,385,000
       500,000  BRAZOS RIVER TX HARBOR NAVAL DISTRICT BRAZORIA COUNTY BASF CORPORATION
                PROJECT SERIES 2001 (IDR)+/-ss                                                 0.39     05/01/2036          500,000
     4,400,000  BRAZOS TX HARBOR INDUSTRIAL DEVELOPMENT CORPORATION BASF CORPORATION
                PROJECT SERIES 2001 (IDR)+/-ss                                                 0.36     07/01/2022        4,400,000
    10,000,000  CALHOUN TX PORT AUTHORITY ENVIRONMENTAL FACILITIES FORMOSA PLASTICS PROJECT
                (RESOURCE RECOVERY REVENUE, BANK OF AMERICA NA LOC)+/-ss                       0.32     11/01/2038       10,000,000
     6,155,000  COLLIN COUNTY TX HOUSING FINANCE CORPORATION HUNTINGTON APARTMENTS PROJECT
                SERIES 1996 (HOUSING REVENUE, NORTHERN TRUST COMPANY LOC)+++/-ss               0.28     12/01/2015        6,155,000
     2,250,000  CONROE TX INDEPENDENT SCHOOL DISTRICT UNLIMITED TAX BUILDING PUTTER
                SERIES 2487 (OTHER REVENUE, PSF GUARANTY)+++/-ss                               0.28     02/15/2014        2,250,000
     1,700,000  DALLAM COUNTY TX INDUSTRIAL DEVELOPMENT CORPORATION ECONOMIC
                DEVELOPMENT AUTHORITY DALLHART JERSEY RANCH INCORPORATED SERIES 2008
                (RESOURCE RECOVERY REVENUE)+/-ss                                               0.59     08/01/2039        1,700,000
    12,250,000  DALLAM COUNTY TX INDUSTRIAL DEVELOPMENT CORPORATION INDUSTRIAL DEVELOPMENT
                CORPORATION HILMAR CHEESE COMPANY INCORPORATED PROJECT SERIES 2009
                (IDR, BANK OF THE WEST LOC)+/-ss                                               0.28     07/01/2032       12,250,000
     1,570,000  DALLAS TX WATERWORKS & SEWER SYSTEMS SERIES 2845
                (WATER REVENUE, AMBAC INSURED)+++/-ss                                          0.33     10/01/2015        1,570,000
     2,975,000  DEL VALLE TX GO INDEPENDENT SCHOOL DISTRICT BUILDING PUTTER SERIES 1946
                (PROPERTY TAX REVENUE, PSF GUARANTY)+++/-ss                                    0.31     08/15/2014        2,975,000
    16,755,000  FIRST RIO GRANDE REGIONAL WATER AUTHORITY ECONOMIC DEVELOPMENT CORPORATION
                RIO GRANDE VALLEY SUGAR (INDUSTRIAL REVENUE, COBANK ACB LOC)+/-ss              0.28     03/01/2032       16,755,000
     2,740,000  FORT BEND COUNTY TX GO PFOTER SERIES 1326 (LEASE REVENUE, FGIC
                INSURED)+++/-ss                                                                0.33     09/01/2012        2,740,000
        80,000  GREGG COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                (HCFR, JPMORGAN CHASE BANK LOC)+/-ss                                           0.36     10/01/2029           80,000
     4,000,000  HALE COUNTY TX INDUSTRIAL DEVELOPMENT CORPORATION WHITE RIVER RANCH PROJECT
                SERIES 2004 (RESOURCE RECOVERY REVENUE, WELLS FARGO BANK NA
                LOC)+/-ss (oo)                                                                 0.54     10/01/2029        4,000,000
     6,000,000  HARRIS COUNTY TX INDUSTRIAL DEVELOPMENT CORPORATION SOLID WASTE DISPOSAL
                DEER PARK
                (RESOURCE RECOVERY REVENUE)+/-ss                                               0.30     03/01/2023        6,000,000
     7,200,000  HARRIS COUNTY TX INDUSTRIAL DEVELOPMENT CORPORATION SOLID WASTE DISPOSAL
                RB DEER PARK REFINING PROJECT SERIES A (RESOURCE RECOVERY REVENUE)+/-ss        0.26     03/01/2023        7,200,000
     6,000,000  HOUSTON TX HIGHER EDUCATION FINANCE CORPORATION
                (COLLEGE & UNIVERSITY REVENUE)+++/-ss                                          0.28     05/15/2018        6,000,000
     4,900,000  HOUSTON TX UTILITIES SYSTEMS AUTHORITY SERIES 2010-B (WATER REVENUE,
                ROYAL BANK OF CANADA LOC)+++/-ss                                               0.28     05/15/2034        4,900,000
     8,490,000  JEFFERSON COUNTY TX HOUSING FINANCE CORPORATION MFHR LAKES TRUST SERIES
                2008-1 (HOUSING REVENUE, BANK OF AMERICA NA LOC)+++/-ss                        0.38     01/01/2036        8,490,000

              Wells Fargo Advantage Municipal Money Market Fund 27


Portfolio of Investments--July 31, 2010 (Unaudited)

MUNICIPAL MONEY MARKET FUND

                                                                                             INTEREST    MATURITY
   PRINCIPAL    SECURITY NAME                                                                  RATE        DATE           VALUE
--------------  -------------                                                                --------  ------------  --------------
TEXAS (continued)
$    6,100,000  JEFFERSON COUNTY TX HOUSING FINANCE CORPORATION MFHR LAKES TRUST SERIES
                2008-2 (HOUSING REVENUE, BANK OF AMERICA NA LOC)+++/-ss                        0.38%    01/01/2036   $    6,100,000
     6,530,000  KATY TX GO INDEPENDENT SCHOOL DISTRICT SERIES 2000 (PROPERTY TAX REVENUE,
                PSF GUARANTY)+/-ss                                                             0.26     08/15/2033        6,530,000
     6,485,000  LAMAR TX INDEPENDENT SCHOOL DISTRICT CONSTRUCTION REFUNDING GO SERIES 2008
                (PROPERTY TAX REVENUE, PSF GUARANTY)+++/-ss                                    0.30     02/15/2038        6,485,000
     3,270,000  LOVEJOY TX INDEPENDENT SCHOOL DISTRICT BUILDING GO DEUTSCHE BANK SPEARS
                TRUST SERIES 2008 (OTHER REVENUE, PSF GUARANTY)+++/-ss                         0.30     02/15/2038        3,270,000
    18,565,000  NORTH TEXAS THROUGHWAY AUTHORITY SERIES DB-620 (OTHER REVENUE,
                ASSURED GUARANTY)+/-ss                                                         0.30     01/01/2033       18,565,000
     6,325,000  NORTHSIDE TX GO INDEPENDENT SCHOOL DISTRICT SERIES 2003 (PROPERTY TAX
                REVENUE, PSF GUARANTY)+++/-ss                                                  0.28     12/15/2012        6,325,000
     6,300,000  PORT ARTHUR TX NAVAL DISTRICT ENVIRONMENTAL FACILITIES MOTIVA
                ENTERPRISES PROJECT SERIES B (RESOURCE RECOVERY REVENUE)+/-ss                  0.27     12/01/2039        6,300,000
     2,000,000  PORT CORPUS CHRISTI INDUSTRIAL DEVELOPMENT CORPORATION (IDR,
                JPMORGAN CHASE BANK LOC)+/-ss                                                  0.35     10/01/2036        2,000,000
     5,000,000  PORT CORPUS CHRISTI TX SOLID WASTE DISPOSAL FLINT HILLS RESOURCES PROJECT
                (OTHER REVENUE)+/-ss                                                           0.32     01/01/2030        5,000,000
    43,600,000  PORT CORPUS CHRISTI TX SOLID WASTE DISPOSAL FLINT HILLS RESOURCES PROJECT
                SERIES 2002-A (RESOURCE RECOVERY REVENUE)+/-ss                                 0.32     07/01/2029       43,600,000
    25,500,000  PORT CORPUS CHRISTI TX SOLID WASTE DISPOSAL FLINT HILLS RESOURCES PROJECT
                SERIES 2006 (RESOURCE RECOVERY REVENUE)+/-ss                                   0.32     01/01/2030       25,500,000
     7,500,000  PORT CORPUS CHRISTI TX SOLID WASTE DISPOSAL FLINT HILLS RESOURCES PROJECT
                SERIES 2007 (RESOURCE RECOVERY REVENUE)+/-ss                                   0.32     01/01/2032        7,500,000
     9,000,000  PORT CORPUS CHRISTI TX SOLID WASTE DISPOSAL FLINT HILLS RESOURCES PROJECT
                SERIES A (RESOURCE RECOVERY REVENUE)+/-ss                                      0.32     04/01/2028        9,000,000
     1,050,000  PORT ARTHUR TX NAVIGATION DISTRICT MOTIVA ENTERPRISES B (IDR)+/-ss             0.27     04/01/2040        1,050,000
     7,400,000  PORT ARTHUR TX NAVIGATION DISTRICT MOTIVA ENTERPRISES A (IDR)+/-ss             0.27     04/01/2040        7,400,000
       400,000  PORT ARTHUR TX NAVIGATION DISTRICT MOTIVA ENTERPRISES B (INDUSTRIAL
                REVENUE)+/-ss                                                                  0.27     06/01/2040          400,000
    15,385,000  RED RIVER TX EDUCATION FINANCE CORPORATION PARISH DAY SCHOOL PROJECT
                SERIES 2001-A (PRIVATE SCHOOLS REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss        2.00     12/01/2031       15,385,000
     4,640,000  RED RIVER TX EDUCATION FINANCE CORPORATION PARISH EPISCOPAL SCHOOL PROJECT
                SERIES 2004 (PRIVATE SCHOOLS REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss          2.00     12/01/2034        4,640,000
     1,700,000  ROCKWALL TX IDRB COLUMBIA EXTRUSION CORPORATION PROJECT SERIES 1989
                (IDR, BANK OF AMERICA NA LOC)+++/-ss                                           0.40     07/01/2014        1,700,000
     8,280,000  SAN ANTONIO TX ELECTRIC & GAS DEUTSCHE BANK SPEARS TRUST SERIES 2007
                (OTHER REVENUE)+++/-ss                                                         0.30     02/01/2032        8,280,000
     6,250,000  SAN MARCOS TX INDUSTRIAL DEVELOPMENT CORPORATION BUTLER MANUFACTURING
                COMPANY PROJECT (IDR, BANK OF AMERICA NA LOC)+/-ss                             0.54     04/01/2015        6,250,000
     3,805,000  SPRING TX INDEPENDENT SCHOOL DISTRICT REFUNDING GO DEUTSCHE BANK SPEARS
                TRUST SERIES 2008-A (PROPERTY TAX REVENUE, PSF GUARANTY)+++/-ss                0.30     08/15/2033        3,805,000
    13,000,000  TARANT COUNTY TX HOUSING FINANCE CORPORATION PFOTER EVERGREEN AT KELLER
                APARTMENTS PROJECT (HOUSING REVENUE, FHLMC INSURED)+++/-ss                     0.38     02/01/2049       13,000,000
    28,000,000  TEXAS GO TRAN SERIES 2009 (GENERAL FUND REVENUE)                               2.50     08/31/2010       28,044,928
                                                                                                                        348,319,928
                                                                                                                     --------------
UTAH: 1.03%
     2,800,000  JUAB COUNTY UT IDR (IDR, COBANK ACB LOC)+/-ss                                  0.59     10/01/2021        2,800,000
       800,000  JUAB COUNTY UT IDRB INTERMOUNTAIN FARMERS ASSOCIATION PROJECT
                (IDR, COBANK ACB LOC)+/-ss                                                     0.59     08/01/2012          800,000
     3,130,000  PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS P-FLOATS-PPT-1008-CLASS A
                (PROPERTY TAX REVENUE, FHLMC INSURED)+/-ss                                     0.31     01/01/2027        3,130,000
     3,905,000  PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS P-FLOATS-PPT-1008-CLASS A
                (PROPERTY TAX REVENUE, FHLMC INSURED)+/-ss                                     0.31     01/01/2032        3,905,000
     9,595,000  RIVERTON UT HOSPITAL IHC HEALTH SERVICES INCORPORATED
                SERIES 2009 PUTTER (HCFR)+++/-ss                                               0.27     02/15/2035        9,595,000

              28 Wells Fargo Advantage Municipal Money Market Fund


                             Portfolio of Investments--July 31, 2010 (Unaudited)

MUNICIPAL MONEY MARKET FUND

                                                                                             INTEREST    MATURITY
   PRINCIPAL    SECURITY NAME                                                                  RATE        DATE           VALUE
--------------  -------------                                                                --------  ------------  --------------
UTAH (continued)
$    5,000,000  UTAH TRANSIT AUTHORITY SERIES B (SALES TAX REVENUE, FORTIS BANK SA NV
                LOC)+/-ss                                                                      0.19%    06/15/2035   $    5,000,000
     3,600,000  UTAH TRANSIT AUTHORITY SERIES B (SALES TAX REVENUE, FORTIS BANK SA NV
                LOC)+/-ss                                                                      0.19     06/15/2036        3,600,000
    11,250,000  UTAH TRANSPORTATION AUTHORITY SALES TAX ROCS-RR-II-R-11855
                (SALES TAX REVENUE, AGM INSURED)+++/-ss                                        0.28     06/15/2016       11,250,000
                                                                                                                         40,080,000
                                                                                                                     --------------
VERMONT: 0.37%
     1,155,000  VERMONT EDUCATIONAL & HEALTH BUILDINGS NORTH COUNTY HOSPITAL PROJECT A
                (HCFR, TD BANKNORTH NA LOC)+/-ss                                               0.25     10/01/2034        1,155,000
     6,400,000  VERMONT HOUSING FINANCE AGENCY SFHR SERIES 19B (HOUSING REVENUE, FSA
                INSURED)+/-ss                                                                  0.32     05/01/2033        6,400,000
     6,650,000  VERMONT HOUSING FINANCE AGENCY SFHR SERIES 20B (HOUSING REVENUE, FSA
                INSURED)+/-ss                                                                  0.32     11/01/2033        6,650,000
                                                                                                                         14,205,000
                                                                                                                     --------------
VIRGINIA: 0.59%
       800,000  ARLINGTON COUNTY VA IDA MFHR WOODBURY PARK APARTMENTS PROJECT SERIES 2005-A
                (HOUSING REVENUE, FHLMC INSURED)+/-ss                                          0.26     03/01/2035          800,000
       595,000  CHESTERFIELD COUNTY VA HEALTH CENTER COMMUNITY RESIDENTIAL CARE FACILITIES
                RB LUCY
                CORR VILLAGE SERIES 2008-B (HCFR, BRANCH BANKING & TRUST LOC)+/-ss             0.26     12/01/2012          595,000
     4,250,000  FAUQUIER COUNTY VA IDAG HIGHLAND SCHOOL PROJECT SERIES 2008
                (PRIVATE SCHOOLS REVENUE, BRANCH BANKING & TRUST LOC)+/-ss                     0.26     12/01/2033        4,250,000
     3,160,000  HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY RESIDENTIAL CARE
                FACILITIES RICHMOND SERIES 2008 (HCFR, BRANCH BANKING & TRUST LOC)+/-ss        0.26     10/01/2037        3,160,000
     9,250,000  NORFOLK VA ECONOMIC DEVELOPMENT AUTHORITY HOSPITAL FACILITIES SENTRA
                HEALTHCARE SERIES C (HCFR)+/-ss                                                0.40     11/01/2034        9,250,000
     2,745,000  SALEM VA IDAG MFHR OAK PARK APARTMENTS PROJECT SERIES 2008
                (HOUSING REVENUE, FNMA INSURED)+/-ss                                           0.28     08/15/2043        2,745,000
       760,000  VIRGINIA COMMONWEALTH UNIVERSITY HEALTH SYSTEM AUTHORITY SERIES B
                (HCFR, BRANCH BANKING & TRUST LOC)+/-ss                                        0.29     07/01/2037          760,000
     1,420,000  VIRGINIA SMALL BUSINESS FINANCING AUTHORITY (IDR, BRANCH BANKING & TRUST
                LOC)+/-ss                                                                      0.34     07/01/2024        1,420,000
                                                                                                                         22,980,000
                                                                                                                     --------------
WASHINGTON: 1.66%
     1,675,000  KING COUNTY WA HOUSING AUTHORITY SUMMERFIELD APARTMENTS PROJECT FOR YWCA
                OF SEATTLE-KING COUNTY SERIES 2005 (HOUSING REVENUE, US BANK NA LOC)+/-ss      0.37     09/01/2035        1,675,000
     7,500,000  PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS P-FLOATS-PT-4685 (SEWER
                REVENUE)+++/-ss                                                                0.30     01/01/2045        7,500,000
     6,700,000  SEATTLE WA WATER & SEWER SYSTEMS ECLIPSE FUNDING TRUST SERIES 2006-0002
                (WATER REVENUE, US BANK NA LOC)+/-ss                                           0.28     09/01/2013        6,712,943
     1,360,000  WASHINGTON EDRB MENSONIDES & THERESA PROJECT SERIES 2001
                (RESOURCE RECOVERY REVENUE, WELLS FARGO BANK NA LOC)+/-ss (oo)                 0.59     10/01/2016        1,360,000
     3,300,000  WASHINGTON FINANCE AUTHORITY SMITH BROTHERS FARMS INCORPORATED SERIES 2001
                (INDUSTRIAL REVENUE, NORTHWEST FARM CREDIT LOC)+/-ss                           0.59     09/01/2021        3,300,000
     4,640,000  WASHINGTON GO AUSTIN TRUST VARIABLE CERTIFICATE SERIES 2007-A
                (PROPERTY TAX REVENUE, FSA INSURED)+++/-ss                                     0.28     07/01/2014        4,640,000
     9,995,000  WASHINGTON GO PUTTER SERIES 2640 (OTHER REVENUE)+++/-ss                        0.28     01/01/2016        9,995,000
     5,630,000  WASHINGTON GO SERIES 2005-C (FUEL SALES TAX REVENUE)+++/-ss                    0.28     06/01/2027        5,630,000
     1,845,000  WASHINGTON HOUSING FINANCE COMMISSION GONZAGA PREPARATORY SCHOOL
                (PRIVATE SCHOOLS REVENUE, BANK OF AMERICA NA LOC)+/-ss                         0.45     09/01/2033        1,845,000
     3,400,000  WASHINGTON HOUSING FINANCE MFHR HEATHERWOOD COMMUNITY APARTMENTS
                PROJECT SERIES 2002-A (HOUSING REVENUE, FHLMC INSURED)+++/-ss                  0.33     06/01/2037        3,400,000
     7,805,000  WASHINGTON HOUSING FINANCE MFHR REGENCY PARK APARTMENTS PROJECT
                SERIES 1999-A (HOUSING REVENUE, FHLMC INSURED)+/-ss                            0.33     06/01/2027        7,805,000
     1,200,000  WASHINGTON STATE ECONOMIC DEVELOPMENT FINANCE AUTHORITY MERCER ISLAND
                PARTNERS LLC PROJECT (IDR, US BANK NA LOC)+++/-ss                              0.45     06/01/2027        1,200,000

              Wells Fargo Advantage Municipal Money Market Fund 29


Portfolio of Investments--July 31, 2010 (Unaudited)

MUNICIPAL MONEY MARKET FUND

                                                                                             INTEREST    MATURITY
   PRINCIPAL    SECURITY NAME                                                                  RATE        DATE           VALUE
--------------  -------------                                                                --------  ------------  --------------
WASHINGTON (continued)
$    1,590,000  WASHINGTON STATE HOUSING FINANCE COMMISSION WHISPERWOOD APARTMENTS
                PROJECT SERIES A (MFHR, FNMA INSURED)+/-ss                                     0.32%    05/15/2035   $    1,590,000
     3,180,000  YAKIMA COUNTY WA PUBLIC CORPORATION MACRO PLASTICS INCORPORATED
                PROJECT SERIES 1996 (INDUSTRIAL REVENUE, BANK OF THE WEST LOC)+/-ss            0.45     12/01/2026        3,180,000
     2,100,000  YAKIMA COUNTY WA PUBLIC CORPORATION REVENUE VALLEY PROCESSING PROJECT
                BANK OF AMERICA (IDR, BANK OF AMERICA NA LOC)+/-ss                             0.45     02/01/2015        2,100,000
     2,500,000  YAKIMA COUNTY WA SOLID WASTE DISPOSAL GEORGE DERUYTER & SON PROJECT
                SERIES 2006 (RESOURCE RECOVERY REVENUE, NORTHWEST FARM CREDIT LOC)+/-ss        0.59     08/01/2026        2,500,000
                                                                                                                         64,432,943
                                                                                                                     ---------------
WEST VIRGINIA: 0.43%
     4,500,000  KANAWHA COUNTY WV IDR KROGER COMPANY SERIES 2004-A
                (IDR, US BANK NA LOC)+/-ss                                                     0.38     02/01/2012        4,500,000
     6,850,000  KANAWHA COUNTY WV IDR KROGER COMPANY SERIES 2004-B
                (IDR, US BANK NA LOC)+/-ss                                                     0.38     04/01/2013        6,850,000
     3,100,000  MARMET WV COMMERCIAL DEVELOPMENT KROGER COMPANY SERIES 2004
                (INDUSTRIAL REVENUE, US BANK NA LOC)+/-ss                                      0.38     11/01/2012        3,100,000
     1,340,000  WEST VIRGINIA EDA IDR COASTAL LUMBER PRODUCTS PROJECT SERIES A (IDR,
                BRANCH BANKING & TRUST LOC )+++/-ss                                            0.44     09/01/2015        1,340,000
       800,000  WEST VIRGINIA EDA IDR COASTAL LUMBER PRODUCTS PROJECT SERIES B (IDR,
                BRANCH BANKING & TRUST LOC )+++/-ss                                            0.44     09/01/2015          800,000
                                                                                                                         16,590,000
                                                                                                                     --------------
WISCONSIN: 1.67%
    26,000,000  APPLETON WI RECOVERY ZONE FACILITIES FOREMOST FARMS USA
                (IDR, COBANK ACB LOC)+/-ss                                                     0.28     05/01/2037       26,000,000
     3,805,000  BELGIUM WI IDRB TRIMEN INDUSTRIES INCORPORATED PROJECT SERIES 2006
                (OTHER REVENUE, US BANK NA LOC)+/-ss                                           0.42     02/01/2026        3,805,000
     1,130,000  HULL WI IDR WELCOME DAIRY INCORPORATED PROJECT SERIES 2010-A
                (IDR, ASSOCIATED BANK NA LOC)+/-ss                                             0.36     01/01/2027        1,130,000
     3,435,000  HULL WI IDR WELCOME DAIRY INCORPORATED PROJECT SERIES 2010-B
                (IDR, ASSOCIATED BANK NA LOC)+/-ss                                             0.32     01/01/2027        3,435,000
     2,225,000  NEWTON WI IDR STECKER MACHINE COMPANY INCORPORATED PROJECT SERIES 2001
                (IDR, FHLB LOC)+/-ss                                                           0.38     09/01/2021        2,225,000
     1,725,000  SHEBOYGAN WI IDR ALAARK MANUFACTURING CORPORATION PROJECT SERIES 2000
                (IDR, US BANK NA LOC)+/-ss                                                     0.38     12/01/2021        1,725,000
     1,340,000  SHEBOYGAN WI IDR VORTEX LIQUID COLOR PROJECT (IDR, ASSOCIATED BANK NA
                LOC)+/-ss                                                                      0.34     11/01/2020        1,340,000
     2,330,000  TWO RIVERS WI RIVERSIDE FOODS INCORPORATED PROJECT (IDR, FHLB LOC)+++/-ss      0.35     12/01/2022        2,330,000
     2,325,000  WISCONSIN HEFA ST. CAMILLUS HEALTH CENTER PROJECT SERIES 2005
                (HCFR, US BANK NA LOC)+/-ss                                                    0.28     02/01/2035        2,325,000
     6,645,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES 2879
                (HOUSING REVENUE, GO OF AUTHORITY)+++/-ss                                      0.41     03/01/2015        6,645,000
     3,420,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY ZERO ZONE INCORPORATED
                PROJECT SERIES 1999 (INDUSTRIAL REVENUE, US BANK NA LOC)+/-ss                  0.45     08/01/2019        3,420,000
    10,335,001  WISCONSIN PUBLIC POWER PUTTER SERIES 1232 (ELECTRIC POWER & LIGHT
                REVENUES, AMBAC INSURED)+++/-ss                                                0.36     07/01/2013       10,335,001
                                                                                                                         64,715,001
                                                                                                                     --------------
WYOMING: 0.04%
     1,400,000  CHEYENNE WY GROBET FILE COMPANY OF AMERICA INCORPORATED PROJECT
                (IDR, NATIONAL CITY BANK LOC)+/-ss                                             0.38     08/01/2017        1,400,000
                                                                                                                     --------------
TOTAL MUNICIPAL BONDS & NOTES (COST $3,878,730,561)                                                                   3,890,157,904
                                                                                                                     --------------

              30 Wells Fargo Advantage Municipal Money Market Fund


                             Portfolio of Investments--July 31, 2010 (Unaudited)

MUNICIPAL MONEY MARKET FUND

                                                                                             INTEREST    MATURITY
   PRINCIPAL    SECURITY NAME                                                                  RATE        DATE           VALUE
--------------  -------------                                                                --------  ------------  --------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $3,890,157,904)*                                                           100.12%                          $3,890,157,904
OTHER ASSETS AND LIABILITIES, NET                                                    (0.12)                              (4,726,023)
                                                                                    ------                           --------------
TOTAL NET ASSETS                                                                    100.00%                          $3,885,431,881
                                                                                    ------                           --------------

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

(oo) Credit enhancement is provided by a non-controlled affiliate.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

              Wells Fargo Advantage Municipal Money Market Fund 31


Statement of Assets and Liabilities--July 31, 2010 (Unaudited)

ASSETS
   Investments in unaffiliated securities, at amortized cost ...   $ 3,890,157,904
   Cash ........................................................           140,122
   Receivable for securities sold ..............................        13,725,915
   Receivable for Fund shares sold .............................           300,476
   Interest receivable .........................................         4,134,005
   Receivable from advisor .....................................           982,185
   Prepaid expenses and other assets ...........................           206,565
                                                                   ---------------
Total assets ...................................................     3,909,647,172
                                                                   ---------------
LIABILITIES
   Dividends payable ...........................................             4,491
   Payable for securities purchased ............................        21,633,614
   Payable for Fund shares redeemed ............................           548,451
   Distribution fees payable ...................................         1,180,781
   Due to other related parties ................................           599,567
   Accrued expenses and other liabilities ......................           248,387
                                                                   ---------------
Total liabilities ..............................................        24,215,291
                                                                   ---------------
NET ASSETS .....................................................   $ 3,885,431,881
                                                                   ===============
NET ASSETS CONSIST OF
   Paid-in capital .............................................   $ 3,885,533,810
   Overdistributed net investment income .......................          (192,944)
   Accumulated net realized gain on investments ................            91,015
                                                                   ---------------
TOTAL NET ASSETS ...............................................   $ 3,885,431,881
                                                                   ===============
COMPUTATION OF NET ASSET VALUE PER SHARE(1)
   Net assets - Class A ........................................   $   125,254,962
   Shares outstanding - Class A ................................       125,324,669
   Net asset value per share - Class A .........................   $          1.00
   Net assets - Institutional Class ............................   $   130,953,710
   Shares outstanding - Institutional Class ....................       130,952,099
   Net asset value per share - Institutional Class .............   $          1.00
   Net assets - Investor Class .................................   $   220,811,768
   Shares outstanding - Investor Class .........................       220,808,924
   Net asset value per share - Investor Class ..................   $          1.00
   Net assets - Service Class ..................................   $   127,799,769
   Shares outstanding - Service Class ..........................       127,717,142
   Net asset value per share - Service Class ...................   $          1.00
   Net assets - Sweep Class ....................................   $ 3,280,611,672
   Shares outstanding - Sweep Class ............................     3,280,798,604
   Net asset value per share - Sweep Class .....................   $          1.00

----------
(1.) The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

              32 Wells Fargo Advantage Municipal Money Market Fund


  Statement of Operations--For the Six Months Ended July 31, 2010(1) (Unaudited)

INVESTMENT INCOME
   Interest .............................................   $  6,890,773
                                                            ------------
EXPENSES
   Advisory fee .........................................      7,244,994
   Administration fees
      Fund level ........................................      1,095,264
      Class A ...........................................         15,700
      Institutional Class(2) ............................          6,172
      Investor Class(2) .................................         34,792
      Service Class .....................................          8,344
      Sweep Class .......................................        421,684
   Custody fees .........................................        460,367
   Shareholder servicing fees
      Class A ...........................................        196,935
      Investor Class(2) .................................         32,215
      Service Class .....................................         17,501
      Sweep Class .......................................      9,576,559
   Accounting fees ......................................          8,502
   Distribution fees
      Sweep Class .......................................        639,411
   Professional fees ....................................         59,059
   Registration fees ....................................         40,638
   Shareholder reports expense ..........................         59,799
   Trustees' fees .......................................         67,096
   Transfer agent fees ..................................        642,298
   Other fees and expenses ..............................         63,977
                                                            ------------
Total expenses ..........................................     20,691,307
LESS
   Waived fees and/or reimbursed expenses ...............    (13,839,592)
                                                            ------------
   Net expenses .........................................      6,851,715
                                                            ------------
   Net investment income ................................         39,058
Net realized gains from unaffiliated securities .........         93,246
                                                            ------------
Net increase in net assets resulting from operations ....   $    132,304
                                                            ------------

----------
(1.) Effective at the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Municipal Money Market Fund. Evergreen Municipal Money Market Fund was the accounting and performance survivor in this transaction. The information for the periods prior to July 12, 2010 is that of Evergreen Municipal Money Market Fund.

(2.) Class commenced operations on July 12, 2010.

The accompanying notes are an integral part of these financial statements.

              Wells Fargo Advantage Municipal Money Market Fund 33


Statements of Changes in Net Assets

                                                         For the Six Months
                                                       Ended July 31, 2010(1)                For the Year Ended
                                                             (Unaudited)                     January 31, 2010(1)
                                                  --------------------------------   ----------------------------------
OPERATIONS
      Net investment income ...................                    $        39,058                     $      1,782,234
      Net realized gain (loss) on
         investments ..........................                             93,246                               87,539
                                                                   ---------------                     ----------------
   Net increase in net assets resulting from
      operations ..............................                            132,304                            1,869,773
                                                                   ---------------                     ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A .................................                             (7,798)                            (232,959)
      Institutional Class(2) ..................                            (16,701)                                  NA
      Service Class ...........................                            (11,435)                            (527,274)
      Sweep Class .............................                           (209,115)                          (1,215,598)
                                                                   ---------------                     ----------------
Total distributions to shareholders ...........                           (245,049)                          (1,975,831)
                                                                   ---------------                     ----------------

                                                      SHARES                              SHARES
                                                  --------------                     ---------------
CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold
      Class A .................................       10,689,470        10,689,470     1,020,849,399      1,020,849,399
      Institutional Class(2) ..................      403,362,916       403,362,916                NA                 NA
      Investor Class(2) .......................       63,979,382        63,979,382                NA                 NA
      Service Class ...........................        7,121,937         7,121,937       156,008,755        156,008,755
      Sweep Class .............................      397,252,926       397,252,926    16,926,853,953     16,926,853,953
                                                  --------------   ---------------   ---------------   ----------------
                                                                       882,406,631                       18,103,712,107
                                                  --------------   ---------------   ---------------   ----------------
   Net asset value of shares issued in
      reinvestment of  distributions
      Class A .................................            1,702             1,703           224,172            224,172
      Institutional Class(2) ..................          100,543           100,543                NA                 NA
      Service Class ...........................            9,291             9,291           272,776            272,776
      Sweep Class .............................           18,810            18,810         1,215,596          1,215,596
                                                  --------------   ---------------   ---------------   ----------------
                                                                           130,347                            1,712,544
                                                  --------------   ---------------   ---------------   ----------------
   Payment for shares redeemed
      Class A .................................      (34,628,149)      (34,628,149)   (1,201,483,323)    (1,201,483,323)
      Institutional Class(2) ..................     (392,103,337)     (392,103,337)               NA                 NA
      Investor Class(2) .......................      (69,327,787)      (69,327,787)               NA                 NA
      Service Class ...........................      (33,914,479)      (33,914,479)     (267,526,391)      (267,526,391)
      Sweep Class .............................     (643,594,932)     (643,594,932)  (15,886,626,897)   (15,886,626,897)
                                                  --------------   ---------------   ---------------   ----------------
                                                                    (1,173,568,684)                     (17,355,636,611)
                                                  --------------   ---------------   ---------------   ----------------
   Net asset value of shares issued in
      acquisition
      Class A .................................                            100,000                 0                  0
      Institutional Class(2) ..................                        119,591,977                NA                 NA
      Investor Class(2) .......................                        226,148,038                NA                 NA
      Service Class ...........................                            100,000                NA                 NA
      Sweep Class .............................                            100,000                NA                 NA
                                                                   ---------------   ---------------   ----------------
                                                                       346,040,015                                    0
                                                                   ---------------   ---------------   ----------------
   Net increase in net assets resulting from
      capital share transactions ..............                         55,008,309                          749,788,040
                                                                   ---------------   ---------------   ----------------
  TOTAL INCREASE IN NET ASSETS ................                         54,895,564                          749,681,982
  NET ASSETS
  Beginning of period .........................                      3,830,536,317                        3,080,854,335
                                                                   ---------------   ---------------   ----------------
  END OF PERIOD ...............................                    $ 3,885,431,881                     $  3,830,536,317
                                                                   ---------------   ---------------   ----------------
  Ending balance of
      undistributed/overdistributed net
      investment income .......................                    $      (192,944)                    $         13,047
                                                                   ---------------   ---------------   ----------------

----------
(1.) Effective at the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Municipal Money Market Fund. Evergreen Municipal Money Market Fund was the accounting and performance survivor in this transaction. The information for the periods prior to July 12, 2010 is that of Evergreen Municipal Money Market Fund.

(2.) Class commenced operations on July 12, 2010.

The accompanying notes are an integral part of these financial statements.

34  Wells Fargo Advantage Municipal Money Market Fund


                                                            Financial Highlights

                                                       Beginning                Distributions
                                                       Net Asset      Net         from Net
                                                       Value Per   Investment    Investment
Wells Fargo Advantage Municipal Money Market Fund(1)     Share       Income        Income
----------------------------------------------------   ---------   ----------   -------------
Class A(4)
February 1, 2010 to July 31, 2010 (Unaudited)            $1.00        0.00(2)       (0.00)(2)
February 1, 2009 to January 31, 2010                     $1.00        0.00(2)       (0.00)(2)
February 1, 2008 to January 31, 2009                     $1.00        0.02          (0.02)
February 1, 2007 to January 31, 2008                     $1.00        0.03          (0.03)
February 1, 2006 to January 31, 2007                     $1.00        0.03          (0.03)
February 1, 2005 to January 31, 2006                     $1.00        0.02          (0.02)
Institutional Class
July 12, 2010 to July 31, 2010 (Unaudited)(3)            $1.00        0.00(2)       (0.00)(2)
Investor Class
July 12, 2010 to July 31, 2010 (Unaudited)(3)            $1.00        0.00(2)       (0.00)(2)
Service Class(5)
February 1, 2010 to July 31, 2010 (Unaudited)            $1.00        0.00(2)       (0.00)(2)
February 1, 2009 to January 31, 2010                     $1.00        0.00(2)       (0.00)(2)
February 1, 2008 to January 31, 2009                     $1.00        0.02          (0.02)
February 1, 2007 to January 31, 2008                     $1.00        0.03          (0.03)
February 1, 2006 to January 31, 2007                     $1.00        0.03          (0.03)
February 1, 2005 to January 31, 2006                     $1.00        0.02          (0.02)
Sweep Class(6)
February 1, 2010 to July 31, 2010 (Unaudited)            $1.00        0.00(2)       (0.00)(2)
February 1, 2009 to January 31, 2010                     $1.00        0.00(2)       (0.00)(2)
February 1, 2008 to January 31, 2009                     $1.00        0.01          (0.01)
February 1, 2007 to January 31, 2008                     $1.00        0.03          (0.03)
February 1, 2006 to January 31, 2007                     $1.00        0.02          (0.02)
February 1, 2005 to January 31, 2006                     $1.00        0.02          (0.02)

----------
(1.) Effective at the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Municipal Money Market Fund, which became the accounting and performance survivor in the transaction.

(2.) Amount represents less than $0.005.

(3.) Evergreen Municipal Money Market Fund, the accounting and performance survivor in the reorganization, did not have Institutional Class and Investor Class shares. As a result, accounting and performance information for Institutional Class and Investor Class commenced operation on July 12, 2010.

(4.) The financial highlights for the period prior to July 12, 2010 are those of Class A and Evergreen Municipal Money Market Fund.

(5.) The financial highlights for the period prior to July 12, 2010 are those of Class I of Evergreen Municipal Money Market Fund.

(6.) The financial highlights for the period prior to July 12, 2010 are those of Class S of Evergreen Municipal Money Market Fund.

The accompanying notes are an integral part of these financial statements.

              Wells Fargo Advantage Municipal Money Market Fund 35


Financial Highlights

                      Ratio to Average
  Ending           Net Assets (Annualized)
Net Asset   ------------------------------------               Net Assets at
Value Per   Net Investment    Gross        Net      Total      End of Period
  Share         Income       Expenses   Expenses   Return(1)     (millions)
---------   --------------   --------   --------   ---------   -------------

  $1.00          0.00%         0.84%      0.37%       0.01%        $  125
  $1.00          0.09%         0.86%      0.61%       0.08%        $  149
  $1.00          1.58%         0.84%      0.81%       1.63%        $  330
  $1.00          2.92%         0.85%      0.82%       2.97%        $  392
  $1.00          2.75%         0.86%      0.83%       2.80%        $  401
  $1.00          1.78%         0.86%      0.82%       1.87%        $  482

  $1.00          0.22%         0.43%      0.20%       0.01%        $  131

  $1.00          0.00%         0.87%      0.42%       0.00%        $  221

  $1.00          0.01%         0.56%      0.36%       0.01%        $  128
  $1.00          0.23%         0.56%      0.46%       0.20%        $  154
  $1.00          1.88%         0.54%      0.51%       1.94%        $  266
  $1.00          3.22%         0.55%      0.52%       3.28%        $  364
  $1.00          3.06%         0.56%      0.53%       3.11%        $  375
  $1.00          2.12%         0.56%      0.52%       2.18%        $  422

  $1.00          0.00%         1.14%      0.37%       0.01%        $3,281
  $1.00          0.03%         1.15%      0.63%       0.03%        $3,527
  $1.00          1.29%         1.15%      1.11%       1.34%        $2,486
  $1.00          2.50%         1.15%      1.12%       2.67%        $1,732
  $1.00          2.46%         1.16%      1.13%       2.50%        $  337
  $1.00          1.54%         1.16%      1.12%       1.57%        $  315

              36 Wells Fargo Advantage Municipal Money Market Fund


                                       Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Wells Fargo Advantage Municipal Money Market Fund (the "Fund") is a diversified series of the Trust.

Effective at the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Municipal Money Market Fund. Evergreen Municipal Money Market Fund became the accounting and performance survivor in the transaction. As a result, the accounting and performance history of Evergreen Municipal Money Market Fund has been carried forward in the financial statements contained herein.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

SECURITIES VALUATION

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

FEDERAL AND OTHER TAXES

The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund's income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

              Wells Fargo Advantage Municipal Money Market Fund 37


Notes to Financial Statements (Unaudited)

CLASS ALLOCATIONS

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund's investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

-    Level 1 - quoted prices in active markets for identical securities

- Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

At July 31, 2010, the Fund's investments in securities carried at fair value were designated at Level 2 inputs. Further details on the major security types can be found in the Portfolio of Investments.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is paid an annual advisory fee starting at 0.30% and declining to 0.20% as the average daily net assets of the Fund increase.

Prior to on July 12, 2010, the predecessor fund, Evergreen Municipal Money Market Fund paid its investment advisor, Evergreen Investment Management Company, LLC ("EIMC"), a subsidiary of Wells Fargo & Company, an annual fee which started at 0.44% and declined to 0.39% as average daily net assets increased. For the six months ended July 31, 2010, the advisory fee was equivalent to an annual rate of 0.39% of the Fund's average daily net assets.

Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser.

Wells Capital Management Incorporated, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is the sub-adviser to the Fund.

              38 Wells Fargo Advantage Municipal Money Market Fund


                                       Notes to Financial Statements (Unaudited)

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from each Fund the following annual fees:

                                         Administration Fees
                        Average Daily       (% of Average
                         Net Assets       Daily Net Assets)
                      ----------------   -------------------
Fund level            First $5 billion           0.05%
                       Next $5 billion           0.04
                      Over $10 billion           0.03
Class A               All asset levels           0.22
Institutional Class   All asset levels           0.08
Investor Class        All asset levels           0.25
Service Class         All asset levels           0.12
Sweep Class           All asset levels           0.22

Prior to July 12, 2010, the predecessor fund paid EIMC a fund level administrator fee at an annual rate determined by applying percentage rates to the combined average daily net assets of the Evergreen money market funds which started at 0.06% and declined to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds increased.

Funds Management and EIMC contractually and voluntarily waived and/or reimbursed advisory and administration fees during the six months ended July 31, 2010 to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management and/or EIMC were made first from fund level expenses on a proportionate basis and then from class specific expenses.

Prior to July 12, 2010, the predecessor fund paid Evergreen Service Company, LLC, an affiliate of EIMC and a subsidiary of Wells Fargo & Company, a transfer and dividend disbursing agent fee.

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan for the Sweep Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of Fund, at an annual rate of 0.35% of the average daily net assets of Sweep Class.

SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each class, except Institutional Class, is charged a fee at an annual rate of 0.25% of its average daily net assets. Prior to July 12, 2010, Class A shares of the predecessor fund was charged at fee at an annual rate of 0.30% of its average daily net assets. Service Class was not charged a fee prior to July 12, 2010. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo & Company.

5. ACQUISITION

Effective at the close of business on July 09, 2010, the Fund, which is the legal survivor, acquired the net assets of Evergreen Municipal Money Market Fund, the accounting and performance survivor. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of all of the shares of Evergreen Municipal Money Market Fund. Shareholders holding Class A, Class S and Class I shares of Evergreen Municipal Money Market Fund received Class A, Sweep Class and Service Class,

              Wells Fargo Advantage Municipal Money Market Fund 39


Notes to Financial Statements (Unaudited)

respectively, of the Fund in the reorganization. The exchange ratio and number of shares issued to the Evergreen Municipal Money Market Fund were as follows:

                                         Value of Net   Exchange     Number of
                                        Assets Acquird    Ratio    Shares Issued
                                        --------------  --------   -------------
EVERGREEN MUNICIPAL MONEY MARKET FUND   $3,669,614,294    1.00       133,242,290 Class A
                                                          1.00     3,408,031,308 Sweep Class
                                                          1.00       128,556,109 Service Class

The investment portfolio of the Fund with a fair value of $345,316,204 and amortized cost of $345,316,204 at July 9, 2010 were the principal assets acquired by the accounting and performance survivor. The shares and net assets of the Fund immediately prior to the acquisition were 346,040,015 shares and $346,037,780. The aggregate net assets of Evergreen Municipal Money Market Fund immediately prior to the acquisition was $3,669,614,294. The aggregate net assets of the Fund immediately after the acquisition were $4,015,652,074. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Fund was carried forward to align ongoing reporting the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed February 1, 2010, the beginning of the annual reporting period for the Fund, the Fund's pro forma results of operations for the six months ended July 31, 2010 would have been:

NET INVESTMENT INCOME                                  $ 25,775
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS       $ 91,060
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS   $116,835

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Fund that have been included in the Statement of Operations since July 19, 2010.

6. INDEMNIFICATION

Under the Trust's organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

              40 Wells Fargo Advantage Municipal Money Market Fund


                                                   Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or by visiting the SEC Web site at WWW.SEC.GOV.

SPECIAL MEETING OF SHAREHOLDERS

On June 29, 2010, a Special Meeting of Shareholders for the Evergreen Municipal Money Market Fund was held to consider the following proposal. The results of the proposal are indicated below.

PROPOSAL 1 -- To approve the proposed reorganization of the Evergreen Municipal Money Market Fund into Wells Fargo Advantage Municipal Money Market Fund, a series of Wells Fargo Funds Trust, a Delaware statutory trust:

Net assets voted "For"       $1,671,514,257
Net assets voted "Against"   $   75,723,678
Net assets voted "Abstain"   $  168,690,722

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund's Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, seven-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust") and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information(1) of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for each of the 132 funds comprising the Trust, Wells Fargo variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"), except that the person occupying the office of Treasurer varies for specified Funds. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INDEPENDENT TRUSTEES

                       Position Held and
Name and Age         Length of Service(2)   Principal Occupations During Past Five Years                       Other Directorships
------------         --------------------   ----------------------------------------------------------------   -------------------
Peter G. Gordon      Trustee, since 1998;   Co-Founder, Chairman, President and CEO of Crystal Geyser.         None
67                   Chairman, since 2005   Water Company.
                     (Lead Trustee since
                     2001)

Isaiah Harris, Jr.   Advisory Board         Retired. Prior thereto, President and CEO of BellSouth             CIGNA Corporation;
57                   Trustee, since 2008    Advertising and Publishing Corp from 2005 to 2007, President and   Deluxe Corporation
                                            CEO of BellSouth Enterprises from 2004 to 2005 and President of
                                            BellSouth Consumer Services from 2000 to 2003. Currently a member of the Iowa State University Foundation Board of
                                            Governors and a member of the Advisory Board of Iowa State
                                            University School of Business.

              Wells Fargo Advantage Municipal Money Market Fund 41


Other Information (Unaudited)

                       Position Held and
Name and Age         Length of Service(2)   Principal Occupations During Past Five Years                       Other Directorships
------------         --------------------   ----------------------------------------------------------------   -------------------
Dr, Leroy Keith,     Trustee, since 2010    Chairman, Bloc Global Services (development and construction),     Trustee, Phoenix
Jr.(3)                                      Trustee, Phoenix Fund, Complex and Director, Diversapack Co.       Fund Complex
71                                          (packaging company). Trustee of the Evergreen Funds from 1983 to   consisting of
                                            2010. Former Managing Director, Almanac Capital Management         46 portfolios as of
                                            (commodities firm), former Partner, Stonington Partners, Inc.      12/31/09)
                                            (private equity fund), former Director, Obagi Medical Products
                                            Co. and former Director, Lincoln Educational Services.

Judith M. Johnson    Trustee, since 2008    Retired. Prior thereto, Chief Executive Officer and Chief          None
61                                          Investment Officer of Minneapolis Employees Retirement Fund from
                                            1996 to 2008. Ms. Johnson is a certified public accountant and a certified managerial accountant.

David F. Larcker     Advisory Board         James Irvin Miller Professor of Accounting at the Graduate         None
59                   Trustee, since 2008    School of Business, Stanford University, Director of Corporate
                                            Governance Research Program and Co-Director of The Rock Center
                                            for Corporate Governance since 2006. From 2005 to 2008,
                                            Professor of Accounting at the Graduate School of Business,
                                            Stanford University. Prior thereto, Ernst & Young Professor of
                                            Accounting at The Wharton School, University of Pennsylvania
                                            from 1985 to 2005.

Olivia S. Mitchell   Trustee, since 2006    Professor of Insurance and Risk Management, Wharton School,        None
57                                          University of Pennsylvania. Director of the Boettner Center on
                                            Pensions and Retirement Research. Research associate and board member, Penn Aging Research Center. Research associate, National
                                            Bureau of Economic Research.

Timothy J. Penny     Trustee, since 1996    President and CEO of Southern Minnesota Initiative Foundation, a   None
58                                          non-profit organization, since 2007 and Senior Fellow at the
                                            Humphrey Institute Policy Forum at the University of Minnesota
                                            since 1995. Member of the Board of Trustees of NorthStar
                                            Education Finance, Inc., a non-profit organization, since 2007.


Michael S.
Scofield(3)          Trustee, since 2010    Trustee of the Evergreen Funds from 1984 to 2010. Retired          None
67                                          Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).

Donald C. Willeke    Trustee, since 1996    Principal of the law firm of Willeke & Daniels. General Counsel    None
70                                          of the Minneapolis Employees Retirement Fund from 1984 to
                                            present.

OFFICERS

                       Position Held and
Name and Age         Length of Service(2)   Principal Occupations During Past Five Years                       Other Directorships
------------         --------------------   ----------------------------------------------------------------   -------------------
Karla M. Rabusch     President, since       Executive Vice President of Wells Fargo Bank, N.A. and President   None
51                   2003                   of Wells Fargo Funds Management, LLC since 2003. Senior Vice
                                            President and Chief Administrative Officer of Wells Fargo Funds
                                            Management, LLC from 2001 to 2003.

C. David Messman     Secretary, since       Senior Vice President and Secretary of Wells Fargo Funds           None
50                   2000; Chief Legal      Management, LLC since 2001. Vice President and Managing Senior
                     Counsel, since 2003    Counsel of Wells Fargo Bank, N.A. since 1996.

Kasey Phillips(4)    Treasurer, since       Senior Vice President of Wells Fargo Funds Management, LLC since   None
39                   2009                   2009. Senior Vice President of Evergreen Investment Management
                                            Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010.Vice President and Assistant Vice President of
                                            Evergreen Investment Services, Inc. from 1999 to 2006.

              42 Wells Fargo Advantage Municipal Money Market Fund


                                                   Other Information (Unaudited)

                       Position Held and
Name and Age         Length of Service(2)   Principal Occupations During Past Five Years                       Other Directorships
------------         --------------------   ----------------------------------------------------------------   -------------------
David Berardi(5)     Assistant Treasurer,   Vice President of Wells Fargo Funds Management, LLC since 2009.    None
35                   since 2009             Vice President of Evergreen Investment Management Company,
                                            LLC from 2008 to 2010. Assistant Vice President of Evergreen
                                            Investment Services, Inc. from 2004 to 2008. Manager of Fund
                                            Reporting and Control for Evergreen Investment Management
                                            Company, LLC from 2004 to 2010.


Jeremy DePalma(5)    Assistant Treasurer,   Senior Vice President of Wells Fargo Funds Management, LLC since   None
36                   since 2007             2009. Senior Vice President of Evergreen Investment Management
                                            Company, LLC from 2008 to 2010. Vice President, Evergreen
                                            Investment Services, Inc. from 2004 to 2007. Assistant Vice
                                            President, Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund
                                            Administration form 2005 to 2010.

Debra Ann Early      Chief Compliance       Chief Compliance Officer of Wells Fargo Funds Management, LLC      None
46                   Officer, since 2007    since 2007. Chief Compliance Officer of Parnassus Investments
                                            from 2005 to 2007. Chief Financial Officer of Parnassus
                                            Investments from 2004 to 2007 and Senior Audit Manager of
                                            PricewaterhouseCoopers LLP from 1998 to 2004.

----------
(1.) The Statement of Additional Information includes additional information about the Fund's Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Fund's Web site at www.wellsfargo.com/advantagefunds.

(2.) Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

(3.) Effective July 9, 2010.

(4.) Effective November 1, 2009.

(5.) Treasurer during the period from June 1, 2009 to October 31, 2009.
     Assistant Treasurer effective November 1, 2009.

              Wells Fargo Advantage Municipal Money Market Fund 43


Other Information (Unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

MUNICIPAL MONEY MARKET FUND

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Wells Fargo Funds Trust (the "Trust"), all of the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will meet in person to review and consider the continuation of any investment advisory and sub-advisory agreements. In this regard, the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the Municipal Money Market Fund (the "Fund") and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the "Advisory Agreements."

More specifically, at a meeting held on March 25-26, 2010 (the "Meeting"), the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel. The Board received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Fund by Funds Management and its affiliates.

In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over the course of interacting with Funds Management and Wells Capital Management about various topics, including Funds Management's oversight of service providers. Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by Funds Management and Wells Capital Management.

FUND PERFORMANCE AND EXPENSES

The Board considered the performance results for the Fund over various time periods ended December 31, 2009. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the "Universe") that was determined by Lipper Inc. ("Lipper") to be similar to the Fund, and in comparison to the Fund's benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe.

The Board noted that the performance of the Fund was higher than the median performance of the Fund's Universe for the periods under review.

The Board received and considered information regarding the Fund's contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median

              44 Wells Fargo Advantage Municipal Money Market Fund


                                                   Other Information (Unaudited)

ratios of an expense Universe and a narrower expense group of mutual funds (each, an "Expense Group") that was determined by Lipper to be similar to the Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in the Fund's Expense Group. The Board noted that the net operating expense ratio of the Fund was in range of the Fund's Expense Group's median net operating expense ratio. The Board also noted that Funds Management has agreed to voluntary yield floor waivers for the Fund, which were not taken into account in the Expense Group comparisons, and to continue contractual fee cap arrangements and agreed to additional contractual fee reductions with respect to the Fund.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements for the Fund.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the "Advisory Agreement Rate"), both on a stand-alone basis and on a combined basis with the Fund's administration fee rate. The Board took into account the separate administrative and other services covered by the administration fee rate. The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to Wells Capital Management for investment sub-advisory services (the "Sub-Advisory Agreement Rate"). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rate and considered the Advisory Agreement Rate after taking the waivers/caps into account (the "Net Advisory Rate").

The Board received and considered information comparing the Advisory Agreement Rate and Net Advisory Rate with those of other funds in the Fund's Expense Group median. The Board noted that the Advisory Agreement Rate for the Fund was higher than the median rate of the Fund's Expense Group, except for the Service and Sweep Classes. The Board also noted that the Net Advisory Rate for the Fund was lower than or in range of the median rate of the Fund's Expense Group, except for the Class A shares. The Board further noted that Funds Management has agreed to voluntary yield floor waivers for the Fund and to continue contractual fee cap arrangements for the Fund and agreed to additional contractual fee reductions with respect to the Fund. The Board concluded that the Advisory Agreement Rate for the Fund, both with and without the administration fee rate and before and after waivers and taking into account changes in the Advisory Agreement Rate, was acceptable in light of the Fund's Expense Group information, the net expense ratio commitments and the services covered by the Advisory Agreement.

The Board also reviewed and considered the Sub-Advisory Agreement Rate and concluded that the Sub-Advisory Agreement Rate was acceptable in light of the services covered by the Sub-Advisory Agreement.

PROFITABILITY

The Board received and considered a profitability analysis of Funds Management based on the Advisory Agreement Rate and Net Advisory Rate, as well as an analysis of the profitability to other Wells Fargo businesses that provide services to the Fund. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Fund were not unreasonable.

The Board did not consider separate profitability information with respect to Wells Capital Management, because, as an affiliate of Funds Management, its profitability information was subsumed in the profitability analysis provided by Funds Management.

ECONOMIES OF SCALE

The Board received and considered general information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Fund. The Board also considered information provided by Funds Management in separate presentations on advisory fee breakpoints and economies of scale made at the Meeting. The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and

              Wells Fargo Advantage Municipal Money Market Fund 45


Other Information (Unaudited)

services, not just with respect to a single fund. The Board concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders, most particularly through Advisory Agreement Rate breakpoints and fee waiver and expense reimbursement arrangements applicable to the Fund.

INFORMATION ABOUT SERVICES AND FEES OFFERED TO OTHER CLIENTS

The Board also received and considered information about the nature and extent of services and fee rates offered by Funds Management to similarly situated series of the Trust, and those offered by Wells Capital Management to other clients. The Board concluded that the Advisory Agreement Rate, the Sub-Advisory Agreement Rate and the Net Advisory Rate were within an acceptable range of the fee rates offered to similarly situated series of the Trust by Funds Management and to other clients by Wells Capital Management, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND WELLS CAPITAL MANAGEMENT

The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Fund and benefits potentially derived from an increase in Funds Management's and Wells Capital Management's business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Board has reviewed information about the policies of Wells Capital Management in seeking the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker and the controls applicable to brokerage allocation procedures. The Board has reviewed information about Funds Management's and Wells Capital Management's methods for allocating portfolio investment opportunities among the Fund and other clients.

OTHER FACTORS AND BROADER REVIEW

The Board also considered the markets for distribution of the Fund's shares, including the multiple channels through which the Fund's shares are offered and sold. The Board noted that the Fund is part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under
Section 15(c) of the 1940 Act. The Board also reviews and assesses information about the quality of the services that the Fund receives throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

CONCLUSION

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

              46 Wells Fargo Advantage Municipal Money Market Fund


                                                           List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG    --  Association of Bay Area Governments
ADR     --  American Depositary Receipt
AMBAC   --  American Municipal Bond Assurance Corporation
AMT     --  Alternative Minimum Tax
ARM     --  Adjustable Rate Mortgages
BART    --  Bay Area Rapid Transit
CDA     --  Community Development Authority
CDO     --  Collateralized Debt Obligation
CDSC    --  Contingent Deferred Sales Charge
CGIC    --  Capital Guaranty Insurance Company
CGY     --  Capital Guaranty Corporation
CIFG    --  CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee
COP     --  Certificate of Participation
CP      --  Commercial Paper
CTF     --  Common Trust Fund
DW&P    --  Department of Water & Power
DWR     --  Department of Water Resources
ECFA    --  Educational & Cultural Facilities Authority
EDFA    --  Economic Development Finance Authority
ETET    --  Eagle Tax-Exempt Trust
ETF     --  Exchange-Traded Fund
FFCB    --  Federal Farm Credit Bank
FGIC    --  Financial Guaranty Insurance Corporation
FHA     --  Federal Housing Authority
FHAG    --  Federal Housing Agency
FHLB    --  Federal Home Loan Bank
FHLMC   --  Federal Home Loan Mortgage Corporation
FNMA    --  Federal National Mortgage Association
FSA     --  Farm Service Agency
GDR     --  Global Depositary Receipt
GNMA    --  Government National Mortgage Association
GO      --  General Obligation
HCFR    --  Healthcare Facilities Revenue
HEFA    --  Health & Educational Facilities Authority
HEFAR   --  Higher Education Facilities Authority Revenue
HFA     --  Housing Finance Authority
HFFA    --  Health Facilities Financing Authority
HUD     --  Housing & Urban Development
IDA     --  Industrial Development Authority
IDAG    --  Industrial Development Agency
IDR     --  Industrial Development Revenue
LIBOR   --  London Interbank Offered Rate
LLC     --  Limited Liability Company
LOC     --  Letter of Credit
LP      --  Limited Partnership
MBIA    --  Municipal Bond Insurance Association
MFHR    --  Multi-Family Housing Revenue
MFMR    --  Multi-Family Mortgage Revenue
MMD     --  Municipal Market Data
MTN     --  Medium Term Note
MUD     --  Municipal Utility District
NATL-RE --  National Public Finance Guarantee Corporation
PCFA    --  Pollution Control Finance Authority
PCR     --  Pollution Control Revenue
PFA     --  Public Finance Authority
PFFA    --  Public Facilities Financing Authority
plc     --  Public Limited Company
PSFG    --  Public School Fund Guaranty
R&D     --  Research & Development
RDA     --  Redevelopment Authority
RDFA    --  Redevelopment Finance Authority
REITS   --  Real Estate Investment Trusts
SFHR    --  Single Family Housing Revenue
SFMR    --  Single Family Mortgage Revenue
SLMA    --  Student Loan Marketing Association
SPDR    --  Standard & Poor's Depositary Receipts
STIT    --  Short-Term Investment Trust
TBA     --  To Be Announced
TRAN    --  Tax Revenue Anticipation Notes
USD     --  Unified School District
XLCA    --  XL Capital Assurance

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(WELLS FARGO ADVANTAGE FUNDS LOGO)

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

                                                               (GRAPHIC)
                                                       Printed on Recycled paper

(C) 2010 Wells Fargo Funds Management, LLC. All rights reserved.

                        www.wellsfargo.com/advantagefunds

                                                                    125324 09-10
                                                             SMMUNI/SAR132 07-10

                                              (WELLS FARGO ADVANTAGE FUNDS LOGO)

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                                    (GRAPHIC)

Semi-Annual Report
July 31, 2010

WELLS FARGO ADVANTAGE NEW JERSEY MUNICIPAL
MONEY MARKET FUND

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Contents

LETTER TO SHAREHOLDERS ....................................................    2
PERFORMANCE HIGHLIGHTS ....................................................    4
FUND EXPENSES .............................................................    6
PORTFOLIO OF INVESTMENTS ..................................................    7
FINANCIAL STATEMENTS
Statement of Assets and Liabilities .......................................   10
Statement of Operations ...................................................   11
Statements of Changes in Net Assets .......................................   12
Financial Highlights ......................................................   14
NOTES TO FINANCIAL STATEMENTS .............................................   16
OTHER INFORMATION .........................................................   20
LIST OF ABBREVIATIONS .....................................................   23

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

(GRAPHIC)
WELLS FARGO INVESTMENT HISTORY

1932 KEYSTONE CREATES ONE OF THE FIRST MUTUAL FUND FAMILIES.

1971 WELLS FARGO & COMPANY INTRODUCES ONE OF THE FIRST INSTITUTIONAL INDEX
     FUNDS.

1978 WELLS FARGO APPLIES MARKOWITZ AND SHARPE'S RESEARCH ON MODERN PORTFOLIO
     THEORY TO INTRODUCE ONE OF THE INDUSTRY'S FIRST TACTICAL ASSET ALLOCATION
     (TAA) MODELS IN INSTITUTIONAL SEPARATELY MANAGED ACCOUNTS.

1984 WELLS FARGO STAGECOACH FUNDS LAUNCHES ITS FIRST ASSET ALLOCATION FUND.

1989 THE TACTICAL ASSET ALLOCATION (TAA) MODEL IS FIRST APPLIED TO WELLS FARGO'S
     ASSET ALLOCATION MUTUAL FUNDS.

1994 WELLS FARGO INTRODUCES THE LIFEPATH FUNDS, ONE OF THE FIRST SUITES OF
     TARGET DATE FUNDS (NOW THE WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM).

1996 EVERGREEN INVESTMENTS AND KEYSTONE FUNDS MERGE.

1997 WELLS FARGO LAUNCHES WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS(SM), A
     FUND-OF-FUNDS SUITE OF PRODUCTS THAT INCLUDES THE USE OF QUANTITATIVE MODELS TO SHIFT ASSETS AMONG INVESTMENT STYLES.

1999 NORWEST ADVANTAGE FUNDS AND STAGECOACH FUNDS ARE REORGANIZED INTO WELLS
     FARGO FUNDS AFTER THE MERGER OF NORWEST AND WELLS FARGO.

2002 EVERGREEN RETAIL AND EVERGREEN INSTITUTIONAL COMPANIES FORM THE UMBRELLA
     ASSET MANAGEMENT COMPANY, EVERGREEN INVESTMENTS.

2005 THE INTEGRATION OF STRONG FUNDS WITH WELLS FARGO FUNDS CREATES WELLS FARGO
     ADVANTAGE FUNDS, RESULTING IN ONE OF THE TOP 20 MUTUAL FUND COMPANIES IN THE UNITED STATES.

2006 WELLS FARGO ADVANTAGE FUNDS RELAUNCHES THE TARGET DATE PRODUCT LINE AS
     WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS.

2010 THE MERGERS AND REORGANIZATIONS OF EVERGREEN AND WELLS FARGO ADVANTAGE
     MUTUAL FUNDS ARE COMPLETED, UNIFYING THE FAMILIES UNDER THE BRAND OF WELLS FARGO ADVANTAGE FUNDS.

WELLS FARGO ADVANTAGE FUNDS(R)

WELLS FARGO ADVANTAGE FUNDS skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

STRENGTH

Our organization is built on the standards of integrity and service established by our parent company--Wells Fargo & Company--more than 150 years ago. And, because we're part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

EXPERTISE

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn't end with our expertise in manager selection--risk management, analysis, and rigorous ongoing review seek to ensure each manager's investment process remains consistent.

PARTNERSHIP

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES BEFORE INVESTING. FOR A CURRENT PROSPECTUS FOR WELLS FARGO ADVANTAGE FUNDS CONTAINING THIS AND OTHER INFORMATION, VISIT www.wellsfargo.com/advantagefunds. READ IT CAREFULLY BEFORE INVESTING.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS(R). Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

The "Dow Jones Target Date Indexes" are a product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC ("CME"). "Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones Trademark Holdings, LLC., and have been licensed for use for certain purposes by CME and sublicensed for use by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME or Barclays Capital or any of their respective affiliates, and neither Dow Jones, CME nor Barclays Capital nor any of their respective affiliates makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, CME, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

NOT PART OF THE SEMI-ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 120 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $230 BILLION IN ASSETS UNDER MANAGEMENT, AS OF JULY 31, 2010.

EQUITY FUNDS

Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Classic Value Fund
Common Stock Fund
Core Equity Fund
Disciplined Global Equity Fund
Disciplined U.S. Core Fund
Disciplined Value Fund
Discovery Fund+
Diversified Equity Fund
Diversified International Fund
Diversified Small Cap Fund
Emerging Growth Fund
Emerging Markets Equity Fund
Endeavor Select Fund+
Enterprise Fund+
Equity Value Fund
Global Opportunities Fund
Growth Fund
Growth Opportunities Fund
Health Care Fund
Index Fund
International Equity Fund
International Value Fund
Intrinsic Small Cap Value Fund
Intrinsic Value Fund
Intrinsic World Equity Fund
Large Cap Core Fund
Large Cap Growth Fund
Large Company Value Fund
Mid Cap Growth Fund
Omega Growth Fund
Opportunity Fund+
Precious Metals Fund
Premier Large Company Growth Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Core Fund
Small/Mid Cap Value Fund
Social Sustainability Fund+
Special Mid Cap Value Fund
Special Small Cap Value Fund
Specialized Technology Fund
Strategic Large Cap Growth Fund
Traditional Small Cap Growth Fund
Utility and Telecommunications Fund

BOND FUNDS

Adjustable Rate Government Fund
California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Government Securities Fund
High Income Fund
High Yield Bond Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Tax/AMT-Free Fund
International Bond Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
North Carolina Tax-Free Fund
Pennsylvania Tax-Free Fund
Short Duration Government Bond Fund
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Strategic Municipal Bond Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS

Asset Allocation Fund
Conservative Allocation Fund
Diversified Capital Builder Fund
Diversified Income Builder Fund
Growth Balanced Fund
Index Asset Allocation Fund
Moderate Balanced Fund
WealthBuilder Conservative Allocation Portfolio+
WealthBuilder Equity Portfolio+
WealthBuilder Growth Allocation Portfolio+
WealthBuilder Growth Balanced Portfolio+
WealthBuilder Moderate Balanced Portfolio+
WealthBuilder Tactical Equity Portfolio+
Target Today Fund+
Target 2010 Fund+
Target 2015 Fund+
Target 2020 Fund+
Target 2025 Fund+
Target 2030 Fund+
Target 2035 Fund+
Target 2040 Fund+
Target 2045 Fund+
Target 2050 Fund+

MONEY MARKET FUNDS

100% Treasury Money Market Fund
California Municipal Money Market Fund
California Municipal Money Market Trust
Cash Investment Money Market Fund
Government Money Market Fund
Heritage Money Market Fund+
Minnesota Money Market Fund
Money Market Fund
Money Market Trust
Municipal Cash Management Money Market Fund
Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
New Jersey Municipal Money Market Fund
New York Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Prime Investment Money Market Fund
Treasury Plus Money Market Fund

VARIABLE TRUST FUNDS(1)

VT Core Equity Fund
VT Discovery Fund+
VT Index Asset Allocation Fund
VT International Equity Fund
VT Intrinsic Value Fund
VT Omega Growth Fund
VT Opportunity Fund+
VT Small Cap Growth Fund
VT Small Cap Value Fund
VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

(1.) The Variable Trust Funds are generally available only through insurance company variable contracts.

+ In this report, the WELLS FARGO ADVANTAGE DISCOVERY FUND(SM), WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND(SM), WELLS FARGO ADVANTAGE ENTERPRISE FUND(SM), WELLS FARGO ADVANTAGE OPPORTUNITY FUND(SM), WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUND(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUND(SM), WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND(SM), WELLS FARGO ADVANTAGE VT DISCOVERY FUND(SM), and WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND(SM) are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

NOT PART OF THE SEMI-ANNUAL REPORT.

         2 Wells Fargo Advantage New Jersey Municipal Money Market Fund


                                                          Letter to Shareholders

(PHOTO OF KARLA M. RABUSCH)
KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS

MUNICIPAL SECURITIES PERFORMED RELATIVELY WELL OVER THE RECENT SIX-MONTH PERIOD, BENEFITING FROM GROWING ECONOMIC ACTIVITY, LOW YIELDS IN U.S. TREASURIES, AND IMPROVING FISCAL CONDITIONS FOR STATE AND LOCAL GOVERNMENTS.

Dear Valued Shareholder,

We are pleased to introduce you to WELLS FARGO ADVANTAGE FUNDS. You now have access to an expanded array of mutual funds, giving you the flexibility to invest in a family of funds covering nearly every asset class and investment style. To learn more about our funds and the talented team of money managers behind them, please visit our Web site at www.wellsfargo.com/advantagefunds. You can also call one of our investment service representatives available 24 hours a day, 7 days a week at 1-800-222-8222, or speak with your investment professional.

Following is your semi-annual report for the WELLS FARGO ADVANTAGE NEW JERSEY MUNICIPAL MONEY MARKET FUND for the six-month period that ended July 31, 2010.

During this period, fixed-income markets continued to show strong signs of improvement, resulting in positive returns in nearly every sector. In general, municipal securities performed relatively well over the recent six-month period, benefiting from growing economic activity, low yields in U.S. Treasuries, and improving fiscal conditions for state and local governments. Investors continued to seek tax-exempt municipal money markets for their higher levels of relative yield compared with taxable money funds and their tax-exempt benefits.

EARLY PERIOD OPTIMISM TEMPERED BY GLOBAL CREDIT CONCERNS AND LOW SHORT-TERM
RATES.

A revival of the safe-haven bid for Treasuries was the primary influence on the fixed income markets during the six-month period ended July 31, 2010. Despite a series of initiatives by the International Monetary Fund (IMF) and the European Central Bank, markets for the debt of several European governments remained unsettled throughout the period prompting international investors to return to the relative safety of U.S. Treasuries. While the European sovereign concerns have no direct impact on U.S. money funds, the fear of contagion does impact the broad U.S. fixed income markets. Additional concerns about slower world growth added to the demand for bonds in late June, sending the yield on the 10-year Treasury below 3% for the first time since the late 2008-early 2009.

Steep yield curves were the next greatest influence on total returns. During the first seven months of 2010, however, not only did short-term interest rates not rise, but yields essentially remained unchanged, or even fell, across the Treasury and municipal curves. The result was perhaps the steepest yield curve on record, certainly steeper than at any point during 2009. Investor sentiment was further muted by signals from the Fed suggesting that short-term interest rates would remain at the current historic lows until 2011. Moreover, renewed concerns about possible bankruptcies and increased levels of default rates affecting a few municipalities increased risk premiums across the municipal marketplace.

RULE 2A-7 REFORMS, "DODD-FRANK" BILL, AND LACK OF SUPPLY CONTINUE TO DEFINE MONEY MARKET LANDSCAPE.

On January 27, 2010, the Securities and Exchange Commission approved amendments to Rule 2a-7, the section of the Investment Company Act that governs money market funds. These changes shortened the maximum weighted average maturity of money market funds, restricted the use of "second tier" and illiquid securities, required firms to periodically stress test their funds, and set standards for the percentage of a fund's assets that must be invested in highly liquid securities. While these amendments have induced the many money market managers to focus on shorter maturities--increasing demand for securities that meet the new

         Wells Fargo Advantage New Jersey Municipal Money Market Fund 3


Letter to Shareholders

requirements--we have seen a relatively smooth transition to these amendments across the marketplace as these changes were well-known by the money market fund industry. In our opinion, our funds have been well-positioned to accommodate the terms of the new regulations, especially since we have a long history of managing our funds within the guidelines now required of the entire industry.

On July 16, 2010, the Senate passed the "Restoring American Financial Stability Act of 2010", commonly referred to as the "Dodd-Frank Bill". Among the many provisions in this bill, the reform addresses special oversight of systematically significant firms, an increase in the deposit insurance ceiling, regulation of derivatives contracts, and provisions limiting and regulating bank and hedge fund activities. From the perspective of money market funds, the most closely watched provisions of the bill dealt with repurchase agreements. After several in-depth discussions between members of the Congress that would have notably altered certain mechanics of the repurchase agreement marketplace, it appears that the bill left the area essentially unchanged.

The upcoming fiscal year is likely to be one of ongoing change. The regulatory environment is evolving, and monetary policy is likely to shift sometime in the upcoming quarters. We have already seen the retirement of several federal liquidity programs; the next step would be higher interest rates. Thus, just as we were cautious over the past six months--in light of the varying credit risks--we continue to remain cautiously optimistic but with more of a focus on upholding absolute liquidity in a tightening regulatory environment and a potentially rising interest-rate environment. We are confident that our portfolio strategy, with its emphasis on liquidity, will enable our money market funds to meet these challenges successfully.

WE OFFER STEADY INVESTMENT DISCIPLINES WITH SEVERAL BROAD DIVERSIFICATION
OPTIONS.

Experience tells us that strict adherence to time-tested strategies has its rewards. As a whole, WELLS FARGO ADVANTAGE FUNDS(R) represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio.

In this environment, we believe that fundamental credit analysis and issue selection will be the key drivers of portfolio construction and relative performance. At WELLS FARGO ADVANTAGE FUNDS, we intend to continue assessing relative-value opportunities, while focusing on liquidity and quality issues throughout the short-term municipal bond markets and across our lineup of municipal money market funds.

Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also visit our Web site at www.wellsfargo.com/advantagefunds.

Sincerely,


/s/ Karla M. Rabusch
Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

JUST AS WE WERE CAUTIOUS OVER THE PAST SIX MONTHS--IN LIGHT OF THE VARYING CREDIT RISKS--WE CONTINUE TO REMAIN CAUTIOUSLY OPTIMISTIC BUT WITH MORE OF A FOCUS ON UPHOLDING ABSOLUTE LIQUIDITY IN A TIGHTENING REGULATORY ENVIRONMENT AND A POTENTIALLY RISING INTEREST-RATE ENVIRONMENT.

         4 Wells Fargo Advantage New Jersey Municipal Money Market Fund


                                                          Performance Highlights

WELLS FARGO ADVANTAGE NEW JERSEY MUNICIPAL MONEY MARKET FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE NEW JERSEY MUNICIPAL MONEY MARKET FUND (the Fund) seeks current income exempt from regular federal income tax and New Jersey individual income tax, while preserving capital and liquidity.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
David Sylvester
James Randazzo

FUND INCEPTION
October 26, 1998

PORTFOLIO ALLOCATION(1)
(AS OF JULY 31, 2010)

                                   (PIE CHART)

Municipal Bonds & Notes   100%

EFFECTIVE MATURITY DISTRIBUTION(1)
(AS OF JULY 31, 2010)

                                   (PIE CHART)

2-7 days      89%
30-59 days     2%
90-179 days    4%
180-269 days   5%

(1.) Portfolio allocation and effective maturity distribution are subject to change and are calculated based on the total investments of the Fund.

         Wells Fargo Advantage New Jersey Municipal Money Market Fund 5


Performance Highlights

        WELLS FARGO ADVANTAGE NEW JERSEY MUNICIPAL MONEY MARKET FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF JULY 31, 2010)

                        6 Month*   1 Year   5 Year   10 Year
                        --------   ------   ------   -------
Class A (ENJXX)           0.00      0.01     1.65      1.49
Service Class (EJMXX)     0.00      0.01     1.88      1.76
Sweep Class               0.00      0.01     1.42      1.23

*    Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY(3)
(AS OF JULY 31, 2010)    CLASS A   SERVICE CLASS   SWEEP CLASS
---------------------   --------   -------------   -----------
7-Day Current Yield       0.01%        0.01%          0.01%
7-Day Compound Yield      0.01%        0.01%          0.01%
30-Day Simple Yield       0.01%        0.01%          0.01%
30-Day Compound Yield     0.01%        0.01%          0.01%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUND'S WEB SITE - www.wellsfargo.com/advantagefunds.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT).

----------
(2.) Performance shown for all classes of the Fund prior to July 12, 2010 is based on the performance of the Fund's predecessor, Evergreen New Jersey Municipal Money Market Fund.

(3.) Effective July 9, 2010, the investment adviser has committed through July
     11, 2013 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been (0.30%), (0.30%), and (0.65%) for Class A, Service Class, and Sweep Class, respectively.

         6 Wells Fargo Advantage New Jersey Municipal Money Market Fund


                                                                   Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2010 to July 31, 2010.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                               Beginning         Ending        Expenses
                                             Account Value   Account Value   Paid During     Net Annual
                                               02-01-2010      07-31-2010     Period(1)    Expense Ratio
                                             -------------   -------------   -----------   -------------
CLASS A
   Actual                                      $1,000.00       $1,000.05        $1.64          0.33%
   Hypothetical (5% return before expenses)    $1,000.00       $1,023.16        $1.66          0.33%
SERVICE CLASS
   Actual                                      $1,000.00       $1,000.05        $1.69          0.34%
   Hypothetical (5% return before expenses)    $1,000.00       $1,023.11        $1.71          0.34%
SWEEP CLASS
   Actual                                      $1,000.00       $1,000.05        $1.64          0.33%
   Hypothetical (5% return before expenses)    $1,000.00       $1,023.16        $1.66          0.33%

(1.) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period divided by 365 (to reflect the one-half year period).

         Wells Fargo Advantage New Jersey Municipal Money Market Fund 7


Portfolio of Investments--July 31, 2010 (Unaudited)

                                                                                              INTEREST
 PRINCIPAL   SECURITY NAME                                                                      RATE    MATURITY DATE      VALUE
-----------  -------------------------------------------------------------------------------  --------  -------------  -------------
MUNICIPAL BONDS & NOTES: 98.98%
DELAWARE: 2.06%
$ 3,800,000  DELAWARE RIVER & BAY AUTHORITY (TRANSIT REVENUE, TD BANK NA LOC)+/-ss                0.20%    01/01/2030   $  3,800,000
    600,000  DELAWARE STATE ECONOMIC DEVELOPMENT AUTHORITY (RESOURCE RECOVERY REVENUE)+/-ss       0.30     08/01/2029        600,000
                                                                                                                           4,400,000
                                                                                                                       -------------
NEVADA: 0.66%
  1,400,000  RENO NV SALES TAX REVENUE VARIOUS REFUNDING SENIOR LIEN-RETRAC-RENO
             TRANSPORTATION RAIL ACCESS CORRIDOR PROJECT (SALES TAX REVENUE,
             BANK OF NEW YORK LOC)+/-ss                                                           0.25     06/01/2042      1,400,000
                                                                                                                       -------------
NEW JERSEY: 78.76%
  1,310,000  AUSTIN TRUST VARIOUS STATES SERIES 2008-3034X (HOUSING REVENUE, FSA
             INSURED & BANK OF AMERICA NA LOC)+/-++ss                                             0.27     11/01/2015      1,310,000
  2,190,000  AUSTIN TRUST VARIOUS STATES SERIES 2008-3303 (MISCELLANEOUS REVENUE,
             BHAC-CR NATL-RE INSURED & BANK OF AMERICA NA LOC)+/-ss                               0.27     07/01/2022      2,190,000
    690,000  BURLINGTON COUNTY NJ BRIDGE LUTHERAN HOME PROJECT SERIES A
             (COMMISSION REVENUE, COMMERCE BANK NA LOC)+/-ss                                      0.24     12/01/2025        690,000
 16,585,000  CAMDEN COUNTY NJ IMPORT AUTHORITY COOPER HEALTH SYSTEM
             (HEALTH CARE REDEVELOPMENT REVENUE, TD BANK NA LOC)+/-ss                             0.22     08/01/2032     16,585,000
    900,000  CLIPPER TAX EXEMPT SERIES 2009-32 (OTHER REVENUE, STATE STREET
             CORPORATION LOC)+/-++ss                                                              0.33     01/01/2018        900,000
  5,800,000  CLIPPER TAX EXEMPT SERIES 2009-70 (TRANSIT REVENUE, STATE STREET
             CORPORATION LOC)+/-ss                                                                0.28     01/01/2020      5,800,000
  2,110,000  DEUTSCHE BANK SPEARS LIFERS TRUST, VARIOUS STATES SERIES DB-297
             (OTHER REVENUE, NATL-RE FGIC INSURED & DEUTSCHE BANK AG LOC)+/-ss                    0.27     12/15/2031      2,110,000
  3,400,000  DEUTSCHE BANK SPEARS LIFERS TRUST, VARIOUS STATES SERIES DB-297
             (TRANSIT REVENUE, NATL-RE FGIC INSURED & DEUTSCHE BANK AG LOC)+/-ss                  0.27     06/15/2023      3,400,000
  1,200,000  DEUTSCHE BANK SPEARS LIFERS TRUST, VARIOUS STATES SERIES DB-449
             (TRANSIT REVENUE, FSA INSURED & DEUTSCHE BANK AG LOC)+/-++ss                         0.28     12/15/2034      1,200,000
  3,590,000  DEUTSCHE BANK SPEARS LIFERS TRUST, VARIOUS STATES SERIES DBE-317
             (TRANSIT REVENUE, FSA INSURED & DEUTSCHE BANK AG LOC)+/-ss                           0.27     06/15/2028      3,590,000
  3,000,000  DEUTSCHE BANK SPEARS LIFERS TRUST, VARIOUS STATES SERIES DBE-317
             (TRANSIT REVENUE, FSA INSURED & DEUTSCHE BANK AG LOC)+/-ss                           0.27     12/15/2033      3,000,000
  4,185,000  GARDEN STATE PRESERVATION TRUST NEW JERSEY OPEN SPACE & FARMLAND PUTTERS
             SERIES 2865
             (RECREATIONAL REVENUE, FSA INSURED & JPMORGAN CHASE BANK LOC)+/-++ss                 0.28     05/01/2024      4,185,000
    250,000  GLOUCESTER COUNTY NJ INDUSTRIAL POLLUTION CONTROL FINANCING AUTHORITY EXXON MOBIL
             (INDUSTRIAL REFUNDING REVENUE, MOBIL CORPORATION GUARANTEE AGREEMENT)+/-ss           0.10     01/01/2022        250,000
  4,557,800  HUDSON COUNTY NJ IMPORT AUTHORITY SERIES C-1 (MISCELLANEOUS REFUNDING REVENUE)       1.25     01/19/2011      4,569,806
  3,717,693  MILLBURN TOWNSHIP NJ BOND ANTICIPATION NOTES (PROPERTY TAX REVENUE)                  1.50     02/10/2011      3,738,520
  1,200,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY EXXON PROJECT (PCR REFUNDING)+/-ss         0.10     04/01/2022      1,200,000
 13,405,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY PUTTABLE FLOATING OPTION SERIES 3824
             (MISCELLANEOUS REVENUE, FGIC INSURED & DEXIA CREDIT LOCAL LOC)+/-ss                  0.52     03/01/2023     13,405,000
  5,350,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY VARIOUS FACILITIES CONSTRUCTION
             SUBORDINATED SERIES R-1 (MISCELLANEOUS REVENUE, BANK OF NOVA SCOTIA LOC)+/-ss        0.30     09/01/2031      5,350,000
  4,450,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY VARIOUS FACILITIES CONSTRUCTION
             SUBORDINATED SERIES R-3 (MISCELLANEOUS REVENUE, BANK OF NOVA SCOTIA LOC &
             LLOYDS TSB BANK PLC LOC)+/-ss                                                        0.24     09/01/2031      4,450,000
  2,500,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY VARIOUS NUI CORPORATION SERIES A-
             RMKT 09/04/08 (NATURAL GAS REVENUE, BANK OF AMERICA NA LOC)+/-ss                     0.26     06/01/2026      2,500,000
  1,010,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY VARIOUS PADDOCK REALTY LLC PROJECT
             (INDUSTRIAL REVENUE, WELLS FARGO BANK LOC)(q)+/-ss                                   0.42     05/01/2031      1,010,000
    995,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY VARIOUS PEDDIE SCHOOL PROJECT SERIES B
             (ECONOMIC DEVELOPMENT REFUNDING REVENUE, US BANK NA SPA)+/-ss                        0.24     02/01/2019        995,000
  1,255,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY VARIOUS PEDDIE SCHOOL PROJECT SERIES B
             (ECONOMIC DEVELOPMENT REFUNDING REVENUE, US BANK NA SPA)+/-ss                        0.24     02/01/2029      1,255,000

         8 Wells Fargo Advantage New Jersey Municipal Money Market Fund


                             Portfolio of Investments--July 31, 2010 (Unaudited)

                                                                                              INTEREST
 PRINCIPAL   SECURITY NAME                                                                      RATE    MATURITY DATE      VALUE
-----------  -------------------------------------------------------------------------------  --------  -------------  -------------
NEW JERSEY (continued)
$ 9,205,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY VARIOUS REFUNDING SENIOR
             MORTGAGE ARBOR GLEN (MISCELLANEOUS REVENUE, SOVEREIGN BANK FSB &
             BANCO SANTANDER PR LOC)+/-ss                                                         0.22%    05/15/2033  $   9,205,000
  5,000,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY, PRINCETON DAY SCHOOL PROJECT
             (MISCELLANEOUS REVENUE, US BANK NA LOC)+/-ss                                         0.26     08/01/2035      5,000,000
  4,700,000  NEW JERSEY EDUCATIONAL FACILITIES AUTHORITY VARIOUS INSTITUTE DEFENSE
             ANALYSES SERIES D
             (MISCELLANEOUS REVENUE, AMBAC INSURED & BRANCH BANKING & TRUST LOC)+/-++ss           0.26     10/01/2030      4,700,000
  9,310,000  NEW JERSEY EDUCATIONAL FACILITIES AUTHORITY VARIOUS REFUNDING SETON HALL
             UNIVERSITY SERIES D (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC
             LOC)+/-ss                                                                            1.65     07/01/2037      9,310,000
  3,285,000  NEW JERSEY HEALTH CARE FACILITIES FINANCING AUTHORITY SERIES A1
             (HFFA, COMMERCE BANK NA LOC)+/-ss                                                    0.24     07/01/2014      3,285,000
  4,000,000  NEW JERSEY HEALTH CARE FACILITIES FINANCING AUTHORITY VARIOUS PRINCETON
             HEALTHCARE SERIES A (HFFA, BANK OF AMERICA LOC)+/-ss                                 0.25     07/01/2041      4,000,000
  3,100,000  NEW JERSEY HEALTH CARE FACILITIES FINANCING AUTHORITY VARIOUS SOMERSET
             MEDICAL CENTER (HFFA, TD BANK NA LOC)+/-ss                                           0.22     07/01/2024      3,100,000
    500,000  NEW JERSEY HEALTH CARE FACILITIES FINANCING AUTHORITY VARIOUS VIRTUA HEALTH
             SERVICE SERIES C (HFFA, JPMORGAN CHASE BANK LOC)+/-ss                                0.18     07/01/2043        500,000
  5,000,000  NEW JERSEY HIGHER EDUCATION ASSISTANCE AUTHORITY STUDENT LOAN SERIES
             ROCS-RR-II-R-11853 (STUDENT LOAN REVENUE, ASSURED GUARANTEE & CITIBANK NA
             LOC)+/-++ss                                                                          0.34     06/01/2016      5,000,000
  4,800,000  NEW JERSEY HIGHER EDUCATION ASSISTANCE AUTHORITY STUDENT LOAN SERIES
             ROCS-RR-II0-R-11571 (STUDENT LOAN REVENUE, ASSURED GUARANTEE & CITIBANK NA
             LOC)+/-ss                                                                            0.35     06/01/2016      4,800,000
  2,250,000  NEW JERSEY HIGHER EDUCATION ASSISTANCE AUTHORITY STUDENT LOAN SERIES
             ROCS-RR-II0-R-11571 (STUDENT LOAN REVENUE, ASSURED GUARANTEE & CITIBANK NA
             LOC)+/-ss                                                                            0.35     06/01/2030      2,250,000
  1,800,000  NEW JERSEY HOUSING & MORTGAGE FINANCE AGENCY REFUNDING MULTI-FAMILY VARIOUS
             AMT SERIES F (MFHR REFUNDING, BANK OF AMERICA LOC)+/-ss                              0.28     05/01/2048      1,800,000
  1,495,000  NEW JERSEY HOUSING & MORTGAGE FINANCE AGENCY VARIOUS SINGLE FAMILY
             HOUSING SERIES Q (SFHR, DEXIA CREDIT LOCAL SPA)+/-ss                                 0.40     04/01/2032      1,495,000
  2,100,000  NEW JERSEY STATE BUILDING AUTHORITY SUB SERIES A-3 (LEASE REVENUE,
             BANK OF NOVA SCOTIA LOC)+/-ss                                                        0.20     06/15/2023      2,100,000
  4,400,000  NEW JERSEY STATE TURNPIKE AUTHORITY REFUNDING VARIOUS SERIES C
             (MISCELLANEOUS REVENUE, SCOTIA BANK LOC)+/-ss                                        0.26     01/01/2024      4,400,000
  5,000,000  NEW JERSEY STATE TURNPIKE AUTHORITY TURNPIKE REFUNDING VARIOUS SERIES B
             (MISCELLANEOUS REVENUE, PNC BANK LOC)+/-ss                                           0.20     01/01/2024      5,000,000
    100,000  NEW JERSEY STATE TURNPIKE AUTHORITY TURNPIKE REFUNDING VARIOUS SERIES D
             (MISCELLANEOUS REVENUE, SCOTIA BANK LOC)+/-ss                                        0.20     01/01/2024        100,000
  1,335,000  NEW JERSEY TRANSPORTATION TRUST FUND AUTHORITY FLOATERS SERIES DC8033
             (TRANSIT REVENUE, FSA-CR INSURED & DEXIA CREDIT LOCAL LOC)+/-ss                      0.43     12/15/2019      1,335,000
  2,530,000  NEW JERSEY TRANSPORTATION TRUST FUND AUTHORITY PUTTABLE FLOATING OPTION TAX-
             EXEMPT RECEIPTS 2363 (TRANSIT REVENUE, FGIC INSURED & DEXIA CREDIT LOCAL
             SPA)+/-ss                                                                            0.52     06/15/2019      2,530,000
  4,445,000  PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS 4660
             (HFA, BANK OF AMERICA CORPORATION LOC)+/-++ss                                        0.34     05/17/2017      4,445,000
  3,535,000  SOUTH RIVER NJ BOND ANTICIPATION NOTES (PROPERTY TAX REVENUE)                        1.50     12/21/2010      3,545,845
  6,500,000  SPARTA TOWNSHIP NJ BOND ANTICIPATION NOTES (PROPERTY TAX REVENUE)                    1.50     02/25/2011      6,535,357
                                                                                                                         168,119,528
                                                                                                                       -------------
NEW YORK: 0.71%
  1,415,000  AUSTIN TRUST VARIOUS STATES SERIES 2008-1067 (PORT AUTHORITY REVENUE,
             BANK OF AMERICA NA LOC)+/-ss                                                         0.34     10/01/2025      1,415,000
    100,000  NEW YORK NY VARIOUS SERIES A-10 (PROPERTY SALES TAX REVENUE,
             JPMORGAN CHASE BANK LOC)+/-ss                                                        0.23     08/01/2017        100,000
                                                                                                                           1,515,000
                                                                                                                       -------------
PENNSYLVANIA: 0.17%
    350,000  PENNSYLVANIA EDFA VARIOUS PHILADELPHIA AREA SERIES J1
             (PRIVATE PRIMARY SCHOOL REVENUE, PNC BANK LOC)+/-ss                                  0.26     11/01/2030        350,000
                                                                                                                       -------------

         Wells Fargo Advantage New Jersey Municipal Money Market Fund 9


Portfolio of Investments--July 31, 2010 (Unaudited)

                                                                                              INTEREST
 PRINCIPAL   SECURITY NAME                                                                      RATE    MATURITY DATE      VALUE
-----------  -------------------------------------------------------------------------------  --------  -------------  -------------
PUERTO RICO: 13.67%
$ 2,490,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-627A (SALES TAX REFUNDING REVENUE,
             AMBAC INSURED & DEUTSCHE BANK LOC)+/-ss                                              0.28%    08/01/2050  $   2,490,000
  3,780,000  PUERTO RICO ELECTRIC POWER AUTHORITY MUNICIPAL SECS TRUST RECEIPTS SGC 19
             CLASS A
             (ELECTRIC POWER REVENUE, FSA INSURED & SOCIETE GENERALE LOC)+/-++ss                  0.28     07/01/2029      3,780,000
  5,530,000  PUERTO RICO ELECTRIC POWER AUTHORITY MUNICIPAL SECS TRUST RECEIPTS SGC 36
             CLASS A
             (ELECTRIC POWER REVENUE & SOCIETE GENERALE LOC)+/-++ss                               0.28     07/01/2032      5,530,000
  3,200,000  PUERTO RICO ELECTRIC POWER AUTHORITY MUNICIPAL SECS TRUST RECEIPTS SGC 57
             CLASS A
             (ELECTRIC POWER REVENUE, FSA INSURED & SOCIETE GENERALE LOC)+/-++ss                  0.28     07/01/2029      3,200,000
  8,180,000  PUERTO RICO HFA PUTTERS SERIES 2984 (HOUSING REVENUE, HUD INSURED &
             JPMORGAN CHASE BANK LOC)+/-++ss                                                      0.28     06/01/2012      8,180,000
  6,000,000  PUERTO RICO SALES TAX FINANCING CORPORATION ROCS RR II R SERIES 11760
             (SALES TAX REVENUE, CITIBANK LOC)+/-++ss                                             0.29     12/01/2047      6,000,000
                                                                                                                          29,180,000
                                                                                                                       -------------
TEXAS: 1.92%
    100,000  PORT ARTHUR TEXAS NAVIGATION DISTRICT ENVIRONMENTAL FACILITIES VARIOUS
             REFUNDING MOTIVA ENTERPRISES SERIES C (RESOURCE RECOVERY REVENUE)+/-ss               0.27     04/01/2040        100,000
  4,000,000  TEXAS STATE TRAN (MISCELLANEOUS REVENUE)                                             2.50     08/31/2010      4,006,418
                                                                                                                           4,106,418
                                                                                                                       -------------
UTAH: 0.70%
  1,500,000  LOGAN CITY UTAH SCIENTIFIC TECHNOLOGY INCORPORATION (IDR, BANK OF THE WEST
             LOC)+/-ss                                                                            0.40     08/01/2031      1,500,000
                                                                                                                       -------------
WYOMING: 0.33%
    700,000  LINCOLN COUNTY WY PCR EXXON PROJECT SERIES 1985 (INDUSTRIAL REVENUE)+/-ss            0.12     08/01/2015        700,000
                                                                                                                       -------------
TOTAL MUNICIPAL BONDS & NOTES (COST $211,270,946)                                                                        211,270,946
                                                                                                                       -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $211,270,946)*                                                                   98.98%                            211,270,946
OTHER ASSETS AND LIABILITIES, NET                                                       1.02                               2,184,355
                                                                                      ------                           -------------
TOTAL NET ASSETS                                                                      100.00%                          $ 213,455,301
                                                                                      ------                           -------------

----------
(q)  Credit enhancement is provided by a non-controlled affiliate.

+/-  Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

ss These securities are subject to a demand feature which reduces the effective maturity.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

         10 Wells Fargo Advantage New Jersey Municipal Money Market Fund


                  Statement of Assets and Liabilities--July 31, 2010 (Unaudited)

ASSETS
   Investments in unaffiliated securities, at amortized cost ..   $211,270,946
   Cash .......................................................         60,071
   Receivable for securities sold .............................      1,840,015
   Interest receivable ........................................        331,264
   Receivable from advisor ....................................         39,560
   Prepaid expenses and other assets ..........................         15,687
                                                                  ------------
Total assets ..................................................    213,557,543
                                                                  ------------
LIABILITIES
   Dividends payable ..........................................            137
   Distribution fees payable ..................................         68,184
   Due to other related parties ...............................          8,417
   Accrued expenses and other liabilities .....................         25,504
                                                                  ------------
Total liabilities .............................................        102,242
                                                                  ------------
NET ASSETS ....................................................   $213,455,301
                                                                  ============
NET ASSETS REPRESENTED BY
   Paid-in capital ............................................   $213,379,010
   Undistributed net investment income ........................         72,669
   Accumulated net realized gains on investments ..............          3,622
                                                                  ------------
TOTAL NET ASSETS ..............................................   $213,455,301
                                                                  ============
COMPUTATION OF NET ASSET VALUE PER SHARE(1)
   Net assets - Class A .......................................   $ 15,723,358
   Shares outstanding - Class A ...............................     15,714,639
   Net asset value per share - Class A ........................   $       1.00
   Net assets - Service Class .................................   $ 10,308,325
   Shares outstanding - Service Class .........................     10,299,381
   Net asset value per share - Service Class ..................   $       1.00
   Net assets - Sweep Class ...................................   $187,423,618
   Shares outstanding - Sweep Class ...........................    187,226,830
   Net asset value per share - Sweep Class ....................   $       1.00

(1.) The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

         Wells Fargo Advantage New Jersey Municipal Money Market Fund 11


Statement of Operations--For the Six Months Ended July 31, 2010(1) (Unaudited)

INVESTMENT INCOME
   Interest ..................................................   $   395,341
                                                                 -----------
EXPENSES
   Advisory fee ..............................................       455,433
   Administration fees
      Fund level .............................................        68,810
      Class A ................................................         2,014
      Service Class ..........................................           784
      Sweep Class ............................................        23,863
   Custody fees and accounting fees ..........................        30,116
   Shareholder servicing fees
      Class A ................................................        24,794
      Service Class ..........................................         1,471
      Sweep Class ............................................       570,447
   Distribution fees
      Sweep Class ............................................        34,062
   Professional fees .........................................        15,167
   Registration fees .........................................        22,114
   Shareholder reports expenses ..............................        15,263
   Trustees' fees and expenses ...............................         4,358
   Transfer agent fees .......................................        19,842
   Other fees and expenses ...................................         4,098
                                                                 -----------
Total expenses ...............................................     1,292,636
LESS
   Expense reductions ........................................           (42)
   Fee waivers and/or expense reimbursements .................      (908,731)
                                                                 -----------
   Net expenses ..............................................       383,863
                                                                 -----------
Net investment income ........................................        11,478
NET REALIZED GAINS ON SECURITIES IN UNAFFILIATED SECURITIES ..         3,816
                                                                 -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........   $    15,294
                                                                 ===========

(1.) Effective at the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen New Jersey Municipal Money Market Fund. Evergreen New Jersey Municipal Money Market Fund was the accounting and performance survivor in this transaction. The information for the period prior to July 12, 2010 is that of Evergreen New Jersey Municipal Money Market Fund.

The accompanying notes are an integral part of these financial statements.

         12 Wells Fargo Advantage New Jersey Municipal Money Market Fund


                                             Statements of Changes in Net Assets

                                                            For the Six Months           For the
                                                          Ended July 31, 2010(1)        Year Ended
                                                                (Unaudited)        January 31, 2010(1)
                                                          ----------------------   -------------------
OPERATIONS
   Net investment income ..............................          $ 11,478               $ 129,030
   Net realized gains on investments ..................             3,816                  18,515
                                                                 --------               ---------
Net increase in net assets resulting from operations ..            15,294                 147,545
                                                                 --------               ---------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A .........................................              (836)                (31,931)
      Service Class ...................................              (538)                (26,602)
      Sweep Class .....................................           (10,043)                (70,567)
                                                                 --------               ---------
Total distributions to shareholders ...................           (11,417)               (129,100)
                                                                 --------               ---------

                                                                SHARES                          SHARES
                                                             ------------                   --------------
CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold
      Class A ...........................................       8,389,212       8,389,212       80,794,986        80,794,986
      Service Class .....................................       9,307,004       9,307,004       23,822,733        23,822,733
      Sweep Class .......................................     537,883,563     537,883,563    1,391,325,021     1,391,325,021
                                                                            -------------                    ---------------
                                                                              555,579,779                      1,495,942,740
                                                                            -------------                    ---------------
   Net asset value of shares issued in reinvestment of
      distributions
      Class A ...........................................             804             804           30,016            30,016
      Service Class .....................................             190             190            8,557             8,557
      Sweep Class .......................................          10,043          10,043           70,567            70,567
                                                                            -------------                    ---------------
                                                                                   11,037                            109,140
                                                                            -------------                    ---------------
   Payment for shares redeemed
      Class A ...........................................     (12,522,251)    (12,522,251)     (96,868,932)      (96,868,932)
      Service Class .....................................      (9,683,358)     (9,683,358)     (32,263,657)      (32,263,657)
      Sweep Class .......................................    (563,833,020)   (563,833,020)  (1,403,466,529)   (1,403,466,529)
                                                                            -------------                    ---------------
                                                                             (586,038,629)                    (1,532,599,118)
                                                                            -------------                    ---------------
Net decrease in net assets resulting from capital share
   transactions .........................................                     (30,447,813)                       (36,547,238)
                                                                            -------------                    ---------------
Total decrease in net assets ............................                     (30,443,936)                       (36,528,793)
                                                                            -------------                    ---------------
NET ASSETS
BEGINNING OF PERIOD .....................................                     243,899,237                        280,428,030
                                                                            =============                    ===============
END OF PERIOD ...........................................                   $ 213,455,301                    $   243,899,237
                                                                            =============                    ===============
UNDISTRIBUTED NET INVESTMENT INCOME .....................                   $      72,669                    $        72,608
                                                                            =============                    ===============

(1.) Effective at the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen New Jersey Municipal Money Market Fund. Evergreen New Jersey Municipal Money Market Fund was the accounting and performance survivor in this transaction. The information for the period prior to July 12, 2010 is that of Evergreen New Jersey Municipal Money Market Fund.

The accompanying notes are an integral part of these financial statements.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

         14 Wells Fargo Advantage New Jersey Municipal Money Market Fund


                                                            Financial Highlights

                                                   Beginning                Distributions     Ending
                                                   Net Asset      Net          from Net     Net Asset
                                                   Value Per   Investment     Investment    Value Per
                                                     Share       Income         Income        Share
                                                   ---------   ----------   -------------   ---------
NEW JERSEY MUNICIPAL MONEY MARKET FUND(3)
Class A(4)
February 1, 2010 to July 31, 2010 (Unaudited)...     $1.00       0.00(2)       (0.00)(2)     $1.00
February 1, 2009 to January 31, 2010............     $1.00       0.00(2)       (0.00)(2)     $1.00
February 1, 2008 to January 31, 2009............     $1.00       0.01          (0.01)        $1.00
February 1, 2007 to January 31, 2008............     $1.00       0.03          (0.03)        $1.00
February 1, 2006 to January 31, 2007............     $1.00       0.03          (0.03)        $1.00
February 1, 2005 to January 31, 2006............     $1.00       0.02          (0.02)        $1.00
Service Class(5)
February 1, 2010 to July 31, 2010 (Unaudited)...     $1.00       0.00(2)       (0.00)(2)     $1.00
February 1, 2009 to January 31, 2010............     $1.00       0.00(2)       (0.00)(2)     $1.00
February 1, 2008 to January 31, 2009............     $1.00       0.02          (0.02)        $1.00
February 1, 2007 to January 31, 2008............     $1.00       0.03          (0.03)        $1.00
February 1, 2006 to January 31, 2007............     $1.00       0.03          (0.03)        $1.00
February 1, 2005 to January 31, 2006............     $1.00       0.02          (0.02)        $1.00
Sweep Class(6)
February 1, 2010 to July 31, 2010 (Unaudited)...     $1.00       0.00(2)       (0.00)(2)     $1.00
February 1, 2009 to January 31, 2010............     $1.00       0.00(2)       (0.00)(2)     $1.00
February 1, 2008 to January 31, 2009............     $1.00       0.01          (0.01)        $1.00
February 1, 2007 to January 31, 2008............     $1.00       0.03          (0.03)        $1.00
February 1, 2006 to January 31, 2007............     $1.00       0.02          (0.02)        $1.00
February 1, 2005 to January 31, 2006............     $1.00       0.02          (0.02)        $1.00

----------
(1.) Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

(2.) Amount represents less than $0.005 per share.

(3.) Effective at the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen New Jersey Municipal Money Market Fund. Evergreen New Jersey Municipal Money Market Fund was the accounting and performance survivor in this transaction.

(4.) The financial highlights for the period prior to Juy 12, 2010 are those of Class A of Evergreen New Jersey Municipal Money Market Fund.

(5.) The financial highlights for the period prior to Juy 12, 2010 are those of Class I of Evergreen New Jersey Municipal Money Market Fund.

(6.) The financial highlights for the period prior to Juy 12, 2010 are those of Class S of Evergreen New Jersey Municipal Money Market Fund.

The accompanying notes are an integral part of these financial statements.

         Wells Fargo Advantage New Jersey Municipal Money Market Fund 15


Financial Highlights

     Ratio to Average Net Assets
            (Annualized)
------------------------------------                Net Assets at
Net Investment     Gross       Net       Total      End of Period
    Income       Expenses   Expenses   Return(1)      (millions)
--------------   --------   --------   ---------    -------------


     0.01%         0.87%      0.33%      0.00%           $ 16
     0.10%         0.90%      0.58%      0.09%           $ 20
     1.30%         0.87%      0.87%      1.33%           $ 36
     2.77%         0.87%      0.87%      3.04%           $ 36
     2.74%         0.87%      0.87%      2.77%           $ 22
     1.78%         0.88%      0.88%      1.83%           $ 20

     0.01%         0.59%      0.34%      0.00%           $ 10
     0.21%         0.60%      0.46%      0.20%           $ 11
     1.60%         0.58%      0.58%      1.63%           $ 19
     3.07%         0.57%      0.57%      3.35%           $ 21
     3.02%         0.57%      0.57%      3.07%           $ 15
     2.19%         0.58%      0.58%      2.13%           $ 10

     0.01%         1.18%      0.33%      0.00%           $187
     0.03%         1.19%      0.63%      0.03%           $213
     1.00%         1.18%      1.17%      1.03%           $225
     2.48%         1.17%      1.17%      2.73%           $211
     2.42%         1.17%      1.17%      2.46%           $169
     1.51%         1.18%      1.17%      1.54%           $162

         16 Wells Fargo Advantage New Jersey Municipal Money Market Fund


                                       Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Wells Fargo Advantage New Jersey Municipal Money Market Fund (the "Fund") is a diversified series of the Trust.

Effective at the close of business on July 9, 2010, the net assets of Evergreen New Jersey Municipal Money Market Fund were acquired by the Fund in an exchange for shares of the Fund. Class A, Class S and Class I shares of Evergreen New Jersey Municipal Money Market Fund received Class A, Sweep Class and Service Class shares, respectively, of the Fund. As Evergreen New Jersey Municipal Money Market Fund contributed the majority of the net assets and shareholders to the Fund, the accounting and performance history of Evergreen New Jersey Municipal Money Market Fund has been carried forward.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

SECURITIES VALUATION

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

FEDERAL AND OTHER TAXES

The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund's income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

         Wells Fargo Advantage New Jersey Municipal Money Market Fund 17


Notes to Financial Statements (Unaudited)

For income tax purposes, capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of January 31, 2010, the Fund incurred and elected to defer post-October losses of $194.

CLASS ALLOCATIONS

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund's investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

-    Level 1 - quoted prices in active markets for identical securities

- Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2010, all of the Fund's investments in securities carried at fair value were designated as Level 2 inputs. Further details on the major security types can be found in the Fund's Portfolio of Investments.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is paid an annual advisory fee starting at 0.30% and declining to 0.20% as the average daily net assets of the Fund increase. Prior to July 12, 2010, the Fund's predecessor fund, Evergreen New Jersey Municipal Money Market Fund, paid an annual advisory fee to Evergreen Investment Management Company, LLC ("EIMC"), a subsidiary of Wells Fargo & Company, which started at 0.41% and declined to 0.30% as the average daily net assets of the predecessor fund increased. For the six months ended July 31, 2010, the advisory fee was equivalent to an annual rate of 0.40% of the Fund's average daily net assets.

Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser.

         18 Wells Fargo Advantage New Jersey Municipal Money Market Fund


                                       Notes to Financial Statements (Unaudited)

Wells Capital Management Incorporated an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is the sub-adviser to the Fund.

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund the following annual fees:

                                          Administration Fees
                         Average Daily       (% of Average
                          Net Assets       Daily Net Assets)
                       ----------------   -------------------
Fund level             First $5 billion           0.05
                        Next $5 billion           0.04
                       Over $10 billion           0.03
Class A, Sweep Class   All asset levels           0.22
Service Class          All asset levels           0.12

Prior to July 12, 2010, the predecessor fund paid EIMC a fund level administrator fee at an annual rate determined by applying percentage rates to the combined average daily net assets of the Evergreen money market funds which started at 0.06% and declined to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds increased.

Funds Management and EIMC contractually and voluntarily waived and/or reimbursed advisory and administration fees during the six months ended July 31, 2010 to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management and/or EIMC were made first from fund level expenses on a proportionate basis and then from class specific expenses.

Prior to July 12, 2010, the predecessor fund paid Evergreen Service Company, LLC, an affiliate of EIMC and a subsidiary of Wells Fargo & Company, a transfer and dividend disbursing agent fee.

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan for the Sweep Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of the Fund, at an annual rate of 0.35% of the average daily net assets of Sweep Class.

SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each class is charged a fee at an annual rate of 0.25% of its average daily net assets. Prior to July 12, 2010, Class A shares of the predecessor fund was charged a fee at an annual rate of 0.30% of its average daily net assets. Prior to July 12, 2010, Service Class was not charged a fee but Sweep Class was charged a fee at an annual rate of 0.60% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo & Company.

5. EXPENSE REDUCTIONS

Through expense offset arrangements with the Fund's custodian, a portion of fund expenses may have been reduced.

6. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

         Wells Fargo Advantage New Jersey Municipal Money Market Fund 19


Notes to Financial Statements (Unaudited)

7. INDEMNIFICATION

Under the Trust's organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

         20 Wells Fargo Advantage New Jersey Municipal Money Market Fund


                                                   Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund's Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

SPECIAL MEETING OF SHAREHOLDERS

On June 29, 2010, a Special Meeting of Shareholders for the Evergreen New Jersey Municipal Money Market Fund was held to consider the following proposal. The results of the proposal are indicated below.

PROPOSAL 1 - To approve the proposed reorganization of the Evergreen New Jersey Municipal Money Market Fund into Wells Fargo Advantage New Jersey Municipal Money Market Fund, a series of Wells Fargo Funds Trust, a Delaware statutory trust:

Net assets voted "For"       $113,861,422
Net assets voted "Against"   $  2,264,176
Net assets voted "Abstain"   $ 12,577,196

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund's Web site (www.wellsfargo.com/advantagefunds) at least as frequently as monthly, on a 7-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, the Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust") and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information(1) of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for each of the 132 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"), except that the person occupying the office of Treasurer varies for specified Funds. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INDEPENDENT TRUSTEES

                             Position Held and
Name and Age               Length of Service(2)    Principal Occupations During Past Five Years                Other Directorships
------------            -------------------------  --------------------------------------------------------  ----------------------
Peter G. Gordon         Trustee, since 1998;       Co-Founder, Chairman, President and CEO of Crystal        None
67                      Chairman, since 2005       Geyser. Water Company.
                        (Lead Trustee since
                        2001)

Isaiah Harris, Jr.      Advisory Board             Retired. Prior thereto, President and CEO of BellSouth    CIGNA Corporation;
57                      Trustee, since 2008        Advertising and Publishing Corp from 2005 to 2007,        Deluxe Corporation
                                                   President and CEO of BellSouth Enterprises from 2004 to
                                                   2005 and President of BellSouth Consumer Services from
                                                   2000 to 2003. Currently a member of the Iowa State
                                                   University Foundation Board of Governors and a member of
                                                   the Advisory Board of Iowa State University School of
                                                   Business.

         Wells Fargo Advantage New Jersey Municipal Money Market Fund 21


Other Information (Unaudited)

                             Position Held and
Name and Age               Length of Service(2)    Principal Occupations During Past Five Years                Other Directorships
------------            -------------------------  --------------------------------------------------------  ----------------------
Dr. Leroy Keith,        Trustee, since 2010        Chairman, Bloc Global Services (development and           Trustee, Phoenix Fund
Jr.(3)                                             construction), Trustee, Phoenix Fund Complex and          Complex (consisting
71                                                 Director, Diversapack Co. (packaging company). Trustee    of 46 portfolios as
                                                   of the Evergreen Funds from 1983 to 2010. Former          of 12/31/09)
                                                   Managing Director, Almanac Capital Management
                                                   (commodities firm), former Partner, Stonington Partners,
                                                   Inc. (private equity fund), former Director, Obagi
                                                   Medical Products Co. and former Director, Lincoln
                                                   Educational Services.

Judith M. Johnson       Trustee, since 2008        Retired. Prior thereto, Chief Executive Officer and       None
61                                                 Chief Investment Officer of Minneapolis Employees
                                                   Retirement Fund from 1996 to 2008. Ms. Johnson is a
                                                   certified public accountant and a certified managerial
                                                   accountant.

David F. Larcker        Advisory Board             James Irvin Miller Professor of Accounting at the         None
59                      Trustee, since 2008        Graduate School of Business, Stanford University,
                                                   Director of Corporate Governance Research Program and
                                                   Co-Director of The Rock Center for Corporate Governance
                                                   since 2006. From 2005 to 2008, Professor of Accounting
                                                   at the Graduate School of Business, Stanford University.
                                                   Prior thereto, Ernst & Young Professor of Accounting at
                                                   The Wharton School, University of Pennsylvania from 1985
                                                   to 2005.

Olivia S. Mitchell      Trustee, since 2006        Professor of Insurance and Risk Management, Wharton       None
57                                                 School, University of Pennsylvania. Director of the
                                                   Boettner Center on Pensions and Retirement Research.
                                                   Research associate and board member, Penn Aging Research
                                                   Center. Research associate, National Bureau of Economic
                                                   Research.

Timothy J. Penny        Trustee, since 1996        President and CEO of Southern Minnesota Initiative        None
58                                                 Foundation, a non-profit organization, since 2007 and
                                                   Senior Fellow at the Humphrey Institute Policy Forum at
                                                   the University of Minnesota since 1995. Member of the
                                                   Board of Trustees of NorthStar Education Finance, Inc.,
                                                   a non-profit organization, since 2007.

Michael S. Scofield(3)  Trustee, since 2010        Trustee of the Evergreen Funds from 1984 to 2010.         None
67                                                 Retired Attorney, Law Offices of Michael S. Scofield and
                                                   former Director and Chairman, Branded Media Corporation
                                                   (multi-media branding company).

Donald C. Willeke       Trustee, since 1996        Principal of the law firm of Willeke & Daniels. General   None
70                                                 Counsel of the Minneapolis Employees Retirement Fund
                                                   from 1984 to present.

OFFICERS

                             Position Held and
Name and Age               Length of Service(2)    Principal Occupations During Past Five Years                Other Directorships
------------            -------------------------  --------------------------------------------------------  ----------------------
Karla M. Rabusch        President, since 2003      Executive Vice President of Wells Fargo Bank, N.A. and    None
51                                                 President of Wells Fargo Funds Management, LLC since
                                                   2003. Senior Vice President and Chief Administrative
                                                   Officer of Wells Fargo Funds Management, LLC from 2001
                                                   to 2003.

C. David Messman        Secretary, since 2000;     Senior Vice President and Secretary of Wells Fargo Funds  None
50                      Chief Legal Counsel,       Management, LLC since 2001. Vice President and Managing
                        since 2003                 Senior Counsel of Wells Fargo Bank, N.A. since 1996.

Kasey Phillips(4)       Treasurer, since 2009      Senior Vice President of Wells Fargo Funds Management,    None
39                                                 LLC since 2009. Senior Vice President of Evergreen
                                                   Investment Management Company, LLC from 2006 to 2010.
                                                   Treasurer of the Evergreen Funds from 2005 to 2010. Vice
                                                   President and Assistant Vice President of Evergreen
                                                   Investment Services, Inc. from 1999 to 2006.

         22 Wells Fargo Advantage New Jersey Municipal Money Market Fund


                                                   Other Information (Unaudited)

                             Position Held and
Name and Age               Length of Service(2)    Principal Occupations During Past Five Years                Other Directorships
------------            -------------------------  --------------------------------------------------------  ----------------------
David Berardi(5)        Assistant Treasurer,       Vice President of Wells Fargo Funds Management, LLC       None
35                      since 2009                 since 2009. Vice President of Evergreen Investment
                                                   Management Company, LLC from 2008 to 2010. Assistant
                                                   Vice President of Evergreen Investment Services, Inc.
                                                   from 2004 to 2008. Manager of Fund Reporting and Control
                                                   for Evergreen Investment Management Company, LLC from
                                                   2004 to 2010.

Jeremy DePalma(5)       Assistant Treasurer,       Senior Vice President of Wells Fargo Funds Management,    None
36                      since 2009                 LLC since 2009. Senior Vice President of Evergreen
                                                   Investment Management Company, LLC from 2008 to 2010.
                                                   Vice President, Evergreen Investment Services, Inc. from
                                                   2004 to 2007. Assistant Vice President, Evergreen
                                                   Investment Services, Inc. from 2000 to 2004 and the head
                                                   of the Fund Reporting and Control Team within Fund
                                                   Administration form 2005 to 2010.

Debra Ann Early         Chief Compliance Officer,  Chief Compliance Officer of Wells Fargo Funds             None
46                      since 2007                 Management, LLC since 2007. Chief Compliance Officer of
                                                   Parnassus Investments from 2005 to 2007. Chief Financial
                                                   Officer of Parnassus Investments from 2004 to 2007 and
                                                   Senior Audit Manager of PricewaterhouseCoopers LLP from
                                                   1998 to 2004.

(1.) The Statement of Additional Information includes additional information about the Fund's Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Fund's Web site at www.wellsfargo.com/advantagefunds.

(2.) Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

(3.) Effective July 9, 2010.

(4.) Effective November 1, 2009.

(5.) Treasurer during the period from June 1, 2009 to October 31, 2009.
     Assistant Treasurer effective November 1, 2009.

         Wells Fargo Advantage New Jersey Municipal Money Market Fund 23

List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG    -- Association of Bay Area Governments
ADR     -- American Depositary Receipt
AMBAC   -- American Municipal Bond Assurance Corporation
AMT     -- Alternative Minimum Tax
ARM     -- Adjustable Rate Mortgages
BART    -- Bay Area Rapid Transit
CDA     -- Community Development Authority
CDO     -- Collateralized Debt Obligation
CDSC    -- Contingent Deferred Sales Charge
CGIC    -- Capital Guaranty Insurance Company
CGY     -- Capital Guaranty Corporation
CIFG    -- CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee
COP     -- Certificate of Participation
CP      -- Commercial Paper
CTF     -- Common Trust Fund
DW&P    -- Department of Water & Power
DWR     -- Department of Water Resources
ECFA    -- Educational & Cultural Facilities Authority
EDFA    -- Economic Development Finance Authority
ETET    -- Eagle Tax-Exempt Trust
ETF     -- Exchange-Traded Fund
FFCB    -- Federal Farm Credit Bank
FGIC    -- Financial Guaranty Insurance Corporation
FHA     -- Federal Housing Authority
FHAG    -- Federal Housing Agency
FHLB    -- Federal Home Loan Bank
FHLMC   -- Federal Home Loan Mortgage Corporation
FNMA    -- Federal National Mortgage Association
FSA     -- Farm Service Agency
GDR     -- Global Depositary Receipt
GNMA    -- Government National Mortgage Association
GO      -- General Obligation
HCFR    -- Healthcare Facilities Revenue
HEFA    -- Health & Educational Facilities Authority
HEFAR   -- Higher Education Facilities Authority Revenue
HFA     -- Housing Finance Authority
HFFA    -- Health Facilities Financing Authority
HUD     -- Housing & Urban Development
IDA     -- Industrial Development Authority
IDAG    -- Industrial Development Agency
IDR     -- Industrial Development Revenue
LIBOR   -- London Interbank Offered Rate
LLC     -- Limited Liability Company
LOC     -- Letter of Credit
LP      -- Limited Partnership
MBIA    -- Municipal Bond Insurance Association
MFHR    -- Multi-Family Housing Revenue
MFMR    -- Multi-Family Mortgage Revenue
MMD     -- Municipal Market Data
MTN     -- Medium Term Note
MUD     -- Municipal Utility District
NATL-RE -- National Public Finance Guarantee Corporation
PCFA    -- Pollution Control Finance Authority
PCR     -- Pollution Control Revenue
PFA     -- Public Finance Authority
PFFA    -- Public Facilities Financing Authority
plc     -- Public Limited Company
PSFG    -- Public School Fund Guaranty
R&D     -- Research & Development
RDA     -- Redevelopment Authority
RDFA    -- Redevelopment Finance Authority
REITS   -- Real Estate Investment Trusts
SFHR    -- Single Family Housing Revenue
SFMR    -- Single Family Mortgage Revenue
SLMA    -- Student Loan Marketing Association
SPDR    -- Standard & Poor's Depositary Receipts
STIT    -- Short-Term Investment Trust
TBA     -- To Be Announced
TRAN    -- Tax Revenue Anticipation Notes
USD     -- Unified School District
XLCA    -- XL Capital Assurance

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

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

THIS PAGE IS INTENTIONALLY LEFT BLANK.

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WELLS ADVANTAGE
FARGO FUNDS

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1- 800-222-8222
Retail Investment Professionals: 1- 888-877-9275
Institutional Investment Professionals: 1- 866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT www.wellsfargo.com/advantagefunds. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

                                                               (GRAPHIC)
NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE  Printed on Recycled paper

(C) 2010 Wells Fargo      www.wellsfargo.com/advantagefunds         125325 09-10
Funds Management, LLC.                                        SMMNJ/SAR133 07-10
All rights reserved.

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Semi-Annual Report

July 31, 2010

WELLS FARGO ADVANTAGE NEW YORK MUNICIPAL
MONEY MARKET FUND

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Sign up for electronic delivery of prospectuses and shareholder reports at
www.wellsfargo.com/advantagedelivery

Contents

LETTER TO SHAREHOLDERS ....................................................    2
PERFORMANCE HIGHLIGHTS ....................................................    4
FUND EXPENSES .............................................................    6
PORTFOLIO OF INVESTMENTS ..................................................    7
FINANCIAL STATEMENTS
Statement of Assets and Liabilities .......................................   11
Statement of Operations ...................................................   12
Statements of Changes in Net Assets .......................................   13
Financial Highlights ......................................................   14
NOTES TO FINANCIAL STATEMENTS .............................................   16
OTHER INFORMATION .........................................................   19
LIST OF ABBREVIATIONS .....................................................   22

             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

(GRAPHIC)

WELLS FARGO INVESTMENT HISTORY

1932 KEYSTONE CREATES ONE OF THE FIRST MUTUAL FUND FAMILIES.

1971 WELLS FARGO & COMPANY INTRODUCES ONE OF THE FIRST INSTITUTIONAL INDEX
     FUNDS.

1978 WELLS FARGO APPLIES MARKOWITZ AND SHARPE'S RESEARCH ON MODERN PORTFOLIO
     THEORY TO INTRODUCE ONE OF THE INDUSTRY'S FIRST TACTICAL ASSET ALLOCATION
     (TAA) MODELS IN INSTITUTIONAL SEPARATELY MANAGED ACCOUNTS.

1984 WELLS FARGO STAGECOACH FUNDS LAUNCHES ITS FIRST ASSET ALLOCATION FUND.

1989 THE TACTICAL ASSET ALLOCATION (TAA) MODEL IS FIRST APPLIED TO WELLS FARGO'S
     ASSET ALLOCATION MUTUAL FUNDS.

1994 WELLS FARGO INTRODUCES THE LIFEPATH FUNDS, ONE OF THE FIRST SUITES OF
     TARGET DATE FUNDS (NOW THE WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM)).

1996 EVERGREEN INVESTMENTS AND KEYSTONE FUNDS MERGE.

1997 WELLS FARGO LAUNCHES WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS(SM), A
     FUND-OF-FUNDS SUITE OF PRODUCTS THAT INCLUDES THE USE OF QUANTITATIVE MODELS TO SHIFT ASSETS AMONG INVESTMENT STYLES.

1999 NORWEST ADVANTAGE FUNDS AND STAGECOACH FUNDS ARE REORGANIZED INTO WELLS
     FARGO FUNDS AFTER THE MERGER OF NORWEST AND WELLS FARGO.

2002 EVERGREEN RETAIL AND EVERGREEN INSTITUTIONAL COMPANIES FORM THE UMBRELLA
     ASSET MANAGEMENT COMPANY, EVERGREEN INVESTMENTS.

2005 THE INTEGRATION OF STRONG FUNDS WITH WELLS FARGO FUNDS CREATES WELLS FARGO
     ADVANTAGE FUNDS, RESULTING IN ONE OF THE TOP 20 MUTUAL FUND COMPANIES IN THE UNITED STATES.

2006 WELLS FARGO ADVANTAGE FUNDS RELAUNCHES THE TARGET DATE PRODUCT LINE AS
     WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS.

2010 THE MERGERS AND REORGANIZATIONS OF EVERGREEN AND WELLS FARGO ADVANTAGE
     MUTUAL FUNDS ARE COMPLETED, UNIFYING THE FAMILIES UNDER THE BRAND OF WELLS FARGO ADVANTAGE FUNDS.

WELLS FARGO ADVANTAGE FUNDS(R)

WELLS FARGO ADVANTAGE FUNDS skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

STRENGTH

Our organization is built on the standards of integrity and service established by our parent company--Wells Fargo & Company--more than 150 years ago. And, because we're part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

EXPERTISE

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn't end with our expertise in manager selection--risk management, analysis, and rigorous ongoing review seek to ensure each manager's investment process remains consistent.

PARTNERSHIP

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES BEFORE INVESTING. FOR A CURRENT PROSPECTUS FOR WELLS FARGO ADVANTAGE FUNDS CONTAINING THIS AND OTHER INFORMATION, VISIT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. READ IT CAREFULLY BEFORE INVESTING.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS(R). Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

The "Dow Jones Target Date Indexes" are a product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC ("CME"). "Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones Trademark Holdings, LLC., and have been licensed for use for certain purposes by CME and sublicensed for use by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME or Barclays Capital or any of their respective affiliates, and neither Dow Jones, CME nor Barclays Capital nor any of their respective affiliates makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, CME, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

NOT PART OF THE SEMI-ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 120 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $230 BILLION IN ASSETS UNDER MANAGEMENT, AS OF JULY 31, 2010.

EQUITY FUNDS

Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Classic Value Fund
Common Stock Fund
Core Equity Fund
Disciplined Global Equity Fund
Disciplined U.S. Core Fund
Disciplined Value Fund
Discovery Fund+
Diversified Equity Fund
Diversified International Fund
Diversified Small Cap Fund
Emerging Growth Fund
Emerging Markets Equity Fund
Endeavor Select Fund+
Enterprise Fund+
Equity Value Fund
Global Opportunities Fund
Growth Fund
Growth Opportunities Fund
Health Care Fund
Index Fund
International Equity Fund
International Value Fund
Intrinsic Small Cap Value Fund
Intrinsic Value Fund
Intrinsic World Equity Fund
Large Cap Core Fund
Large Cap Growth Fund
Large Company Value Fund
Mid Cap Growth Fund
Omega Growth Fund
Opportunity Fund+
Precious Metals Fund
Premier Large Company Growth Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Core Fund
Small/Mid Cap Value Fund
Social Sustainability Fund+
Special Mid Cap Value Fund
Special Small Cap Value Fund
Specialized Technology Fund
Strategic Large Cap Growth Fund
Traditional Small Cap Growth Fund
Utility and Telecommunications Fund

BOND FUNDS
Adjustable Rate Government Fund
California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Government Securities Fund
High Income Fund
High Yield Bond Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Tax/AMT-Free Fund
International Bond Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
North Carolina Tax-Free Fund
Pennsylvania Tax-Free Fund
Short Duration Government Bond Fund
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Strategic Municipal Bond Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS
Asset Allocation Fund
Conservative Allocation Fund
Diversified Capital Builder Fund
Diversified Income Builder Fund
Growth Balanced Fund
Index Asset Allocation Fund
Moderate Balanced Fund
WealthBuilder Conservative Allocation Portfolio+
WealthBuilder Equity Portfolio+
WealthBuilder Growth Allocation Portfolio+
WealthBuilder Growth Balanced Portfolio+
WealthBuilder Moderate Balanced Portfolio+
WealthBuilder Tactical Equity Portfolio+
Target Today Fund+
Target 2010 Fund+
Target 2015 Fund+
Target 2020 Fund+
Target 2025 Fund+
Target 2030 Fund+
Target 2035 Fund+
Target 2040 Fund+
Target 2045 Fund+
Target 2050 Fund+

MONEY MARKET FUNDS
100% Treasury Money Market Fund
California Municipal Money Market Fund
California Municipal Money Market Trust
Cash Investment Money Market Fund
Government Money Market Fund
Heritage Money Market Fund+
Minnesota Money Market Fund
Money Market Fund
Money Market Trust
Municipal Cash Management Money Market Fund
Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
New Jersey Municipal Money Market Fund
New York Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Prime Investment Money Market Fund
Treasury Plus Money Market Fund

VARIABLE TRUST FUNDS(1)
VT Core Equity Fund
VT Discovery Fund+
VT Index Asset Allocation Fund
VT International Equity Fund
VT Intrinsic Value Fund
VT Omega Growth Fund
VT Opportunity Fund+
VT Small Cap Growth Fund
VT Small Cap Value Fund
VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

(1.) The Variable Trust Funds are generally available only through insurance company variable contracts.

+ In this report, the WELLS FARGO ADVANTAGE DISCOVERY FUND(SM), WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND(SM), WELLS FARGO ADVANTAGE ENTERPRISE FUND(SM), WELLS FARGO ADVANTAGE OPPORTUNITY FUND(SM), WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUND(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUND(SM), WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND(SM), WELLS FARGO ADVANTAGE VT DISCOVERY FUND(SM), and WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND(SM) are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

NOT PART OF THE SEMI-ANNUAL REPORT.

          2 Wells Fargo Advantage New York Municipal Money Market Fund


                                                          Letter to Shareholders

(PHOTO OF KARLA M. RABUSCH)

KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS

MUNICIPAL SECURITIES PERFORMED RELATIVELY WELL OVER THE RECENT SIX-MONTH PERIOD, BENEFITING FROM GROWING ECONOMIC ACTIVITY, LOW YIELDS IN U.S. TREASURIES, AND IMPROVING FISCAL CONDITIONS FOR STATE AND LOCAL GOVERNMENTS.

Dear Valued Shareholder,

We are pleased to introduce you to WELLS FARGO ADVANTAGE FUNDS. You now have access to an expanded array of mutual funds, giving you the flexibility to invest in a family of funds covering nearly every asset class and investment style. To learn more about our funds and the talented team of money managers behind them, please visit our Web site at www.wellsfargo.com/advantagefunds. You can also call one of our investment service representatives available 24 hours a day, 7 days a week at 1-800-222-8222, or speak with your investment professional.

Following is your semi-annual report for the WELLS FARGO ADVANTAGE NEW YORK MUNICIPAL MONEY MARKET FUND for the six-month period that ended July 31, 2010.

During this period, fixed-income markets continued to show strong signs of improvement, resulting in positive returns in nearly every sector. In general, municipal securities performed relatively well over the recent six-month period, benefiting from growing economic activity, low yields in U.S. Treasuries, and improving fiscal conditions for state and local governments. Investors continued to seek tax-exempt municipal money markets for their higher levels of relative yield compared with taxable money funds and their tax-exempt benefits.

EARLY PERIOD OPTIMISM TEMPERED BY GLOBAL CREDIT CONCERNS AND LOW SHORT-TERM
RATES

A revival of the safe-haven bid for Treasuries was the primary influence on the fixed income markets during the six-month period ended July 31, 2010. Despite a series of initiatives by the International Monetary Fund (IMF) and the European Central Bank, markets for the debt of several European governments remained unsettled throughout the period prompting international investors to return to the relative safety of U.S. Treasuries. While the European sovereign concerns have no direct impact on U.S. money funds, the fear of contagion does impact the broad U.S. fixed income markets. Additional concerns about slower world growth added to the demand for bonds in late June, sending the yield on the 10-year Treasury below 3% for the first time since the late 2008-early 2009.

Steep yield curves were the next greatest influence on total returns. During the first seven months of 2010, however, not only did short-term interest rates not rise, but yields essentially remained unchanged, or even fell, across the Treasury and municipal curves. The result was perhaps the steepest yield curve on record, certainly steeper than at any point during 2009. Investor sentiment was further muted by signals from the Fed suggesting that short-term interest rates would remain at the current historic lows until 2011. Moreover, renewed concerns about possible bankruptcies and increased levels of default rates affecting a few municipalities increased risk premiums across the municipal marketplace.

RULE 2A-7 REFORMS, "DODD-FRANK" BILL, AND LACK OF SUPPLY CONTINUE TO DEFINE MONEY MARKET LANDSCAPE.

On January 27, 2010, the Securities and Exchange Commission approved amendments to Rule 2a-7, the section of the Investment Company Act that governs money market funds. These changes shortened the maximum weighted average maturity of money market funds, restricted the use of "second tier" and illiquid securities, required firms to periodically stress test their funds, and set standards for the percentage of a fund's assets that must be invested in highly liquid securities. While these amendments have induced the many money market managers to focus on shorter maturities--increasing demand for securities that meet the new requirements--we have seen a relatively smooth transition to these

          Wells Fargo Advantage New York Municipal Money Market Fund 3


Letter to Shareholders

amendments across the marketplace as these changes were well-known by the money market fund industry. In our opinion, our funds have been well-positioned to accommodate the terms of the new regulations, especially since we have a long history of managing our funds within the guidelines now required of the entire industry.

On July 16, 2010, the Senate passed the "Restoring American Financial Stability Act of 2010", commonly referred to as the "Dodd-Frank Bill". Among the many provisions in this bill, the reform addresses special oversight of systematically significant firms, an increase in the deposit insurance ceiling, regulation of derivatives contracts, and provisions limiting and regulating bank and hedge fund activities. From the perspective of money market funds, the most closely watched provisions of the bill dealt with repurchase agreements. After several in-depth discussions between members of the Congress that would have notably altered certain mechanics of the repurchase agreement marketplace, it appears that the bill left the area essentially unchanged.

The upcoming fiscal year is likely to be one of ongoing change. The regulatory environment is evolving, and monetary policy is likely to shift sometime in the upcoming quarters. We have already seen the retirement of several federal liquidity programs; the next step would be higher interest rates. Thus, just as we were cautious over the past six months--in light of the varying credit risks--we continue to remain cautiously optimistic but with more of a focus on upholding absolute liquidity in a tightening regulatory environment and a potentially rising interest-rate environment. We are confident that our portfolio strategy, with its emphasis on liquidity, will enable our money market funds to meet these challenges successfully.

WE OFFER STEADY INVESTMENT DISCIPLINES WITH SEVERAL BROAD DIVERSIFICATION
OPTIONS.

Experience tells us that strict adherence to time-tested strategies has its rewards. As a whole, WELLS FARGO ADVANTAGE FUNDS(R) represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio.

In this environment, we believe that fundamental credit analysis and issue selection will be the key drivers of portfolio construction and relative performance. At WELLS FARGO ADVANTAGE FUNDS, we intend to continue assessing relative-value opportunities, while focusing on liquidity and quality issues throughout the short-term municipal bond markets and across our lineup of municipal money market funds.

Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also visit our Web site at www.wellsfargo.com/advantagefunds.

Sincerely,


/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

JUST AS WE WERE CAUTIOUS OVER THE PAST SIX MONTHS--IN LIGHT OF THE VARYING CREDIT RISKS--WE CONTINUE TO REMAIN CAUTIOUSLY OPTIMISTIC BUT WITH MORE OF A FOCUS ON UPHOLDING ABSOLUTE LIQUIDITY IN A TIGHTENING REGULATORY ENVIRONMENT AND A POTENTIALLY RISING INTEREST-RATE ENVIRONMENT.

          4 Wells Fargo Advantage New York Municipal Money Market Fund


                                                          Performance Highlights

WELLS FARGO ADVANTAGE NEW YORK MUNICIPAL MONEY MARKET FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE NEW YORK MUNICIPAL MONEY MARKET FUND (the Fund) seeks current income exempt from regular federal income tax and New York individual income tax, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

David Sylvester

James Randazzo

FUND INCEPTION

September 24, 2001

PORTFOLIO ALLOCATION(1)
(AS OF JULY 31, 2010)

                                   (PIE CHART)

Municipal Bonds & Notes   (100%)

EFFECTIVE MATURITY DISTRIBUTION(1)
(AS OF JULY 31, 2010)

2-7 days      (92%)
30-59 days     (2%)
90-179 days    (4%)
270 + days     (2%)

----------
(1.) Portfolio allocation and effective maturity distribution are subject to change and are calculated based on the total investments of the Fund.

          Wells Fargo Advantage New York Municipal Money Market Fund 5


Performance Highlights

          WELLS FARGO ADVANTAGE NEW YORK MUNICIPAL MONEY MARKET FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF JULY 31, 2010)

                        6 Month*   1 Year   5 Year   Inception
                        --------   ------   ------   ---------
Class A (ENYXX)           0.00      0.01     1.65       1.27
Service Class (ENIXX)     0.00      0.01     1.89       1.53
Sweep Class               0.00      0.01     1.44       1.02

*    Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY(3)
(AS OF JULY 31, 2010)   Class A   Service Class   Sweep Class
---------------------   -------   -------------   -----------
7-Day Current Yield       0.01%        0.01%          0.01%
7-Day Compound Yield      0.01%        0.01%          0.01%
30-Day Simple Yield       0.01%        0.01%          0.01%
30-Day Compound Yield     0.01%        0.01%          0.01%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUND'S WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT).

----------
(2.) Inception for all share classes was September 24, 2001. Performance shown for all classes of the Fund prior to July 12, 2010 is based on the performance of the Fund's predecessor, Evergreen New York Municipal Money Market Fund.

(3.) Effective July 9, 2010, the investment adviser has committed through July
     11, 2013 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been (0.31%), (0.32%), and (0.66%) for Class A, Service Class and Sweep Class, respectively.

          6 Wells Fargo Advantage New York Municipal Money Market Fund


                                                                   Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2010 to July 31, 2010.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                Beginning         Ending        Expenses
                                              Account Value   Account Value   Paid During     Net Annual
                                                20-01-2010      07-31-2010     Period(1)    Expense Ratio
                                              -------------   -------------   -----------   -------------
CLASS A
   Actual                                       $1,000.00       $1,000.05        $1.54           0.31%
   Hypothetical (5% return before expenses)     $1,000.00       $1,023.26        $1.56           0.31%
SERVICE CLASS
   Actual                                       $1,000.00       $1,000.05        $1.59           0.32%
   Hypothetical (5% return before expenses)     $1,000.00       $1,023.21        $1.61           0.32%
SWEEP CLASS
   Actual                                       $1,000.00       $1,000.05        $1.59           0.32%
   Hypothetical (5% return before expenses)     $1,000.00       $1,023.21        $1.61           0.32%

----------
(1.) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period divided by 365 (to reflect the one-half year period).

          Wells Fargo Advantage New York Municipal Money Market Fund 7


Portfolio of Investments--July 31, 2010 (Unaudited)

                                                                                              INTEREST   MATURITY
 PRINCIPAL   SECURITY NAME                                                                      RATE       DATE          VALUE
-----------  -------------                                                                    --------  ----------  ---------------
MUNICIPAL BONDS & NOTES: 100.46%
ALABAMA: 0.05%
$   193,000  SOUTHEAST ALABAMA GAS DISTRICT ALABAMA REVENUE
             SUPPLY PROJECT SERIES A (IDR) +/-ss                                                0.30%   08/01/2027  $       193,000
                                                                                                                    ---------------
CALIFORNIA: 0.03%
    150,000  IRVINE CA IMPROVEMENT BOARD ACT 1915 ASSESSMENT DISTRICT #87-8
             (SPECIAL TAX REVENUE, KBC BANK NV LOC)+/-ss                                        0.21    09/02/2024          150,000
                                                                                                                    ---------------
DELAWARE: 0.93%
  4,000,000  DELAWARE STATE ECONOMIC DEVELOPMENT AUTHORITY (RESOURCE RECOVERY REVENUE)+/-ss     0.30    08/01/2029        4,000,000
                                                                                                                    ---------------
IOWA: 1.31%
  5,650,000  IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGES UNIVERSITY OF DUBUQUE
             (COLLEGE & UNIVERSITY REVENUE, NORTHERN TRUST CORPORATION LOC)+/-ss                0.28    04/01/2035        5,650,000
                                                                                                                    ---------------
MINNESOTA: 0.62%
  2,680,000  SHERBURNE COUNTY MN HOUSING & REDEVELOPMENT AUTHORITY APPERTS
             INCORPORATED PROJECT (IDR, BREMER BANK LOC)+/-ss                                   0.63    12/01/2021        2,680,000
                                                                                                                    ---------------
MISSISSIPPI: 0.16%
    675,000  MISSISSIPPI BUSINESS FINANCE CORPORATION CHEVRON USA INCORPORATED
             PROJECT SERIES A (IDR)+/-ss                                                        0.20    12/01/2030          675,000
                                                                                                                    ---------------
NEVADA: 1.39%
  4,705,000  RENO NV SALES TAX REVENUE VARIOUS REFUNDING SENIOR LIEN-RENO TRANSPORTATION
             RAIL ACCESS CORRIDOR PROJECT (SALES TAX REVENUE, BANK OF NEW YORK LOC)+/-ss        0.25    06/01/2042        4,705,000
  1,300,000  SPARKS NV ECONOMIC DEVEVLOPMENT RIX INDUSTRIES PROJECT
             (IDR, WELLS FARGO LOC)+/-ss (o)(o)                                                 0.47    07/01/2027        1,300,000
                                                                                                                          6,005,000
                                                                                                                    ---------------
NEW JERSEY: 0.07%
    300,000  DEUTSCHE BANK SPEARS LIFERS TRUST DB-297 (OTHER REVENUE, FGIC INSURED)+/-ss        0.27    06/15/2023          300,000
                                                                                                                    ---------------
NEW YORK: 84.20%
  6,555,000  ALBANY COUNTY NY AIRPORT AUTHORITY REFUNDING SERIES A
             (AIRPORT REVENUE, BANK OF AMERICA NA LOC)+/-ss                                     0.34    12/15/2023        6,555,000
  5,000,000  CLIPPER TAX-EXEMPT CERTIFICATES TRUST 2009-35 CERTIFICATE OF PARTICIPATION
             (OTHER REVENUE, STATE STREET CORPORATION LOC)+++/-ss                               0.28    11/01/2020        5,000,000
  5,600,000  CLIPPER TAX-EXEMPT CERTIFICATES TRUST 2009-45 CERTIFICATE OF PARTICIPATION
             (OTHER REVENUE, STATE STREET CORPORATION LOC)+++/-ss                               0.28    07/01/2025        5,600,000
  2,580,000  COLUMBIA COUNTY NY INDUSTRIAL DEVELOPMENT AGENCY RUAL MANUFACTURING
             COMPANY INCORPORATED PROJECT SERIES A (IDR, FLEET NATIONAL BANK LOC)+/-ss          0.45    05/01/2025        2,580,000
  6,000,000  DEPEW NY FREE SCHOOL DISTRICT BOND ANTICIPATION NOTES SERIES A
             (PROPERTY TAX REVENUE)                                                             1.25    06/02/2011        6,025,786
  9,760,000  ERIE COUNTY NY INDUSTRIAL DEVELOPMENT AGENCY CIVIC FACILITIES CANISIUS
             HIGH SCHOOL BUFFALO (LEASE REVENUE, MANUFACTURERS & TRADERS TRUST BANK
             LOC)+/-ss                                                                          0.33    02/01/2038        9,760,000
    450,000  JPMORGAN CHASE PUTTERS DRIVERS TRUST SERIES 3484
             (WATER REVENUE, JPMORGAN CHASE BANK LOC)+++/-ss                                    0.27    06/15/2033          450,000
  4,600,000  JPMORGAN CHASE PUTTERS DRIVERS TRUST SERIES 3600-Z
             (HCFR, JPMORGAN CHASE BANK LOC)+++/-ss                                             0.38    01/01/2016        4,600,000
  4,195,000  LANCASTER TOWN NY INDUSTRIAL DEVELOPMENT AGENCY CIVIC FACILITIES
             GREENFIELD MANOR PROJECT (HCFR, MANUFACTURERS & TRADERS TRUST BANK LOC)+/-ss       0.34    11/01/2032        4,195,000
  1,100,000  LONG ISLAND POWER AUTHORITY NY ELECTRIC SYSTEM SUBSERIES 1-B
             (ELECTRIC REVENUE, STATE STREET CORPORATION)+/-ss                                  0.26    05/01/2033        1,100,000
 10,000,000  METROPOLITAN TRANSPORTATION AUTHORITY NY REVENUE ANTICIPATION NOTES
             (TRANSIT REVENUE)                                                                  2.00    12/31/2010       10,066,495

          8 Wells Fargo Advantage New York Municipal Money Market Fund


                             Portfolio of Investments--July 31, 2010 (Unaudited)

                                                                                              INTEREST   MATURITY
 PRINCIPAL   SECURITY NAME                                                                      RATE       DATE          VALUE
-----------  -------------                                                                    --------  ----------  ---------------
NEW YORK (continued)
$11,650,000  METROPOLITAN TRANSPORTATION AUTHORITY NY ROCS-RR-II-R-11711
             (TRANSIT REVENUE, FSA INSURED)+++/-ss                                              0.30%   11/15/2027  $    11,650,000
  1,000,000  METROPOLITAN TRANSPORTATION AUTHORITY NY ROCS-RR-II-R-594PB
             (TRANSIT REVENUE, CITIBANK NA)+++/-ss                                              0.30    11/15/2013        1,000,000
  5,200,000  NEW YORK CITY MUNICIPAL WATER FINANCE AUTHORITY
             (WATER REVENUE, BANK OF NOVA SCOTIA LOC)+/-ss                                      0.18    06/15/2038        5,200,000
  3,820,000  NEW YORK CITY NY CAPITAL RESOURCE CORPORATE LOAN ENHANCED
             ASSISTANCE SERIES A (HCFR, BANK OF AMERICA NA LOC)+/-ss                            0.24    01/01/2026        3,820,000
  3,600,000  NEW YORK CITY NY CAPITAL RESOURCE CORPORATION LOAN ENHANCED ASSISTANCE SERIES A
             (PRIVATE SCHOOL REVENUE, BANK OF AMERICA NA LOC)+/-ss                              0.40    05/01/2037        3,600,000
  3,100,000  NEW YORK CITY NY INDUSTRIAL DEVELOPMENT AGENCY CIVIC FACILITIES NEW YORK
             LAW SCHOOL SERIES B-1 (COLLEGE & UNIVERSITY REVENUE, TD BANK NA LOC)+/-ss          2.50    07/01/2036        3,100,000
  4,400,000  NEW YORK CITY NY INDUSTRIAL DEVELOPMENT AGENCY CIVIC FACILITIES SEPHARDIC
             COMMUNITY YOUTH CENTER (LEASE REVENUE, M&T BANK LOC)+/-ss                          0.33    06/01/2028        4,400,000
  3,100,000  NEW YORK CITY TRANSITIONAL FINANCE AUTHORITY (TAX INCREMENTAL REVENUE,
             DEXIA INSURED)+/-ss                                                                0.40    11/01/2022        3,100,000
  4,700,000  NEW YORK CONVENTION CENTER DEVELOPMENT CORPORATION SERIES 3095
             (TAX REVENUE, AMBAC INSURED)+/-ss                                                  0.28    05/14/2014        4,700,000
  7,900,000  NEW YORK CONVENTION CENTER DEVELOPMENT CORPORATION SERIES 3095
             (TAX REVENUE, AMBAC INSURED)+/-ss                                                  0.28    11/15/2044        7,900,000
 10,000,000  NEW YORK METROPOLITAN TRANSPORTATION AUTHORITY (TRANSPORTATION REVENUE,
             BANK OF NOVA SCOTIA LOC)+/-ss                                                      0.20    11/01/2026       10,000,000
  6,085,000  NEW YORK METROPOLITAN TRANSPORTATION AUTHORITY SERIES G
             (TRANSPORTATION REVENUE, BANQUE NATIONALE PARIS LOC)+/-ss                          0.18    11/01/2026        6,085,000
  5,000,000  NEW YORK NY CITY HOUSING DEVELOPMENT CORPORATION (HOUSING REVENUE)+/-ss            0.53    11/01/2040        5,000,000
  3,940,000  NEW YORK NY CITY HOUSING DEVELOPMENT CORPORATION 1405 FIFTH AVENUE
             APARTMENTS SERIES A (HOUSING REVENUE, CITIBANK NA LOC)+/-ss                        0.29    07/01/2039        3,940,000
  4,035,000  NEW YORK NY CITY HOUSING DEVELOPMENT CORPORATION 1904 VYSE
             AVENUE APARTMENTS SERIES A (HOUSING REVENUE, FNMA INSURED)+/-ss                    0.25    01/15/2038        4,035,000
  3,400,000  NEW YORK NY CITY HOUSING DEVELOPMENT CORPORATION 2007 LAFONTAINE
             AVENUE SERIES A (HOUSING REVENUE, CITIBANK NA LOC)+/-ss                            0.29    06/01/2037        3,400,000
  1,925,000  NEW YORK NY CITY HOUSING DEVELOPMENT CORPORATION 550 EAST 170TH STREET
             APARTMENTS SERIES A (HOUSING REVENUE, BANK OF AMERICA NA LOC)+/-ss                 0.29    05/01/2042        1,925,000
 11,200,000  NEW YORK NY CITY HOUSING DEVELOPMENT CORPORATION BRUCKNER SERIES A
             (HOUSING REVENUE, BANK OF AMERICA NA LOC)+/-ss                                     0.25    11/01/2048       11,200,000
  2,500,000  NEW YORK NY CITY HOUSING DEVELOPMENT CORPORATION OGDEN AVENUE
             APARTMENTS II SERIES A (HOUSING REVENUE, FNMA INSURED)+/-ss                        0.25    03/01/2038        2,500,000
  9,045,000  NEW YORK NY CITY HOUSING DEVELOPMENT CORPORATION SERIES C-4
             (HOUSING REVENUE)+/-ss                                                             0.26    05/01/2015        9,045,000
  2,800,000  NEW YORK NY CITY HOUSING DEVELOPMENT CORPORATION WEST END TOWERS SERIES A
             (HOUSING REVENUE, FNMA INSURED)+/-ss                                               0.25    05/15/2034        2,800,000
  1,615,000  NEW YORK NY CITY INDUSTRIAL DEVELOPMENT AGENCY CIVIC FACILITIES FRENCH
             INSTITUTION ALLIANCE (IDR, MANUFACTURERS & TRADERS TRUST BANK LOC)+/-ss            0.53    02/01/2035        1,615,000
  4,500,000  NEW YORK NY CITY INDUSTRIAL DEVELOPMENT AGENCY NEW YORK STOCK EXCHANGE
             PROJECT SERIES B (IDR, BANK OF AMERICA NA LOC)+/-ss                                0.24    05/01/2033        4,500,000
  7,085,000  NEW YORK NY CITY MUNICIPAL WATER FINANCE AUTHORITY PUTTERS SERIES 1263
             (WATER & SEWER REVENUE, FSA INSURED)+++/-ss                                        0.28    06/15/2013        7,085,000
    145,000  NEW YORK NY CITY MUNICIPAL WATER FINANCE AUTHORITY PUTTERS SERIES 1289
             (WATER & SEWER REVENUE, JPMORGAN CHASE BANK LOC)+++/-ss                            0.28    12/15/2013          145,000
 10,445,000  NEW YORK NY CITY TRANSITIONAL FINANCE AUTHORITY NYC RECOVERY SERIES 3 (TAX
             REVENUE)+/-ss                                                                      0.40    11/01/2022       10,445,000
  3,750,000  NEW YORK NY CITY TRUST CULTURAL RESEARCH LINCOLN CENTER FOR THE ARTS SERIES B-1
             (OTHER REVENUEE, US BANK NA LOC)+/-ss                                              0.23    11/01/2038        3,750,000
  1,900,000  NEW YORK NY SUBSERIES A-10 (OTHER REVENUE, JPMORGAN CHASE BANK LOC)+/-ss           0.23    08/01/2016        1,900,000
  5,100,000  NEW YORK NY SUBSERIES A-10 (PROPERTY TAX REVENUE, JP MORGAN CHASE BANK
             LOC)+/-ss                                                                          0.23    08/01/2017        5,100,000
  6,100,000  NEW YORK NY SUBSERIES A-5 (OTHER REVENUE, KBC BANK NV LOC)+/-ss                    0.20    08/01/2015        6,100,000
  5,600,000  NEW YORK NY SUBSERIES B-2 (OTHER REVENUE, JPMORGAN CHASE BANK LOC)+/-ss            0.23    08/15/2020        5,600,000
  4,300,000  NEW YORK NY SUBSERIES B-2 (PROPERTY TAX REVENUE, JPMORGAN CHASE BANK LOC)+/-ss     0.23    08/15/2018        4,300,000

          Wells Fargo Advantage New York Municipal Money Market Fund 9


Portfolio of Investments--July 31, 2010 (Unaudited)

                                                                                              INTEREST   MATURITY
 PRINCIPAL   SECURITY NAME                                                                      RATE       DATE          VALUE
-----------  -------------                                                                    --------  ----------  ---------------
NEW YORK (continued)
$ 3,900,000  NEW YORK NY SUBSERIES B-2 (PROPERTY TAX REVENUE, JPMORGAN CHASE BANK LOC)+/-ss     0.23%   08/15/2019  $     3,900,000
  6,500,000  NEW YORK NY SUBSERIES E-4 (OTHER REVENUE, FORTIS BANQUE LOC)+/-ss                  0.28    08/01/2021        6,500,000
  1,300,000  NEW YORK NY SUBSERIES F-4 (PROPERTY TAX REVENUE, ROYAL BANK OF SCOTLAND)+/-ss      0.25    08/01/2034        1,300,000
  6,450,000  NEW YORK NY SUBSERIES H-1 (PROPERTY TAX REVENUE, DEXIA CREDIT SA LOC)+/-ss         0.30    01/01/2036        6,450,000
  1,500,000  NEW YORK NY SUBSERIES H-2 (PROPERTY TAX REVENUE, DEXIA CREDIT SA LOC)+/-ss         0.27    01/01/2036        1,500,000
  9,505,000  NEW YORK NY SUBSERIES H-4 (PROPERTY TAX REVENUE, BANK OF NEW YORK MELLON
             CORPORATION LOC)+/-ss                                                              0.20    03/01/2034        9,505,000
  5,000,000  NEW YORK NY SUBSERIES I-7 (PROPERTY TAX REVENUE, BANK OF AMERICA NA LOC)+/-ss      0.28    04/01/2036        5,000,000
    400,000  NEW YORK NY SUBSERIES J-3 (PROPERTY TAX REVENUE, JPMORGAN CHASE BANK LOC)+/-ss     0.24    02/15/2016          400,000
  2,100,000  NEW YORK NY SUBSERIES L-4 (PROPERTY TAX REVENUE, US BANK NA LOC)+/-ss              0.25    04/01/2038        2,100,000
  3,150,000  NEW YORK STATE DORMITORY AUTHORITY ECLIPSE FUNDING TRUST 2006-0029 SOLAR
             ECLIPSE (HCFR, US BANK NA LOC)+++/-ss                                              0.27    02/15/2012        3,150,000
  9,000,000  NEW YORK STATE DORMITORY AUTHORITY NORTH SHORE LI JEWISH SERIES B
             (COLLEGE & UNIVERSITY REVENUE, TD BANK NA LOC)+/-ss                                0.20    07/01/2039        9,000,000
  3,000,000  NEW YORK STATE DORMITORY AUTHORITY NORTHERN WESTCHESTER ASSOCIATION
             (HCFR, TD BANK NA LOC)+/-ss                                                        0.22    11/01/2034        3,000,000
  4,500,000  NEW YORK STATE DORMITORY AUTHORITY NY LAW SCHOOL
             (COLLEGE & UNIVERSITY REVENUE, TD BANK NA LOC)+/-ss                                0.23    07/01/2038        4,500,000
  9,500,000  NEW YORK STATE DORMITORY AUTHORITY ROCKEFELLER UNIVERSITY SERIES B
             (COLLEGE & UNIVERSITY REVENUE, US BANK NA LOC)+/-ss                                0.24    07/01/2039        9,500,000
    380,000  NEW YORK STATE HOUSING FINANCE AGENCY 10 LIBERTY SERIES A
             (HOUSING REVENUE, FHLMC INSURED)+/-ss                                              0.26    05/01/2035          380,000
  1,500,000  NEW YORK STATE HOUSING FINANCE AGENCY AVALON BOWERY PLACE SERIES II-A
             (HOUSING REVENUE, BANK OF AMERICA NA LOC)+/-ss                                     0.31    11/01/2039        1,500,000
  3,800,000  NEW YORK STATE HOUSING FINANCE AGENCY COLLEGE ARMS SERIES A
             (HOUSING REVENUE, FHLMC INSURED)+/-ss                                              0.25    05/01/2048        3,800,000
  3,300,000  NEW YORK STATE HOUSING FINANCE AGENCY RIP VAN WINKLE HOUSE SERIES A
             (HOUSING REVENUE, FHLMC INSURED)+/-ss                                              0.31    11/01/2034        3,300,000
  2,500,000  NEW YORK STATE HOUSING FINANCE AGENCY VICTORY HOUSING SERIES 2004-A
             (HOUSING REVENUE, FHLMC INSURED)+/-ss                                              0.26    11/01/2033        2,500,000
 19,900,000  NEW YORK STATE HOUSING FINANCE AGENCY WEST 23RD STREET SERIES A
             (HOUSING REVENUE, FHLMC INSURED)+/-ss                                              0.24    05/15/2033       19,900,000
    700,000  NEW YORK STATE HOUSING FINANCE AGENCY WEYANT GREEN APARTMENTS SERIES A
             (HOUSING REVENUE, FNMA INSURED)+/-ss                                               0.26    05/15/2037          700,000
  1,200,000  NEW YORK STATE MORTGAGE AGENCY HOMEOWNER MORTGAGE SERIES 132
             (HOUSING REVENUE, DEXIA CREDIT SA SPA)+/-ss                                        0.35    04/01/2037        1,200,000
  3,515,000  NEW YORK STATE MORTGAGE AGENCY ROCS-RR-II-R-11706
             (HOUSING REVENUE, CITIBANK NA LOC)+++/-ss                                          0.34    10/01/2024        3,515,000
  6,000,000  ONEIDA NY SCHOOL DISTRICT BOND ANTICIPATION NOTES
             (PUBLIC FACILITIES REVENUE)                                                        1.50    10/29/2010        6,007,435
  2,880,000  OYSTER BAY NY BOND ANTICIPATION NOTES (PUBLIC FACILITIES REVENUE)                  1.25    08/12/2011        2,906,899
  9,865,000  PUTTABLE FLOATING OPTION TAX-EXEMPT RECEIPTS PT-4564
             (OTHER REVENUE, FHLMC INSURED)+/-ss                                                0.37    06/02/2021        9,865,000
    960,000  SOUTHEAST NY INDUSTRIAL DEVELOPMENT AGENCY DAIRY CONVEYOR CORPORATION PROJECT
             (IDR, JPMORGAN CHASE BANK LOC)+++/-ss                                              0.28    11/01/2015          960,000
  1,425,000  STEUBEN COUNTY NY INDUSTRIAL DEVELOPMENT AGENCY CIVIC FACILITIES CORNING
             HOSPITAL CENTER (IDR, MANUFACTURERS & TRADERS TRUST BANK LOC)+/-ss                 0.53    12/18/2032        1,425,000
  2,345,000  STEUBEN COUNTY NY INDUSTRIAL DEVELOPMENT AGENCY CIVIC FACILITIES
             GUTHRIE CORNING (IDR, MANUFACTURERS & TRADERS TRUST BANK LOC)+/-ss                 0.53    12/18/2032        2,345,000
  9,450,000  TOMPKINS COUNTY NY INDUSTRIAL DEVELOPMENT AGENCY CIVIC FACILITIES
             SERIES A (IDR, MANUFACTURERS & TRADERS TRUST BANK LOC)+/-ss                        0.38    03/01/2030        9,450,000
  3,830,000  TRIBOROUGH BRIDGE & TUNNEL AUTHORITY NEW YORK MUNICIPAL SECURITIES
             TRUST RECEIPTS SGC-54 CLASS A (HIGHWAY REVENUE, SOCIETE GENERALE LOC)+++/-ss       0.28    01/01/2032        3,830,000
  4,295,000  TRIBOROUGH BRIDGE & TUNNEL AUTHORITY NEW YORK SERIES A
             (HIGHWAY REVENUE, DEXIA CREDIT SA SPA)+/-ss                                        0.30    11/01/2035        4,295,000

10  Wells Fargo Advantage New York Municipal Money Market Fund


                             Portfolio of Investments--July 31, 2010 (Unaudited)

                                                                                              INTEREST   MATURITY
 PRINCIPAL   SECURITY NAME                                                                      RATE       DATE          VALUE
-----------  -------------                                                                    --------  ----------  ---------------
NEW YORK (continued)
$ 4,275,000  UPSTATE TELECOMMUNICATIONS CORPORATION NEW YORK INFORMATION TECHNOLOGY
             (OTHER REVENUE, MANUFACTURERS & TRADERS LOC)+/-ss                                  0.33%   03/01/2020  $     4,275,000
                                                                                                                        362,831,615
                                                                                                                    ---------------
PENNSYLVANIA: 0.48%
  2,050,000  LOWER MERION PA SCHOOL DISTRICT CAPITAL PROJECT SERIES A (EDUCATION
             REVENUE)+/-ss                                                                      0.25    04/01/2027        2,050,000
                                                                                                                    ---------------
PUERTO RICO: 7.16%
  1,985,000  BRANCH BANKING & TRUST MUNICIPAL TRUST SERIES 2006
             (ELECTRIC REVENUE, BRANCH BANKING & TRUST LOC)+/-ss                                0.30    06/25/2027        1,985,000
    400,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-627A
             (SALES TAX REVENUE, AMBAC INSURED)+/-ss                                            0.28    08/01/2050          400,000
  3,715,000  PUERTO RICO COMMONWEALTH ROC-II-R-185 (OTHER REVENUE, FGIC INSURED)+++/-ss         0.26    07/01/2012        3,715,000
  6,180,000  PUERTO RICO ELECTRIC POWER AUTHORITY MUNICIPAL SECURITIES TRUST
             RECEIPTS SGC-57 CLASS A (ELECTRIC REVENUE, FSA INSURED)+++/-ss                     0.28    07/01/2029        6,180,000
  3,500,000  PUERTO RICO ELECTRIC POWER AUTHORITY MUNICIPAL SECURITIES TRUST
             RECEIPTS-SGC-36 CLASS A (ELECTRIC REENUE, SOCIETE GENERALE LOC)+++/-ss             0.28    07/01/2032        3,500,000
  4,875,000  PUERTO RICO SALES TAX CORPORATE FINANCING ROCS-RR-II-R-11778
             (SALES TAX REVENUE, CITIBANK NA LOC)+++/-ss                                        0.29    08/01/2047        4,875,000
  6,000,000  PUERTO RICO SALES TAX CORPORATE FINANCING ROCS-RR-II-R-11779
             (SALES TAX REVENUE, CITIBANK NA LOC)+++/-ss                                        0.29    12/01/2047        6,000,000
  2,230,000  PUTTABLE FLOATING OPTION TAX-EXEMPT RECEIPTS CLASS C-PPT-1001
             (OTHER REVENUE, FHLMC INSURED)+++/-ss                                              0.31    03/01/2040        2,230,000
  1,980,000  PUTTABLE FLOATING OPTION TAX-EXEMPT RECEIPTS PT-4147
             (OTHER REVENUE, FGIC INSURED)+++/-ss                                               0.52    07/01/2033        1,980,000
                                                                                                                         30,865,000
                                                                                                                    ---------------
TEXAS: 4.06%
    525,000  HARRIS COUNTY TX INDUSTRIAL DEVELOPMENT CORPORATION (PCR)+/-ss                     0.12    03/01/2024          525,000
  3,050,000  HARRIS COUNTY TX INDUSTRIAL DEVELOPMENT CORPORATION DEER PARK
             REFINING (RESOURCE RECOVERY REVENUE)+/-ss                                          0.26    03/01/2023        3,050,000
  4,500,000  PORT ARTHUR TX NAVAL DISTRICT ENVIRONMENTAL FACILITIES MOTIVA
             ENTERPRISES PROJECT SERIES B (RESOURCE RECOVERY REVENUE)+/-ss                      0.27    04/01/2040        4,500,000
    100,000  PORT ARTHUR TX NAVAL DISTRICT ENVIRONMENTAL FACILITIES MOTIVA
             ENTERPRISES PROJECT SERIES B (RESOURCE RECOVERY REVENUE)+/-ss                      0.27    06/01/2040          100,000
  2,300,000  PORT ARTHUR TX NAVAL DISTRICT ENVIRONMENTAL FACILITIES MOTIVA
             ENTERPRISES PROJECT SERIES C (RESOURCE RECOVERY REVENUE)+/-ss                      0.27    04/01/2040        2,300,000
  7,000,000  TEXAS STATE TAX & REVENUE ANTICIPATION NOTES (OTHER REVENUE)                       2.50    08/31/2010        7,011,232
                                                                                                                         17,486,232
                                                                                                                    ---------------
TOTAL MUNICIPAL BONDS & NOTES (COST $432,885,847)                                                                       432,885,847
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $432,885,847)*                                           100.47%                                                  432,885,847
OTHER ASSETS AND LIABILITIES, NET                               (0.47)                                                   (2,006,977)
                                                               ------                                               ---------------
TOTAL NET ASSETS                                               100.00%                                              $   430,878,870
                                                               ------                                               ---------------

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-     Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

(o)(o)  Credit enhancement is provided by a non-controlled affiliate.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

          Wells Fargo Advantage New York Municipal Money Market Fund 11


Statement of Assets and Liabilities--July 31, 2010 (Unaudited)

ASSETS
   Investments in unaffiliated securities, at amortized cost ..   $432,885,847
   Cash .......................................................         63,914
   Receivable for securities sold .............................        487,000
   Interest receivable ........................................        445,656
   Receivable from advisor ....................................         89,296
   Prepaid expenses and other assets ..........................         21,374
                                                                  ------------
Total assets ..................................................    433,993,087
                                                                  ------------
LIABILITIES
   Dividends payable ..........................................            233
   Payable for securities purchased ...........................      2,906,899
   Distribution fees payable ..................................        145,296
   Due to other related parties ...............................         15,907
   Accrued expenses and other liabilities .....................         45,882
                                                                  ------------
Total liabilities .............................................      3,114,217
                                                                  ------------
NET ASSETS ....................................................   $430,878,870
                                                                  ============
NET ASSETS REPRESENTED BY
   Paid-in capital ............................................   $430,854,374
   Undistributed net investment income ........................         23,245
   Accumulated net realized gains on investments ..............          1,251
                                                                  ------------
TOTAL NET ASSETS ..............................................   $430,878,870
                                                                  ============
COMPUTATION OF NET ASSET VALUE PER SHARE(1)
   Net assets - Class A .......................................   $ 16,600,241
   Shares outstanding - Class A ...............................     16,570,396
   Net asset value per share - Class A ........................   $       1.00
   Net assets - Service Class .................................   $ 15,749,405
   Shares outstanding - Service Class .........................     15,755,329
   Net asset value per share - Service Class ..................   $       1.00
   Net assets - Sweep Class ...................................   $398,529,224
   Shares outstanding - Sweep Class ...........................    398,541,731
   Net asset value per share - Sweep Class ....................   $       1.00
                                                                  ------------

----------
(1.) The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

          12 Wells Fargo Advantage New York Municipal Money Market Fund


  Statement of Operations--For the Six Months Ended July 31, 2010(1) (Unaudited)

INVESTMENT INCOME
   Interest ............................................   $   698,004
                                                           -----------
EXPENSES
   Advisory fee ........................................       828,265
   Administration fees
      Fund level .......................................       128,366
      Class A ..........................................         2,196
      Service Class ....................................           879
      Sweep Class ......................................        51,593
   Custody and accounting fees .........................        48,908
   Shareholder servicing fees
      Class A ..........................................        23,400
      Service Class ....................................         1,729
      Sweep Class ......................................     1,127,652
   Distribution fees
      Sweep Class ......................................        74,110
   Professional fees ...................................        18,284
   Registration fees ...................................        19,423
   Shareholder reports expenses ........................        18,550
   Trustees' fees and expenses .........................         8,744
   Transfer agent fees .................................        40,870
   Other fees and expenses .............................         7,618
                                                           -----------
Total expenses .........................................     2,400,587
                                                           -----------
LESS
   Expense reductions ..................................          (100)
   Fee waivers and/or expense reimbursements ...........    (1,720,663)
                                                           -----------
   Net expenses ........................................       679,824
                                                           -----------
Net investment income ..................................        18,180
NET REALIZED GAINS FROM UNAFFILIATED SECURITIES ........         1,542
                                                           -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...   $    19,722
                                                           -----------

----------
(1.) Effective at the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen New York Municipal Money Market Fund. Evergreen New York Municipal Money Market Fund was the accounting and performance survivor in this transaction. The information for the period prior to July 12, 2010 is that of Evergreen New York Municipal Money Market Fund.

The accompanying notes are an integral part of these financial statements.

          Wells Fargo Advantage New York Municipal Money Market Fund 13


Statements of Changes in Net Assets

                                                   For the Six Months
                                                 Ended July 31, 2010(1)             For the Year Ended
                                                       (Unaudited)                  January 31, 2010(1)
                                              ----------------------------   --------------------------------
OPERATIONS
   Net investment income ..................                  $      18,180                    $       154,300
   Net realized gains on investments ......                          1,542                              2,419
                                                             -------------                    ---------------
Net increase in net assets
   resulting from operations ..............                         19,722                            156,719
                                                             -------------                    ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A .............................                           (794)                            (8,072)
      Service Class .......................                           (569)                          (124,722)
      Sweep Class .........................                        (20,042)                           (21,512)
                                                             -------------                    ---------------
Total distribution to shareholders
                                                                   (21,405)                          (154,306)
                                                             -------------                    ---------------

                                                 SHARES                          SHARES
                                              ------------                   --------------
CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold
      Class A .............................     18,957,816      18,957,816       48,525,578        48,525,578
      Service Class .......................     28,916,857      28,916,857    1,531,873,883     1,531,873,883
      Sweep Class .........................    646,213,369     646,213,369       57,193,788        57,193,788
                                              ------------   -------------   --------------   ---------------
                                                               694,088,042                      1,637,593,249
                                              ------------   -------------   --------------   ---------------
   Net asset value of shares issued
      in reinvestment of distributions ....             --
      Class A .............................            676             676            7,271             7,271
      Service Class .......................             84              84          124,722           124,722
      Sweep Class .........................         19,933          19,933            3,726             3,726
                                              ------------   -------------   --------------   ---------------
                                                                    20,693                            135,719
                                              ------------   -------------   --------------   ---------------
   Payment for shares redeemed ............             --
      Class A .............................    (20,603,758)    (20,603,758)     (55,884,650)      (55,884,650)
      Service Class .......................    (22,934,454)    (22,934,454)  (1,485,463,944)   (1,485,463,944)
      Sweep Class .........................   (651,843,506)   (651,843,506)     (59,672,551)      (59,672,551)
                                              ------------   -------------   --------------   ---------------
                                                              (695,381,718)                    (1,601,021,145)
                                              ------------   -------------   --------------   ---------------
Net increase (decrease) in net assets
   resulting from capital share
   transactions ...........................                     (1,272,983)                        36,707,823
                                              ------------   -------------   --------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ...                     (1,274,666)                        36,710,236
                                              ============   =============   ==============   ===============
NET ASSETS
Beginning of period .......................                    432,153,536                        395,443,300
                                              ------------   -------------   --------------   ---------------
END OF PERIOD .............................                  $ 430,878,870                    $   432,153,536
                                              ============   =============   ==============   ===============
Undistributed net investment income .......                  $      23,245                    $        26,470
                                              ------------   -------------   --------------   ---------------

----------
(1.) Effective at the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen New York Municipal Money Market Fund. Evergreen New York Municipal Money Market Fund was the accounting and performance survivor in this transaction. The information for the period prior to July 12, 2010 is that of Evergreen New York Municipal Money Market Fund.

The accompanying notes are an integral part of these financial statements.

         14 Wells Fargo Advantage New York Municipal Money Market Fund


                                                            Financial Highlights

                                                    Beginning                Distributions    Ending
                                                    Net Asset       Net         from Net     Net Asset
                                                    Value Per   Investment     Investment    Value Per
                                                      Share       Income         Income        Share
                                                    ---------   ----------   -------------   ---------
NEW YORK MUNICIPAL MONEY MARKET FUND(3)
Class A(4)
February 1, 2010 to July 31, 2010 (Unaudited) ...     $1.00        0.00(1)      (0.00)(1)      $1.00
February 1, 2009 to January 31, 2010 ............     $1.00        0.00(1)      (0.00)(1)      $1.00
February 1, 2008 to January 31, 2009 ............     $1.00        0.01         (0.01)         $1.00
February 1, 2007 to January 31, 2008 ............     $1.00        0.03         (0.03)         $1.00
February 1, 2006 to January 31, 2007 ............     $1.00        0.03         (0.03)         $1.00
February 1, 2005 to January 31, 2006 ............     $1.00        0.02         (0.02)         $1.00
Service Class(5)
February 1, 2010 to July 31, 2010 (Unaudited) ...     $1.00        0.00(1)      (0.00)(1)      $1.00
February 1, 2009 to January 31, 2010 ............     $1.00        0.00(1)      (0.00)(1)      $1.00
February 1, 2008 to January 31, 2009 ............     $1.00        0.02         (0.02)         $1.00
February 1, 2007 to January 31, 2008 ............     $1.00        0.03         (0.03)         $1.00
February 1, 2006 to January 31, 2007 ............     $1.00        0.03         (0.03)         $1.00
February 1, 2005 to January 31, 2006 ............     $1.00        0.02         (0.02)         $1.00
Sweep Class(6)
February 1, 2010 to July 31, 2010 (Unaudited) ...     $1.00        0.00(1)      (0.00)(1)      $1.00
February 1, 2009 to January 31, 2010 ............     $1.00        0.00(1)      (0.00)(1)      $1.00
February 1, 2008 to January 31, 2009 ............     $1.00        0.01         (0.01)         $1.00
February 1, 2007 to January 31, 2008 ............     $1.00        0.03         (0.03)         $1.00
February 1, 2006 to January 31, 2007 ............     $1.00        0.03         (0.03)         $1.00
February 1, 2005 to January 31, 2006 ............     $1.00        0.02         (0.02)         $1.00

----------
(1.) Amount represents less than $0.005 per share.

(2.) Total return calculations would have been lower had certain expense not been waived or reimbursed during periods shown. Returns for periods less than one year are not annualized.

(3.) Effective at the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen New York Municipal Money Market Fund. Evergreen New York Municipal Money Market Fund was the accounting and performance survivor in this transaction.

(4.) The financial highlights for the periods prior to July 12, 2010 are those of Class A of Evergreen New York Municipal Money Market Fund.

(5.) The financial highlights for the periods prior to July 12, 2010 are those of Class I of Evergreen New York Municipal Money Market Fund.

(6.) The financial highlights for the periods prior to July 12, 2010 are those of Class S of Evergreen New York Municipal Money Market Fund.

The accompanying notes are an integral part of these financial statements.

         Wells Fargo Advantage New York Municipal Money Market Fund 15


Financial Highlights

           Ratio to Average
       Net Assets (Annualized)
-------------------------------------                Net Assets at
 Net Investment     Gross      Net        Total      End of Period
     Income       Expenses   Expenses   Return(2)   (000's omitted)
---------------   --------   --------   ---------   ---------------


      0.01%         0.84%      0.31%       0.00%        $ 16,600
      0.04%         0.88%      0.55%       0.04%        $ 18,245
      1.36%         0.85%      0.85%       1.41%        $ 25,597
      2.84%         0.86%      0.86%       2.92%        $ 51,071
      2.72%         0.86%      0.86%       2.88%        $ 47,842
      1.71%         0.87%      0.86%       1.84%        $ 40,856

      0.01%         0.57%      0.32%       0.00%        $ 15,749
      0.15%         0.58%      0.44%       0.14%        $  9,766
      1.69%         0.55%      0.55%       1.71%        $ 12,241
      3.13%         0.56%      0.56%       3.23%        $ 18,163
      2.98%         0.56%      0.56%       3.18%        $ 60,677
      2.26%         0.58%      0.57%       2.15%        $ 11,915

      0.01%         1.15%      0.32%       0.00%        $398,529
      0.03%         1.17%      0.53%       0.03%        $404,142
      1.06%         1.16%      1.14%       1.12%        $357,605
      2.54%         1.16%      1.16%       2.61%        $273,501
      2.41%         1.16%      1.16%       2.57%        $249,845
      1.46%         1.17%      1.16%       1.54%        $245,347

          16 Wells Fargo Advantage New York Municipal Money Market Fund


                                       Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Wells Fargo Advantage New York Municipal Money Market Fund (the "Fund") is a diversified series of the Trust.

Effective at the close of business on July 9, 2010, the net assets of Evergreen New York Municipal Money Market Fund were acquired by the Fund in an exchange for shares of the Fund. Class A, Class S and Class I shares of Evergreen New York Municipal Money Market Fund received Class A, Sweep Class and Service Class shares, respectively, of the Fund. As Evergreen New York Municipal Money Market Fund contributed the majority of the net assets and shareholders to the Fund, the accounting and performance history of Evergreen New York Municipal Money Market Fund has been carried forward.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

SECURITIES VALUATION

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

FEDERAL AND OTHER TAXES

The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund's income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

          Wells Fargo Advantage New York Municipal Money Market Fund 17


Notes to Financial Statements (Unaudited)

For income tax purposes, capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of January 31, 2010, the Fund incurred and elected to defer post-October losses of $291.

CLASS ALLOCATIONS

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund's investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

-    Level 1 - quoted prices in active markets for identical securities

- Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2010, all of the Fund's investments in securities carried at fair value were designated as Level 2 inputs. Further details on the major security types can be found in the Fund's Portfolio of Investments.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is paid an annual advisory fee starting at 0.30% and declining to 0.20% as the average daily net assets of the Fund increase. Prior to July 12, 2010, the Fund's predecessor fund, Evergreen New York Municipal Money Market Fund, paid an advisory fee to Evergreen Investment Management Company, LLC ("EIMC"), a subsidiary of Wells Fargo & Company, an annual fee which started at 0.40% and declined to 0.30% as the average daily net assets of the predecessor fund increased. For the six months ended July 31, 2010, the advisory fee was equivalent to an annual rate of 0.39% of the Fund's average daily net assets.

Funds Management may retain the services of certain investment sub-advisors to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the advisor and do not increase the overall fees paid by the fund to the advisor.

Wells Capital Management Incorporated an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company is the sub-adviser to the Fund.

          18 Wells Fargo Advantage New York Municipal Money Market Fund


                                       Notes to Financial Statements (Unaudited)

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund the following annual fees:

                                          Administration Fees
                         Average Daily       (% of Average
                          Net Assets       Daily Net Assets)
                       ----------------   -------------------
Fund level             First $5 billion           0.05%
                        Next $5 billion           0.04
                       Over $10 billion           0.03
Class A, Sweep Class   All asset levels           0.22
Service Class          All asset levels           0.12

Prior to July 12, 2010, the predecessor fund paid EIMC a fund level administrator fee at an annual rate determined by applying percentage rates to the combined average daily net assets of the Evergreen money market funds which started at 0.06% and declined to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds increased.

Funds Management and/or EIMC contractually and voluntarily waived and/or reimbursed advisory and administration fees during the six months ended July 31, 2010 to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management and/or EIMC were made first from fund level expenses on a proportionate basis and then from class specific expenses.

Prior to July 12, 2010, the predecessor fund paid Evergreen Service Company, LLC, an affiliate of EIMC and a subsidiary of Wells Fargo & Company, a transfer and dividend disbursing agent fee.

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan for the Sweep Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of Fund, at an annual rate of 0.35% of the average daily net assets of Sweep Class.

SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each class is charged a fee at an annual rate of 0.25% of its average daily net assets. Prior to July 12, 2010, Class A shares of the predecessor fund were charged a fee at an annual rate of 0.30% of its average daily net assets. Prior to July 12, 2010, Service Class was not charged a fee but Sweep Class was charged a fee at an annual rate of 0.60% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo & Company.

5. EXPENSE REDUCTIONS

Through expense offset arrangements with the Funds' custodian, a portion of fund expenses may have been reduced.

6. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

7. INDEMNIFICATION

Under the Trust's organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

          Wells Fargo Advantage New York Municipal Money Market Fund 19


Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or by visiting the SEC Web site at WWW.SEC.GOV.

SPECIAL MEETING OF SHAREHOLDERS

On July 6, 2010, a Special Meeting of Shareholders for the Evergreen New York Municipal Money Market Fund was held to consider the following proposal. The results of the proposal are indicated below.

PROPOSAL 1 - To approve the proposed reorganization of the Evergreen New York Municipal Money Market Fund into Wells Fargo Advantage New York Municipal Money Market Fund, a newly created series of Wells Fargo Funds Trust, a Delaware statutory trust:

Net assets voted "For"       $174,961,654
Net assets voted "Against"   $ 10,472,302
Net assets voted "Abstain"   $ 24,517,267

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund's Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) at least as frequently as monthly, on a 7-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, the Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust") and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information(1) of each Fund. Each of the Trustees and Officers listed below acts in identical capacities for each of the 132 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"), except that the person occupying the office of Treasurer varies for specified Funds. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INDEPENDENT TRUSTEES

                             Position Held and
Name and Age                Length of Service(2)        Principal Occupations During Past Five Years      Other Directorships
------------             -------------------------  ----------------------------------------------------  -------------------
Peter G. Gordon          Trustee, since 1998;       Co-Founder, Chairman, President and CEO of Crystal    None
67                       Chairman, since 2005       Geyser. Water Company.
                         (Lead Trustee since 2001)

Isaiah Harris, Jr.       Advisory Board             Retired. Prior thereto, President and CEO of          CIGNA Corporation;
57                       Trustee, since 2008        BellSouth Advertising and Publishing Corp from 2005   Deluxe Corporation
                                                    to 2007, President and CEO of BellSouth Enterprises
                                                    from 2004 to 2005 and President of BellSouth
                                                    Consumer Services from 2000 to 2003. Currently a
                                                    member of the Iowa State University Foundation Board
                                                    of Governors and a member of the Advisory Board of
                                                    Iowa State University School of Business.

          20 Wells Fargo Advantage New York Municipal Money Market Fund


                                                   Other Information (Unaudited)


                             Position Held and
Name and Age                Length of Service(2)        Principal Occupations During Past Five Years      Other Directorships
------------             -------------------------  ----------------------------------------------------  -------------------
Dr. Leroy Keith, Jr.(3)  Trustee, since 2010        Chairman, Bloc Global Services (development and       Trustee, Phoenix Fund
71                                                  construction), Trustee, Phoenix Fund Complex and      Complex (consisting
                                                    Director, Diversapack Co. (packaging company).        of 46 portfolios as of
                                                    Trustee of the Evergreen Funds from 1983 to 2010.     12/31/09)
                                                    Former Managing Director, Almanac Capital Management
                                                    (commodities firm), former Partner, Stonington
                                                    Partners, Inc. (private equity fund), former
                                                    Director, Obagi Medical Products Co. and former
                                                    Director, Lincoln Educational Services.

Judith M. Johnson        Trustee, since 2008        Retired. Prior thereto, Chief Executive Officer and   None
61                                                  Chief Investment Officer of Minneapolis Employees
                                                    Retirement Fund from 1996 to 2008. Ms. Johnson is a
                                                    certified public accountant and a certified
                                                    managerial accountant.


David F. Larcker         Advisory Board             James Irvin Miller Professor of Accounting at the     None
59                       Trustee, since 2008        Graduate School of Business, Stanford University,
                                                    Director of Corporate Governance Research Program
                                                    and Co-Director of The Rock Center for Corporate
                                                    Governance since 2006. From 2005 to 2008, Professor
                                                    of Accounting at the Graduate School of Business,
                                                    Stanford University. Prior thereto, Ernst & Young
                                                    Professor of Accounting at The Wharton School,
                                                    University of Pennsylvania from 1985 to 2005.

Olivia S. Mitchell       Trustee, since 2006        Professor of Insurance and Risk Management, Wharton   None
57                                                  School, University of Pennsylvania. Director of the
                                                    Boettner Center on Pensions and Retirement Research.
                                                    Research associate and board member, Penn Aging
                                                    Research Center. Research associate, National Bureau
                                                    of Economic Research.

Timothy J. Penny         Trustee, since 1996        President and CEO of Southern Minnesota Initiative    None
58                                                  Foundation, a non-profit organization, since 2007
                                                    and Senior Fellow at the Humphrey Institute Policy
                                                    Forum at the University of Minnesota since 1995.
                                                    Member of the Board of Trustees of NorthStar
                                                    Education Finance, Inc., a non-profit organization,
                                                    since 2007.

Michael S. Scofield(3)   Trustee, since 2010        Trustee of the Evergreen Funds from 1984 to 2010.     None
67                                                  Retired Attorney, Law Offices of Michael S. Scofield
                                                    and former Director and Chairman, Branded Media
                                                    Corporation (multi-media branding company).

Donald C. Willeke        Trustee, since 1996        Principal of the law firm of Willeke & Daniels.       None
70                                                  General Counsel of the Minneapolis Employees
                                                    Retirement Fund from 1984 to present.

OFFICERS

                             Position Held and
Name and Age                Length of Service(2)        Principal Occupations During Past Five Years      Other Directorships
------------             -------------------------  ----------------------------------------------------  -------------------
Karla M. Rabusch         President, since 2003      Executive Vice President of Wells Fargo Bank, N.A.    None
51                                                  and President of Wells Fargo Funds Management, LLC
                                                    since 2003. Senior Vice President and Chief
                                                    Administrative Officer of Wells Fargo Funds
                                                    Management, LLC from 2001 to 2003.

C. David Messman         Secretary, since 2000;     Senior Vice President and Secretary of Wells Fargo    None
50                       Chief Legal Counsel,       Funds Management, LLC since 2001. Vice President and
                         since 2003                 Managing Senior Counsel of Wells Fargo Bank, N.A.
                                                    since 1996.

Kasey Phillips(4)        Treasurer, since 2009      Senior Vice President of Wells Fargo Funds            None
39                                                  Management, LLC since 2009. Senior Vice President of
                                                    Evergreen Investment Management Company, LLC from
                                                    2006 to 2010. Treasurer of the Evergreen Funds from
                                                    2005 to 2010. Vice President and Assistant Vice
                                                    President of Evergreen Investment Services, Inc.
                                                    from 1999 to 2006.

          Wells Fargo Advantage New York Municipal Money Market Fund 21


Other Information (Unaudited)

                             Position Held and
Name and Age                Length of Service(2)        Principal Occupations During Past Five Years      Other Directorships
------------             -------------------------  ----------------------------------------------------  -------------------
David Berardi(5)         Assistant Treasurer,       Vice President of Wells Fargo Funds Management, LLC   None
35                       since 2009                 since 2009. Vice President of Evergreen Investment
                                                    Management Company, LLC from 2008 to 2010. Assistant
                                                    Vice President of Evergreen Investment Services,
                                                    Inc. from 2004 to 2008. Manager of Fund Reporting
                                                    and Control for Evergreen Investment Management
                                                    Company, LLC from 2004 to 2010.

Jeremy DePalma(5)        Assistant Treasurer,       Senior Vice President of Wells Fargo Funds            None
36                       since 2009                 Management, LLC since 2009. Senior Vice President of
                                                    Evergreen Investment Management Company, LLC from
                                                    2008 to 2010. Vice President, Evergreen Investment
                                                    Services, Inc. from 2004 to 2007. Assistant Vice
                                                    President, Evergreen Investment Services, Inc. from
                                                    2000 to 2004 and the head of the Fund Reporting and
                                                    Control Team within Fund Administration form 2005 to
                                                    2010.

Debra Ann Early          Chief Compliance Officer,  Chief Compliance Officer of Wells Fargo Funds         None
46                       since 2007                 Management, LLC since 2007. Chief Compliance Officer
                                                    of Parnassus Investments from 2005 to 2007. Chief
                                                    Financial Officer of Parnassus Investments from 2004
                                                    to 2007 and Senior Audit Manager of
                                                    PricewaterhouseCoopers LLP from 1998 to 2004.

-------------
(1.) The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

(2.) Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

(3.) Effective July 9, 2010.

(4.) Effective November 1, 2009.

(5.) Treasurer during the period from June 1, 2009 to October 31, 2009.
     Assistant Treasurer effective November 1, 2009.

          22 Wells Fargo Advantage New York Municipal Money Market Fund


                                                           List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG     --  Association of Bay Area Governments
ADR      --  American Depositary Receipt
AMBAC    --  American Municipal Bond Assurance Corporation
AMT      --  Alternative Minimum Tax
ARM      --  Adjustable Rate Mortgages
BART     --  Bay Area Rapid Transit
CDA      --  Community Development Authority
CDO      --  Collateralized Debt Obligation
CDSC     --  Contingent Deferred Sales Charge
CGIC     --  Capital Guaranty Insurance Company
CGY      --  Capital Guaranty Corporation
CIFG     --  CDC (Caisse des Depots et Consignations) IXIS Financial
              Guarantee
COP      --  Certificate of Participation
CP       --  Commercial Paper
CTF      --  Common Trust Fund
DW&P     --  Department of Water & Power
DWR      --  Department of Water Resources
ECFA     --  Educational & Cultural Facilities Authority
EDFA     --  Economic Development Finance Authority
ETET     --  Eagle Tax-Exempt Trust
ETF      --  Exchange-Traded Fund
FFCB     --  Federal Farm Credit Bank
FGIC     --  Financial Guaranty Insurance Corporation
FHA      --  Federal Housing Authority
FHAG     --  Federal Housing Agency
FHLB     --  Federal Home Loan Bank
FHLMC    --  Federal Home Loan Mortgage Corporation
FNMA     --  Federal National Mortgage Association
FSA      --  Farm Service Agency
GDR      --  Global Depositary Receipt
GNMA     --  Government National Mortgage Association
GO       --  General Obligation
HCFR     --  Healthcare Facilities Revenue
HEFA     --  Health & Educational Facilities Authority
HEFAR    --  Higher Education Facilities Authority Revenue
HFA      --  Housing Finance Authority
HFFA     --  Health Facilities Financing Authority
HUD      --  Housing & Urban Development
IDA      --  Industrial Development Authority
IDAG     --  Industrial Development Agency
IDR      --  Industrial Development Revenue
LIBOR    --  London Interbank Offered Rate
LLC      --  Limited Liability Company
LOC      --  Letter of Credit
LP       --  Limited Partnership
MBIA     --  Municipal Bond Insurance Association
MFHR     --  Multi-Family Housing Revenue
MFMR     --  Multi-Family Mortgage Revenue
MMD      --  Municipal Market Data
MTN      --  Medium Term Note
MUD      --  Municipal Utility District
NATL-RE  --  National Public Finance Guarantee Corporation
PCFA     --  Pollution Control Finance Authority
PCR      --  Pollution Control Revenue
PFA      --  Public Finance Authority
PFFA     --  Public Facilities Financing Authority
plc      --  Public Limited Company
PSFG     --  Public School Fund Guaranty
R&D      --  Research & Development
RDA      --  Redevelopment Authority
RDFA     --  Redevelopment Finance Authority
REITS    --  Real Estate Investment Trusts
SFHR     --  Single Family Housing Revenue
SFMR     --  Single Family Mortgage Revenue
SLMA     --  Student Loan Marketing Association
SPDR     --  Standard & Poor's Depositary Receipts
STIT     --  Short-Term Investment Trust
TBA      --  To Be Announced
TRAN     --  Tax Revenue Anticipation Notes
USD      --  Unified School District
XLCA     --  XL Capital Assurance

(GRAPHIC)
REDUCE CLUTTER. SAVE TREES.
Sign uo for electronic delivery of propectuses and shareholder report at www.wellsfargo.com/advantagedelivery

(WELLS FARGO ADVANTAGE FUNDS LOGO)

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1- 800-222-8222
Retail Investment Professionals: 1- 888-877-9275
Institutional Investment Professionals: 1- 866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

              NOT FDIC INSURED - NO BANK GURANTEE - MAY LOSE VALUE

                                                               (GRAPHIC)
                                                       Printed on Recycled paper

(C) 2010 Wells Fargo Funds Management, LLC. All rights reserved.

                        www.wellsfargo.com/advantagefunds

                                                                    125326 09-10
                                                              SMMNY/SAR134 07-10

                       (WELLS FARGO ADVANTAGE FUNDS LOGO)

(GRAPHIC) REDUCE CLUTTER. SAVE TREES.
Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

                                    (GRAPHIC)

                               Semi-Annual Report

                                  July 31, 2010

WELLS FARGO ADVANTAGE PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

REDUCE CLUTTER. SAVE TREES.

Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

Contents

LETTER TO SHAREHOLDERS ....................................................    2
PERFORMANCE HIGHLIGHTS ....................................................    4
FUND EXPENSES .............................................................    6
PORTFOLIO OF INVESTMENTS ..................................................    7
FINANCIAL STATEMENTS
Statement of Assets and Liabilities .......................................   10
Statement of Operations ...................................................   11
Statements of Changes in Net Assets .......................................   12
Financial Highlights ......................................................   14
NOTES TO FINANCIAL STATEMENTS .............................................   16
OTHER INFORMATION .........................................................   19
LIST OF ABBREVIATIONS .....................................................   22

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

(GRAPHIC)

WELLS FARGO INVESTMENT HISTORY


1932 KEYSTONE CREATES ONE OF THE FIRST MUTUAL FUND FAMILIES.

1971 WELLS FARGO & COMPANY INTRODUCES ONE OF THE FIRST INSTITUTIONAL INDEX
     FUNDS.

1978 WELLS FARGO APPLIES MARKOWITZ AND SHARPE'S RESEARCH ON MODERN PORTFOLIO
     THEORY TO INTRODUCE ONE OF THE INDUSTRY'S FIRST TACTICAL ASSET ALLOCATION
     (TAA) MODELS IN INSTITUTIONAL SEPARATELY MANAGED ACCOUNTS.

1984 WELLS FARGO STAGECOACH FUNDS LAUNCHES ITS FIRST ASSET ALLOCATION FUND.

1989 THE TACTICAL ASSET ALLOCATION (TAA) MODEL IS FIRST APPLIED TO WELLS FARGO'S
     ASSET ALLOCATION MUTUAL FUNDS.

1994 WELLS FARGO INTRODUCES THE LIFEPATH FUNDS, ONE OF THE FIRST SUITES OF
     TARGET DATE FUNDS (NOW THE WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM)).

1996 EVERGREEN INVESTMENTS AND KEYSTONE FUNDS MERGE.

1997 WELLS FARGO LAUNCHES WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS(SM), A
     FUND-OF-FUNDS SUITE OF PRODUCTS THAT INCLUDES THE USE OF QUANTITATIVE MODELS TO SHIFT ASSETS AMONG INVESTMENT STYLES.

1999 NORWEST ADVANTAGE FUNDS AND STAGECOACH FUNDS ARE REORGANIZED INTO WELLS
     FARGO FUNDS AFTER THE MERGER OF NORWEST AND WELLS FARGO.

2002 EVERGREEN RETAIL AND EVERGREEN INSTITUTIONAL COMPANIES FORM THE UMBRELLA
     ASSET MANAGEMENT COMPANY, EVERGREEN INVESTMENTS.

2005 THE INTEGRATION OF STRONG FUNDS WITH WELLS FARGO FUNDS CREATES WELLS FARGO
     ADVANTAGE FUNDS, RESULTING IN ONE OF THE TOP 20 MUTUAL FUND COMPANIES IN THE UNITED STATES.

2006 WELLS FARGO ADVANTAGE FUNDS RELAUNCHES THE TARGET DATE PRODUCT LINE AS
     WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS.

2010 THE MERGERS AND REORGANIZATIONS OF EVERGREEN AND WELLS FARGO ADVANTAGE
     MUTUAL FUNDS ARE COMPLETED, UNIFYING THE FAMILIES UNDER THE BRAND OF WELLS FARGO ADVANTAGE FUNDS.

WELLS FARGO ADVANTAGE FUNDS(R)

WELLS FARGO ADVANTAGE FUNDS skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

STRENGTH

Our organization is built on the standards of integrity and service established by our parent company--Wells Fargo & Company--more than 150 years ago. And, because we're part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

EXPERTISE

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn't end with our expertise in manager selection--risk management, analysis, and rigorous ongoing review seek to ensure each manager's investment process remains consistent.

PARTNERSHIP

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES BEFORE INVESTING. FOR A CURRENT PROSPECTUS FOR WELLS FARGO ADVANTAGE FUNDS, CONTAINING THIS AND OTHER INFORMATION, VISIT www.wellsfargo.com/advantagefunds. READ IT CAREFULLY BEFORE INVESTING.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS(R). Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

The "Dow Jones Target Date Indexes" are a product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC ("CME"). "Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones Trademark Holdings, LLC., and have been licensed for use for certain purposes by CME and sublicensed for use by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME or Barclays Capital or any of their respective affiliates, and neither Dow Jones, CME nor Barclays Capital nor any of their respective affiliates makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, CME, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

NOT PART OF THE SEMI-ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 120 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $230 BILLION IN ASSETS UNDER MANAGEMENT, AS OF JULY 31, 2010.

EQUITY FUNDS

Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Classic Value Fund
Common Stock Fund
Core Equity Fund
Disciplined Global Equity Fund
Disciplined U.S. Core Fund
Disciplined Value Fund
Discovery Fund+
Diversified Equity Fund
Diversified International Fund
Diversified Small Cap Fund
Emerging Growth Fund
Emerging Markets Equity Fund
Endeavor Select Fund+
Enterprise Fund+
Equity Value Fund
Global Opportunities Fund
Growth Fund
Growth Opportunities Fund
Health Care Fund
Index Fund
International Equity Fund
International Value Fund
Intrinsic Small Cap Value Fund
Intrinsic Value Fund
Intrinsic World Equity Fund
Large Cap Core Fund
Large Cap Growth Fund
Large Company Value Fund
Mid Cap Growth Fund
Omega Growth Fund
Opportunity Fund+
Precious Metals Fund
Premier Large Company Growth Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Core Fund
Small/Mid Cap Value Fund
Social Sustainability Fund+
Special Mid Cap Value Fund
Special Small Cap Value Fund
Specialized Technology Fund
Strategic Large Cap Growth Fund
Traditional Small Cap Growth Fund
Utility and Telecommunications Fund

BOND FUNDS

Adjustable Rate Government Fund
California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Government Securities Fund
High Income Fund
High Yield Bond Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Tax/AMT-Free Fund
International Bond Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
North Carolina Tax-Free Fund
Pennsylvania Tax-Free Fund
Short Duration Government Bond Fund
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Strategic Municipal Bond Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS

Asset Allocation Fund
Conservative Allocation Fund
Diversified Capital Builder Fund
Diversified Income Builder Fund
Growth Balanced Fund
Index Asset Allocation Fund
Moderate Balanced Fund
WealthBuilder Conservative Allocation Portfolio+
WealthBuilder Equity Portfolio+
WealthBuilder Growth Allocation Portfolio+
WealthBuilder Growth Balanced Portfolio+
WealthBuilder Moderate Balanced Portfolio+
WealthBuilder Tactical Equity Portfolio+
Target Today Fund+
Target 2010 Fund+
Target 2015 Fund+
Target 2020 Fund+
Target 2025 Fund+
Target 2030 Fund+
Target 2035 Fund+
Target 2040 Fund+
Target 2045 Fund+
Target 2050 Fund+

MONEY MARKET FUNDS

100% Treasury Money Market Fund
California Municipal Money Market Fund
California Municipal Money Market Trust
Cash Investment Money Market Fund
Government Money Market Fund
Heritage Money Market Fund+
Minnesota Money Market Fund
Money Market Fund
Money Market Trust
Municipal Cash Management Money Market Fund
Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
New Jersey Municipal Money Market Fund
New York Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Prime Investment Money Market Fund
Treasury Plus Money Market Fund

VARIABLE TRUST FUNDS(1)

VT Core Equity Fund
VT Discovery Fund+
VT Index Asset Allocation Fund
VT International Equity Fund
VT Intrinsic Value Fund
VT Omega Growth Fund
VT Opportunity Fund+
VT Small Cap Growth Fund
VT Small Cap Value Fund
VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

----------
(1.) The Variable Trust Funds are generally available only through insurance company variable contracts.

+ In this report, the WELLS FARGO ADVANTAGE DISCOVERY FUND(SM), WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND(SM), WELLS FARGO ADVANTAGE ENTERPRISE FUND(SM), WELLS FARGO ADVANTAGE OPPORTUNITY FUND(SM), WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUND(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUND(SM), WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND(SM), WELLS FARGO ADVANTAGE VT DISCOVERY FUND(SM), and WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND(SM) are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

NOT PART OF THE SEMI-ANNUAL REPORT.

        2 Wells Fargo Advantage Pennsylvania Municipal Money Market Fund


                                                          Letter to Shareholders

(PHOTO OF KARLA M. RABUSCH)
KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS

MUNICIPAL SECURITIES PERFORMED RELATIVELY WELL OVER THE RECENT SIX-MONTH PERIOD, BENEFITING FROM GROWING ECONOMIC ACTIVITY, LOW YIELDS IN U.S. TREASURIES, AND IMPROVING FISCAL CONDITIONS FOR STATE AND LOCAL GOVERNMENTS.

Dear Valued Shareholder,

We are pleased to introduce you to WELLS FARGO ADVANTAGE FUNDS. You now have access to an expanded array of mutual funds, giving you the flexibility to invest in a family of funds covering nearly every asset class and investment style. To learn more about our funds and the talented team of money managers behind them, please visit our Web site at www.wellsfargo.com/advantagefunds. You can also call one of our investment service representatives available 24 hours a day, 7 days a week at 1-800-222-8222, or speak with your investment professional.

Following is your semi-annual report for the WELLS FARGO ADVANTAGE PENNSYLVANIA MUNICIPAL MONEY MARKET FUND for the six-month period that ended July 31, 2010.

During this period, fixed-income markets continued to show strong signs of improvement, resulting in positive returns in nearly every sector. In general, municipal securities performed relatively well over the recent six-month period, benefiting from growing economic activity, low yields in U.S. Treasuries, and improving fiscal conditions for state and local governments. Investors continued to seek tax-exempt municipal money markets for their higher levels of relative yield compared with taxable money funds and their tax-exempt benefits.

EARLY PERIOD OPTIMISM TEMPERED BY GLOBAL CREDIT CONCERNS AND LOW SHORT-TERM
RATES.

A revival of the safe-haven bid for Treasuries was the primary influence on the fixed income markets during the six-month period ended July 31, 2010. Despite a series of initiatives by the International Monetary Fund (IMF) and the European Central Bank, markets for the debt of several European governments remained unsettled throughout the period prompting international investors to return to the relative safety of U.S. Treasuries. While the European sovereign concerns have no direct impact on U.S. money funds, the fear of contagion does impact the broad U.S. fixed income markets. Additional concerns about slower world growth added to the demand for bonds in late June, sending the yield on the 10-year Treasury below 3% for the first time since the late 2008-early 2009.

Steep yield curves were the next greatest influence on total returns. During the first seven months of 2010, however, not only did short-term interest rates not rise, but yields essentially remained unchanged, or even fell, across the Treasury and municipal curves. The result was perhaps the steepest yield curve on record, certainly steeper than at any point during 2009. Investor sentiment was further muted by signals from the Fed suggesting that short-term interest rates would remain at the current historic lows until 2011. Moreover, renewed concerns about possible bankruptcies and increased levels of default rates affecting a few municipalities increased risk premiums across the municipal marketplace.

RULE 2A-7 REFORMS, "DODD-FRANK" BILL, AND LACK OF SUPPLY CONTINUE TO DEFINE MONEY MARKET LANDSCAPE.

On January 27, 2010, the Securities and Exchange Commission approved amendments to Rule 2a-7, the section of the Investment Company Act that governs money market funds. These changes shortened the maximum weighted average maturity of money market funds, restricted the use of "second tier" and illiquid securities, required firms to periodically stress test their funds, and set standards for the percentage of a fund's assets that must be invested in highly liquid securities. While these amendments have induced the many money market managers to focus on shorter maturities--increasing demand for securities that meet the new

        Wells Fargo Advantage Pennsylvania Municipal Money Market Fund 3


Letter to Shareholders

requirements--we have seen a relatively smooth transition to these amendments across the marketplace as these changes were well-known by the money market fund industry. In our opinion, our funds have been well-positioned to accommodate the terms of the new regulations, especially since we have a long history of managing our funds within the guidelines now required of the entire industry.

On July 16, 2010, the Senate passed the "Restoring American Financial Stability Act of 2010." Among the many provisions in this bill, the reform addresses special oversight of systematically significant firms, an increase in the deposit insurance ceiling, regulation of derivatives contracts, and provisions limiting and regulating bank and hedge fund activities. From the perspective of money market funds, the most closely watched provisions of the bill dealt with repurchase agreements. After several in-depth discussions between members of the Congress that would have notably altered certain mechanics of the repurchase agreement marketplace, it appears that the bill left the area essentially unchanged.

The upcoming fiscal year is likely to be one of ongoing change. The regulatory environment is evolving, and monetary policy is likely to shift sometime in the upcoming quarters. We have already seen the retirement of several federal liquidity programs; the next step would be higher interest rates. Thus, just as we were cautious over the past six months--in light of the varying credit risks--we continue to remain cautiously optimistic but with more of a focus on upholding absolute liquidity in a tightening regulatory environment and a potentially rising interest-rate environment. We are confident that our portfolio strategy, with its emphasis on liquidity, will enable our money market funds to meet these challenges successfully.

WE OFFER STEADY INVESTMENT DISCIPLINES WITH SEVERAL BROAD DIVERSIFICATION
OPTIONS.

Experience tells us that strict adherence to time-tested strategies has its rewards. As a WHOLE, WELLS FARGO ADVANTAGE FUNDS(R) represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio.

In this environment, we believe that fundamental credit analysis and issue selection will be the key drivers of portfolio construction and relative performance. At WELLS FARGO ADVANTAGE FUNDS, we intend to continue assessing relative-value opportunities, while focusing on liquidity and quality issues throughout the short-term municipal bond markets and across our lineup of municipal money market funds.

Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also visit our Web site at www.wellsfargo.com/advantagefunds.

Sincerely,


/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

JUST AS WE WERE CAUTIOUS OVER THE PAST SIX MONTHS--IN LIGHT OF THE VARYING CREDIT RISKS--WE CONTINUE TO REMAIN CAUTIOUSLY OPTIMISTIC BUT WITH MORE OF A FOCUS ON UPHOLDING ABSOLUTE LIQUIDITY IN A TIGHTENING REGULATORY ENVIRONMENT AND A POTENTIALLY RISING INTEREST-RATE ENVIRONMENT.

        4 Wells Fargo Advantage Pennsylvania Muncipal Money Market Fund


                                                          Performance Highlights

WELLS FARGO ADVANTAGE PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE PENNSYLVANIA MUNICIPAL MONEY MARKET FUND (the Fund) seeks current income exempt from regular federal income tax and Pennsylvania individual income tax, while preserving capital and liquidity.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
David Sylvester
James Randazzo

FUND INCEPTION
August 15, 1991

PORTFOLIO ALLOCATION(1)
(AS OF JULY 31, 2010)

                                  (PIE CHART)

Municipal Bonds & Notes    100%

EFFECTIVE MATURITY DISTRIBUTION(1)
(AS OF JULY 31, 2010)

                                  (PIE CHART)

30-59 days     2%
270 + days     2%
2-7 days      96%

----------
(1.) Portfolio allocation and effective maturity distribution are subject to change and may have changed since the date specified and are calculated based on the total investments of the Fund.

        Wells Fargo Advantage Pennsylvania Municipal Money Market Fund 5


Performance Highlights

WELLS FARGO ADVANTAGE PENNSYLVANIA MUNICIPAL MONEY MARKET FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF JULY 31, 2010)

                        6 Month*   1 Year   5 Year   10 Year
                        --------   ------   ------   -------
CLASS A (EPPXX)           0.00      0.01     1.71     1.58
SERVICE CLASS (EPAXX)     0.00      0.01     1.94     1.82
SWEEP CLASS               0.00      0.01     1.48     1.28

*    Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY(3)
(AS OF JULY 31, 2010)   Class A    Service Class   Sweep Class
---------------------   --------   -------------   -----------
7-Day Current Yield       0.01%        0.01%          0.01%
7-Day Compound Yield      0.01%        0.01%          0.01%
30-Day Simple Yield       0.01%        0.01%          0.01%
30-Day Compound Yield     0.01%        0.01%          0.01%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUND'S WEB SITE - www.wellsfargo.com/advantagefunds.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT).

----------
(2.) Performance shown for all classes of the Fund prior to July 12, 2010 is based on the performance of the Fund's predecessor, Evergreen Pennsylvania Municipal Money Market Fund.

(3.) Effective July 9, 2010, the investment adviser has committed through July
     11, 2013 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or expenses, the Fund's 7-day current yield would have been (0.22%) for Class A shares, (0.22%) for Service Class, and (0.58%) for Sweep Class, respectively.

        6 Wells Fargo Advantage Pennsylvania Municipal Money Market Fund


                                                                   Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2010 to July 31, 2010.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                Beginning         Ending         Expenses
                                              Account Value   Account Value    Paid During      Net Annual
                                                02-01-2010      07-31-2010    the Period(1)   Expense Ratio
                                              -------------   -------------   -------------   -------------
CLASS A
   Actual                                       $1,000.00       $1,000.05         $1.88           0.38%
   Hypothetical (5% return before expenses)     $1,000.00       $1,022.91         $1.91           0.38%
SERVICE CLASS
   Actual                                       $1,000.00       $1,000.05         $1.83           0.37%
   Hypothetical (5% return before expenses)     $1,000.00       $1,022.96         $1.86           0.37%
SWEEP CLASS
   Actual                                       $1,000.00       $1,000.05         $1.88           0.38%
   Hypothetical (5% return before expenses)     $1,000.00       $1,022.91         $1.91           0.38%

----------
(1.) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period.)

        Wells Fargo Advantage Pennsylvania Municipal Money Market Fund 7


Portfolio of Investments--July 31, 2010 (Unaudited)

PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE   MATURITY DATE       VALUE
------------   --------------------------------------------------------------------   -------------   -------------   -------------
MUNICIPAL BONDS & NOTES: 98.58%
CALIFORNIA: 2.56%
$  2,550,000   IRVINE CA IMPROVEMENT BOARD ACT 1915 ASSESSMENT DISTRICT #87-8
               (SPECIAL TAX REVENUE, KBC BANK NV LOC)+/-ss                                     0.21%     09/02/2024   $   2,550,000
   2,050,000   CALIFORNIA HFFA CALIFORNIA PRESBYTERIAN HOMES (HCFR, ALLIED IRISH
               BANK PLC LOC)+/-ss                                                              2.00      07/01/2034       2,050,000
                                                                                                                      -------------
                                                                                                                          4,600,000
                                                                                                                      -------------
DELAWARE: 0.83%
   1,500,000   DELAWARE STATE ECONOMIC DEVELOPMENT AUTHORITY (RESOURCE RECOVERY
               REVENUE)+/-ss                                                                   0.30      08/01/2029       1,500,000
                                                                                                                      -------------
MINNESOTA: 0.64%
   1,150,000   MINNEAPOLIS & SAINT PAUL MN HOUSING & RDA ALLINA HEALTH SYSTEMS
               SERIES B-2 (HFFA, JPMORGAN CHASE BANK LOC)+/-ss                                 0.25      11/15/2035       1,150,000
                                                                                                                      -------------
MISSISSIPPI: 0.61%
   1,100,000   MISSISSIPPI BUSINESS FINANCE CORPORATION CHEVERON USA INCORPORATED
               PROJECT SERIES F (IDR, CHEVRON CORPORATION GUARANTEED)+/-ss                     0.15      12/01/2030       1,100,000
                                                                                                                      -------------
NEVADA: 1.08%
   1,940,000   RENO NV SALES TAX REVENUE VARIOUS REFUNDING SENIOR LIEN-RENO
               TRANSPORTATION RAIL ACCESS CORRIDOR PROJECT (SALES TAX REVENUE, BANK
               OF NEW YORK LOC)+/-ss                                                           0.25      06/01/2042       1,940,000
                                                                                                                      -------------
PENNSYLVANIA: 82.68%
   2,850,000   CLIPPER TAX-EXEMPT CERTIFICATE TRUST COP SERIES 2006-13
               (AIRPORT REVENUE, STATE STREET CORPORPATION LOC)+/-ss                           0.33      01/01/2015       2,850,000
   2,000,000   CLIPPER TAX-EXEMPT CERTIFICATE TRUST COP SERIES 2006-13
               (AIRPORT REVENUE, STATE STREET CORPORPATION LOC)+/-ss                           0.33      01/01/2018       2,000,000
   1,000,000   RBC MUNICIPAL PRODUCTS INCORPORATED TRUST SERIES C13
               (HCFR, ROYAL BANK OF CANADA LOC)+/-++ss                                         0.28      11/01/2011       1,000,000
   1,000,000   PENNSYLVANIA STATE HEFAR HONEYSUCKLE STUDENT HOLDING
               SERIES A
               (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss                  1.85      07/01/2034       1,000,000
   1,990,000   WESTMORELAND COUNTY PA INDUSTRIAL DEVELOPMENT PROJECT
               (IDR, PNC BANK NA LOC)+/-ss                                                     0.39      04/01/2017       1,990,000
   7,600,000   PENNSYLVANIA STATE PUBLIC SCHOOL BUILDING AUTHORITY ROCS RR II
               R-11396
               (EDUCATIONAL FACILITIES REVENUE, CITIBANK NA LOC)+/-ss                          0.32      12/01/2023       7,600,000
   1,800,000   SOUTH CENTRAL PA GENERAL AUTHORITY WELLSPAN HEALTH OBLIGATION GROUP
               SERIES 2008-C (HFFA, MANUFACTURERS & TRADERS TRUST COMPANY LOC)+/-ss            0.30      06/01/2037       1,800,000
   5,600,000   RBC MUNICIPAL PRODUCTS INCORPORATED TRUST SERIES E-11
               (HFFA, ROYAL BANK OF CANADA LOC)+/-++ss                                         0.29      02/01/2012       5,600,000
   1,100,000   RBC MUNICIPAL PRODUCTS INCORPORATED TRUST SERIES E-16
               (HCFR, ROYAL BANK OF CANADA LOC)+/-++ss                                         0.28      04/15/2039       1,100,000
   3,500,000   MERRILL LYNCH PUTTABLE OPTION TAX-EXEMPT RECEIPTS SERIES
               385
               (HCFR, MERRILL LYNCH & COMPANY INCORPORATED LOC)+/-++ss                         0.35      08/15/2042       3,500,000
  13,400,000   MERRILL LYNCH PUTTABLE OPTION TAX-EXEMPT RECEIPTS SERIES
               566
               (HCFR, MERRILL LYNCH & COMPANY INCORPORATED LOC)+/-++ss                         0.48      08/15/2042      13,400,000
   1,085,000   PHILADELPHIA PA HOSPITALS & HIGHER EDUCATIONAL FACILITIES AUTHORITY
               CHILDRENS HOSPITAL PROJECT SERIES A (HFFA, JPMORGAN CHASE BANK
               LOC)+/-ss                                                                       0.25      07/01/2025       1,085,000
   1,000,000   PHILADELPHIA PA AUTHORITY FOR INDUSTRIAL DEVELOPMENT
               PROJECT
               (IDR, PNC BANK NA LOC)+/-ss                                                     0.42      12/01/2014       1,000,000
   4,985,000   PENNSYLVANIA STATE ST. JOSEPHS UNIVERSITY SERIES A
               (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC)+/-ss                      2.50      07/15/2036       4,985,000
   4,000,000   PENNSYLVANIA STATE UNIVERSITY PROJECT SERIES B
               (COLLEGE & UNIVERSITY REVENUE, PNC BANK NA LOC)+/-ss                            0.40      06/01/2031       4,000,000
   5,000,000   PENNSYLVANIA STATE HEFAR OF INDEPENDENT COLLEGES SERIES K
               (COLLEGE & UNIVERSITY REVENUE, PNC BANK NA LOC)+/-++ss                          0.26      11/01/2014       5,000,000
   1,370,000   PENNSYLVANIA STATE HEFAR OF INDEPENDENT COLLEGES SERIES E-3
               (COLLEGE & UNIVERSITY REVENUE, JPMORGAN CHASE BANK LOC)+/-ss                    0.29      11/01/2022       1,370,000
   2,300,000   PENNSYLVANIA HOUSING FINANCE AGENCY SERIES 98C
               (HOUSING REVENUE, DEXIA CREDIT LOCAL LOC)+/-ss                                  0.40      10/01/2037       2,300,000

        8 Wells Fargo Advantage Pennsylvania Municipal Money Market Fund


                             Portfolio of Investments--July 31, 2010 (Unaudited)

PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE   MATURITY DATE       VALUE
------------   --------------------------------------------------------------------   -------------   -------------   -------------
PENNSYLVANIA (continued)
$  2,250,000   PENNSYLVANIA HOUSING FINANCE AGENCY SERIES 100C
               (HOUSING REVENUE, DEXIA CREDIT LOCAL LOC)+/-ss                                  0.28%     04/01/2038   $   2,250,000
   4,955,000   PENNSYLVANIA EDFA SERIES A-2 (ECONOMIC DEVELOPMENT REVENUE,
               PNC BANK NA LOC)+/-ss                                                           0.58      10/01/2032       4,955,000
     500,000   PENNSYLVANIA EDFA SERIES J1 (ECONOMIC DEVELOPMENT REVENUE,
               PNC BANK NA LOC)+/-ss                                                           0.46      05/01/2015         500,000
     300,000   PENNSYLVANIA EDFA SERIES B1 (ECONOMIC DEVELOPMENT REVENUE,
               PNC BANK NA LOC)+/-ss                                                           0.46      05/01/2015         300,000
     400,000   PENNSYLVANIA EDFA SERIES B2 (ECONOMIC DEVELOPMENT REVENUE,
               PNC BANK NA LOC)+/-ss                                                           0.46      08/01/2014         400,000
     200,000   PENNSYLVANIA EDFA SERIES G12 (ECONOMIC DEVELOPMENT REVENUE,
               PNC BANK NA LOC)+/-++ss                                                         0.46      12/01/2013         200,000
     450,000   PENNSYLVANIA EDFA SERIES G6 (ECONOMIC DEVELOPMENT REVENUE,
               PNC BANK NA LOC)+/-++ss                                                         0.46      12/01/2013         450,000
     600,000   PENNSYLVANIA EDFA SERIES H4 (ECONOMIC DEVELOPMENT REVENUE,
               PNC BANK NA LOC)+/-ss                                                           0.46      12/01/2012         600,000
   1,300,000   PENNSYLVANIA EDFA GANFLEC CORPORATION PROJECT SERIES E
               (ECONOMIC DEVELOPMENT REVENUE, PNC BANK NA LOC)+/-ss                            0.35      11/01/2019       1,300,000
   2,000,000   PENNSYLVANIA EDFA SERIES G10 (ECONOMIC DEVELOPMENT REVENUE,
               PNC BANK NA LOC)+/-++ss                                                         0.33      12/01/2025       2,000,000
   1,700,000   PENNSYLVANIA EDFA FITZPATRICK CONTAINER COMPANY PROJECT
               (ECONOMIC DEVELOPMENT REVENUE, PNC BANK NA LOC)+/-ss                            0.33      12/01/2023       1,700,000
   1,400,000   PENNSYLVANIA EDFA SERIES D7 (ECONOMIC DEVELOPMENT REVENUE,
               PNC BANK NA LOC)+/-++ss                                                         0.33      08/01/2022       1,400,000
   4,250,000   PENNSYLVANIA EDFA SERIES A-2 (ECONOMIC DEVELOPMENT REVENUE,
               PNC BANK NA LOC)+/-++ss                                                         0.33      05/01/2011       4,250,000
     550,000   PENNSYLVANIA EDFA SERIES J1 (ECONOMIC DEVELOPMENT REVENUE,
               PNC BANK NA LOC)+/-ss                                                           0.26      11/01/2030         550,000
     430,000   MONTGOMERY COUNTY PA IDA NORTHWESTERN HUMAN SERVICES
               (IDR, TD BANK NA LOC)+/-ss                                                      0.23      06/01/2033         430,000
   2,200,000   LOWER MERION PA SCHOOL DISTRICT CAPITAL PROJECT SERIES A
               (PROPERTY TAX REVENUE, STATE STREET BANK LOC)+/-ss                              0.25      04/01/2027       2,200,000
   1,140,000   LATROBE PA IDA GREENSBURG DIOCESE PROJECT (EDUCATIONAL FACILITIES
               REVENUE, ALLIED IRISH BANKS PLC LOC)+/-ss                                       3.50      06/01/2033       1,140,000
   4,180,000   LANCASTER PA IDA PURPLE CROW PARTNERS LLC PROJECT
               (IDR, FIRST TENNESSEE BANK LOC)+/-ss                                            0.31      09/01/2026       4,180,000
   2,000,000   JPMORGAN CHASE PUTTERS DRIVERS TRUST SERIES 3498Z (PROPERTY TAX
               REVENUE, JPMORGAN CHASE BANK LOC)+/-++ss                                        0.38      06/01/2015       2,000,000
   1,200,000   PENNSYLVANIA HORIZON HOSPITAL SYSTEMS AUTHORITY SENIOR HEALTH &
               HOUSING FACILITIES SAINT PAUL HOMES PROJECT
               (HFFA, REVENUE MANUFACTURERS & TRADERS TRUST COMPANY LOC)+/-ss                  0.33      01/01/2033       1,200,000
   1,555,000   FRANCONIA TOWNSHIP PA IDA ASHERS CHOCOLATE PROJECT SERIES A
               (IDR, COMMERCE BANK NA LOC)+/-++ss                                              0.45      05/01/2017       1,555,000
   1,900,000   FAYETTE COUNTY PA IDA COASTAL LUMBER COMPANY PROJECT
               (IDR, BRANCH BANKING & TRUST LOC)+/-ss                                          0.44      09/01/2018       1,900,000
   4,575,000   EMMAUS PA GENERAL AUTHORITY SERIES D27 (GO LOCAL, U.S. BANK NA
               LOC)+/-ss                                                                       0.26      03/01/2024       4,575,000
   2,100,000   EAST HEMPFIELD TOWNSHIP PA IDA HERLEY INDUSTRIES INCORPORATED
               PROJECT SERIES 2001 (IDR, MANUFACTURERS & TRADERS TRUST COMPANY
               LOC)+/-ss                                                                       0.43      10/01/2021       2,100,000
   8,965,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-340
               (PROPERTY TAX REVENUE, NATL-RE INSURED)+/-++ss                                  0.28      10/01/2022       8,965,000
   2,860,000   DELAWARE COUNTY PA RIVER JUNCTION TOLL BRIDGE COMMISSION SER B-2
               (TRANSPORTAION REVENUE, DEXIA SA LOC)+/-ss                                      0.30      07/01/2032       2,860,000
     400,000   DELAWARE COUNTY PA IDA AIRPORT FACILITIES PARCEL SERVICE PROJ
               (TRANSPORTATION REVENUE)+/-ss                                                   0.22      12/01/2015         400,000
   3,650,000   DELAWARE COUNTY PA COLLEGE AUTHORITY EASTERN COLLEGE SERIES A
               (COLLEGE & UNIVERSITY REVENUE, TD BANK NA LOC)+/-ss                             0.26      10/01/2025       3,650,000

        Wells Fargo Advantage Pennsylvania Municipal Money Market Fund 9


Portfolio of Investments--July 31, 2010 (Unaudited)

PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE   MATURITY DATE       VALUE
------------   --------------------------------------------------------------------   -------------   -------------   -------------
PENNSYLVANIA (continued)
$    790,000   CUMBERLAND COUNTY PA IDA LANE ENTERPRISES INCORPORATED PROJECT
               (IDR, PNC BANK NA LOC)+/-ss                                                     0.35%     04/01/2011   $     790,000
   1,000,000   CHESTER COUNTY PA IDA KAC III REALTY CORPORATION PROJECT SERIES A
               (IDR, PNC BANK NA LOC)+/-++ss                                                   0.35      12/01/2027       1,000,000
   1,000,000   BUTLER COUNTY PA IDA MINE SAFETY APPLIANCES SERIES B
               (IDR, JPMORGAN CHASE BANK LOC)+/-ss                                             0.42      05/01/2022       1,000,000
   3,000,000   BUTLER COUNTY PA IDA MINE SAFETY APPLIANCES SERIES A
               (IDR, JPMORGAN CHASE BANK LOC)+/-ss                                             0.42      05/01/2022       3,000,000
   1,000,000   BUTLER COUNTY PA IDA MINE SAFETY APPLIANCES (IDR, JPMORGAN CHASE
               BANK LOC)+/-ss                                                                  0.39      08/01/2010       1,000,000
   5,080,000   BUTLER COUNTY PA IDA MINE SAFETY APPLIANCES (IDR, JPMORGAN CHASE
               BANK LOC)+/-++ss                                                                0.28      10/01/2034       5,080,000
   5,495,000   BETHLEHEM PA AREA SCHOOL DISTRICT (GO LOCAL, FSA, SPA & DEXIA SA
               INSURED)+/-ss                                                                   0.54      01/01/2032       5,495,000
   4,015,000   BERKS COUNTY PA IDA FLEETWOOD BUSINESS TRUST (IDR, NORTHERN TRUST
               COMPANY LOC)+/-ss                                                               0.31      05/15/2025       4,015,000
   3,135,000   ALLEGHENY COUNTY PA RESIDENTIAL FINACE AUTHORITY MORTGAGE SFHR
               SERIES 2005-SS (HOUSING REVENUE, PNC FINCANCIAL SERVICES GROUP
               INCORPORATED LOC)+/-ss                                                          0.31      05/01/2036       3,135,000
   1,000,000   ALLEGHENY COUNTY PA IDA MINE SAFETY (IDR, JPMORGAN CHASE BANK
               LOC)+/-ss                                                                       0.39      09/01/2010       1,000,000
   3,420,000   ADAMS COUNTY PA IDA GETTYSBURG FOUNDATION SERIES A (IDR,
               MANUFACTURERS & TRADERS TRUST COMPANY LOC)+/-++ss                               0.33      12/01/2027       3,420,000
                                                                                                                      -------------
                                                                                                                        148,525,000
                                                                                                                      -------------
PUERTO RICO: 3.34%
   6,000,000   PUERTO RICO SALES TAX FINANCE CORPORATION ROC RR-II-R-11761
               (SPECIAL TAX REVENUE, CITIBANK NA LOC)+/-++ss                                   0.29      12/01/2047       6,000,000
                                                                                                                      -------------
TEXAS: 2.23%
   4,000,000   TEXAS STATE TAX & REVENUE ANTICIPATION NOTES (OTHER REVENUE)ss                  2.50      08/31/2010       4,006,418
                                                                                                                      -------------
UTAH: 4.05%
   3,100,000   UTAH TRANSPORTATION SALES TAX SUBSERIES B (SALES TAX REVENUE, FORTIS
               BANK SA LOC)+/-ss                                                               0.19      06/15/2036       3,100,000
   4,170,000   MERRILL LYNCH PUTTABLE OPTION TAX-EXEMPT RECEIPTS SERIES 1008
               CLASS A
               (GO STATE, MERRILL LYNCH & COMPANY INCORPORATED LOC)+/-ss                       0.31      01/01/2027       4,170,000
                                                                                                                      -------------
                                                                                                                          7,270,000
                                                                                                                      -------------
WASHINGTON: 0.56%
   1,000,000   WASHINGTON STATE HOUSING FINANCE COMMISSION (MFHR, FHLMC
               INSURED)+/-ss                                                                   0.26      07/01/2044       1,000,000
                                                                                                                      -------------
TOTAL MUNICIPAL BONDS & NOTES (COST $177,091,418)                                                                       177,091,418
                                                                                                                      -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $177,091,418)*                                                          98.58%                                    177,091,418
OTHER ASSETS AND LIABILITIES, NET                                              1.42                                       2,551,809
                                                                             ------                                   -------------
TOTAL NET ASSETS                                                             100.00%                                  $ 179,643,227
                                                                             ------                                   -------------

----------
+/-  Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

ss These securities are subject to a demand feature which reduces the effective maturity.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

       10 Wells Fargo Advantage Pennsylvania Municipal Money Market Fund


                  Statement of Assets and Liabilities--July 31, 2010 (Unaudited)

ASSETS
   Investments in unaffiliated securities, at amortized cost ..   $177,091,418
   Receivable for securities sold .............................      2,395,315
   Interest receivable ........................................        194,371
   Receivable from investment advisor .........................         28,812
   Prepaid expenses and other assets ..........................         33,066
                                                                  ------------
Total assets ..................................................    179,742,982
                                                                  ------------
LIABILITIES

   Dividends payable ..........................................            306
   Distribution fees payable ..................................         54,854
   Due to other related parties ...............................          6,916
   Trustees' fees and expenses payable ........................         11,099
   Shareholder reports expense payable ........................          9,518
   Custodian and accounting fees payable ......................          3,801
   Professional fees payable ..................................         11,817
   Accrued expenses and other liabilities .....................          1,444
                                                                  ------------
Total liabilities .............................................         99,755
                                                                  ------------
NET ASSETS ....................................................   $179,643,227
                                                                  ============
NET ASSETS REPRESENTED BY
   Paid-in capital ............................................   $179,607,895
   Undistributed net investment income ........................         35,526
   Accumulated net realized losses on investments .............           (194)
                                                                  ------------
TOTAL NET ASSETS ..............................................   $179,643,227
                                                                  ============
COMPUTATION OF NET ASSET VALUE PER SHARE(1)
   Net assets - Class A .......................................   $  5,022,961
   Shares outstanding - Class A ...............................      5,015,627
   Net asset value per share - Class A ........................   $       1.00
   Net assets - Service Class .................................   $ 33,815,071
   Shares outstanding - Service Class .........................     33,815,384
   Net asset value per share - Service Class ..................   $       1.00
   Net assets - Sweep Class ...................................   $140,805,195
   Shares outstanding - Sweep Class ...........................    140,778,619
   Net asset value per share - Sweep Class ....................   $       1.00

----------
(1.) The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

       Wells Fargo Advantage Pennsylvania Municipal Money Market Fund 11


Statement of Operations--For the Six Months Ended July 31, 2010(1) (Unaudited)

INVESTMENT INCOME
   Interest ...................................   $ 358,727
                                                  ---------
EXPENSES
   Advisory fee ...............................     326,929
   Administration fees
      Fund level ..............................      55,442
      Class A .................................         644
      Service Class ...........................       2,398
      Sweep Class .............................      18,224
   Custody and accounting fees ................      22,965
   Shareholder servicing fees
      Class A .................................       7,467
      Service Class ...........................       4,607
      Sweep Class .............................     428,912
   Distribution fees
      Sweep Class .............................      26,052
   Professional fees ..........................      12,681
   Registration fees ..........................      21,661
   Shareholder reports expenses ...............      12,827
   Trustees' fees .............................       4,331
   Transfer agent fees ........................      21,297
   Other fees and expenses ....................       3,486
                                                  ---------
 Total expenses ...............................     969,923
                                                  ---------
LESS
  Expense reductions .........................         (38)
  Fee waivers and/or expense reimbursements ..    (631,465)
                                                 ---------
  Net expenses ...............................     338,420
                                                 ---------
  Net investment income ......................   $  20,307
                                                 ---------

----------
(1.) Effective at the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Pennsylvania Municipal Money Market Fund. Evergreen Pennsylvania Municipal Money Market Fund was the accounting and performance survivor in this transaction. The information for the period prior to July 12, 2010 is that of Evergreen Pennsylvania Municipal Money Market Fund.

The accompanying notes are an integral part of these financial statements.

       12 Wells Fargo Advantage Pennsylvania Municipal Money Market Fund


                                             Statements of Changes in Net Assets

                                                                  For the Six Months                    For the
                                                                Ended July 31, 2010(1)                 Year Ended
                                                                      (Unaudited)                 January 31, 2010(1)
                                                             ----------------------------   -------------------------------
OPERATIONS
   Net investment income .................................                  $      20,307                  $        277,820
   Net realized gains on investments .....................                              0                             5,766
                                                                            -------------                  ----------------
Net increase in net assets resulting from operations .....                         20,307                           283,586
                                                                            -------------                  ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ............................................                           (363)                          (37,643)
      Service Class ......................................                         (2,757)                          (62,350)
      Sweep Class ........................................                         (8,826)                         (177,820)
                                                                            -------------                  ----------------
Total distributions to shareholders ......................                        (11,946)                         (277,813)
                                                                            -------------                  ----------------
CAPITAL SHARE TRANSACTIONS                                      Shares                          Shares
   Proceeds from shares sold
      Class A ............................................      7,275,967       7,275,967     90,699,424         90,699,424
      Service Class ......................................     45,922,229      45,922,229     72,263,556         72,263,556
      Sweep Class ........................................    382,428,853     382,428,853    878,089,606        878,089,606
                                                                            -------------                  ----------------
                                                                              435,627,049                     1,041,052,586
                                                                            -------------                  ----------------
   Net asset value of shares issued in reinvestment of
      distributions
      Class A ............................................            247             247         37,579             37,579
      Service Class ......................................            133             133         15,372             15,372
      Sweep Class ........................................          7,554           7,554         62,350             62,350
                                                                            -------------                  ----------------
                                                                                    7,934                           115,301
                                                                            -------------                  ----------------
   Payment for shares redeemed
      Class A ............................................     (6,786,014)     (6,786,014)  (122,567,147)      (122,567,147)
      Service Class ......................................    (42,199,009)    (42,199,009)  (134,191,636)      (134,191,636)
      Sweep Class ........................................   (398,908,331)   (398,908,331)  (897,122,837)      (897,122,837)
                                                                            -------------                  ----------------
                                                                             (447,893,354)                   (1,153,881,620)
                                                                            -------------                  ----------------
Net decrease in net assets resulting from capital share
   transactions ..........................................                    (12,258,371)                     (112,713,733)
                                                                            -------------                  ----------------
TOTAL DECREASE IN NET ASSETS .............................                    (12,250,010)                     (112,707,960)
                                                                            =============                  ================
NET ASSETS
Beginning of period ......................................                    191,893,237                       304,601,197
                                                                            -------------                  ----------------
End of period ............................................                  $ 179,643,227                  $    191,893,237
                                                                            -------------                  ----------------
UNDISTRIBUTED NET INVESTMENT INCOME ......................                  $      35,526                  $         27,165
                                                                            =============                  ================

----------
(1.) Effective at the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Pennsylvania Municipal Money Market Fund. Evergreen Pennsylvania Municipal Money Market Fund was the accounting and performance survivor in this transaction. The information for the period prior to July 12, 2010 is that of Evergreen Pennsylvania Municipal Money Market Fund.

The accompanying notes are an integral part of these financial statements.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

       14 Wells Fargo Advantage Pennsylvania Municipal Money Market Fund


                                                            Financial Highlights

                                                   Beginning                Distributions     Ending
                                                   Net Asset       Net        from Net      Net Asset
                                                   Value Per   Investment    Investment     Value Per
                                                     Share       Income        Income         Share
                                                   ---------   ----------   -------------   ---------
PENNSYLVANIA MUNICIPAL MONEY MARKET FUND(3)
Class A(4)
February 1, 2010 to July 31, 2010 (Unaudited) ..     $1.00       0.00(2)      (0.00)(2)       $1.00
February 1, 2009 to January 31, 2010 ...........     $1.00       0.00(2)      (0.00)(2)       $1.00
February 1, 2008 to January 31, 2009 ...........     $1.00       0.02         (0.02)          $1.00
February 1, 2007 to January 31, 2008 ...........     $1.00       0.03         (0.03)          $1.00
February 1, 2006 to January 31, 2007 ...........     $1.00       0.03         (0.03)          $1.00
February 1, 2005 to January 31, 2006 ...........     $1.00       0.02         (0.02)          $1.00
Service Class(5)
February 1, 2010 to July 31, 2010 (Unaudited) ..     $1.00       0.00(2)      (0.00)(2)       $1.00
February 1, 2009 to January 31, 2010 ...........     $1.00       0.00(2)      (0.00)(2)       $1.00
February 1, 2008 to January 31, 2009 ...........     $1.00       0.02         (0.02)          $1.00
February 1, 2007 to January 31, 2008 ...........     $1.00       0.03         (0.03)          $1.00
February 1, 2006 to January 31, 2007 ...........     $1.00       0.03         (0.03)          $1.00
February 1, 2005 to January 31, 2006 ...........     $1.00       0.02         (0.02)          $1.00
Sweep Class(6)
February 1, 2010 to July 31, 2010 (Unaudited) ..     $1.00       0.00(2)      (0.00)(2)       $1.00
February 1, 2009 to January 31, 2010 ...........     $1.00       0.00(2)      (0.00)(2)       $1.00
February 1, 2008 to January 31, 2009 ...........     $1.00       0.01         (0.01)          $1.00
February 1, 2007 to January 31, 2008 ...........     $1.00       0.03         (0.03)          $1.00
February 1, 2006 to January 31, 2007 ...........     $1.00       0.02         (0.02)          $1.00
February 1, 2005 to January 31, 2006 ...........     $1.00       0.02         (0.02)          $1.00

----------
(1.) Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

(2.) Amount represents less than $0.005 per share.

(3.) Effective at the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Pennsylvania Municipal Money Market Fund. Wells Fargo Advantage Pennsylvania Municipal Money Market Fund was the accounting and performance survivor in this transaction.

(4.) The financial highlights for the period prior to July 12, 2010 are those of Class A of Evergreen Pennsylvania Municipal Money Market Fund.

(5.) The financial highlights for the periods prior to July 12, 2010 are those of Class I of Evergreen Pennsylvania Municipal Money Market Fund.

(6.) The financial highlights for the periods prior to July 12, 2010 are those of Class S of Evergreen Pennsylvania Municipal Money Market Fund.

The accompanying notes are an integral part of these financial statements.

       Wells Fargo Advantage Pennsylvania Municipal Money Market Fund 15


Financial Highlights

         Ratio to Average Net Assets
                 (Annualized)
         ----------------------------               Net Assets at
           Net      Gross       Net       Total     End of Period
         Income   Expenses   Expenses   Return(1)     (Millions)
         ------   --------   --------   ---------   -------------
          0.01%     0.84%      0.38%      0.00%          $  5
          0.12%     0.87%      0.62%      0.12%          $  5
          1.45%     0.82%      0.82%      1.56%          $ 36
          2.91%     0.82%      0.82%      2.97%          $ 20
          2.79%     0.82%      0.82%      2.83%          $ 18
          1.94%     0.83%      0.83%      1.92%          $ 37

          0.02%     0.57%      0.37%      0.00%          $ 34
          0.31%     0.56%      0.49%      0.23%          $ 30
          1.87%     0.51%      0.51%      1.87%          $ 92
          3.21%     0.52%      0.52%      3.28%          $ 99
          3.10%     0.52%      0.52%      3.14%          $ 63
          2.18%     0.53%      0.53%      2.23%          $ 75

          0.01%     1.15%      0.38%      0.00%          $141
          0.04%     1.15%      0.67%      0.04%          $157
          1.23%     1.11%      1.10%      1.26%          $176
          2.60%     1.12%      1.12%      2.66%          $158
          2.52%     1.12%      1.12%      2.53%          $114
          1.63%     1.13%      1.13%      1.62%          $109

       16 Wells Fargo Advantage Pennsylvania Municipal Money Market Fund


                                       Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Wells Fargo Advantage Pennsylvania Municipal Money Market Fund (the "Fund") is a diversified series of the Trust.

Effective at the close of business on July 9, 2010, the net assets of Evergreen Pennsylvania Municipal Money Market Fund were acquired by the Fund in an exchange for shares of the Fund. Class A, Class S and Class I shares of Evergreen Pennsylvania Municipal Money Market Fund received Class A, Sweep Class and Service Class shares, respectively, of the Fund. As Evergreen Pennsylvania Municipal Money Market Fund contributed the majority of the net assets and shareholders to the Fund, the accounting and performance history of Evergreen Pennsylvania Municipal Money Market Fund has been carried forward.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

SECURITIES VALUATION

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

FEDERAL AND OTHER TAXES

The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund's income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

       Wells Fargo Advantage Pennsylvania Municipal Money Market Fund 17


Notes to Financial Statements (Unaudited)

As of January 31, 2010, the Fund had $194 of current year deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year.

CLASS ALLOCATIONS

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund's investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

-    Level 1 - quoted prices in active markets for identical securities

- Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2010, all of the Fund's investments in securities carried at fair value were designated as Level 2 inputs. Further details on the major security types can be found in the Fund's Portfolio of Investments.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is paid an annual advisory fee starting at 0.30% and declining to 0.20% as the average daily net assets of the Fund increase. Prior to July 12, 2010, the Fund's predecessor fund, Evergreen Pennsylvania Municipal Money Market Fund, paid an advisory fee to Evergreen Investment Management Company, LLC ("EIMC"), a subsidiary of Wells Fargo & Company, an annual fee which started at 0.36% and declined to 0.24% as the average daily net assets of the predecessor fund increased. For the six months ended July 31, 2010, the advisory fee was equivalent to an annual rate of 0.35% of the Fund's average daily net assets.

Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser.

Wells Capital Management Incorporated, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is the sub-adviser to the Fund.

       18 Wells Fargo Advantage Pennsylvania Municipal Money Market Fund


                                    Notes to Financial Statements (Unaudited)

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund the following annual fee:

                                          Administration Fees
                         Average Daily       (% of Average
                           Net Assets      Daily Net Assets)
                       ----------------   -------------------
Fund level             First $5 billion          0.05%
                        Next $5 billion          0.04
                       Over $10 billion          0.03
Class A, Sweep Class   All asset levels          0.22
Service Class          All asset levels          0.12

Prior to July 12, 2010, the predecessor fund paid EIMC a fund level administrator fee at an annual rate determined by applying percentage rates to the combined average daily net assets of the Evergreen money market funds which started at 0.06% and declined to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds increased.

Funds Management and EIMC contractually and voluntarily waived and/or reimbursed advisory and administration fees during the six months ended July 31, 2010 to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management and/or EIMC were made first from fund level expenses on a proportionate basis and then from class specific expenses.

Prior to July 12, 2010, the predecessor fund paid Evergreen Service Company, LLC, an affiliate of EIMC and a subsidiary of Wells Fargo & Company, a transfer and dividend disbursing agent fee.

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan for the Sweep Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of Fund, at an annual rate of 0.35% of the average daily net assets of Sweep Class.

SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each class is charged a fee at an annual rate of 0.25% of its average daily net assets. Prior to July 12, 2010, Class A shares of the predecessor fund was charged a fee at an annual rate of 0.30% of its average daily net assets. Prior to July 12, 2010, Service Class was not charged a fee but Sweep Class was charged a fee at an annual rate of 0.60% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo & Company.

5. EXPENSE REDUCTIONS

Through expense offset arrangements with the Funds' custodian, a portion of fund expenses may have been reduced.

6. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

7. INDEMNIFICATION

Under the Trust's organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

       Wells Fargo Advantage Pennsylvania Municipal Money Market Fund 19


Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund's Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

SPECIAL MEETING OF SHAREHOLDERS

On June 21, 2010, a Special Meeting of Shareholders for the Evergreen Pennsylvania Municipal Money Market Fund was held to consider the following proposal. The results of the proposal are indicated below.

PROPOSAL 1 - To approve the proposed reorganization of the Evergreen Pennsylvania Municipal Money Market Fund into Wells Fargo Advantage Pennsylvania Municipal Money Market Fund, a series of Wells Fargo Funds Trust, a Delaware statutory trust:

Net assets voted "For"       $87,581,187
Net assets voted "Against"   $ 2,762,474
Net assets voted "Abstain"   $ 7,263,960

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund's Web site (www.wellsfargo.com/advantagefunds) at least as frequently as monthly, on a 7-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, the Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust") and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information(1) of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for each of the 132 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"), except that the person occupying the office of Treasurer varies for specified Funds. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INDEPENDENT TRUSTEES

                            Position Held and
Name and Age              Length of Service(2)           Principal Occupations During Past Five Years          Other Directorships
------------             ----------------------   ----------------------------------------------------------   -------------------
Peter G. Gordon          Trustee, since 1998;     Co-Founder, Chairman, President and CEO of Crystal Geyser.   None
67                       Chairman, since 2005     Water Company.
                         (Lead Trustee since
                         2001)

Isaiah Harris, Jr.       Advisory Board           Retired. Prior thereto, President and CEO of BellSouth       CIGNA Corporation;
57                       Trustee, since 2008      Advertising and Publishing Corp from 2005 to 2007,           Deluxe Corporation
                                                  President and CEO of BellSouth Enterprises from 2004 to
                                                  2005 and President of BellSouth Consumer Services from
                                                  2000 to 2003. Currently a member of the Iowa State
                                                  University Foundation Board of Governors and a member of
                                                  the Advisory Board of Iowa State University School of
                                                  Business.

       20 Wells Fargo Advantage Pennsylvania Municipal Money Market Fund


                                                   Other Information (Unaudited)

                            Position Held and
Name and Age              Length of Service(2)           Principal Occupations During Past Five Years          Other Directorships
------------             ----------------------   ----------------------------------------------------------   -------------------
Dr. Leroy Keith, Jr.(3)  Trustee, since 2010      Chairman, Bloc Global Services (development and              Trustee, Phoenix
71                                                construction), Trustee, Phoenix Fund Complex and Director,   Fund Complex
                                                  Diversapack Co. (packaging company). Trustee of the          (consisting of
                                                  Evergreen Funds from 1983 to 2010. Former Managing           46 portfolios as of
                                                  Director, Almanac Capital Management (commodities firm),     12/31/09
                                                  former Partner, Stonington Partners, Inc. (private equity
                                                  fund), former Director, Obagi Medical Products Co. and
                                                  former Director, Lincoln Educational Services.

Judith M. Johnson        Trustee, since 2008      Retired. Prior thereto, Chief Executive Officer and Chief    None
61                                                Investment Officer of Minneapolis Employees Retirement
                                                  Fund from 1996 to 2008. Ms. Johnson is a certified public
                                                  accountant and a certified managerial accountant.

David F. Larcker         Advisory Board           James Irvin Miller Professor of Accounting at the Graduate   None
59                       Trustee, since 2008      School of Business, Stanford University, Director of
                                                  Corporate Governance Research Program and Co-Director of
                                                  The Rock Center for Corporate Governance since 2006. From
                                                  2005 to 2008, Professor of Accounting at the Graduate
                                                  School of Business, Stanford University. Prior thereto,
                                                  Ernst & Young Professor of Accounting at The Wharton
                                                  School, University of Pennsylvania from 1985 to 2005.

Olivia S. Mitchell       Trustee, since 2006      Professor of Insurance and Risk Management, Wharton          None
57                                                School, University of Pennsylvania. Director of the
                                                  Boettner Center on Pensions and Retirement Research.
                                                  Research associate and board member, Penn Aging Research
                                                  Center. Research associate, National Bureau of Economic
                                                  Research.

Timothy J. Penny         Trustee, since 1996      President and CEO of Southern Minnesota Initiative           None
58                                                Foundation, a non-profit organization, since 2007 and
                                                  Senior Fellow at the Humphrey Institute Policy Forum at
                                                  the University of Minnesota since 1995. Member of the
                                                  Board of Trustees of NorthStar Education Finance, Inc., a
                                                  non-profit organization, since 2007.

Michael S. Scofield(3)   Trustee, since 2010      Trustee of the Evergreen Funds from 1984 to 2010. Retired    None
67                                                Attorney, Law Offices of Michael S. Scofield and former
                                                  Director and Chairman, Branded Media Corporation
                                                  (multi-media branding company).

Donald C. Willeke        Trustee, since 1996      Principal of the law firm of Willeke & Daniels. General      None
70                                                Counsel of the Minneapolis Employees Retirement Fund from
                                                  1984 to present.

OFFICERS

                            Position Held and
Name and Age              Length of Service(2)           Principal Occupations During Past Five Years          Other Directorships
------------             ----------------------   ----------------------------------------------------------   -------------------
Karla M. Rabusch         President, since 2003    Executive Vice President of Wells Fargo Bank, N.A. and       None
51                                                President of Wells Fargo Funds Management, LLC since 2003.
                                                  Senior Vice President and Chief Administrative Officer of
                                                  Wells Fargo Funds Management, LLC from 2001 to 2003.

C. David Messman         Secretary, since 2000;   Senior Vice President and Secretary of Wells Fargo Funds     None
50                       Chief Legal Counsel,     Management, LLC since 2001. Vice President and Managing
                         since 2003               Senior Counsel of Wells Fargo Bank, N.A. since 1996.

Kasey Phillips(4)        Treasurer, since 2009    Senior Vice President of Wells Fargo Funds Management, LLC   None
39                                                since 2009. Senior Vice President of Evergreen Investment
                                                  Management Company, LLC from 2006 to 2010. Treasurer of
                                                  the Evergreen Funds from 2005 to 2010. Vice President and
                                                  Assistant Vice President of Evergreen Investment Services,
                                                  Inc. from 1999 to 2006.

       Wells Fargo Advantage Pennsylvania Municipal Money Market Fund 21


Other Information (Unaudited)

                            Position Held and
Name and Age              Length of Service(2)           Principal Occupations During Past Five Years          Other Directorships
------------             ----------------------   ----------------------------------------------------------   -------------------
David Berardi(5)         Assistant Treasurer,     Vice President of Wells Fargo Funds Management, LLC since    None
35                       since 2009               2009. Vice President of Evergreen Investment Management
                                                  Company, LLC from 2008 to 2010. Assistant Vice President
                                                  of Evergreen Investment Services, Inc. from 2004 to 2008.
                                                  Manager of Fund Reporting and Control for Evergreen
                                                  Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma(5)        Assistant Treasurer,     Senior Vice President of Wells Fargo Funds Management, LLC   None
36                       since 2009               since 2009. Senior Vice President of Evergreen Investment
                                                  Management Company, LLC from 2008 to 2010. Vice President,
                                                  Evergreen Investment Services, Inc. from 2004 to 2007.
                                                  Assistant Vice President, Evergreen Investment Services,
                                                  Inc. from 2000 to 2004 and the head of the Fund Reporting
                                                  and Control Team within Fund Administration from 2005 to
                                                  2010.

Debra Ann Early          Chief Compliance         Chief Compliance Officer of Wells Fargo Funds Management,    None
46                       Officer,                 LLC since 2007. Chief Compliance Officer of Parnassus
                         since 2007               Investments from 2005 to 2007. Chief Financial Officer of
                                                  Parnassus Investments from 2004 to 2007 and Senior Audit
                                                  Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

----------
(1.) The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at www.wellsfargo.com/advantagefunds.

(2.) Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

(3.) Effective July 9, 2010.

(4.) Effective November 1, 2009.

(5.) Treasurer during the period from June 1, 2009 to October 31, 2009.
     Assistant Treasurer effective November 1, 2009.

        22 Wells Fargo Advantage Pennsylvania Municipal Money Market Fund


                                                           List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG    -- Association of Bay Area Governments
ADR     -- American Depositary Receipt
AMBAC   -- American Municipal Bond Assurance Corporation
AMT     -- Alternative Minimum Tax
ARM     -- Adjustable Rate Mortgages
BART    -- Bay Area Rapid Transit
CDA     -- Community Development Authority
CDO     -- Collateralized Debt Obligation
CDSC    -- Contingent Deferred Sales Charge
CGIC    -- Capital Guaranty Insurance Company
CGY     -- Capital Guaranty Corporation
CIFG    -- CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee
COP     -- Certificate of Participation
CP      -- Commercial Paper
CTF     -- Common Trust Fund
DW&P    -- Department of Water & Power
DWR     -- Department of Water Resources
ECFA    -- Educational & Cultural Facilities Authority
EDFA    -- Economic Development Finance Authority
ETET    -- Eagle Tax-Exempt Trust
ETF     -- Exchange-Traded Fund
FFCB    -- Federal Farm Credit Bank
FGIC    -- Financial Guaranty Insurance Corporation
FHA     -- Federal Housing Authority
FHAG    -- Federal Housing Agency
FHLB    -- Federal Home Loan Bank
FHLMC   -- Federal Home Loan Mortgage Corporation
FNMA    -- Federal National Mortgage Association
FSA     -- Farm Service Agency
GDR     -- Global Depositary Receipt
GNMA    -- Government National Mortgage Association
GO      -- General Obligation
HCFR    -- Healthcare Facilities Revenue
HEFA    -- Health & Educational Facilities Authority
HEFAR   -- Higher Education Facilities Authority Revenue
HFA     -- Housing Finance Authority
HFFA    -- Health Facilities Financing Authority
HUD     -- Housing & Urban Development
IDA     -- Industrial Development Authority
IDAG    -- Industrial Development Agency
IDR     -- Industrial Development Revenue
LIBOR   -- London Interbank Offered Rate
LLC     -- Limited Liability Company
LOC     -- Letter of Credit
LP      -- Limited Partnership
MBIA    -- Municipal Bond Insurance Association
MFHR    -- Multi-Family Housing Revenue
MFMR    -- Multi-Family Mortgage Revenue
MMD     -- Municipal Market Data
MTN     -- Medium Term Note
MUD     -- Municipal Utility District
NATL-RE -- National Public Finance Guarantee Corporation
PCFA    -- Pollution Control Finance Authority
PCR     -- Pollution Control Revenue
PFA     -- Public Finance Authority
PFFA    -- Public Facilities Financing Authority
plc     -- Public Limited Company
PSFG    -- Public School Fund Guaranty
R&D     -- Research & Development
RDA     -- Redevelopment Authority
RDFA    -- Redevelopment Finance Authority
REITS   -- Real Estate Investment Trusts
SFHR    -- Single Family Housing Revenue
SFMR    -- Single Family Mortgage Revenue
SLMA    -- Student Loan Marketing Association
SPDR    -- Standard & Poor's Depositary Receipts
STIT    -- Short-Term Investment Trust
TBA     -- To Be Announced
TRAN    -- Tax Revenue Anticipation Notes
USD     -- Unified School District
XLCA    -- XL Capital Assurance

(GRAPHIC)
(REDUCE CLUTTER. SAVE TREES.

Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

WELLS FARGO ADVANTAGE FUNDS

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1- 888-877-9275
Institutional Investment Professionals: 1- 866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT www.wellsfargo.com/advantagefunds. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

                                                               (GRAPHIC)
NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE  Printed on Recycled paper

(C) 2010 Wells Fargo Funds Management, LLC. All rights reserved.   www.wellsfargo.com/advantagefunds         125327 09-10
                                                                                                       SMMPA/SAR135 07-10

ITEM 2. CODE OF ETHICS

Not required in this filing

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Governance Committee (the "Committee") of the Board of Trustees of the registrant (the "Trust") has adopted procedures by which a shareholder of any series of the Trust may submit properly a nominee recommendation for the Committee's consideration.

The shareholder must submit any such recommendation (a "Shareholder Recommendation") in writing to the Trust, to the attention of the Trust's Secretary, at the address of the principal executive offices of the Trust.

The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Committee meeting at which the nominee would be considered.

The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the "candidate"); (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an "interested person" of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an "interested person," information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder's name as it appears on the Trust's books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and
(v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to interview in person and furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in rule 30a-3(d) udner the Investment Company Act) that occurred during the second quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Not required in this filing.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        Wells Fargo Funds Trust


                                        By: /s/ Karla M. Rabusch

                                            Karla M. Rabusch
                                            President

                                        Date: September 29, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.


                                        By: /s/ Karla M. Rabusch

                                            Karla M. Rabusch
                                            President

                                        Date: September 29, 2010


                                        By: /s/ Kasey L. Phillips

                                            Kasey L. Phillips
                                            Treasurer

                                        Date: September 29, 2010